Schedule of Investments(a)
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-82.16%
Aerospace & Defense-0.48%
General Dynamics Corp., 3.88%, 07/15/2021	$3,676,000	$3,686,304
Lockheed Martin Corp., 3.35%, 09/15/2021	5,188,000	5,235,008
		8,921,312
Automobiles-3.92%
American Honda Finance Corp.
1.65%, 07/12/2021	6,761,000	6,771,853
1.70%, 09/09/2021	9,547,000	9,588,016
General Motors Financial Co., Inc.
3.20%, 07/06/2021	23,972,000	23,979,608
4.38%, 09/25/2021	14,097,000	14,277,101
Toyota Motor Corp. (Japan), 3.18%, 07/20/2021	7,074,000	7,102,248
Toyota Motor Credit Corp., 3.40%, 09/15/2021	10,367,000	10,463,313
		72,182,139
Banks-20.59%
Bank of Montreal (Canada), 1.90%, 08/27/2021	21,997,000	22,091,273
Bank of Nova Scotia (The) (Canada), 2.80%, 07/21/2021	8,501,000	8,531,739
Barclays PLC (United Kingdom), 3.20%, 08/10/2021	16,020,000	16,110,704
BPCE S.A. (France), 2.75%, 12/02/2021	14,891,000	15,082,966
Citibank N.A., 3.40%, 07/23/2021	20,515,000	20,554,315
Citigroup, Inc.
2.35%, 08/02/2021	21,714,000	21,794,069
2.90%, 12/08/2021	33,940,000	34,341,824
Fifth Third Bank N.A.
3.35%, 07/26/2021	5,583,000	5,595,972
2.88%, 10/01/2021	8,390,000	8,445,991
JPMorgan Chase & Co., 4.35%, 08/15/2021	20,743,000	20,919,695
KeyBank N.A.
3.35%, 06/15/2021	4,800,000	4,805,726
2.50%, 11/22/2021	5,150,000	5,207,590
Lloyds Banking Group PLC (United Kingdom), 3.10%, 07/06/2021	9,723,000	9,749,819
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 07/26/2021	9,791,000	9,840,791
2.19%, 09/13/2021	13,855,000	13,935,114
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/2021	11,900,000	11,970,269
PNC Bank N.A., 2.55%, 12/09/2021	7,461,000	7,538,886
Santander UK Group Holdings PLC (United Kingdom), 2.88%, 08/05/2021	19,885,000	19,980,753
Skandinaviska Enskilda Banken AB (Sweden), 1.88%, 09/13/2021	9,251,000	9,296,101
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 07/14/2021	20,912,000	20,959,734
2.44%, 10/19/2021	18,655,000	18,817,387
Svenska Handelsbanken AB (Sweden), 1.88%, 09/07/2021	11,483,000	11,536,873
Toronto-Dominion Bank (The) (Canada)
3.25%, 06/11/2021	9,653,000	9,660,579
1.80%, 07/13/2021	17,251,000	17,284,289
	Principal Amount	Value
Banks-(continued)
Truist Financial Corp., 3.20%, 09/03/2021	$7,548,000	$7,587,526
Wells Fargo & Co., 2.10%, 07/26/2021	27,840,000	27,920,978
		379,560,963
Beverages-1.31%
Molson Coors Beverage Co., 2.10%, 07/15/2021	9,480,000	9,492,781
PepsiCo, Inc.
3.00%, 08/25/2021	7,759,000	7,810,088
1.70%, 10/06/2021	6,769,000	6,796,134
		24,099,003
Biotechnology-2.23%
Gilead Sciences, Inc.
4.40%, 12/01/2021	16,343,000	16,511,565
0.75%, 09/29/2023	24,543,000	24,580,119
		41,091,684
Capital Markets-11.95%
Bank of New York Mellon Corp. (The), 3.55%, 09/23/2021	11,644,000	11,734,397
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	23,777,000	24,061,738
2.10%, 11/12/2021	26,465,000	26,688,108
Deutsche Bank AG (Germany), 4.25%, 10/14/2021	42,053,000	42,643,518
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/2021	44,169,000	44,511,704
Morgan Stanley
5.50%, 07/28/2021	28,578,000	28,812,459
2.63%, 11/17/2021	37,140,000	37,556,253
Northern Trust Corp., 3.38%, 08/23/2021	4,289,000	4,320,702
		220,328,879
Communications Equipment-1.30%
Cisco Systems, Inc., 1.85%, 09/20/2021	23,969,000	24,057,436
Consumer Finance-2.39%
Capital One Financial Corp., 4.75%, 07/15/2021	16,183,000	16,271,684
Capital One N.A.
2.95%, 07/23/2021	7,300,000	7,314,106
2.25%, 09/13/2021	4,800,000	4,819,391
Discover Bank, 3.20%, 08/09/2021	8,652,000	8,679,115
Synchrony Financial, 3.75%, 08/15/2021	6,981,000	6,989,690
		44,073,986
Diversified Financial Services-0.22%
Berkshire Hathaway, Inc., 3.75%, 08/15/2021	4,016,000	4,045,353
Diversified Telecommunication Services-0.62%
Qwest Corp., 6.75%, 12/01/2021	11,136,000	11,456,160
Electric Utilities-4.71%
Duke Energy Carolinas LLC, 3.90%, 06/15/2021	4,592,000	4,598,228
Duke Energy Corp.
1.80%, 09/01/2021	9,012,000	9,033,702
3.55%, 09/15/2021	5,655,000	5,661,900
Duke Energy Progress LLC, 3.00%, 09/15/2021	4,739,000	4,748,352
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	7,373,000	7,378,759
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Louisiana LLC, 0.62%, 11/17/2023	$10,625,000	$10,641,127
NextEra Energy Capital Holdings, Inc., 2.40%, 09/01/2021	19,229,000	19,339,403
Ohio Power Co., Series M, 5.38%, 10/01/2021	5,475,000	5,568,988
Southern California Edison Co., 3.88%, 06/01/2021	5,709,000	5,709,000
Southern Co. (The), 2.35%, 07/01/2021	14,123,000	14,123,000
		86,802,459
Electrical Equipment-0.35%
Emerson Electric Co., 2.63%, 12/01/2021	6,304,000	6,368,408
Energy Equipment & Services-0.31%
Halliburton Co., 3.25%, 11/15/2021	5,740,000	5,775,297
Entertainment-0.74%
TWDC Enterprises 18 Corp.
3.75%, 06/01/2021	5,513,000	5,513,000
2.75%, 08/16/2021	8,111,000	8,154,976
		13,667,976
Equity REITs-0.80%
ERP Operating L.P., 4.63%, 12/15/2021	9,010,000	9,124,972
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026	5,470,000	5,641,020
		14,765,992
Food & Staples Retailing-2.30%
Kroger Co. (The), 2.95%, 11/01/2021	7,818,000	7,890,133
Sysco Corp., 2.50%, 07/15/2021	5,430,000	5,434,618
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	11,838,000	11,940,007
Walmart, Inc., 3.13%, 06/23/2021	17,034,000	17,064,086
		42,328,844
Food Products-1.27%
General Mills, Inc., 3.15%, 12/15/2021	10,388,000	10,476,927
JM Smucker Co. (The), 3.50%, 10/15/2021	7,368,000	7,458,917
Tyson Foods, Inc., 2.25%, 08/23/2021	5,531,000	5,547,493
		23,483,337
Health Care Equipment & Supplies-0.35%
Stryker Corp., 0.60%, 12/01/2023	6,540,000	6,547,691
Health Care Providers & Services-1.51%
CVS Health Corp., 2.13%, 06/01/2021	16,457,000	16,457,000
UnitedHealth Group, Inc.
3.38%, 11/15/2021	3,761,000	3,785,623
2.88%, 12/15/2021	7,546,000	7,655,444
		27,898,067
Household Products-0.46%
Procter & Gamble Co. (The), 1.70%, 11/03/2021	8,368,000	8,424,332
Industrial Conglomerates-1.12%
General Electric Co., 4.65%, 10/17/2021	195,000	198,098
Honeywell International, Inc., 1.85%, 11/01/2021	13,733,000	13,811,886
Roper Technologies, Inc., 2.80%, 12/15/2021	6,473,000	6,547,670
		20,557,654
	Principal Amount	Value
Insurance-0.21%
Progressive Corp. (The), 3.75%, 08/23/2021	$3,887,000	$3,918,832
Internet & Direct Marketing Retail-0.53%
Amazon.com, Inc., 3.30%, 12/05/2021	9,689,000	9,790,815
IT Services-0.74%
Mastercard, Inc., 2.00%, 11/21/2021	6,568,000	6,616,555
VeriSign, Inc., 4.63%, 05/01/2023	7,003,000	7,027,405
		13,643,960
Machinery-2.44%
Caterpillar Financial Services Corp.
1.70%, 08/09/2021	12,414,000	12,448,957
3.15%, 09/07/2021	10,046,000	10,127,687
John Deere Capital Corp.
3.90%, 07/12/2021	3,845,000	3,860,949
3.13%, 09/10/2021	5,687,000	5,734,136
3.15%, 10/15/2021	5,293,000	5,352,943
Xylem, Inc., 4.88%, 10/01/2021	7,339,000	7,446,987
		44,971,659
Media-0.52%
Time Warner Cable LLC, 4.00%, 09/01/2021	9,487,000	9,512,034
Metals & Mining-0.27%
Kinross Gold Corp. (Canada), 5.13%, 09/01/2021	4,937,000	4,937,000
Multiline Retail-0.28%
Nordstrom, Inc., 4.00%, 10/15/2021	5,174,000	5,185,885
Multi-Utilities-0.67%
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	7,300,000	7,306,032
Puget Energy, Inc., 6.00%, 09/01/2021	5,067,000	5,137,724
		12,443,756
Oil, Gas & Consumable Fuels-3.82%
Canadian Natural Resources Ltd. (Canada), 3.45%, 11/15/2021	5,742,000	5,779,618
Enbridge Energy Partners L.P., 4.20%, 09/15/2021	5,390,000	5,397,688
Kinder Morgan Energy Partners L.P., 5.00%, 10/01/2021	4,747,000	4,765,364
Ovintiv, Inc., 3.90%, 11/15/2021	6,542,000	6,572,887
Shell International Finance B.V. (Netherlands), 1.75%, 09/12/2021	13,987,000	14,050,882
Total Capital International S.A. (France)
2.75%, 06/19/2021	10,421,000	10,433,950
2.22%, 07/12/2021	7,161,000	7,171,794
Total Capital S.A. (France), 4.25%, 12/15/2021	6,255,000	6,391,838
Williams Cos., Inc. (The), 4.00%, 11/15/2021	4,916,000	4,952,164
WPX Energy, Inc., 5.75%, 06/01/2026	4,700,000	4,909,362
		70,425,547
Pharmaceuticals-3.77%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	19,885,000	19,914,211

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc.
3.00%, 09/15/2021	$11,467,000	$11,566,408
2.20%, 12/15/2021	11,753,000	11,890,502
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	26,051,000	26,077,531
		69,448,652
Road & Rail-0.70%
Norfolk Southern Corp., 3.25%, 12/01/2021	7,740,000	7,798,315
Union Pacific Corp., 3.20%, 06/08/2021	5,114,000	5,116,758
		12,915,073
Semiconductors & Semiconductor Equipment-1.78%
Intel Corp., 3.30%, 10/01/2021	15,192,000	15,347,816
Lam Research Corp., 2.80%, 06/15/2021	7,540,000	7,546,468
NVIDIA Corp., 2.20%, 09/16/2021	9,847,000	9,889,300
		32,783,584
Software-5.07%
Microsoft Corp., 1.55%, 08/08/2021	26,306,000	26,343,325
Oracle Corp.
2.80%, 07/08/2021	17,057,000	17,105,448
1.90%, 09/15/2021	49,811,000	49,989,777
		93,438,550
Specialty Retail-0.28%
Lowe’s Cos., Inc., 3.80%, 11/15/2021	5,097,000	5,134,576
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.39%
Apple, Inc., 1.55%, 08/04/2021	$14,700,000	$14,717,464
HP, Inc.
4.38%, 09/15/2021	3,769,000	3,813,768
4.65%, 12/09/2021	6,890,000	7,044,968
		25,576,200
Tobacco-0.40%
Philip Morris International, Inc., 2.90%, 11/15/2021	7,335,000	7,427,515
Trading Companies & Distributors-0.36%
Air Lease Corp., 3.38%, 06/01/2021	6,566,000	6,566,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,511,438,268)		1,514,556,610
	Shares
Money Market Funds-19.26%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $354,939,867)	354,939,867	354,939,867
TOTAL INVESTMENTS IN SECURITIES-101.42% (Cost $1,866,378,135)		1,869,496,477
OTHER ASSETS LESS LIABILITIES-(1.42)%		(26,200,942)
NET ASSETS-100.00%		$1,843,295,535

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,177,444,829	$(822,504,962)	$-	$-	$354,939,867	$31,685
Invesco Premier U.S. Government Money Portfolio, Institutional Class	29,211,229	71,522,244	(100,733,473)	-	-	-	207
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,967,699	15,957,161	(20,924,860)	-	-	-	658*
Invesco Private Prime Fund	1,698,896	15,105,432	(16,804,699)	-	371	-	2,043*
Total	$35,877,824	$1,280,029,666	$(960,967,994)	$-	$371	$354,939,867	$34,593

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.60%
Aerospace & Defense-1.18%
Boeing Co. (The), 1.43%, 02/04/2024	$20,718,000	$20,790,363
General Dynamics Corp., 2.25%, 11/15/2022	6,905,000	7,076,367
		27,866,730
Air Freight & Logistics-0.47%
United Parcel Service, Inc.
2.35%, 05/16/2022	4,145,000	4,225,276
2.45%, 10/01/2022(b)	6,740,000	6,942,486
		11,167,762
Airlines-0.30%
Delta Air Lines, Inc., 3.63%, 03/15/2022(b)	6,935,000	7,050,590
Automobiles-4.05%
American Honda Finance Corp.
1.95%, 05/20/2022	4,044,000	4,111,972
2.20%, 06/27/2022(b)	5,926,000	6,052,330
0.40%, 10/21/2022	4,710,000	4,719,226
2.60%, 11/16/2022	3,273,000	3,383,628
General Motors Financial Co., Inc.
3.45%, 01/14/2022	8,429,000	8,570,193
3.45%, 04/10/2022	9,491,000	9,698,738
3.15%, 06/30/2022	8,430,000	8,653,563
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022(b)	3,366,000	3,438,826
Toyota Motor Credit Corp.
2.60%, 01/11/2022	8,116,000	8,235,375
3.30%, 01/12/2022	6,766,000	6,894,279
1.15%, 05/26/2022	8,425,000	8,509,343
2.80%, 07/13/2022	3,369,000	3,466,149
0.45%, 07/22/2022(b)	5,025,000	5,042,651
2.15%, 09/08/2022	6,106,000	6,259,796
0.35%, 10/14/2022(b)	8,794,000	8,814,754
		95,850,823
Banks-22.51%
Bank of America Corp.
5.70%, 01/24/2022	7,590,000	7,859,188
2.50%, 10/21/2022	13,756,000	13,878,211
Bank of Montreal (Canada)
2.35%, 09/11/2022(b)	7,414,000	7,622,204
2.55%, 11/06/2022	6,675,000	6,888,443
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022	10,108,000	10,304,146
2.45%, 09/19/2022	6,739,000	6,936,781
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	12,550,000	13,735,437
BBVA USA, 2.88%, 06/29/2022	6,300,000	6,464,230
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	6,743,000	6,911,076
CIT Group, Inc., 5.00%, 08/15/2022	7,934,000	8,340,618
Citigroup, Inc.
4.50%, 01/14/2022	16,916,000	17,363,354
2.75%, 04/25/2022	16,685,000	17,029,792
4.05%, 07/30/2022	6,092,000	6,354,291
2.70%, 10/27/2022	11,791,000	12,168,490
Citizens Bank N.A., 2.65%, 05/26/2022	5,002,000	5,111,740
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022	7,023,000	7,135,414
3.88%, 02/08/2022	20,719,000	21,247,121
3.95%, 11/09/2022	10,105,000	10,615,506
	Principal Amount	Value
Banks-(continued)
Fifth Third Bancorp
3.50%, 03/15/2022(b)	$3,370,000	$3,447,537
2.60%, 06/15/2022	4,785,000	4,892,580
First Republic Bank, 2.50%, 06/06/2022	4,003,000	4,084,601
HSBC Holdings PLC (United Kingdom), 4.00%, 03/30/2022(b)	12,249,000	12,639,432
Huntington Bancshares, Inc., 2.30%, 01/14/2022	6,634,000	6,708,929
Huntington National Bank (The), 2.50%, 08/07/2022(b)	4,452,000	4,561,759
JPMorgan Chase & Co.
4.50%, 01/24/2022(b)	11,440,000	11,759,076
3.25%, 09/23/2022	20,524,000	21,342,653
KeyBank N.A.
2.40%, 06/09/2022	4,129,000	4,219,971
2.30%, 09/14/2022	5,050,000	5,182,052
Lloyds Banking Group PLC (United Kingdom), 3.00%, 01/11/2022	10,100,000	10,272,174
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	4,952,000	5,053,570
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 02/22/2022	6,763,000	6,900,828
2.62%, 07/18/2022	15,500,000	15,920,109
2.67%, 07/25/2022	13,478,000	13,847,190
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022	10,108,000	10,319,363
2.60%, 09/11/2022	6,750,000	6,951,329
MUFG Union Bank N.A., 2.10%, 12/09/2022	5,050,000	5,183,638
People’s United Financial, Inc., 3.65%, 12/06/2022(b)	3,367,000	3,500,162
PNC Bank N.A.
2.63%, 02/17/2022	8,450,000	8,584,370
2.45%, 07/28/2022	5,095,000	5,220,302
2.70%, 11/01/2022(b)	6,768,000	6,990,327
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022	6,743,000	6,884,896
2.85%, 11/09/2022(c)	3,370,000	3,498,095
Royal Bank of Canada (Canada), 2.75%, 02/01/2022(b)	8,428,000	8,574,558
Santander Holdings USA, Inc., 3.70%, 03/28/2022	4,816,000	4,933,768
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	3,251,000	3,320,009
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022(b)	4,885,000	5,049,736
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 01/11/2022	5,713,000	5,806,908
2.78%, 07/12/2022	13,754,000	14,141,563
2.78%, 10/18/2022	8,426,000	8,717,689
Synchrony Bank, 3.00%, 06/15/2022	5,395,000	5,531,859
Truist Bank
2.63%, 01/15/2022	7,050,000	7,144,008
2.45%, 08/01/2022(b)	6,727,000	6,891,798
Truist Financial Corp.
2.70%, 01/27/2022	6,742,000	6,840,417
2.75%, 04/01/2022	6,870,000	7,003,271
U.S. Bancorp
3.00%, 03/15/2022	6,750,000	6,889,914
2.95%, 07/15/2022	9,150,000	9,411,074
Series V, 2.63%, 01/24/2022(b)	8,421,000	8,538,437
UBS AG (Switzerland), 7.63%, 08/17/2022	13,860,000	15,033,386
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Banks-(continued)
US Bank N.A., 1.80%, 01/21/2022	$6,100,000	$6,157,771
Wells Fargo & Co.
3.50%, 03/08/2022(b)	13,805,000	14,156,942
2.63%, 07/22/2022(b)	14,457,000	14,851,091
		532,925,184
Beverages-1.98%
Constellation Brands, Inc.
2.70%, 05/09/2022	3,453,000	3,523,510
2.65%, 11/07/2022	4,830,000	4,977,405
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	6,901,000	7,075,823
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024(b)	8,011,000	8,027,033
Molson Coors Beverage Co., 3.50%, 05/01/2022(b)	3,457,000	3,558,768
PepsiCo, Inc.
2.75%, 03/05/2022	8,632,000	8,803,209
2.25%, 05/02/2022	5,179,000	5,270,811
3.10%, 07/17/2022	5,525,000	5,677,715
		46,914,274
Biotechnology-3.73%
AbbVie, Inc.
2.90%, 11/06/2022	21,519,000	22,301,732
3.20%, 11/06/2022	6,900,000	7,155,756
2.30%, 11/21/2022	20,648,000	21,250,269
Amgen, Inc.
2.70%, 05/01/2022	3,451,000	3,508,987
2.65%, 05/11/2022	10,361,000	10,579,854
3.63%, 05/15/2022	5,181,000	5,302,028
Biogen, Inc., 3.63%, 09/15/2022	6,945,000	7,236,443
Gilead Sciences, Inc.
1.95%, 03/01/2022(b)	3,827,000	3,870,516
3.25%, 09/01/2022	6,900,000	7,122,134
		88,327,719
Capital Markets-5.98%
Ares Capital Corp., 3.63%, 01/19/2022(b)	5,317,000	5,407,186
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022(b)	8,496,000	8,618,147
1.95%, 08/23/2022	6,742,000	6,890,509
BlackRock, Inc., 3.38%, 06/01/2022	5,323,000	5,490,650
CME Group, Inc., 3.00%, 09/15/2022	5,225,000	5,411,524
Credit Suisse AG (Switzerland), 2.80%, 04/08/2022	10,150,000	10,377,406
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	7,400,000	7,687,899
E*TRADE Financial Corp., 2.95%, 08/24/2022	4,295,000	4,424,634
Goldman Sachs Group, Inc. (The), 5.75%, 01/24/2022	31,443,000	32,569,091
Moody’s Corp., 4.50%, 09/01/2022	3,453,000	3,595,680
Morgan Stanley
2.75%, 05/19/2022	22,952,000	23,515,393
4.88%, 11/01/2022(b)	13,489,000	14,325,521
Nasdaq, Inc., 0.45%, 12/21/2022	4,236,000	4,238,081
Northern Trust Corp., 2.38%, 08/02/2022(b)	3,374,000	3,460,795
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	5,560,000	5,663,583
		141,676,099
	Principal Amount	Value
Chemicals-1.15%
Celanese US Holdings LLC, 4.63%, 11/15/2022	$3,286,000	$3,476,185
Eastman Chemical Co., 3.60%, 08/15/2022	5,183,000	5,338,989
Ecolab, Inc., 2.38%, 08/10/2022(b)	3,449,000	3,530,704
Linde, Inc.
2.45%, 02/15/2022	4,144,000	4,186,870
2.20%, 08/15/2022(b)	3,286,000	3,348,475
Mosaic Co. (The), 3.25%, 11/15/2022	3,794,000	3,938,740
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022	3,455,000	3,499,152
		27,319,115
Commercial Services & Supplies-0.34%
Cintas Corp. No. 2, 2.90%, 04/01/2022	4,486,000	4,576,606
Waste Management, Inc., 2.90%, 09/15/2022(b)	3,458,000	3,551,532
		8,128,138
Communications Equipment-0.59%
Cisco Systems, Inc., 3.00%, 06/15/2022	3,455,000	3,556,885
Nokia OYJ (Finland), 3.38%, 06/12/2022	3,368,000	3,462,324
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	6,865,000	7,063,536
		14,082,745
Consumer Finance-2.33%
Ally Financial, Inc., 4.13%, 02/13/2022	4,555,000	4,673,198
American Express Co.
2.50%, 08/01/2022	12,735,000	13,045,610
2.65%, 12/02/2022	9,042,000	9,372,639
American Express Credit Corp., 2.70%, 03/03/2022	11,823,000	12,023,970
Capital One Financial Corp., 3.05%, 03/09/2022(b)	5,767,000	5,879,924
Capital One N.A.
2.65%, 08/08/2022	3,000,000	3,077,180
2.15%, 09/06/2022	3,699,000	3,781,004
Discover Financial Services, 3.85%, 11/21/2022(b)	3,063,000	3,215,182
		55,068,707
Diversified Consumer Services-0.15%
Block Financial LLC, 5.50%, 11/01/2022	3,304,000	3,448,172
Diversified Financial Services-0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%, 02/01/2022	890,000	907,194
3.50%, 05/26/2022	663,000	680,401
4.63%, 07/01/2022	4,051,000	4,226,220
Berkshire Hathaway, Inc., 3.40%, 01/31/2022(b)	4,042,000	4,130,423
National Rural Utilities Cooperative Finance Corp., 1.75%, 01/21/2022	3,451,000	3,486,655
ORIX Corp. (Japan), 2.90%, 07/18/2022	5,157,000	5,298,279
		18,729,172
Diversified Telecommunication Services-0.92%
AT&T, Inc.
3.00%, 06/30/2022(b)	13,546,000	13,886,419
2.63%, 12/01/2022(b)	7,723,000	7,945,728
		21,832,147

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-2.73%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	$3,806,000	$3,870,070
Duke Energy Corp.
2.40%, 08/15/2022(b)	3,453,000	3,532,313
3.05%, 08/15/2022	3,455,000	3,541,992
Duke Energy Progress LLC, 2.80%, 05/15/2022	3,457,000	3,520,489
Entergy Corp., 4.00%, 07/15/2022	4,487,000	4,642,885
Eversource Energy, Series K, 2.75%, 03/15/2022	5,178,000	5,266,284
Exelon Corp., 3.50%, 06/01/2022	7,942,000	8,172,150
Exelon Generation Co. LLC
3.40%, 03/15/2022	3,454,000	3,526,515
4.25%, 06/15/2022	3,609,000	3,724,689
ITC Holdings Corp., 2.70%, 11/15/2022	3,881,000	3,999,244
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	3,324,000	3,605,484
Pacific Gas and Electric Co., 1.75%, 06/16/2022	17,265,000	17,266,256
		64,668,371
Electrical Equipment-0.86%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	8,632,000	8,846,289
Eaton Corp., 2.75%, 11/02/2022	11,047,000	11,433,441
		20,279,730
Electronic Equipment, Instruments & Components-0.30%
Jabil, Inc., 4.70%, 09/15/2022(b)	3,370,000	3,555,892
Tyco Electronics Group S.A., 3.50%, 02/03/2022	3,454,000	3,500,975
		7,056,867
Energy Equipment & Services-0.38%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022(b)	8,626,000	8,945,420
Entertainment-0.59%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	3,451,000	3,510,930
2.35%, 12/01/2022(b)	6,737,000	6,948,591
Walt Disney Co. (The), 1.65%, 09/01/2022	3,465,000	3,526,123
		13,985,644
Equity REITs-1.98%
American Tower Corp.
2.25%, 01/15/2022	4,147,000	4,197,357
4.70%, 03/15/2022	4,838,000	5,004,996
Equinix, Inc., 5.38%, 05/15/2027	8,440,000	9,052,023
Kimco Realty Corp., 3.40%, 11/01/2022	3,392,000	3,518,622
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	9,387,000	9,891,551
Public Storage, 2.37%, 09/15/2022	3,448,000	3,535,117
Simon Property Group L.P.
2.35%, 01/30/2022(b)	3,800,000	3,833,916
2.63%, 06/15/2022(b)	4,138,000	4,215,596
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	3,427,000	3,539,592
		46,788,770
Food & Staples Retailing-1.12%
Costco Wholesale Corp., 2.30%, 05/18/2022	5,896,000	6,008,367
Kroger Co. (The), 3.40%, 04/15/2022(b)	3,448,000	3,516,870
	Principal Amount	Value
Food & Staples Retailing-(continued)
Walgreen Co., 3.10%, 09/15/2022	$8,087,000	$8,357,653
Walmart, Inc., 2.35%, 12/15/2022	8,498,000	8,762,095
		26,644,985
Food Products-0.97%
General Mills, Inc., 2.60%, 10/12/2022	3,448,000	3,549,461
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022(b)	107,000	110,111
McCormick & Co., Inc., 2.70%, 08/15/2022	5,175,000	5,315,592
Mondelez International, Inc., 0.63%, 07/01/2022	6,905,000	6,933,614
Tyson Foods, Inc., 4.50%, 06/15/2022	6,908,000	7,138,091
		23,046,869
Health Care Equipment & Supplies-1.15%
Abbott Laboratories, 2.55%, 03/15/2022(b)	5,177,000	5,274,624
Becton, Dickinson and Co., 2.89%, 06/06/2022	11,378,000	11,656,562
DH Europe Finance II S.a.r.l., 2.05%, 11/15/2022	4,832,000	4,952,242
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	5,179,000	5,276,441
		27,159,869
Health Care Providers & Services-4.18%
Aetna, Inc., 2.75%, 11/15/2022	6,905,000	7,104,456
Anthem, Inc.
3.13%, 05/15/2022(b)	5,879,000	6,042,902
2.95%, 12/01/2022	5,182,000	5,375,782
Cardinal Health, Inc., 2.62%, 06/15/2022	5,730,000	5,850,165
Centene Corp., 4.25%, 12/15/2027	17,867,000	18,783,845
CommonSpirit Health, 2.95%, 11/01/2022	3,452,000	3,570,749
CVS Health Corp.
3.50%, 07/20/2022	10,355,000	10,681,062
2.75%, 12/01/2022	8,635,000	8,903,342
Humana, Inc., 3.15%, 12/01/2022	4,146,000	4,288,116
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	3,372,000	3,436,886
3.75%, 08/23/2022	3,530,000	3,648,341
UnitedHealth Group, Inc.
2.88%, 03/15/2022	7,595,000	7,705,637
3.35%, 07/15/2022(b)	6,928,000	7,172,556
2.38%, 10/15/2022	6,217,000	6,404,628
		98,968,467
Hotels, Restaurants & Leisure-0.70%
McDonald’s Corp., 2.63%, 01/15/2022(b)	9,500,000	9,642,918
Starbucks Corp.
1.30%, 05/07/2022(b)	3,371,000	3,405,856
2.70%, 06/15/2022(b)	3,374,000	3,446,290
		16,495,064
Household Durables-0.52%
Lennar Corp.
4.13%, 01/15/2022	4,044,000	4,094,166
4.75%, 11/15/2022	3,865,000	4,066,328
NVR, Inc., 3.95%, 09/15/2022	4,045,000	4,189,139
		12,349,633
Household Products-0.85%
Clorox Co. (The), 3.05%, 09/15/2022	4,143,000	4,261,706

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Household Products-(continued)
Procter & Gamble Co. (The)
2.30%, 02/06/2022	$6,900,000	$7,003,853
2.15%, 08/11/2022	8,668,000	8,872,831
		20,138,390
Industrial Conglomerates-1.55%
3M Co., 2.00%, 06/26/2022(b)	4,139,000	4,220,949
General Electric Co.
3.15%, 09/07/2022(b)	4,653,000	4,813,142
2.70%, 10/09/2022	6,595,000	6,795,114
Honeywell International, Inc., 0.48%, 08/19/2022	17,262,000	17,275,637
Roper Technologies, Inc., 3.13%, 11/15/2022	3,448,000	3,563,710
		36,668,552
Insurance-1.44%
American International Group, Inc., 4.88%, 06/01/2022(b)	10,355,000	10,830,336
Aon Corp., 2.20%, 11/15/2022(b)	3,450,000	3,544,637
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	5,351,000	5,497,991
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	6,907,000	7,142,410
Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	3,457,000	3,507,917
MetLife, Inc., 3.05%, 12/15/2022	3,378,000	3,516,333
		34,039,624
Internet & Direct Marketing Retail-0.88%
Amazon.com, Inc., 2.50%, 11/29/2022(b)	8,426,000	8,666,003
eBay, Inc.
3.80%, 03/09/2022(b)	5,113,000	5,233,721
2.60%, 07/15/2022(b)	6,739,000	6,868,691
		20,768,415
IT Services-2.51%
Fiserv, Inc., 3.50%, 10/01/2022	4,832,000	4,998,204
International Business Machines Corp.
2.50%, 01/27/2022	6,900,000	7,006,525
1.88%, 08/01/2022	6,900,000	7,035,595
2.88%, 11/09/2022	6,210,000	6,445,875
PayPal Holdings, Inc., 2.20%, 09/26/2022	6,903,000	7,079,352
VeriSign, Inc., 4.75%, 07/15/2027	3,697,000	3,936,769
Visa, Inc.
2.15%, 09/15/2022(b)	6,760,000	6,920,170
2.80%, 12/14/2022	15,558,000	16,116,419
		59,538,909
Machinery-2.40%
Caterpillar Financial Services Corp.
0.95%, 05/13/2022	7,600,000	7,658,236
2.85%, 06/01/2022(b)	3,450,000	3,543,995
2.40%, 06/06/2022	4,124,000	4,217,799
1.90%, 09/06/2022	5,180,000	5,292,109
1.95%, 11/18/2022	5,176,000	5,310,028
2.55%, 11/29/2022	4,146,000	4,293,826
CNH Industrial Capital LLC, 4.38%, 04/05/2022(b)	3,453,000	3,568,788
Deere & Co., 2.60%, 06/08/2022	6,900,000	7,032,027
Flowserve Corp., 3.50%, 09/15/2022(b)	3,463,000	3,565,838
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
2.65%, 01/06/2022	$4,491,000	$4,557,581
2.75%, 03/15/2022	3,430,000	3,498,608
2.15%, 09/08/2022	4,144,000	4,248,419
		56,787,254
Media-1.41%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	20,750,000	21,567,008
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	7,403,000	8,393,025
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	3,369,000	3,502,795
		33,462,828
Metals & Mining-0.33%
Newmont Corp., 3.50%, 03/15/2022	3,393,000	3,450,780
Nucor Corp., 4.13%, 09/15/2022(b)	4,145,000	4,309,895
		7,760,675
Multiline Retail-0.29%
Target Corp., 2.90%, 01/15/2022	6,806,000	6,920,454
Multi-Utilities-0.88%
CenterPoint Energy, Inc., 2.50%, 09/01/2022	3,453,000	3,535,843
DTE Energy Co.
2.25%, 11/01/2022	3,456,000	3,557,995
Series H, 0.55%, 11/01/2022	5,176,000	5,191,537
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	4,832,000	4,994,411
Sempra Energy, 2.88%, 10/01/2022	3,448,000	3,538,356
		20,818,142
Oil, Gas & Consumable Fuels-7.20%
BP Capital Markets PLC (United Kingdom), 2.50%, 11/06/2022	6,904,000	7,125,278
Cenovus Energy, Inc. (Canada)
3.95%, 04/15/2022	3,456,000	3,526,084
3.00%, 08/15/2022	3,450,000	3,527,517
Chevron Corp.
2.41%, 03/03/2022	5,647,000	5,722,846
2.50%, 03/03/2022(b)	4,832,000	4,907,973
2.36%, 12/05/2022	13,784,000	14,158,402
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	5,345,991	5,485,958
Energy Transfer L.P., 5.20%, 02/01/2022	7,057,000	7,196,049
Energy Transfer L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022(b)	6,241,000	6,407,567
5.00%, 10/01/2022	4,721,000	4,939,178
Enterprise Products Operating LLC, 4.05%, 02/15/2022	4,492,000	4,611,736
Exxon Mobil Corp.
2.40%, 03/06/2022	7,939,000	8,045,705
1.90%, 08/16/2022	5,181,000	5,289,971
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022(b)	6,908,000	7,158,219
ONEOK Partners L.P., 3.38%, 10/01/2022	6,185,000	6,378,065
ONEOK, Inc., 4.25%, 02/01/2022	3,776,000	3,836,219
Ovintiv Exploration, Inc., 5.75%, 01/30/2022	4,082,000	4,217,903
Phillips 66, 4.30%, 04/01/2022	13,796,000	14,257,958

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Pioneer Natural Resources Co., 0.75%, 01/15/2024	$5,177,000	$5,183,751
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022(b)	5,181,000	5,297,458
Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	6,868,000	7,077,604
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	6,904,000	7,088,794
Total Capital International S.A. (France), 2.88%, 02/17/2022	6,904,000	7,036,156
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	6,939,000	7,118,855
Williams Cos., Inc. (The)
3.60%, 03/15/2022	9,434,000	9,626,492
3.35%, 08/15/2022	5,180,000	5,327,324
		170,549,062
Personal Products-0.42%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022(b)	3,480,000	3,556,478
2.20%, 05/05/2022	6,370,000	6,480,878
		10,037,356
Pharmaceuticals-3.34%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	7,407,000	7,559,132
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	5,119,000	5,228,556
3.25%, 08/15/2022(b)	5,899,000	6,114,903
Eli Lilly and Co., 2.35%, 05/15/2022	5,175,000	5,283,248
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	13,807,000	14,152,351
Johnson & Johnson, 2.25%, 03/03/2022(b)	6,909,000	7,006,669
Merck & Co., Inc.
2.35%, 02/10/2022(b)	8,635,000	8,763,377
2.40%, 09/15/2022(b)	6,907,000	7,067,096
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022	7,203,000	7,349,681
2.40%, 09/21/2022	10,353,000	10,661,396
		79,186,409
Professional Services-0.15%
Equifax, Inc., 3.30%, 12/15/2022(b)	3,451,000	3,580,375
Road & Rail-0.77%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	4,313,000	4,379,216
3.05%, 09/01/2022	4,138,000	4,254,951
Norfolk Southern Corp., 3.00%, 04/01/2022	4,147,000	4,213,746
Union Pacific Corp., 4.16%, 07/15/2022	5,180,000	5,358,278
		18,206,191
Semiconductors & Semiconductor Equipment-1.59%
Intel Corp.
2.35%, 05/11/2022(b)	5,180,000	5,278,515
3.10%, 07/29/2022	6,904,000	7,136,684
2.70%, 12/15/2022(b)	10,357,000	10,753,037
QUALCOMM, Inc., 3.00%, 05/20/2022(b)	10,633,000	10,925,070
Texas Instruments, Inc., 1.85%, 05/15/2022(b)	3,454,000	3,505,578
		37,598,884
	Principal Amount	Value
Software-3.43%
Microsoft Corp.
2.40%, 02/06/2022	$12,105,000	$12,266,916
2.38%, 02/12/2022	10,353,000	10,494,795
2.65%, 11/03/2022(b)	6,904,000	7,117,665
2.13%, 11/15/2022	5,178,000	5,321,734
Oracle Corp.
2.50%, 05/15/2022(b)	17,262,000	17,578,668
2.50%, 10/15/2022	17,305,000	17,832,027
VMware, Inc., 2.95%, 08/21/2022	10,386,000	10,683,076
		81,294,881
Specialty Retail-0.75%
AutoZone, Inc., 3.70%, 04/15/2022(b)	3,381,000	3,453,170
Home Depot, Inc. (The), 2.63%, 06/01/2022	8,428,000	8,620,768
Lowe’s Cos., Inc., 3.12%, 04/15/2022	5,621,000	5,723,765
		17,797,703
Technology Hardware, Storage & Peripherals-2.65%
Apple, Inc.
2.15%, 02/09/2022	8,631,000	8,749,728
2.50%, 02/09/2022	10,357,000	10,505,739
2.30%, 05/11/2022	6,902,000	7,031,088
2.70%, 05/13/2022(b)	8,632,000	8,837,270
1.70%, 09/11/2022(b)	6,906,000	7,042,970
2.10%, 09/12/2022	6,903,000	7,060,229
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	9,291,000	9,734,069
HP, Inc., 4.05%, 09/15/2022	3,530,000	3,692,708
		62,653,801
Textiles, Apparel & Luxury Goods-0.45%
Ralph Lauren Corp., 1.70%, 06/15/2022	3,374,000	3,425,811
VF Corp., 2.05%, 04/23/2022	7,210,000	7,324,243
		10,750,054
Tobacco-1.38%
Altria Group, Inc., 2.85%, 08/09/2022	12,506,000	12,865,056
Philip Morris International, Inc.
2.63%, 02/18/2022	3,513,000	3,566,733
2.38%, 08/17/2022	5,512,000	5,651,917
2.50%, 08/22/2022	5,054,000	5,195,015
2.50%, 11/02/2022	5,174,000	5,333,194
		32,611,915
Trading Companies & Distributors-0.81%
Air Lease Corp.
3.75%, 02/01/2022(b)	4,141,000	4,209,256
2.63%, 07/01/2022	4,140,000	4,228,877
International Lease Finance Corp., 5.88%, 08/15/2022	5,175,000	5,496,097
United Rentals North America, Inc., 3.88%, 11/15/2027	4,916,000	5,167,552
		19,101,782
Wireless Telecommunication Services-0.17%
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022(b)	4,020,000	4,132,605
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,278,394,617)		2,311,181,327

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-1.70%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $40,121,544)	40,121,544	$40,121,544
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $2,318,516,161)		2,351,302,871
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.11%
Invesco Private Government Fund, 0.01%(d)(e)(f)	20,007,876	20,007,876
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	29,999,814	$30,011,814
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,019,690)		50,019,690
TOTAL INVESTMENTS IN SECURITIES-101.41% (Cost $2,368,535,851)		2,401,322,561
OTHER ASSETS LESS LIABILITIES-(1.41)%		(33,335,309)
NET ASSETS-100.00%		$2,367,987,252

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$271,527,358	$(231,405,814)	$-	$-	$40,121,544	$3,734
Invesco Premier U.S. Government Money Portfolio, Institutional Class	36,116,520	35,006,356	(71,122,876)	-	-	-	246
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,751,447	71,818,469	(54,562,040)	-	-	20,007,876	657*
Invesco Private Prime Fund	917,158	102,476,387	(73,381,942)	-	211	30,011,814	7,670*
Total	$39,785,125	$480,828,570	$(430,472,672)	$-	$211	$90,141,234	$12,307

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.55%
Aerospace & Defense-3.87%
Boeing Co. (The)
1.17%, 02/04/2023	$7,110,000	$7,142,987
4.51%, 05/01/2023	16,089,000	17,191,094
2.20%, 02/04/2026	29,501,000	29,637,156
General Dynamics Corp.
3.38%, 05/15/2023	4,020,000	4,255,225
1.88%, 08/15/2023	2,451,000	2,532,668
Lockheed Martin Corp., 3.10%, 01/15/2023	2,680,000	2,788,626
Northrop Grumman Corp., 3.25%, 08/01/2023(b)	5,634,000	5,981,996
Precision Castparts Corp., 2.50%, 01/15/2023(b)	5,365,000	5,533,967
Raytheon Technologies Corp., 3.65%, 08/16/2023	268,000	285,465
		75,349,184
Air Freight & Logistics-0.29%
United Parcel Service, Inc., 2.50%, 04/01/2023	5,366,000	5,578,381
Airlines-0.52%
Delta Air Lines, Inc., 3.80%, 04/19/2023	2,740,000	2,836,681
Southwest Airlines Co., 4.75%, 05/04/2023	6,705,000	7,230,448
		10,067,129
Automobiles-6.50%
American Honda Finance Corp.
2.05%, 01/10/2023	4,021,000	4,137,043
1.95%, 05/10/2023	4,558,000	4,707,814
0.88%, 07/07/2023	7,080,000	7,163,332
3.45%, 07/14/2023(b)	2,684,000	2,861,803
0.65%, 09/08/2023	4,026,000	4,058,875
General Motors Co.
4.88%, 10/02/2023	8,039,000	8,793,724
5.40%, 10/02/2023	5,360,000	5,930,920
General Motors Financial Co., Inc.
3.25%, 01/05/2023	4,688,000	4,878,640
5.20%, 03/20/2023	8,044,000	8,699,112
3.70%, 05/09/2023	6,440,000	6,785,884
4.25%, 05/15/2023	4,016,000	4,291,117
4.15%, 06/19/2023	5,360,000	5,725,752
1.70%, 08/18/2023(b)	6,710,000	6,864,969
Stellantis N.V., 5.25%, 04/15/2023(b)	7,850,000	8,502,845
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	4,027,000	4,291,520
Toyota Motor Credit Corp.
2.63%, 01/10/2023(b)	3,648,000	3,787,188
2.70%, 01/11/2023	3,214,000	3,343,074
2.90%, 03/30/2023	9,974,000	10,458,746
0.40%, 04/06/2023(b)	5,369,000	5,383,855
0.50%, 08/14/2023(b)	7,507,000	7,539,503
1.35%, 08/25/2023	5,283,000	5,399,719
2.25%, 10/18/2023(b)	2,684,000	2,808,041
		126,413,476
Banks-18.78%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	6,700,000	7,115,832
Bank of America Corp.
3.30%, 01/11/2023	22,713,000	23,825,233
4.10%, 07/24/2023	10,690,000	11,550,782
	Principal Amount	Value
Banks-(continued)
Bank of Montreal (Canada), 0.45%, 12/08/2023(b)	$4,812,000	$4,816,187
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	5,342,000	5,728,299
CIT Group, Inc., 5.00%, 08/01/2023	4,000,000	4,350,000
Citigroup, Inc.
3.50%, 05/15/2023	6,677,000	7,075,091
3.88%, 10/25/2023	5,205,000	5,652,997
Citizens Bank N.A., 3.70%, 03/29/2023(b)	2,654,000	2,806,407
Comerica, Inc., 3.70%, 07/31/2023(b)	4,545,000	4,856,014
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	5,900,000	6,139,284
4.63%, 12/01/2023	9,360,000	10,285,830
Fifth Third Bancorp, 1.63%, 05/05/2023(b)	3,051,000	3,119,873
Fifth Third Bank N.A., 1.80%, 01/30/2023(b)	3,300,000	3,377,363
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023(b)	10,690,000	11,385,680
Huntington National Bank (The)
1.80%, 02/03/2023	2,502,000	2,562,099
3.55%, 10/06/2023	3,850,000	4,120,042
JPMorgan Chase & Co.
2.97%, 01/15/2023	8,005,000	8,139,152
3.20%, 01/25/2023	14,676,000	15,399,585
3.38%, 05/01/2023	10,791,000	11,413,124
2.70%, 05/18/2023	10,679,000	11,146,531
KeyBank N.A.
3.38%, 03/07/2023	2,500,000	2,635,963
1.25%, 03/10/2023(b)	3,740,000	3,804,792
M&T Bank Corp., 3.55%, 07/26/2023	2,667,000	2,847,778
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	8,014,000	8,444,771
3.76%, 07/26/2023	11,492,000	12,318,059
2.53%, 09/13/2023	2,602,000	2,724,608
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	4,270,000	4,514,194
Natwest Group PLC (United Kingdom)
3.88%, 09/12/2023	14,162,000	15,209,038
6.00%, 12/19/2023	10,160,000	11,457,640
PNC Bank N.A.
2.95%, 01/30/2023	3,900,000	4,063,041
3.50%, 06/08/2023	3,800,000	4,035,269
3.80%, 07/25/2023	4,200,000	4,497,179
Regions Financial Corp., 3.80%, 08/14/2023	5,340,000	5,714,875
Royal Bank of Canada (Canada), 0.50%, 10/26/2023(b)	7,160,000	7,182,102
Santander Holdings USA, Inc., 3.40%, 01/18/2023(b)	5,337,000	5,563,655
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	2,786,000	2,910,586
3.95%, 07/19/2023	3,700,000	3,979,251
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	8,020,000	8,385,708
3.75%, 07/19/2023(b)	4,009,000	4,293,992
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023(b)	8,547,000	9,140,330
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Truist Bank
3.00%, 02/02/2023	$2,675,000	$2,791,823
1.25%, 03/09/2023	6,810,000	6,928,734
2.75%, 05/01/2023	3,231,000	3,379,599
U.S. Bank N.A.
1.95%, 01/09/2023(b)	4,270,000	4,384,790
2.85%, 01/23/2023(b)	3,600,000	3,753,270
3.40%, 07/24/2023(b)	7,000,000	7,457,340
Wells Fargo & Co.
3.07%, 01/24/2023(b)	12,931,000	13,165,843
4.13%, 08/15/2023	8,048,000	8,695,100
Series M, 3.45%, 02/13/2023	10,005,000	10,529,068
Wells Fargo Bank N.A., 3.55%, 08/14/2023(b)	14,550,000	15,562,540
		365,236,343
Beverages-1.98%
Constellation Brands, Inc.
3.20%, 02/15/2023	3,443,000	3,603,631
4.25%, 05/01/2023(b)	5,614,000	6,014,903
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	6,616,000	6,876,851
3.50%, 09/18/2023	2,903,000	3,104,965
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	2,393,000	2,538,802
PepsiCo, Inc.
2.75%, 03/01/2023(b)	6,674,000	6,974,803
0.75%, 05/01/2023	5,344,000	5,403,015
0.40%, 10/07/2023	4,010,000	4,023,527
		38,540,497
Biotechnology-1.44%
AbbVie, Inc., 2.85%, 05/14/2023	5,343,000	5,581,860
Amgen, Inc., 2.25%, 08/19/2023(b)	4,005,000	4,160,327
Gilead Sciences, Inc., 2.50%, 09/01/2023(b)	4,010,000	4,184,377
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	13,342,000	14,015,116
		27,941,680
Capital Markets-7.76%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	4,010,000	4,350,287
Ares Capital Corp., 3.50%, 02/10/2023	4,299,000	4,476,023
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023	4,004,000	4,116,309
2.95%, 01/29/2023	5,335,000	5,569,691
3.50%, 04/28/2023(b)	4,007,000	4,264,876
3.45%, 08/11/2023	4,011,000	4,294,420
2.20%, 08/16/2023	6,358,000	6,604,812
0.35%, 12/07/2023(b)	4,176,000	4,180,137
Charles Schwab Corp. (The), 2.65%, 01/25/2023	4,293,000	4,453,219
Credit Suisse AG (Switzerland), 1.00%, 05/05/2023	10,560,000	10,682,796
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	12,020,000	12,669,740
0.48%, 01/27/2023	12,070,000	12,082,420
3.20%, 02/23/2023	9,350,000	9,790,150
0.52%, 03/08/2023	3,740,000	3,746,356
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	4,021,000	4,338,793
Jefferies Group LLC, 5.13%, 01/20/2023	4,020,000	4,317,505
	Principal Amount	Value
Capital Markets-(continued)
Morgan Stanley
3.13%, 01/23/2023	$13,346,000	$13,965,982
3.75%, 02/25/2023	13,344,000	14,135,933
4.10%, 05/22/2023	10,688,000	11,440,645
State Street Corp.
3.10%, 05/15/2023	5,341,000	5,637,413
3.70%, 11/20/2023	5,433,000	5,900,010
		151,017,517
Chemicals-0.78%
Linde, Inc., 2.70%, 02/21/2023(b)	2,731,000	2,827,622
LYB International Finance B.V., 4.00%, 07/15/2023	4,024,000	4,313,677
Mosaic Co. (The), 4.25%, 11/15/2023	4,832,000	5,212,187
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	2,684,000	2,756,114
		15,109,600
Commercial Services & Supplies-0.14%
Waste Management, Inc., 2.40%, 05/15/2023	2,671,000	2,770,260
Communications Equipment-0.35%
Cisco Systems, Inc.
2.60%, 02/28/2023(b)	2,520,000	2,627,537
2.20%, 09/20/2023	4,019,000	4,192,973
		6,820,510
Consumer Finance-2.57%
Ally Financial, Inc.
3.05%, 06/05/2023	4,018,000	4,203,429
1.45%, 10/02/2023	6,670,000	6,777,544
American Express Co., 3.40%, 02/27/2023	8,548,000	8,986,078
Capital One Bank USA N.A., 3.38%, 02/15/2023(b)	8,000,000	8,397,750
Capital One Financial Corp.
3.20%, 01/30/2023	6,669,000	6,971,843
2.60%, 05/11/2023(b)	5,340,000	5,560,328
3.50%, 06/15/2023	4,478,000	4,758,763
Discover Bank, 3.35%, 02/06/2023	4,150,000	4,345,090
		50,000,825
Containers & Packaging-0.21%
Packaging Corp. of America, 4.50%, 11/01/2023	3,750,000	4,067,175
Diversified Financial Services-1.55%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	4,452,000	4,624,813
4.13%, 07/03/2023	4,151,000	4,402,130
4.50%, 09/15/2023	6,703,000	7,202,502
Berkshire Hathaway, Inc.
3.00%, 02/11/2023(b)	2,680,000	2,804,399
2.75%, 03/15/2023	10,733,000	11,166,442
		30,200,286
Diversified Telecommunication Services-0.32%
AT&T, Inc., 1.70%, 03/25/2026	2,000,000	2,019,161
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	3,851,000	4,140,512
		6,159,673

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-2.61%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	$2,723,000	$2,814,708
3.05%, 03/15/2023(b)	2,678,000	2,806,331
Florida Power & Light Co., 2.75%, 06/01/2023(b)	2,682,000	2,786,967
Georgia Power Co., Series A, 2.10%, 07/30/2023	3,752,000	3,890,042
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/2023	2,968,000	3,080,238
0.65%, 03/01/2023	4,000,000	4,020,900
Pacific Gas and Electric Co.
1.37%, 03/10/2023	8,050,000	8,056,973
4.25%, 08/01/2023	2,730,000	2,896,771
PPL Capital Funding, Inc., 3.40%, 06/01/2023	3,244,000	3,404,850
Southern California Edison Co., Series C, 3.50%, 10/01/2023	3,218,000	3,411,493
Southern Co. (The), 2.95%, 07/01/2023	6,705,000	7,022,884
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	3,756,000	3,901,210
Xcel Energy, Inc., 0.50%, 10/15/2023	2,680,000	2,688,604
		50,781,971
Electrical Equipment-0.13%
Emerson Electric Co., 2.63%, 02/15/2023(b)	2,348,000	2,431,532
Energy Equipment & Services-0.61%
Halliburton Co., 3.50%, 08/01/2023	3,088,000	3,266,879
Schlumberger Investment S.A., 3.65%, 12/01/2023	8,080,000	8,661,545
		11,928,424
Entertainment-0.20%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	3,603,000	3,790,920
Equity REITs-2.41%
American Tower Corp.
3.50%, 01/31/2023	5,366,000	5,638,506
3.00%, 06/15/2023	3,744,000	3,931,306
Boston Properties L.P.
3.85%, 02/01/2023	5,369,000	5,625,114
3.13%, 09/01/2023	2,685,000	2,821,489
Brixmor Operating Partnership L.P., 3.25%, 09/15/2023	2,670,000	2,816,227
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	5,368,000	5,705,839
Crown Castle International Corp., 3.15%, 07/15/2023	4,174,000	4,400,254
ERP Operating L.P., 3.00%, 04/15/2023	2,386,000	2,491,665
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	2,687,000	2,938,879
Realty Income Corp., 4.65%, 08/01/2023	4,020,000	4,343,510
Simon Property Group L.P.
2.75%, 02/01/2023	2,683,000	2,779,260
2.75%, 06/01/2023	3,214,000	3,347,423
		46,839,472
Food & Staples Retailing-1.48%
Kroger Co. (The), 3.85%, 08/01/2023	3,198,000	3,411,228
	Principal Amount	Value
Food & Staples Retailing-(continued)
Walmart, Inc.
2.55%, 04/11/2023(b)	$9,391,000	$9,760,735
3.40%, 06/26/2023	14,749,000	15,661,027
		28,832,990
Food Products-0.94%
Campbell Soup Co., 3.65%, 03/15/2023(b)	3,497,000	3,688,820
Conagra Brands, Inc., 3.20%, 01/25/2023(b)	3,856,000	4,002,662
General Mills, Inc., 3.70%, 10/17/2023(b)	4,368,000	4,701,339
Hershey Co. (The), 3.38%, 05/15/2023	2,670,000	2,824,196
Kellogg Co., 2.65%, 12/01/2023(b)	2,834,000	2,986,540
		18,203,557
Gas Utilities-0.92%
Atmos Energy Corp., 0.63%, 03/09/2023	6,000,000	6,005,896
CenterPoint Energy Resources Corp., 0.70%, 03/02/2023	3,756,000	3,759,392
National Fuel Gas Co., 3.75%, 03/01/2023	2,687,000	2,811,542
ONE Gas, Inc., 0.85%, 03/11/2023	5,360,000	5,366,416
		17,943,246
Health Care Equipment & Supplies-0.31%
Abbott Laboratories, 3.40%, 11/30/2023	5,613,000	6,015,063
Health Care Providers & Services-3.97%
Aetna, Inc., 2.80%, 06/15/2023	6,974,000	7,282,951
AmerisourceBergen Corp., 0.74%, 03/15/2023	3,000,000	3,010,484
Anthem, Inc.
3.30%, 01/15/2023	5,284,000	5,533,953
0.45%, 03/15/2023(b)	2,680,000	2,688,699
Cardinal Health, Inc., 3.20%, 03/15/2023(b)	2,854,000	2,991,775
Cigna Corp.
3.00%, 07/15/2023	4,377,000	4,597,175
3.75%, 07/15/2023	11,420,000	12,202,222
CVS Health Corp.
3.70%, 03/09/2023	16,316,000	17,252,953
4.00%, 12/05/2023(b)	2,300,000	2,483,936
HCA, Inc., 4.75%, 05/01/2023	6,670,000	7,193,921
UnitedHealth Group, Inc.
2.75%, 02/15/2023	3,355,000	3,479,793
2.88%, 03/15/2023	4,026,000	4,218,174
3.50%, 06/15/2023	4,025,000	4,289,710
		77,225,746
Hotels, Restaurants & Leisure-0.96%
Booking Holdings, Inc., 2.75%, 03/15/2023(b)	2,637,000	2,743,577
McDonald’s Corp., 3.35%, 04/01/2023(b)	5,369,000	5,659,983
Starbucks Corp.
3.10%, 03/01/2023(b)	5,365,000	5,614,867
3.85%, 10/01/2023	4,376,000	4,703,119
		18,721,546
Household Durables-0.17%
Mohawk Industries, Inc., 3.85%, 02/01/2023(b)	3,218,000	3,370,300
Household Products-0.39%
Colgate-Palmolive Co., 1.95%, 02/01/2023	2,044,000	2,103,920
Procter & Gamble Co. (The), 3.10%, 08/15/2023(b)	5,199,000	5,547,777
		7,651,697

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-0.85%
3M Co.
1.75%, 02/14/2023	$2,680,000	$2,746,351
2.25%, 03/15/2023(b)	3,482,000	3,604,104
General Electric Co., 3.10%, 01/09/2023(b)	5,770,000	6,018,911
Roper Technologies, Inc., 3.65%, 09/15/2023	3,953,000	4,233,091
		16,602,457
Insurance-0.73%
Allstate Corp. (The), 3.15%, 06/15/2023(b)	2,680,000	2,832,484
Lincoln National Corp., 4.00%, 09/01/2023(b)	2,639,000	2,843,211
Loews Corp., 2.63%, 05/15/2023(b)	2,574,000	2,668,436
MetLife, Inc., Series D, 4.37%, 09/15/2023	5,384,000	5,860,632
		14,204,763
Internet & Direct Marketing Retail-1.05%
Amazon.com, Inc.
2.40%, 02/22/2023	5,367,000	5,555,216
0.40%, 06/03/2023(b)	6,470,000	6,499,460
eBay, Inc., 2.75%, 01/30/2023	4,020,000	4,172,787
QVC, Inc., 4.38%, 03/15/2023	3,957,000	4,161,359
		20,388,822
IT Services-1.28%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023(b)	4,500,000	4,494,476
Global Payments, Inc.
3.75%, 06/01/2023	2,953,000	3,120,998
4.00%, 06/01/2023(b)	2,951,000	3,147,871
International Business Machines Corp., 3.38%, 08/01/2023	8,120,000	8,663,596
PayPal Holdings, Inc., 1.35%, 06/01/2023	5,360,000	5,469,773
		24,896,714
Life Sciences Tools & Services-0.16%
Agilent Technologies, Inc., 3.88%, 07/15/2023	2,962,000	3,148,827
Machinery-2.85%
Caterpillar Financial Services Corp.
0.25%, 03/01/2023	5,400,000	5,404,522
3.45%, 05/15/2023	2,682,000	2,850,576
0.65%, 07/07/2023	5,361,000	5,400,404
0.45%, 09/14/2023	5,360,000	5,378,748
3.75%, 11/24/2023(b)	2,680,000	2,912,417
CNH Industrial Capital LLC, 1.95%, 07/02/2023	3,245,000	3,338,420
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	3,216,000	3,486,012
Cummins, Inc., 3.65%, 10/01/2023	2,682,000	2,872,315
John Deere Capital Corp.
2.70%, 01/06/2023	2,686,000	2,792,844
0.25%, 01/17/2023	3,218,000	3,223,958
2.80%, 01/27/2023	2,683,000	2,800,189
2.80%, 03/06/2023(b)	5,360,000	5,608,683
1.20%, 04/06/2023	2,678,000	2,727,743
0.40%, 10/10/2023	2,680,000	2,687,598
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	3,696,000	3,981,550
		55,465,979
	Principal Amount	Value
Media-0.55%
Discovery Communications LLC, 2.95%, 03/20/2023	$4,270,000	$4,448,091
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	5,441,000	6,187,436
		10,635,527
Metals & Mining-0.29%
Nucor Corp., 4.00%, 08/01/2023(b)	2,669,000	2,851,153
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023(b)	2,684,000	2,852,293
		5,703,446
Multiline Retail-0.55%
Dollar General Corp., 3.25%, 04/15/2023	4,832,000	5,052,842
Dollar Tree, Inc., 3.70%, 05/15/2023	5,365,000	5,691,905
		10,744,747
Multi-Utilities-1.32%
Black Hills Corp., 4.25%, 11/30/2023	2,814,000	3,040,389
Delmarva Power & Light Co., 3.50%, 11/15/2023(b)	2,746,000	2,938,503
DTE Energy Co., Series D, 3.70%, 08/01/2023(b)	3,214,000	3,429,095
PSEG Power LLC, 3.85%, 06/01/2023	3,796,000	4,043,349
Public Service Electric & Gas Co., 2.38%, 05/15/2023	2,678,000	2,779,210
Sempra Energy
2.90%, 02/01/2023	2,681,000	2,787,585
4.05%, 12/01/2023	2,685,000	2,894,551
WEC Energy Group, Inc., 0.55%, 09/15/2023	3,734,000	3,737,041
		25,649,723
Oil, Gas & Consumable Fuels-9.69%
BP Capital Markets America, Inc., 2.94%, 04/06/2023	4,020,000	4,211,630
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	4,160,000	4,505,839
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	5,385,000	5,597,506
Chevron Corp.
1.14%, 05/11/2023	6,441,000	6,551,214
2.57%, 05/16/2023	4,023,000	4,191,372
3.19%, 06/24/2023	12,073,000	12,701,626
Chevron USA, Inc., 0.43%, 08/11/2023(b)	2,687,000	2,703,961
Continental Resources, Inc., 4.50%, 04/15/2023	3,699,000	3,866,528
Diamondback Energy, Inc., 0.90%, 03/24/2023	1,404,000	1,404,846
Enbridge, Inc. (Canada), 4.00%, 10/01/2023	4,445,000	4,758,243
Energy Transfer L.P.
3.60%, 02/01/2023	4,464,000	4,644,285
4.20%, 09/15/2023(b)	2,680,000	2,873,788
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	3,215,000	3,459,263
Enterprise Products Operating LLC, 3.35%, 03/15/2023	6,710,000	7,013,228
EOG Resources, Inc., 2.63%, 03/15/2023	6,707,000	6,944,688
Exxon Mobil Corp.
2.73%, 03/01/2023	6,703,000	6,976,109
1.57%, 04/15/2023	14,750,000	15,111,461

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	$3,348,000	$3,492,925
3.50%, 09/01/2023	3,218,000	3,410,191
Kinder Morgan, Inc., 3.15%, 01/15/2023	5,364,000	5,590,966
Marathon Petroleum Corp., 4.50%, 05/01/2023	6,709,000	7,185,005
MPLX L.P.
3.38%, 03/15/2023	2,679,000	2,810,253
4.50%, 07/15/2023	5,301,000	5,683,308
ONEOK, Inc., 7.50%, 09/01/2023	2,686,000	3,048,852
Phillips 66, 3.70%, 04/06/2023	2,679,000	2,835,267
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023(b)	3,604,000	3,817,534
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	7,850,000	8,472,184
Shell International Finance B.V. (Netherlands)
2.25%, 01/06/2023	5,361,000	5,540,807
3.40%, 08/12/2023	5,360,000	5,732,842
0.38%, 09/15/2023	5,360,000	5,378,396
Total Capital Canada Ltd. (France), 2.75%, 07/15/2023	5,368,000	5,649,873
Total Capital International S.A. (France), 2.70%, 01/25/2023	5,402,000	5,621,609
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	3,348,000	3,577,213
Valero Energy Corp., 2.70%, 04/15/2023	4,595,000	4,781,365
Williams Cos., Inc. (The)
3.70%, 01/15/2023(b)	4,558,000	4,751,690
4.50%, 11/15/2023	3,218,000	3,500,391
		188,396,258
Personal Products-0.30%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	2,951,000	3,101,264
0.38%, 09/14/2023	2,672,000	2,680,577
		5,781,841
Pharmaceuticals-4.17%
AstraZeneca PLC (United Kingdom), 3.50%, 08/17/2023	4,368,000	4,660,408
Bristol-Myers Squibb Co., 3.25%, 11/01/2023(b)	2,465,000	2,642,425
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	6,680,000	6,701,188
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023	6,678,000	6,982,081
3.38%, 05/15/2023	6,683,000	7,087,263
Johnson & Johnson
2.05%, 03/01/2023(b)	2,416,000	2,488,155
3.38%, 12/05/2023(b)	4,425,000	4,788,729
Merck & Co., Inc., 2.80%, 05/18/2023	9,348,000	9,810,375
Mylan, Inc., 4.20%, 11/29/2023	2,640,000	2,842,445
Pfizer, Inc.
3.00%, 06/15/2023	5,340,000	5,650,386
3.20%, 09/15/2023	5,278,000	5,614,978
Sanofi (France), 3.38%, 06/19/2023	5,340,000	5,666,587
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	8,030,000	8,762,934
Zoetis, Inc., 3.25%, 02/01/2023	7,218,000	7,513,452
		81,211,406
	Principal Amount	Value
Professional Services-0.18%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	$3,220,000	$3,485,137
Road & Rail-0.80%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	3,759,000	3,917,452
3.85%, 09/01/2023(b)	4,294,000	4,592,522
Norfolk Southern Corp., 2.90%, 02/15/2023	3,200,000	3,318,495
Union Pacific Corp., 3.50%, 06/08/2023	3,487,000	3,700,202
		15,528,671
Semiconductors & Semiconductor Equipment-1.24%
Analog Devices, Inc.
2.88%, 06/01/2023	2,682,000	2,800,902
3.13%, 12/05/2023	2,949,000	3,131,203
Maxim Integrated Products, Inc., 3.38%, 03/15/2023(b)	2,669,000	2,796,080
Micron Technology, Inc., 2.50%, 04/24/2023	6,782,000	7,035,721
QUALCOMM, Inc., 2.60%, 01/30/2023(b)	5,343,000	5,549,560
Texas Instruments, Inc., 2.25%, 05/01/2023	2,682,000	2,772,588
		24,086,054
Software-3.10%
Adobe, Inc., 1.70%, 02/01/2023(b)	2,686,000	2,753,562
Intuit, Inc., 0.65%, 07/15/2023	2,687,000	2,708,174
Microsoft Corp.
2.38%, 05/01/2023	5,360,000	5,555,381
2.00%, 08/08/2023	8,050,000	8,344,660
3.63%, 12/15/2023	8,043,000	8,665,783
Oracle Corp.
2.63%, 02/15/2023	6,707,000	6,963,813
3.63%, 07/15/2023	5,368,000	5,730,594
2.40%, 09/15/2023	13,360,000	13,923,438
salesforce.com, inc., 3.25%, 04/11/2023	5,345,000	5,634,967
		60,280,372
Specialty Retail-0.72%
AutoZone, Inc., 3.13%, 07/15/2023	2,681,000	2,816,160
Home Depot, Inc. (The), 2.70%, 04/01/2023(b)	5,360,000	5,574,176
Lowe’s Cos., Inc., 3.88%, 09/15/2023	2,687,000	2,878,388
TJX Cos., Inc. (The), 2.50%, 05/15/2023(b)	2,681,000	2,784,331
		14,053,055
Technology Hardware, Storage & Peripherals-3.44%
Apple, Inc.
2.40%, 01/13/2023	4,021,000	4,157,116
2.85%, 02/23/2023	7,880,000	8,202,362
2.40%, 05/03/2023	29,501,000	30,687,820
0.75%, 05/11/2023	10,725,000	10,839,172
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	5,534,000	5,708,000
4.45%, 10/02/2023	6,684,000	7,256,750
		66,851,220
Textiles, Apparel & Luxury Goods-0.14%
NIKE, Inc., 2.25%, 05/01/2023(b)	2,686,000	2,778,146

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Tobacco-0.81%
Philip Morris International, Inc.
2.63%, 03/06/2023	$2,864,000	$2,983,697
1.13%, 05/01/2023	4,008,000	4,076,280
2.13%, 05/10/2023	2,595,000	2,681,604
3.60%, 11/15/2023(b)	2,594,000	2,809,208
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023(b)	2,934,000	3,213,806
		15,764,595
Trading Companies & Distributors-0.53%
Air Lease Corp.
2.75%, 01/15/2023	3,219,000	3,326,818
3.88%, 07/03/2023	2,687,000	2,857,089
3.00%, 09/15/2023	4,020,000	4,211,201
		10,395,108
Wireless Telecommunication Services-0.64%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	2,667,000	2,772,464
4.10%, 10/01/2023	4,558,000	4,899,880
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	4,624,000	4,824,565
		12,496,909
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,852,373,720)		1,897,558,777
	Shares	Value
Money Market Funds-1.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $34,024,515)	34,024,515	$34,024,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $1,886,398,235)		1,931,583,292
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.83%
Invesco Private Government Fund, 0.01%(c)(d)(e)	22,073,837	22,073,837
Invesco Private Prime Fund, 0.09%(c)(d)(e)	33,097,517	33,110,756
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,184,593)		55,184,593
TOTAL INVESTMENTS IN SECURITIES-102.13% (Cost $1,941,582,828)		1,986,767,885
OTHER ASSETS LESS LIABILITIES-(2.13)%		(41,497,240)
NET ASSETS-100.00%		$1,945,270,645

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$180,490,395	$(146,465,880)	$-	$-	$34,024,515	$2,230
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,985,444	17,208,908	(21,194,352)	-	-	-	67
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	653,734	73,472,828	(52,052,725)	-	-	22,073,837	685*
Invesco Private Prime Fund	217,916	82,650,593	(49,758,194)	-	441	33,110,756	7,186*
Total	$4,857,094	$353,822,724	$(269,471,151)	$-	$441	$89,209,108	$10,168

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.61%
Aerospace & Defense-1.00%
Boeing Co. (The), 1.95%, 02/01/2024(b)	$4,941,000	$5,079,855
General Dynamics Corp., 2.38%, 11/15/2024	2,469,000	2,618,462
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	6,146,000	6,730,177
		14,428,494
Air Freight & Logistics-0.18%
United Parcel Service, Inc., 2.80%, 11/15/2024(b)	2,469,000	2,652,750
Airlines-0.31%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	4,448,000	4,512,840
Auto Components-0.54%
Aptiv Corp., 4.15%, 03/15/2024	3,441,000	3,738,239
Magna International, Inc. (Canada), 3.63%, 06/15/2024	3,700,000	4,011,169
		7,749,408
Automobiles-2.86%
American Honda Finance Corp.
2.90%, 02/16/2024	2,468,000	2,629,395
2.40%, 06/27/2024(b)	2,470,000	2,615,600
0.55%, 07/12/2024(b)	4,443,000	4,449,939
2.15%, 09/10/2024	3,688,000	3,871,519
General Motors Financial Co., Inc.
1.05%, 03/08/2024(b)	4,200,000	4,229,229
3.95%, 04/13/2024	6,171,000	6,684,715
3.50%, 11/07/2024	3,702,000	3,996,104
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024(b)	2,404,000	2,545,168
Toyota Motor Credit Corp.
0.45%, 01/11/2024(b)	4,941,000	4,951,170
2.90%, 04/17/2024	2,470,000	2,641,001
2.00%, 10/07/2024	2,467,000	2,580,680
		41,194,520
Banks-16.59%
Bank of America Corp.
4.13%, 01/22/2024	12,342,000	13,530,853
4.00%, 04/01/2024	11,384,000	12,508,515
4.20%, 08/26/2024	14,818,000	16,392,519
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	2,900,000	3,171,438
Barclays PLC (United Kingdom), 4.38%, 09/11/2024(b)	6,200,000	6,798,653
BBVA USA, 2.50%, 08/27/2024	3,000,000	3,170,271
BNP Paribas S.A. (France), 4.25%, 10/15/2024(b)	5,000,000	5,571,187
BPCE S.A. (France), 4.00%, 04/15/2024	7,300,000	8,017,252
CIT Group, Inc., 4.75%, 02/16/2024	2,396,000	2,612,754
Citigroup, Inc.
3.75%, 06/16/2024	3,073,000	3,366,368
4.00%, 08/05/2024	3,701,000	4,057,330
Cooperatieve Rabobank U.A. (Netherlands), 0.38%, 01/12/2024	4,000,000	4,000,012
Fifth Third Bancorp, 4.30%, 01/16/2024	3,704,000	4,042,214
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	9,830,000	10,738,884
HSBC USA, Inc., 3.50%, 06/23/2024	3,700,000	4,023,651
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024	3,144,000	3,491,238
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.88%, 02/01/2024	$7,405,000	$8,074,857
3.63%, 05/13/2024(b)	9,881,000	10,788,523
3.88%, 09/10/2024	14,816,000	16,243,568
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	4,810,000	5,359,320
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	4,811,000	5,132,490
Natwest Group PLC (United Kingdom), 5.13%, 05/28/2024	10,670,000	11,949,347
PNC Bank N.A., 3.30%, 10/30/2024(b)	2,555,000	2,790,288
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024	3,703,000	4,048,890
2.20%, 11/01/2024	3,212,000	3,396,696
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	4,934,000	5,405,705
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	2,152,000	2,344,562
3.40%, 07/11/2024	2,253,000	2,443,615
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024	2,640,000	2,641,690
2.70%, 07/16/2024	9,830,000	10,425,244
2.45%, 09/27/2024	4,900,000	5,172,031
Truist Bank, 2.15%, 12/06/2024	6,100,000	6,406,722
Truist Financial Corp., 2.85%, 10/26/2024	4,799,000	5,164,966
U.S. Bancorp, 3.60%, 09/11/2024	4,934,000	5,410,889
US Bancorp, 3.70%, 01/30/2024	3,704,000	4,015,706
Wells Fargo & Co.
4.48%, 01/16/2024	3,468,000	3,819,181
3.30%, 09/09/2024(b)	11,114,000	12,056,877
		238,584,306
Beverages-1.05%
Coca-Cola Co. (The), 1.75%, 09/06/2024	4,937,000	5,144,865
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024(b)	3,050,000	3,206,683
PepsiCo, Inc., 3.60%, 03/01/2024	6,177,000	6,677,708
		15,029,256
Biotechnology-2.53%
AbbVie, Inc., 2.60%, 11/21/2024	18,466,000	19,566,461
Amgen, Inc., 3.63%, 05/22/2024	6,917,000	7,510,236
Gilead Sciences, Inc., 3.70%, 04/01/2024(b)	8,646,000	9,347,553
		36,424,250
Capital Markets-9.08%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	2,713,000	2,980,105
Bank of New York Mellon Corp. (The)
3.40%, 05/15/2024(b)	2,469,000	2,676,731
3.25%, 09/11/2024	2,467,000	2,687,924
2.10%, 10/24/2024(b)	4,939,000	5,199,762
Series 12, 3.65%, 02/04/2024	3,704,000	4,014,418
BlackRock, Inc., 3.50%, 03/18/2024(b)	4,941,000	5,380,693
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024(b)	3,739,000	4,063,262
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	4,750,000	4,741,562
3.63%, 09/09/2024	14,810,000	16,195,784
Deutsche Bank AG (Germany)
3.70%, 05/30/2024	3,800,000	4,092,773
3.70%, 05/30/2024	3,845,000	4,143,152
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	$14,811,000	$16,196,767
3.85%, 07/08/2024	11,111,000	12,095,380
Moody’s Corp., 4.88%, 02/15/2024(b)	2,471,000	2,730,724
Morgan Stanley
3.70%, 10/23/2024	14,811,000	16,283,662
Series F, 3.88%, 04/29/2024	14,816,000	16,179,783
Nasdaq, Inc., 4.25%, 06/01/2024	2,499,000	2,749,936
State Street Corp., 3.30%, 12/16/2024(b)	4,942,000	5,425,116
Stifel Financial Corp., 4.25%, 07/18/2024	2,467,000	2,730,942
		130,568,476
Chemicals-1.13%
Dow Chemical Co. (The), 3.50%, 10/01/2024	3,895,000	4,225,125
LyondellBasell Industries N.V., 5.75%, 04/15/2024	4,970,000	5,608,095
Nutrien Ltd. (Canada), 3.63%, 03/15/2024	3,497,000	3,757,063
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	2,465,000	2,644,426
		16,234,709
Communications Equipment-0.60%
Cisco Systems, Inc., 3.63%, 03/04/2024(b)	4,936,000	5,379,976
Motorola Solutions, Inc., 4.00%, 09/01/2024	2,910,000	3,204,480
		8,584,456
Construction & Engineering-0.18%
Fluor Corp., 3.50%, 12/15/2024(b)	2,474,000	2,609,823
Consumer Finance-2.30%
Ally Financial, Inc., 5.13%, 09/30/2024	3,458,000	3,917,212
American Express Co.
3.00%, 10/30/2024	8,146,000	8,815,359
3.63%, 12/05/2024	2,947,000	3,236,448
Capital One Financial Corp., 3.75%, 04/24/2024(b)	3,699,000	4,025,485
Discover Bank, 2.45%, 09/12/2024	3,600,000	3,787,972
Discover Financial Services, 3.95%, 11/06/2024	2,474,000	2,719,005
Synchrony Financial, 4.25%, 08/15/2024	5,993,000	6,572,629
		33,074,110
Diversified Financial Services-0.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.15%, 02/15/2024	4,400,000	4,616,846
MidAmerican Energy Co., 3.50%, 10/15/2024	2,453,000	2,666,016
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024(b)	2,507,000	2,503,945
ORIX Corp. (Japan), 3.25%, 12/04/2024	3,459,000	3,743,067
		13,529,874
Diversified Telecommunication Services-2.10%
AT&T, Inc.
3.90%, 03/11/2024	2,690,000	2,911,700
4.45%, 04/01/2024	5,966,000	6,560,135
Verizon Communications, Inc.
4.15%, 03/15/2024	3,011,000	3,287,682
0.75%, 03/22/2024(b)	8,640,000	8,710,049
3.50%, 11/01/2024(b)	8,024,000	8,725,537
		30,195,103
	Principal Amount	Value
Electric Utilities-1.64%
Avangrid, Inc., 3.15%, 12/01/2024	$2,960,000	$3,182,079
Duke Energy Corp., 3.75%, 04/15/2024(b)	4,920,000	5,315,282
Edison International, 3.55%, 11/15/2024	2,465,000	2,651,925
Evergy, Inc., 2.45%, 09/15/2024	3,954,000	4,147,421
Florida Power & Light Co., 3.25%, 06/01/2024	2,396,000	2,566,982
Interstate Power and Light Co., 3.25%, 12/01/2024	2,474,000	2,672,626
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024(b)	3,000,000	3,009,428
		23,545,743
Electronic Equipment, Instruments & Components-0.60%
Arrow Electronics, Inc., 3.25%, 09/08/2024	2,474,000	2,651,694
Ingram Micro, Inc., 5.45%, 12/15/2024	2,401,000	2,751,512
Keysight Technologies, Inc., 4.55%, 10/30/2024(b)	2,877,000	3,210,195
		8,613,401
Energy Equipment & Services-0.23%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	2,967,000	3,337,304
Entertainment-0.53%
Walt Disney Co. (The), 1.75%, 08/30/2024	7,410,000	7,678,399
Equity REITs-2.79%
American Tower Corp.
0.60%, 01/15/2024(b)	2,607,000	2,606,791
5.00%, 02/15/2024	4,994,000	5,568,369
Boston Properties L.P., 3.80%, 02/01/2024	3,456,000	3,719,237
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	2,466,000	2,662,343
Crown Castle International Corp., 3.20%, 09/01/2024	3,707,000	3,973,909
CyrusOne L.P./CyrusOne Finance Corp., 2.90%, 11/15/2024	2,919,000	3,094,928
Simon Property Group L.P.
3.75%, 02/01/2024	2,963,000	3,192,946
2.00%, 09/13/2024	4,846,000	5,049,805
3.38%, 10/01/2024	4,443,000	4,790,564
VEREIT Operating Partnership L.P., 4.60%, 02/06/2024	2,474,000	2,709,048
WP Carey, Inc., 4.60%, 04/01/2024	2,514,000	2,761,733
		40,129,673
Food & Staples Retailing-2.22%
Costco Wholesale Corp., 2.75%, 05/18/2024(b)	4,942,000	5,272,138
Kroger Co. (The), 4.00%, 02/01/2024	2,467,000	2,675,664
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	9,836,000	10,750,396
Walmart, Inc.
3.30%, 04/22/2024	7,405,000	7,983,525
2.65%, 12/15/2024(b)	4,939,000	5,296,810
		31,978,533
Food Products-1.14%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	2,958,000	3,239,212
General Mills, Inc., 3.65%, 02/15/2024	2,467,000	2,667,634
McCormick & Co., Inc., 3.15%, 08/15/2024	3,445,000	3,700,082
Tyson Foods, Inc., 3.95%, 08/15/2024	6,177,000	6,764,080
		16,371,008

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.44%
ONE Gas, Inc., 1.10%, 03/11/2024	$3,629,000	$3,632,949
Southern California Gas Co., 3.15%, 09/15/2024(b)	2,457,000	2,645,496
		6,278,445
Health Care Equipment & Supplies-1.64%
Becton, Dickinson and Co.
3.36%, 06/06/2024	8,641,000	9,302,586
3.73%, 12/15/2024	6,787,000	7,433,095
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024(b)	3,453,000	3,626,851
Stryker Corp., 3.38%, 05/15/2024	2,962,000	3,202,628
		23,565,160
Health Care Providers & Services-5.23%
Aetna, Inc., 3.50%, 11/15/2024	3,702,000	4,029,067
AmerisourceBergen Corp., 3.40%, 05/15/2024	2,469,000	2,654,893
Anthem, Inc.
3.50%, 08/15/2024(b)	3,951,000	4,282,238
3.35%, 12/01/2024	4,194,000	4,557,955
Cardinal Health, Inc., 3.08%, 06/15/2024	3,702,000	3,945,834
Centene Corp., 4.63%, 12/15/2029	17,279,000	18,676,266
Cigna Corp.
0.61%, 03/15/2024	2,500,000	2,503,464
3.50%, 06/15/2024	3,520,000	3,802,181
CommonSpirit Health, 2.76%, 10/01/2024	3,801,000	4,031,170
CVS Health Corp., 3.38%, 08/12/2024	3,207,000	3,467,368
HCA, Inc., 5.00%, 03/15/2024	9,872,000	11,014,177
Humana, Inc., 3.85%, 10/01/2024	2,964,000	3,235,362
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	2,960,000	3,183,582
McKesson Corp., 3.80%, 03/15/2024	5,434,000	5,889,823
		75,273,380
Hotels, Restaurants & Leisure-0.37%
Expedia Group, Inc., 4.50%, 08/15/2024	2,408,000	2,652,786
McDonald’s Corp., 3.25%, 06/10/2024	2,450,000	2,644,902
		5,297,688
Household Durables-0.43%
D.R. Horton, Inc., 2.50%, 10/15/2024	2,470,000	2,605,790
Lennar Corp., 4.50%, 04/30/2024	3,209,000	3,519,503
		6,125,293
Household Products-0.38%
Clorox Co. (The), 3.50%, 12/15/2024	2,526,000	2,771,829
Colgate-Palmolive Co., 3.25%, 03/15/2024	2,473,000	2,675,040
		5,446,869
Industrial Conglomerates-0.54%
General Electric Co.
3.38%, 03/11/2024	2,150,000	2,314,558
3.45%, 05/15/2024	2,604,000	2,813,272
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	2,473,000	2,605,405
		7,733,235
Insurance-2.83%
Aflac, Inc., 3.63%, 11/15/2024(b)	3,704,000	4,073,720
American International Group, Inc., 4.13%, 02/15/2024	4,913,000	5,372,355
Aon PLC, 3.50%, 06/14/2024(b)	2,980,000	3,217,781
	Principal Amount	Value
Insurance-(continued)
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(b)	$2,467,000	$2,771,381
Brown & Brown, Inc., 4.20%, 09/15/2024	2,473,000	2,720,563
Chubb INA Holdings, Inc., 3.35%, 05/15/2024(b)	3,453,000	3,743,651
CNA Financial Corp., 3.95%, 05/15/2024	2,741,000	2,988,741
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	2,959,000	3,201,077
MetLife, Inc., 3.60%, 04/10/2024(b)	4,920,000	5,355,576
Prudential Financial, Inc., 3.50%, 05/15/2024	3,453,000	3,765,594
Willis North America, Inc., 3.60%, 05/15/2024	3,255,000	3,520,818
		40,731,257
Interactive Media & Services-0.32%
Alphabet, Inc., 3.38%, 02/25/2024	4,191,000	4,555,772
Internet & Direct Marketing Retail-1.71%
Amazon.com, Inc.
2.80%, 08/22/2024	9,875,000	10,577,140
3.80%, 12/05/2024(b)	6,176,000	6,831,996
eBay, Inc., 3.45%, 08/01/2024(b)	3,706,000	4,002,924
QVC, Inc., 4.85%, 04/01/2024	2,965,000	3,220,850
		24,632,910
IT Services-2.75%
DXC Technology Co., 4.25%, 04/15/2024	2,471,000	2,690,363
Fidelity National Information Services, Inc., 0.60%, 03/01/2024(b)	3,700,000	3,701,573
Fiserv, Inc., 2.75%, 07/01/2024	9,879,000	10,480,271
International Business Machines Corp., 3.63%, 02/12/2024	9,917,000	10,757,005
Mastercard, Inc., 3.38%, 04/01/2024	4,934,000	5,350,670
PayPal Holdings, Inc., 2.40%, 10/01/2024(b)	6,172,000	6,524,212
		39,504,094
Leisure Products-0.18%
Hasbro, Inc., 3.00%, 11/19/2024	2,470,000	2,637,768
Machinery-2.78%
Caterpillar Financial Services Corp.
2.15%, 11/08/2024(b)	4,936,000	5,201,951
3.25%, 12/01/2024(b)	3,044,000	3,326,462
Caterpillar, Inc., 3.40%, 05/15/2024	4,941,000	5,349,756
CNH Industrial Capital LLC, 4.20%, 01/15/2024	2,907,000	3,163,880
Illinois Tool Works, Inc., 3.50%, 03/01/2024	3,455,000	3,727,715
John Deere Capital Corp.
0.45%, 01/17/2024(b)	3,950,000	3,955,969
3.35%, 06/12/2024	2,467,000	2,678,737
2.65%, 06/24/2024	2,967,000	3,167,483
Parker-Hannifin Corp., 3.30%, 11/21/2024	2,466,000	2,662,773
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	2,472,000	2,680,844
Wabtec Corp., 4.40%, 03/15/2024	3,708,000	4,045,668
		39,961,238
Media-2.30%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	5,426,000	5,934,875

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Media-(continued)
Comcast Corp.
3.00%, 02/01/2024	$6,194,000	$6,599,166
3.60%, 03/01/2024	6,008,000	6,534,284
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	3,700,000	4,040,810
ViacomCBS, Inc.
3.88%, 04/01/2024(b)	2,427,000	2,625,660
3.70%, 08/15/2024	2,960,000	3,215,426
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,705,000	4,053,228
		33,003,449
Metals & Mining-0.28%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,704,000	3,952,258
Multiline Retail-0.38%
Target Corp., 3.50%, 07/01/2024	4,939,000	5,385,486
Multi-Utilities-0.40%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	2,960,000	3,127,140
Sempra Energy, 3.55%, 06/15/2024	2,474,000	2,663,123
		5,790,263
Oil, Gas & Consumable Fuels-11.76%
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	6,191,000	6,747,409
3.54%, 11/04/2024(b)	3,705,000	4,063,532
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	2,473,000	2,670,301
Cenovus Energy, Inc. (Canada), 4.00%, 04/15/2024	3,700,000	3,975,356
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	6,159,000	7,082,414
Chevron Corp., 2.90%, 03/03/2024	4,939,000	5,258,269
Chevron USA, Inc., 3.90%, 11/15/2024	3,083,000	3,411,395
Cimarex Energy Co., 4.38%, 06/01/2024	3,707,000	4,055,140
ConocoPhillips, 3.35%, 11/15/2024(b)	2,056,000	2,237,190
Continental Resources, Inc., 3.80%, 06/01/2024(b)	4,940,000	5,193,521
Diamondback Energy, Inc., 2.88%, 12/01/2024	4,934,000	5,250,311
Enable Midstream Partners L.P., 3.90%, 05/15/2024	2,980,000	3,192,420
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	2,446,000	2,623,367
Energy Transfer L.P., 4.25%, 04/01/2024	2,503,000	2,712,994
Enterprise Products Operating LLC, 3.90%, 02/15/2024(b)	4,195,000	4,538,346
Equinor ASA (Norway), 3.70%, 03/01/2024	4,942,000	5,366,244
Exxon Mobil Corp.
3.18%, 03/15/2024	4,942,000	5,295,679
2.02%, 08/16/2024	4,939,000	5,171,797
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	3,213,000	3,481,804
4.30%, 05/01/2024	2,962,000	3,246,862
4.25%, 09/01/2024(b)	3,213,000	3,545,640
Marathon Petroleum Corp., 3.63%, 09/15/2024	3,704,000	4,010,688
MPLX L.P., 4.88%, 12/01/2024	5,712,000	6,451,501
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	4,971,000	5,533,721
Phillips 66, 0.90%, 02/15/2024(b)	3,949,000	3,957,539
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	$3,701,000	$3,982,821
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	9,910,000	11,194,248
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024	6,168,000	6,461,601
Spectra Energy Partners L.P., 4.75%, 03/15/2024	4,941,000	5,451,136
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	3,701,000	4,026,888
Total Capital International S.A. (France)
3.70%, 01/15/2024	4,942,000	5,359,495
3.75%, 04/10/2024	6,176,000	6,759,372
Valero Energy Corp., 1.20%, 03/15/2024	4,570,000	4,624,759
Williams Cos., Inc. (The)
4.30%, 03/04/2024(b)	4,938,000	5,402,774
4.55%, 06/24/2024	6,195,000	6,858,233
		169,194,767
Paper & Forest Products-0.21%
Georgia-Pacific LLC, 8.00%, 01/15/2024	2,465,000	2,942,370
Personal Products-0.73%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024(b)	2,460,000	2,593,710
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	2,500,000	2,692,579
2.60%, 05/05/2024	4,943,000	5,249,088
		10,535,377
Pharmaceuticals-1.63%
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	10,615,000	11,561,081
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(b)	3,400,000	3,669,368
Pfizer, Inc., 3.40%, 05/15/2024(b)	4,942,000	5,395,120
Wyeth LLC, 6.45%, 02/01/2024	2,468,000	2,862,986
		23,488,555
Professional Services-0.27%
Equifax, Inc., 2.60%, 12/01/2024	3,700,000	3,915,899
Road & Rail-0.64%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	2,466,000	2,677,907
3.40%, 09/01/2024(b)	3,331,000	3,618,201
CSX Corp., 3.40%, 08/01/2024	2,719,000	2,942,876
		9,238,984
Semiconductors & Semiconductor Equipment-2.11%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024(b)	6,591,000	7,070,941
Intel Corp., 2.88%, 05/11/2024(b)	6,168,000	6,599,598
KLA Corp., 4.65%, 11/01/2024	6,172,000	6,910,727
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	5,490,000	5,878,873
Xilinx, Inc., 2.95%, 06/01/2024	3,702,000	3,948,901
		30,409,040
Software-2.30%
Microsoft Corp., 2.88%, 02/06/2024	11,109,000	11,817,160
Oracle Corp.
3.40%, 07/08/2024	9,875,000	10,648,906
2.95%, 11/15/2024	9,876,000	10,565,239
		33,031,305

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-0.41%
Home Depot, Inc. (The), 3.75%, 02/15/2024	$5,433,000	$5,885,692
Technology Hardware, Storage & Peripherals-3.22%
Apple, Inc.
3.00%, 02/09/2024(b)	8,645,000	9,224,088
3.45%, 05/06/2024(b)	12,342,000	13,443,129
2.85%, 05/11/2024	8,644,000	9,238,523
1.80%, 09/11/2024	3,687,000	3,848,982
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	4,939,000	5,043,462
4.65%, 10/01/2024	4,934,000	5,516,492
		46,314,676
Tobacco-1.15%
Altria Group, Inc., 4.00%, 01/31/2024(b)	6,738,000	7,324,503
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024(b)	4,942,000	5,211,080
Philip Morris International, Inc., 3.25%, 11/10/2024	3,704,000	4,021,251
		16,556,834
Trading Companies & Distributors-0.44%
Air Lease Corp.
0.70%, 02/15/2024	3,699,000	3,685,984
4.25%, 09/15/2024	2,468,000	2,705,143
		6,391,127
Wireless Telecommunication Services-0.24%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	3,150,000	3,425,589
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,364,353,247)		1,418,231,216
	Shares	Value
Money Market Funds-0.80%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $11,518,455)	11,518,455	$11,518,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $1,375,871,702)		1,429,749,671
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.40%
Invesco Private Government Fund, 0.01%(c)(d)(e)	25,286,580	25,286,580
Invesco Private Prime Fund, 0.09%(c)(d)(e)	37,914,704	37,929,870
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,216,450)		63,216,450
TOTAL INVESTMENTS IN SECURITIES-103.81% (Cost $1,439,088,152)		1,492,966,121
OTHER ASSETS LESS LIABILITIES-(3.81)%		(54,767,952)
NET ASSETS-100.00%		$1,438,198,169

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$83,770,292	$(72,251,837)	$-	$-	$11,518,455	$1,764
Invesco Premier U.S. Government Money Portfolio, Institutional Class	8,284,417	10,627,687	(18,912,104)	-	-	-	52
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,209,607	86,307,644	(64,230,671)	-	-	25,286,580	943*
Invesco Private Prime Fund	1,069,891	103,805,992	(66,946,338)	-	325	37,929,870	9,171*
Total	$12,563,915	$284,511,615	$(222,340,950)	$-	$325	$74,734,905	$11,930

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
May 31, 2021
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.17%
Aerospace & Defense-2.94%
Boeing Co. (The), 4.88%, 05/01/2025	$8,166,000	$9,177,031
General Dynamics Corp.
3.25%, 04/01/2025	1,742,000	1,895,946
3.50%, 05/15/2025	1,750,000	1,925,456
Howmet Aerospace, Inc., 6.88%, 05/01/2025(b)	2,788,000	3,231,292
L3Harris Technologies, Inc., 3.83%, 04/27/2025	1,399,000	1,541,614
Lockheed Martin Corp., 2.90%, 03/01/2025(b)	1,750,000	1,887,742
Northrop Grumman Corp., 2.93%, 01/15/2025	3,486,000	3,732,039
Precision Castparts Corp., 3.25%, 06/15/2025(b)	1,988,000	2,167,206
Raytheon Technologies Corp., 3.95%, 08/16/2025	3,487,000	3,893,545
		29,451,871
Air Freight & Logistics-0.26%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	2,326,000	2,593,416
Airlines-0.41%
Southwest Airlines Co., 5.25%, 05/04/2025	3,607,000	4,140,727
Auto Components-0.31%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	1,229,000	1,335,113
Magna International, Inc. (Canada), 4.15%, 10/01/2025	1,583,000	1,785,352
		3,120,465
Automobiles-3.38%
American Honda Finance Corp.
1.20%, 07/08/2025	1,742,000	1,766,193
1.00%, 09/10/2025	1,758,000	1,767,254
General Motors Co.
4.00%, 04/01/2025	1,161,000	1,275,406
6.13%, 10/01/2025(b)	4,665,000	5,550,683
General Motors Financial Co., Inc.
4.00%, 01/15/2025	2,324,000	2,538,543
2.90%, 02/26/2025	2,912,000	3,083,106
4.35%, 04/09/2025	2,327,000	2,591,746
2.75%, 06/20/2025	2,913,000	3,080,952
4.30%, 07/13/2025	1,858,000	2,063,846
Toyota Motor Credit Corp.
1.80%, 02/13/2025	3,254,000	3,382,556
3.00%, 04/01/2025(b)	2,910,000	3,154,211
3.40%, 04/14/2025	1,162,000	1,279,078
0.80%, 10/16/2025(b)	2,328,000	2,320,008
		33,853,582
Banks-13.71%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	3,600,000	3,818,669
Bank of America Corp.
4.00%, 01/22/2025	5,822,000	6,425,595
3.88%, 08/01/2025(b)	4,299,000	4,815,822
Series L, 3.95%, 04/21/2025	5,819,000	6,426,841
CIT Group, Inc., 5.25%, 03/07/2025	1,164,000	1,318,015
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
3.88%, 03/26/2025	$2,328,000	$2,566,869
3.30%, 04/27/2025(b)	3,723,000	4,067,182
4.40%, 06/10/2025	5,820,000	6,532,610
5.50%, 09/13/2025	3,307,000	3,892,587
Citizens Bank N.A., 2.25%, 04/28/2025	1,850,000	1,934,845
Cooperatieve Rabobank U.A. (Netherlands), 4.38%, 08/04/2025	3,550,000	3,964,939
Fifth Third Bancorp, 2.38%, 01/28/2025	1,744,000	1,835,126
Fifth Third Bank N.A., 3.95%, 07/28/2025	1,800,000	2,026,336
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	3,410,000	3,787,035
Huntington Bancshares, Inc., 4.00%, 05/15/2025	1,160,000	1,293,753
JPMorgan Chase & Co.
3.13%, 01/23/2025(b)	5,819,000	6,278,340
3.90%, 07/15/2025(b)	5,914,000	6,583,815
KeyBank N.A., 3.30%, 06/01/2025(b)	1,750,000	1,921,134
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	3,000,000	3,387,967
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	6,100,000	6,375,283
3.78%, 03/02/2025(b)	1,742,000	1,915,245
1.41%, 07/17/2025	4,100,000	4,157,352
MUFG Americas Holdings Corp., 3.00%, 02/10/2025	932,000	999,194
PNC Bank N.A., 3.25%, 06/01/2025	2,215,000	2,418,883
Regions Financial Corp., 2.25%, 05/18/2025	1,746,000	1,827,292
Santander Holdings USA, Inc.
3.45%, 06/02/2025	2,328,000	2,511,490
4.50%, 07/17/2025(b)	2,555,000	2,850,365
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	1,050,000	1,158,883
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025(b)	3,000,000	3,149,068
1.47%, 07/08/2025	5,450,000	5,532,161
Truist Bank
1.50%, 03/10/2025	2,850,000	2,924,392
3.63%, 09/16/2025	3,050,000	3,372,474
Truist Financial Corp.
4.00%, 05/01/2025	1,983,000	2,212,480
3.70%, 06/05/2025(b)	2,327,000	2,576,477
1.20%, 08/05/2025(b)	1,746,000	1,767,361
U.S. Bank N.A., 2.05%, 01/21/2025	2,400,000	2,516,692
US Bancorp, 1.45%, 05/12/2025	3,493,000	3,583,195
Wells Fargo & Co.
3.00%, 02/19/2025	5,816,000	6,261,867
3.55%, 09/29/2025	5,819,000	6,425,773
		137,413,407
Beverages-1.54%
Coca-Cola Co. (The), 2.88%, 10/27/2025	4,059,000	4,409,285
Diageo Capital PLC (United Kingdom), 1.38%, 09/29/2025	1,700,000	1,733,866
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	1,159,000	1,276,203
PepsiCo, Inc.
2.25%, 03/19/2025(b)	3,522,000	3,726,469
2.75%, 04/30/2025	2,332,000	2,509,464
3.50%, 07/17/2025	1,626,000	1,796,417
		15,451,704
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Biotechnology-2.43%
AbbVie, Inc., 3.60%, 05/14/2025	$8,731,000	$9,551,394
Amgen, Inc.
1.90%, 02/21/2025	1,159,000	1,205,021
3.13%, 05/01/2025	2,328,000	2,522,244
Baxalta, Inc., 4.00%, 06/23/2025	1,865,000	2,068,573
Biogen, Inc., 4.05%, 09/15/2025	4,073,000	4,548,433
Gilead Sciences, Inc., 3.50%, 02/01/2025	4,073,000	4,439,724
		24,335,389
Building Products-0.13%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	1,164,000	1,287,970
Capital Markets-7.44%
Ameriprise Financial, Inc., 3.00%, 04/02/2025(b)	1,159,000	1,245,516
Ares Capital Corp.
4.25%, 03/01/2025(b)	1,401,000	1,521,625
3.25%, 07/15/2025	1,741,000	1,836,868
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	2,908,000	3,000,426
Series G, 3.00%, 02/24/2025	1,747,000	1,893,181
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025(b)	1,159,000	1,269,661
Charles Schwab Corp. (The)
4.20%, 03/24/2025	1,395,000	1,563,126
3.85%, 05/21/2025	1,749,000	1,945,686
CME Group, Inc., 3.00%, 03/15/2025(b)	1,742,000	1,880,347
Credit Suisse AG (Switzerland), 2.95%, 04/09/2025	3,600,000	3,871,161
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	5,814,000	6,317,008
3.50%, 04/01/2025	8,149,000	8,883,953
3.75%, 05/22/2025	5,231,000	5,755,544
4.25%, 10/21/2025	4,755,000	5,347,647
Moody’s Corp., 3.75%, 03/24/2025(b)	1,625,000	1,787,561
Morgan Stanley
4.00%, 07/23/2025	7,044,000	7,881,606
5.00%, 11/24/2025	4,652,000	5,399,679
Nomura Holdings, Inc. (Japan), 1.85%, 07/16/2025	3,400,000	3,462,393
Northern Trust Corp., 3.95%, 10/30/2025	1,745,000	1,980,928
Owl Rock Capital Corp., 3.75%, 07/22/2025	1,159,000	1,232,483
S&P Global, Inc., 4.00%, 06/15/2025	1,631,000	1,825,331
State Street Corp., 3.55%, 08/18/2025	3,025,000	3,374,989
TD Ameritrade Holding Corp., 3.63%, 04/01/2025(b)	1,174,000	1,291,332
		74,568,051
Chemicals-0.80%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	1,279,000	1,311,733
Eastman Chemical Co., 3.80%, 03/15/2025(b)	1,625,000	1,780,265
EI du Pont de Nemours and Co., 1.70%, 07/15/2025(b)	1,160,000	1,193,143
LYB International Finance III LLC
2.88%, 05/01/2025	1,159,000	1,236,075
1.25%, 10/01/2025(b)	1,165,000	1,170,157
Nutrien Ltd. (Canada), 3.38%, 03/15/2025(b)	1,243,000	1,345,292
		8,036,665
	Principal Amount	Value
Commercial Services & Supplies-0.38%
Republic Services, Inc., 3.20%, 03/15/2025(b)	$1,160,000	$1,252,303
Waste Management, Inc.
3.13%, 03/01/2025	1,340,000	1,449,072
0.75%, 11/15/2025	1,160,000	1,152,449
		3,853,824
Communications Equipment-0.13%
Cisco Systems, Inc., 3.50%, 06/15/2025	1,128,000	1,251,189
Consumer Finance-1.56%
Ally Financial, Inc.
4.63%, 03/30/2025	1,163,000	1,310,661
5.80%, 05/01/2025(b)	1,742,000	2,037,249
Capital One Financial Corp.
3.20%, 02/05/2025	2,332,000	2,518,180
4.25%, 04/30/2025	1,749,000	1,958,181
4.20%, 10/29/2025	3,490,000	3,933,522
Discover Financial Services, 3.75%, 03/04/2025	1,167,000	1,276,424
Synchrony Financial, 4.50%, 07/23/2025	2,331,000	2,614,664
		15,648,881
Containers & Packaging-0.15%
WRKCo, Inc., 3.75%, 03/15/2025(b)	1,400,000	1,539,548
Diversified Consumer Services-0.12%
Yale University, Series 2020, 0.87%, 04/15/2025	1,168,000	1,179,965
Diversified Financial Services-1.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025(b)	2,052,000	2,171,598
6.50%, 07/15/2025	2,911,000	3,411,350
4.45%, 10/01/2025	1,953,000	2,146,455
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	2,900,000	3,234,935
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	1,165,000	1,242,914
		12,207,252
Diversified Telecommunication Services-1.70%
AT&T, Inc., 3.40%, 05/15/2025(b)	5,410,000	5,935,810
Verizon Communications, Inc.
3.38%, 02/15/2025	5,914,000	6,447,531
0.85%, 11/20/2025	4,650,000	4,605,966
		16,989,307
Electric Utilities-2.45%
Avangrid, Inc., 3.20%, 04/15/2025	1,856,000	2,000,113
Duke Energy Corp., 0.90%, 09/15/2025(b)	1,515,000	1,503,290
Duke Energy Progress LLC, 3.25%, 08/15/2025	1,161,000	1,269,846
Entergy Corp., 0.90%, 09/15/2025	1,865,000	1,843,285
Exelon Corp., 3.95%, 06/15/2025	1,880,000	2,076,888
Exelon Generation Co. LLC, 3.25%, 06/01/2025(b)	2,094,000	2,260,550
Florida Power & Light Co.
2.85%, 04/01/2025	2,558,000	2,752,193
3.13%, 12/01/2025(b)	1,397,000	1,526,292
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/2025	2,988,000	3,183,409
Pacific Gas and Electric Co., 3.45%, 07/01/2025	2,034,000	2,133,718

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	$1,160,000	$1,172,807
Southern Power Co., 4.15%, 12/01/2025	1,163,000	1,307,411
Xcel Energy, Inc., 3.30%, 06/01/2025(b)	1,394,000	1,507,914
		24,537,716
Electrical Equipment-0.13%
Emerson Electric Co., 3.15%, 06/01/2025	1,188,000	1,290,766
Energy Equipment & Services-0.38%
Halliburton Co., 3.80%, 11/15/2025(b)	2,351,000	2,607,780
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	1,165,000	1,186,733
		3,794,513
Entertainment-0.65%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025(b)	1,864,000	2,030,196
Walt Disney Co. (The), 3.35%, 03/24/2025	4,071,000	4,442,981
		6,473,177
Equity REITs-3.28%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	1,401,000	1,526,887
American Tower Corp.
2.40%, 03/15/2025	1,750,000	1,833,047
4.00%, 06/01/2025	1,741,000	1,926,166
1.30%, 09/15/2025	1,168,000	1,175,941
AvalonBay Communities, Inc., 3.45%, 06/01/2025	1,224,000	1,341,345
Boston Properties L.P., 3.20%, 01/15/2025(b)	2,131,000	2,287,153
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	1,628,000	1,773,351
Crown Castle International Corp., 1.35%, 07/15/2025	1,168,000	1,181,496
Equinix, Inc., 1.00%, 09/15/2025	1,567,000	1,560,331
Essex Portfolio L.P., 3.50%, 04/01/2025	1,168,000	1,269,110
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025(b)	2,224,000	2,515,133
Healthpeak Properties, Inc.
3.40%, 02/01/2025	85,000	91,804
4.00%, 06/01/2025	1,743,000	1,929,325
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	1,168,000	1,264,259
Kimco Realty Corp., 3.30%, 02/01/2025	1,162,000	1,259,706
Realty Income Corp., 3.88%, 04/15/2025	1,167,000	1,288,409
Simon Property Group L.P., 3.50%, 09/01/2025	2,563,000	2,812,484
SITE Centers Corp., 3.63%, 02/01/2025(b)	1,059,000	1,114,422
Ventas Realty L.P., 3.50%, 02/01/2025	1,394,000	1,512,419
Welltower, Inc., 4.00%, 06/01/2025	2,913,000	3,227,241
		32,890,029
Food & Staples Retailing-0.91%
Sysco Corp.
3.55%, 03/15/2025	1,159,000	1,266,809
5.65%, 04/01/2025	1,746,000	2,039,502
3.75%, 10/01/2025	1,745,000	1,929,091
Walmart, Inc., 3.55%, 06/26/2025(b)	3,491,000	3,875,453
		9,110,855
	Principal Amount	Value
Food Products-1.71%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	$1,161,000	$1,243,874
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	1,395,000	1,413,936
Campbell Soup Co., 3.95%, 03/15/2025	1,978,000	2,183,891
General Mills, Inc., 4.00%, 04/17/2025	1,866,000	2,073,562
JM Smucker Co. (The), 3.50%, 03/15/2025	2,330,000	2,547,931
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	3,523,000	3,884,622
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	1,749,000	1,979,122
Mondelez International, Inc., 1.50%, 05/04/2025	1,745,000	1,786,802
		17,113,740
Health Care Equipment & Supplies-1.99%
Abbott Laboratories, 2.95%, 03/15/2025(b)	2,346,000	2,532,744
Boston Scientific Corp.
3.85%, 05/15/2025	1,353,000	1,502,444
1.90%, 06/01/2025	1,168,000	1,208,751
Danaher Corp., 3.35%, 09/15/2025(b)	1,161,000	1,278,086
Medtronic, Inc., 3.50%, 03/15/2025	4,402,000	4,865,555
Stryker Corp.
1.15%, 06/15/2025	1,511,000	1,520,591
3.38%, 11/01/2025	1,742,000	1,910,715
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	4,659,000	5,081,179
		19,900,065
Health Care Providers & Services-4.35%
AmerisourceBergen Corp., 3.25%, 03/01/2025	1,160,000	1,250,673
Anthem, Inc., 2.38%, 01/15/2025	2,986,000	3,138,147
Cardinal Health, Inc., 3.75%, 09/15/2025(b)	1,162,000	1,283,781
Centene Corp., 3.38%, 02/15/2030	4,649,000	4,701,673
Cigna Corp.
3.25%, 04/15/2025	1,758,000	1,906,214
4.13%, 11/15/2025	5,177,000	5,839,238
CVS Health Corp.
4.10%, 03/25/2025(b)	2,208,000	2,463,230
3.88%, 07/20/2025	6,586,000	7,301,017
HCA, Inc., 5.25%, 04/15/2025	3,260,000	3,758,126
Humana, Inc., 4.50%, 04/01/2025	1,400,000	1,576,387
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	2,329,000	2,534,283
McKesson Corp., 0.90%, 12/03/2025	1,160,000	1,150,023
Quest Diagnostics, Inc., 3.50%, 03/30/2025	1,392,000	1,516,620
UnitedHealth Group, Inc., 3.75%, 07/15/2025	4,653,000	5,188,418
		43,607,830
Hotels, Restaurants & Leisure-1.50%
Booking Holdings, Inc., 3.65%, 03/15/2025(b)	1,165,000	1,276,361
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,247,000	1,302,722
Marriott International, Inc., Series EE, 5.75%, 05/01/2025(b)	3,724,000	4,323,650

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
3.38%, 05/26/2025(b)	$1,627,000	$1,773,943
3.30%, 07/01/2025(b)	1,744,000	1,900,760
1.45%, 09/01/2025(b)	1,160,000	1,187,272
Starbucks Corp., 3.80%, 08/15/2025	2,967,000	3,302,198
		15,066,906
Household Durables-0.25%
DR Horton, Inc., 2.60%, 10/15/2025	1,161,000	1,229,093
Lennar Corp., 4.75%, 05/30/2025	1,162,000	1,305,710
		2,534,803
Household Products-0.23%
Procter & Gamble Co. (The), 0.55%, 10/29/2025(b)	2,328,000	2,315,152
Industrial Conglomerates-1.41%
3M Co.
2.00%, 02/14/2025(b)	1,744,000	1,827,399
2.65%, 04/15/2025	1,162,000	1,244,359
3.00%, 08/07/2025	1,281,000	1,401,529
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	4,625,000	5,057,573
Honeywell International, Inc., 1.35%, 06/01/2025	2,910,000	2,979,368
Roper Technologies, Inc., 1.00%, 09/15/2025	1,625,000	1,623,171
		14,133,399
Insurance-1.88%
Allstate Corp. (The), 0.75%, 12/15/2025	1,400,000	1,394,489
American International Group, Inc.
2.50%, 06/30/2025(b)	3,488,000	3,691,955
3.75%, 07/10/2025(b)	2,982,000	3,292,249
Aon PLC, 3.88%, 12/15/2025	1,741,000	1,944,486
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	1,860,000	2,023,914
CNO Financial Group, Inc., 5.25%, 05/30/2025(b)	1,166,000	1,324,694
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	1,159,000	1,265,486
MetLife, Inc.
3.00%, 03/01/2025	1,163,000	1,253,496
3.60%, 11/13/2025	1,165,000	1,292,650
Unum Group, 4.50%, 03/15/2025(b)	1,164,000	1,307,405
		18,790,824
Interactive Media & Services-0.22%
Alphabet, Inc., 0.45%, 08/15/2025(b)	2,250,000	2,234,031
Internet & Direct Marketing Retail-0.87%
Amazon.com, Inc.
0.80%, 06/03/2025	2,911,000	2,931,733
5.20%, 12/03/2025	2,027,000	2,401,224
eBay, Inc., 1.90%, 03/11/2025(b)	1,862,000	1,932,333
QVC, Inc., 4.45%, 02/15/2025	1,397,000	1,489,391
		8,754,681
IT Services-2.40%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	2,251,000	2,486,060
DXC Technology Co., 4.13%, 04/15/2025	1,119,000	1,232,258
Fiserv, Inc., 3.85%, 06/01/2025	2,030,000	2,238,634
International Business Machines Corp., 7.00%, 10/30/2025	1,339,000	1,687,790
	Principal Amount	Value
IT Services-(continued)
Mastercard, Inc., 2.00%, 03/03/2025(b)	$1,665,000	$1,747,388
PayPal Holdings, Inc., 1.65%, 06/01/2025(b)	2,251,000	2,328,565
VeriSign, Inc., 5.25%, 04/01/2025	1,071,000	1,219,907
Visa, Inc., 3.15%, 12/14/2025	9,051,000	9,933,675
Western Union Co. (The), 2.85%, 01/10/2025	1,140,000	1,209,389
		24,083,666
Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 4.13%, 03/25/2025(b)	2,556,000	2,851,170
Machinery-1.48%
Caterpillar Financial Services Corp.
1.45%, 05/15/2025	1,397,000	1,436,258
0.80%, 11/13/2025	2,328,000	2,326,542
Cummins, Inc., 0.75%, 09/01/2025	1,165,000	1,159,498
Deere & Co., 2.75%, 04/15/2025(b)	1,752,000	1,881,789
John Deere Capital Corp.
2.05%, 01/09/2025(b)	1,281,000	1,342,843
3.45%, 03/13/2025(b)	2,110,000	2,320,853
Otis Worldwide Corp., 2.06%, 04/05/2025	3,025,000	3,142,327
Wabtec Corp., 3.20%, 06/15/2025(b)	1,159,000	1,238,499
		14,848,609
Media-2.65%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	10,453,000	11,896,949
Comcast Corp.
3.38%, 02/15/2025	2,328,000	2,540,801
3.10%, 04/01/2025(b)	1,868,000	2,026,934
3.38%, 08/15/2025	3,493,000	3,832,124
Fox Corp., 3.05%, 04/07/2025	1,398,000	1,498,623
ViacomCBS, Inc.
3.50%, 01/15/2025	1,391,000	1,503,101
4.75%, 05/15/2025	2,907,000	3,299,318
		26,597,850
Metals & Mining-0.12%
Nucor Corp., 2.00%, 06/01/2025	1,159,000	1,206,750
Multiline Retail-0.76%
Dollar General Corp., 4.15%, 11/01/2025	1,163,000	1,306,105
Dollar Tree, Inc., 4.00%, 05/15/2025	2,352,000	2,606,750
Target Corp., 2.25%, 04/15/2025	3,491,000	3,690,608
		7,603,463
Multi-Utilities-0.90%
Dominion Energy, Inc., 3.90%, 10/01/2025	1,750,000	1,943,125
DTE Energy Co., Series F, 1.05%, 06/01/2025(b)	1,858,000	1,856,786
NiSource, Inc., 0.95%, 08/15/2025	2,908,000	2,896,424
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	1,284,000	1,274,475
WEC Energy Group, Inc., 3.55%, 06/15/2025	978,000	1,070,409
		9,041,219
Oil, Gas & Consumable Fuels-10.28%
BP Capital Markets America, Inc., 3.19%, 04/06/2025(b)	1,749,000	1,896,955
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	2,327,000	2,564,481

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025(b)	$1,393,000	$1,517,501
2.05%, 07/15/2025	1,393,000	1,430,272
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	2,328,000	2,659,010
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025(b)	3,489,000	4,011,256
Chevron Corp.
1.55%, 05/11/2025	5,851,000	6,046,593
3.33%, 11/17/2025	1,763,000	1,950,563
Chevron USA, Inc., 0.69%, 08/12/2025(b)	1,693,000	1,687,453
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	2,328,000	2,629,284
Devon Energy Corp., 5.85%, 12/15/2025(b)	1,131,000	1,339,461
Diamondback Energy, Inc., 4.75%, 05/31/2025	1,164,000	1,319,155
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	1,282,000	1,522,609
Enbridge, Inc. (Canada), 2.50%, 01/15/2025(b)	1,160,000	1,218,947
Energy Transfer L.P., 4.05%, 03/15/2025	2,347,000	2,551,036
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	2,678,000	2,933,337
EOG Resources, Inc., 3.15%, 04/01/2025	1,166,000	1,258,556
Equinor ASA (Norway), 2.88%, 04/06/2025	2,910,000	3,124,815
Exxon Mobil Corp.
2.71%, 03/06/2025(b)	4,182,000	4,479,913
2.99%, 03/19/2025	6,413,000	6,919,885
Kinder Morgan, Inc., 4.30%, 06/01/2025	3,493,000	3,905,483
Marathon Oil Corp., 3.85%, 06/01/2025(b)	2,123,000	2,311,545
Marathon Petroleum Corp., 4.70%, 05/01/2025	2,909,000	3,297,139
MPLX L.P.
4.00%, 02/15/2025(b)	1,166,000	1,280,878
4.88%, 06/01/2025	2,770,000	3,130,681
ONEOK Partners L.P., 4.90%, 03/15/2025(b)	1,164,000	1,304,170
Phillips 66, 3.85%, 04/09/2025	1,535,000	1,694,333
Phillips 66 Partners L.P., 3.61%, 02/15/2025	1,163,000	1,252,410
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	2,326,000	2,604,890
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	4,650,000	5,343,338
Shell International Finance B.V. (Netherlands)
2.38%, 04/06/2025(b)	3,489,000	3,696,204
3.25%, 05/11/2025	6,421,000	7,014,582
Spectra Energy Partners L.P., 3.50%, 03/15/2025	1,160,000	1,256,897
Suncor Energy, Inc. (Canada), 3.10%, 05/15/2025	1,284,000	1,383,007
Total Capital International S.A. (France), 2.43%, 01/10/2025	2,324,000	2,455,081
Valero Energy Corp.
3.65%, 03/15/2025	1,398,000	1,523,136
2.85%, 04/15/2025	2,447,000	2,597,509
Williams Cos., Inc. (The)
3.90%, 01/15/2025	1,764,000	1,936,276
4.00%, 09/15/2025(b)	1,745,000	1,942,159
		102,990,800
Personal Products-0.13%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	1,209,000	1,322,093
	Principal Amount	Value
Pharmaceuticals-3.72%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	$4,654,000	$5,119,306
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	4,227,000	4,743,640
0.75%, 11/13/2025	2,330,000	2,317,942
Eli Lilly and Co., 2.75%, 06/01/2025(b)	1,383,000	1,485,201
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	2,332,000	2,586,213
Johnson & Johnson
2.63%, 01/15/2025	1,742,000	1,866,628
0.55%, 09/01/2025	2,324,000	2,313,578
Merck & Co., Inc., 2.75%, 02/10/2025(b)	5,876,000	6,292,541
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025	2,329,000	2,419,251
3.00%, 11/20/2025(b)	4,071,000	4,439,390
Pfizer, Inc., 0.80%, 05/28/2025(b)	1,749,000	1,760,754
Zoetis, Inc., 4.50%, 11/13/2025	1,744,000	1,986,178
		37,330,622
Professional Services-0.23%
Verisk Analytics, Inc., 4.00%, 06/15/2025(b)	2,030,000	2,253,211
Road & Rail-0.71%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025(b)	1,165,000	1,256,792
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	1,624,000	1,730,986
CSX Corp., 3.35%, 11/01/2025	1,394,000	1,526,920
Union Pacific Corp.
3.75%, 07/15/2025	1,168,000	1,301,434
3.25%, 08/15/2025	1,161,000	1,264,826
		7,080,958
Semiconductors & Semiconductor Equipment-2.79%
Analog Devices, Inc., 3.90%, 12/15/2025(b)	1,890,000	2,111,375
Applied Materials, Inc., 3.90%, 10/01/2025	1,564,000	1,756,780
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025(b)	2,245,000	2,401,493
Broadcom, Inc., 4.70%, 04/15/2025(b)	5,137,000	5,795,128
Intel Corp.
3.40%, 03/25/2025(b)	3,419,000	3,756,806
3.70%, 07/29/2025	5,104,000	5,667,794
Lam Research Corp., 3.80%, 03/15/2025	1,074,000	1,188,761
QUALCOMM, Inc., 3.45%, 05/20/2025	3,174,000	3,489,616
Texas Instruments, Inc., 1.38%, 03/12/2025	1,700,000	1,745,793
		27,913,546
Software-3.43%
Adobe, Inc.
1.90%, 02/01/2025(b)	1,137,000	1,187,206
3.25%, 02/01/2025	2,248,000	2,442,994
Intuit, Inc., 0.95%, 07/15/2025(b)	1,130,000	1,135,822
Microsoft Corp.
2.70%, 02/12/2025(b)	5,103,000	5,486,569
3.13%, 11/03/2025(b)	7,072,000	7,756,266
Oracle Corp.
2.50%, 04/01/2025	7,966,000	8,402,968
2.95%, 05/15/2025	5,669,000	6,064,497
VMware, Inc., 4.50%, 05/15/2025	1,661,000	1,868,833
		34,345,155
Specialty Retail-1.27%
AutoZone, Inc., 3.63%, 04/15/2025(b)	1,159,000	1,270,359

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Home Depot, Inc. (The), 3.35%, 09/15/2025	$2,331,000	$2,568,312
Lowe’s Cos., Inc.
4.00%, 04/15/2025	1,742,000	1,939,531
3.38%, 09/15/2025	1,745,000	1,915,999
Ross Stores, Inc., 4.60%, 04/15/2025	1,631,000	1,847,617
TJX Cos., Inc. (The), 3.50%, 04/15/2025	2,888,000	3,164,903
		12,706,721
Technology Hardware, Storage & Peripherals-2.86%
Apple, Inc.
2.75%, 01/13/2025	3,353,000	3,601,767
2.50%, 02/09/2025	3,421,000	3,649,531
1.13%, 05/11/2025	5,101,000	5,182,476
3.20%, 05/13/2025	4,564,000	4,997,082
0.55%, 08/20/2025(b)	3,098,000	3,073,138
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	5,613,000	6,410,347
NetApp, Inc., 1.88%, 06/22/2025	1,688,000	1,744,253
		28,658,594
Textiles, Apparel & Luxury Goods-0.58%
NIKE, Inc., 2.40%, 03/27/2025	2,326,000	2,468,171
Tapestry, Inc., 4.25%, 04/01/2025	1,395,000	1,518,482
VF Corp., 2.40%, 04/23/2025	1,747,000	1,838,012
		5,824,665
Thrifts & Mortgage Finance-0.15%
Radian Group, Inc., 6.63%, 03/15/2025(b)	1,329,000	1,503,451
Tobacco-1.20%
Altria Group, Inc., 2.35%, 05/06/2025	1,742,000	1,826,518
Philip Morris International, Inc.
1.50%, 05/01/2025	1,750,000	1,792,048
3.38%, 08/11/2025	1,746,000	1,909,722
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	5,823,000	6,478,897
		12,007,185
Trading Companies & Distributors-0.70%
Air Lease Corp.
2.30%, 02/01/2025	1,857,000	1,918,456
3.25%, 03/01/2025(b)	1,628,000	1,729,022
3.38%, 07/01/2025(b)	1,979,000	2,127,040
WW Grainger, Inc., 1.85%, 02/15/2025	1,167,000	1,216,110
		6,990,628
	Principal Amount	Value
Water Utilities-0.13%
American Water Capital Corp., 3.40%, 03/01/2025(b)	$1,236,000	$1,345,711
Wireless Telecommunication Services-0.58%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	1,755,000	1,936,276
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	3,489,000	3,910,428
		5,846,704
Total U.S. Dollar Denominated Bonds & Notes (Cost $952,769,675)		983,824,471
	Shares
Money Market Funds-1.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $11,155,976)	11,155,976	11,155,976
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $963,925,651)		994,980,447
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.54%
Invesco Private Government Fund, 0.01%(c)(d)(e)	26,231,122	26,231,122
Invesco Private Prime Fund, 0.09%(c)(d)(e)	39,330,951	39,346,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,577,805)		65,577,806
TOTAL INVESTMENTS IN SECURITIES-105.82% (Cost $1,029,503,456)		1,060,558,253
OTHER ASSETS LESS LIABILITIES-(5.82)%		(58,334,222)
NET ASSETS-100.00%		$1,002,224,031

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$43,185,592	$(32,029,616)	$-	$-	$11,155,976	$907
Invesco Premier U.S. Government Money Portfolio, Institutional Class	131,824	1,316,769	(1,448,593)	-	-	-	6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,365,192	60,373,013	(37,507,083)	-	-	26,231,122	1,017*
Invesco Private Prime Fund	1,121,731	77,723,865	(39,499,356)	1	443	39,346,684	11,011*
Total	$4,618,747	$182,599,239	$(110,484,648)	$1	$443	$76,733,782	$12,941

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.94%
Aerospace & Defense-1.46%
Boeing Co. (The), 2.75%, 02/01/2026	$1,793,000	$1,870,002
General Dynamics Corp.
1.15%, 06/01/2026	500,000	503,199
2.13%, 08/15/2026	668,000	702,312
Lockheed Martin Corp., 3.55%, 01/15/2026	2,686,000	2,986,311
Raytheon Technologies Corp., 2.65%, 11/01/2026	929,000	997,660
		7,059,484
Air Freight & Logistics-0.37%
FedEx Corp., 3.25%, 04/01/2026	978,000	1,072,155
United Parcel Service, Inc., 2.40%, 11/15/2026	672,000	719,118
		1,791,273
Airlines-0.41%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	1,682,000	1,982,468
Automobiles-1.38%
American Honda Finance Corp., 2.30%, 09/09/2026	638,000	674,270
General Motors Financial Co., Inc.
1.25%, 01/08/2026	1,954,000	1,940,080
5.25%, 03/01/2026	1,673,000	1,941,883
4.00%, 10/06/2026	1,002,000	1,109,878
Toyota Motor Credit Corp., 0.80%, 01/09/2026	1,008,000	1,005,533
		6,671,644
Banks-19.44%
Bank of America Corp.
4.45%, 03/03/2026	2,678,000	3,055,022
3.50%, 04/19/2026	3,264,000	3,623,285
4.25%, 10/22/2026	2,604,000	2,968,511
Bank of Nova Scotia (The) (Canada), 1.05%, 03/02/2026	1,270,000	1,262,497
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	2,690,000	3,081,476
BPCE S.A. (France), 3.38%, 12/02/2026	800,000	881,303
Citigroup, Inc.
3.70%, 01/12/2026	2,666,000	2,961,350
4.60%, 03/09/2026	1,884,000	2,163,203
3.40%, 05/01/2026	2,968,000	3,264,712
3.20%, 10/21/2026	3,999,000	4,349,985
4.30%, 11/20/2026	1,267,000	1,438,488
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	2,000,000	2,204,835
Fifth Third Bank N.A., 3.85%, 03/15/2026	1,000,000	1,111,524
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	3,955,000	4,487,870
4.38%, 11/23/2026	2,100,000	2,378,472
JPMorgan Chase & Co.
3.30%, 04/01/2026	3,353,000	3,683,945
3.20%, 06/15/2026	2,346,000	2,568,694
2.95%, 10/01/2026	4,026,000	4,354,033
7.63%, 10/15/2026	675,000	888,881
4.13%, 12/15/2026	2,667,000	3,027,669
KeyBank N.A., 3.40%, 05/20/2026	800,000	875,996
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	2,100,000	2,383,161
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	$3,130,000	$3,517,825
2.76%, 09/13/2026	1,300,000	1,385,520
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	1,400,000	1,503,919
Natwest Group PLC (United Kingdom), 4.80%, 04/05/2026	2,100,000	2,416,803
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	1,400,000	1,384,334
3.78%, 03/09/2026	1,880,000	2,096,565
2.63%, 07/14/2026	3,014,000	3,202,181
3.01%, 10/19/2026(b)	1,956,000	2,114,321
Truist Bank
3.30%, 05/15/2026	1,000,000	1,101,526
3.80%, 10/30/2026	1,150,000	1,291,110
U.S. Bancorp
Series V, 2.38%, 07/22/2026	1,811,000	1,919,523
Series W, 3.10%, 04/27/2026	1,258,000	1,374,667
Wells Fargo & Co.
3.00%, 04/22/2026	4,769,000	5,170,687
4.10%, 06/03/2026	3,230,000	3,639,617
3.00%, 10/23/2026	4,696,000	5,094,971
		94,228,481
Beverages-1.79%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	2,158,000	2,387,445
Constellation Brands, Inc., 3.70%, 12/06/2026	783,000	870,323
Molson Coors Beverage Co., 3.00%, 07/15/2026(b)	2,661,000	2,855,333
PepsiCo, Inc.
2.85%, 02/24/2026	1,008,000	1,098,988
2.38%, 10/06/2026	1,342,000	1,436,784
		8,648,873
Biotechnology-3.91%
AbbVie, Inc.
3.20%, 05/14/2026	2,681,000	2,907,033
2.95%, 11/21/2026	5,356,000	5,750,791
Amgen, Inc., 2.60%, 08/19/2026(b)	1,679,000	1,786,928
Gilead Sciences, Inc., 3.65%, 03/01/2026	3,691,000	4,084,837
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	4,024,000	4,400,515
		18,930,104
Building Products-0.15%
Johnson Controls International PLC, 3.90%, 02/14/2026	655,000	730,146
Capital Markets-7.60%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	672,000	725,342
Ares Capital Corp.
3.88%, 01/15/2026	1,502,000	1,610,088
2.15%, 07/15/2026	1,300,000	1,294,761
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	980,000	974,272
2.80%, 05/04/2026	1,008,000	1,091,201
2.45%, 08/17/2026	1,010,000	1,072,889
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	734,000	828,841
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Charles Schwab Corp. (The)
0.90%, 03/11/2026	$1,673,000	$1,670,697
1.15%, 05/13/2026	1,300,000	1,305,349
FS KKR Capital Corp., 3.40%, 01/15/2026	1,288,000	1,329,187
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	756,000	787,672
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	2,344,000	2,608,210
3.50%, 11/16/2026	3,691,000	4,036,303
Morgan Stanley
3.88%, 01/27/2026	4,024,000	4,510,326
3.13%, 07/27/2026	4,023,000	4,383,790
6.25%, 08/09/2026	1,000,000	1,238,317
4.35%, 09/08/2026	3,031,000	3,455,668
Nasdaq, Inc., 3.85%, 06/30/2026	668,000	746,854
Owl Rock Capital Corp.
4.25%, 01/15/2026	655,000	708,385
3.40%, 07/15/2026	1,320,000	1,381,100
State Street Corp., 2.65%, 05/19/2026(b)	1,007,000	1,088,001
		36,847,253
Chemicals-1.01%
Ecolab, Inc., 2.70%, 11/01/2026	1,005,000	1,081,196
FMC Corp., 3.20%, 10/01/2026	674,000	729,041
Linde, Inc., 3.20%, 01/30/2026	980,000	1,075,642
PPG Industries, Inc., 1.20%, 03/15/2026(b)	940,000	937,540
Westlake Chemical Corp., 3.60%, 08/15/2026	976,000	1,075,007
		4,898,426
Commercial Services & Supplies-0.15%
Republic Services, Inc., 2.90%, 07/01/2026(b)	686,000	739,047
Communications Equipment-0.92%
Cisco Systems, Inc.
2.95%, 02/28/2026	1,004,000	1,097,128
2.50%, 09/20/2026(b)	2,082,000	2,246,508
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	1,010,000	1,126,665
		4,470,301
Consumer Finance-0.94%
Capital One Financial Corp., 3.75%, 07/28/2026	2,071,000	2,294,648
Discover Bank, 3.45%, 07/27/2026	1,400,000	1,532,849
Synchrony Financial, 3.70%, 08/04/2026(b)	673,000	738,225
		4,565,722
Containers & Packaging-0.16%
International Paper Co., 3.80%, 01/15/2026	688,000	768,756
Diversified Financial Services-1.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.75%, 01/30/2026(b)	1,300,000	1,281,287
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	3,351,000	3,677,985
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026(b)	780,000	772,478
Voya Financial, Inc., 3.65%, 06/15/2026	712,000	793,169
		6,524,919
Diversified Telecommunication Services-2.07%
AT&T, Inc., 4.13%, 02/17/2026(b)	2,742,000	3,101,583
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
1.45%, 03/20/2026	$3,690,000	$3,728,992
2.63%, 08/15/2026	3,013,000	3,204,540
		10,035,115
Electric Utilities-3.90%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	702,000	771,988
Commonwealth Edison Co., 2.55%, 06/15/2026	649,000	691,523
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	805,000	875,726
Duke Energy Corp., 2.65%, 09/01/2026	2,011,000	2,131,883
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	1,005,000	1,099,881
Entergy Arkansas LLC, 3.50%, 04/01/2026	809,000	895,385
Entergy Corp., 2.95%, 09/01/2026(b)	1,004,000	1,075,050
Exelon Corp., 3.40%, 04/15/2026	1,004,000	1,096,613
Fortis, Inc. (Canada), 3.06%, 10/04/2026	1,430,000	1,537,922
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	2,618,000	2,714,268
PPL Capital Funding, Inc., 3.10%, 05/15/2026	846,000	912,636
Southern Co. (The), 3.25%, 07/01/2026	2,350,000	2,555,987
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	700,000	712,050
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	1,015,000	1,110,242
Xcel Energy, Inc., 3.35%, 12/01/2026	671,000	734,155
		18,915,309
Electrical Equipment-0.21%
Emerson Electric Co., 0.88%, 10/15/2026	1,007,000	992,205
Electronic Equipment, Instruments & Components-0.32%
Avnet, Inc., 4.63%, 04/15/2026(b)	754,000	852,741
Jabil, Inc., 1.70%, 04/15/2026	670,000	673,126
		1,525,867
Energy Equipment & Services-0.19%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	772,000	917,511
Entertainment-1.27%
Activision Blizzard, Inc., 3.40%, 09/15/2026	1,139,000	1,258,975
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,337,000	1,453,624
1.85%, 07/30/2026	1,317,000	1,357,459
Walt Disney Co. (The), 1.75%, 01/13/2026	2,014,000	2,073,914
		6,143,972
Equity REITs-4.91%
American Tower Corp.
4.40%, 02/15/2026(b)	627,000	709,747
3.38%, 10/15/2026	1,337,000	1,460,873
Boston Properties L.P.
3.65%, 02/01/2026	1,344,000	1,487,436
2.75%, 10/01/2026	1,455,000	1,559,247
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	804,000	900,368
CBRE Services, Inc., 4.88%, 03/01/2026	760,000	880,806
Crown Castle International Corp.
4.45%, 02/15/2026	1,206,000	1,366,772
3.70%, 06/15/2026	1,000,000	1,102,854
1.05%, 07/15/2026	1,340,000	1,313,851
ERP Operating L.P., 2.85%, 11/01/2026	670,000	719,654

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	$1,289,000	$1,474,088
Healthpeak Properties, Inc., 3.25%, 07/15/2026	873,000	951,748
Kimco Realty Corp., 2.80%, 10/01/2026	666,000	707,735
LifeStorage L.P., 3.50%, 07/01/2026	783,000	857,447
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	805,000	921,298
Public Storage, 0.88%, 02/15/2026(b)	650,000	647,608
Realty Income Corp., 4.13%, 10/15/2026	864,000	978,840
Sabra Health Care L.P., 5.13%, 08/15/2026	673,000	757,339
Simon Property Group L.P.
3.30%, 01/15/2026	1,083,000	1,175,322
3.25%, 11/30/2026	961,000	1,049,167
Ventas Realty L.P., 4.13%, 01/15/2026	683,000	765,489
VEREIT Operating Partnership L.P., 4.88%, 06/01/2026	824,000	952,323
Welltower, Inc., 4.25%, 04/01/2026	934,000	1,055,813
		23,795,825
Food & Staples Retailing-1.26%
Kroger Co. (The)
3.50%, 02/01/2026(b)	673,000	740,972
2.65%, 10/15/2026(b)	1,019,000	1,084,368
Sysco Corp., 3.30%, 07/15/2026	1,338,000	1,462,595
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	2,588,000	2,829,832
		6,117,767
Food Products-1.72%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	1,340,000	1,429,972
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	941,000	1,018,795
Hershey Co. (The), 2.30%, 08/15/2026(b)	612,000	652,049
Ingredion, Inc., 3.20%, 10/01/2026	670,000	728,214
Kellogg Co., 3.25%, 04/01/2026	1,015,000	1,110,578
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	2,566,000	2,715,823
McCormick & Co., Inc., 0.90%, 02/15/2026(b)	670,000	660,636
		8,316,067
Gas Utilities-0.31%
National Fuel Gas Co., 5.50%, 01/15/2026	655,000	761,323
Southern California Gas Co., Series TT, 2.60%, 06/15/2026(b)	675,000	716,698
		1,478,021
Health Care Equipment & Supplies-1.07%
Abbott Laboratories, 3.75%, 11/30/2026	2,335,000	2,645,264
Baxter International, Inc., 2.60%, 08/15/2026	1,008,000	1,079,875
Stryker Corp., 3.50%, 03/15/2026	1,342,000	1,481,751
		5,206,890
Health Care Providers & Services-2.47%
Anthem, Inc., 1.50%, 03/15/2026(b)	1,010,000	1,024,737
Cigna Corp.
4.50%, 02/25/2026	1,762,000	2,016,240
1.25%, 03/15/2026(b)	1,070,000	1,073,434
CVS Health Corp., 2.88%, 06/01/2026(b)	2,376,000	2,552,134
HCA, Inc., 5.25%, 06/15/2026	2,088,000	2,431,022
Quest Diagnostics, Inc., 3.45%, 06/01/2026	660,000	728,532
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
1.25%, 01/15/2026	$670,000	$678,989
3.10%, 03/15/2026	1,340,000	1,465,871
		11,970,959
Hotels, Restaurants & Leisure-1.44%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	1,344,000	1,487,990
Expedia Group, Inc., 5.00%, 02/15/2026(b)	981,000	1,118,353
Marriott International, Inc., Series R, 3.13%, 06/15/2026	1,018,000	1,082,789
McDonald’s Corp., 3.70%, 01/30/2026	2,343,000	2,607,886
Starbucks Corp., 2.45%, 06/15/2026	655,000	692,963
		6,989,981
Household Durables-0.20%
PulteGroup, Inc., 5.50%, 03/01/2026	844,000	989,265
Household Products-0.71%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	803,000	871,609
1.00%, 04/23/2026	1,300,000	1,311,509
2.45%, 11/03/2026	1,169,000	1,257,082
		3,440,200
Industrial Conglomerates-0.87%
3M Co., 2.25%, 09/19/2026(b)	876,000	931,930
Honeywell International, Inc., 2.50%, 11/01/2026	2,085,000	2,230,815
Roper Technologies, Inc., 3.80%, 12/15/2026	939,000	1,051,479
		4,214,224
Insurance-2.56%
Allstate Corp. (The), 3.28%, 12/15/2026	741,000	819,714
American International Group, Inc., 3.90%, 04/01/2026	2,012,000	2,246,784
Arch Capital Finance LLC, 4.01%, 12/15/2026	674,000	763,906
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	2,015,000	2,217,780
CNA Financial Corp., 4.50%, 03/01/2026	672,000	767,239
Loews Corp., 3.75%, 04/01/2026	671,000	749,806
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	1,341,000	1,518,619
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	804,000	897,329
Old Republic International Corp., 3.88%, 08/26/2026	774,000	866,172
Prudential Financial, Inc., 1.50%, 03/10/2026	673,000	686,199
Trinity Acquisition PLC, 4.40%, 03/15/2026	780,000	886,962
		12,420,510
Interactive Media & Services-0.58%
Alphabet, Inc., 2.00%, 08/15/2026(b)	2,680,000	2,813,837
Internet & Direct Marketing Retail-0.41%
Amazon.com, Inc., 1.00%, 05/12/2026	2,000,000	2,002,251
IT Services-2.82%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	682,000	747,579
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	1,700,000	1,689,795
Fiserv, Inc., 3.20%, 07/01/2026	2,687,000	2,924,645
Global Payments, Inc.
1.20%, 03/01/2026	1,480,000	1,469,287
4.80%, 04/01/2026	1,009,000	1,161,161

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp., 3.45%, 02/19/2026	$1,800,000	$1,993,179
Mastercard, Inc., 2.95%, 11/21/2026	1,002,000	1,093,953
PayPal Holdings, Inc., 2.65%, 10/01/2026	1,679,000	1,798,549
Western Union Co. (The), 1.35%, 03/15/2026	800,000	796,772
		13,674,920
Leisure Products-0.21%
Hasbro, Inc., 3.55%, 11/19/2026	905,000	992,660
Life Sciences Tools & Services-0.36%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026(b)	1,609,000	1,742,226
Machinery-1.69%
Caterpillar Financial Services Corp., 0.90%, 03/02/2026	1,010,000	1,010,834
CNH Industrial Capital LLC, 1.88%, 01/15/2026(b)	675,000	687,430
Fortive Corp., 3.15%, 06/15/2026	1,255,000	1,368,105
Illinois Tool Works, Inc., 2.65%, 11/15/2026	1,345,000	1,451,913
John Deere Capital Corp.
0.70%, 01/15/2026(b)	1,179,000	1,169,885
2.65%, 06/10/2026(b)	635,000	686,660
Wabtec Corp., 3.45%, 11/15/2026	1,021,000	1,101,134
Xylem, Inc., 3.25%, 11/01/2026	671,000	735,949
		8,211,910
Media-1.56%
Comcast Corp., 3.15%, 03/01/2026	2,949,000	3,221,731
Discovery Communications LLC, 4.90%, 03/11/2026	911,000	1,041,319
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	1,874,000	2,078,673
ViacomCBS, Inc., 4.00%, 01/15/2026	1,076,000	1,198,517
		7,540,240
Multiline Retail-0.30%
Target Corp., 2.50%, 04/15/2026(b)	1,338,000	1,437,199
Multi-Utilities-0.61%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	650,000	653,622
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	780,000	785,663
DTE Energy Co., 2.85%, 10/01/2026	782,000	835,224
San Diego Gas & Electric Co., 2.50%, 05/15/2026(b)	654,000	693,961
		2,968,470
Oil, Gas & Consumable Fuels-8.73%
Chevron Corp., 2.95%, 05/16/2026	3,018,000	3,282,382
ConocoPhillips, 4.95%, 03/15/2026(b)	1,673,000	1,950,725
Diamondback Energy, Inc., 3.25%, 12/01/2026	1,044,000	1,124,993
Enbridge, Inc. (Canada), 4.25%, 12/01/2026	1,002,000	1,130,303
Energy Transfer L.P.
4.75%, 01/15/2026	1,337,000	1,500,998
3.90%, 07/15/2026	741,000	811,150
Enterprise Products Operating LLC, 3.70%, 02/15/2026(b)	1,143,000	1,272,266
EOG Resources, Inc., 4.15%, 01/15/2026	1,035,000	1,169,104
Equinor ASA (Norway), 1.75%, 01/22/2026	1,007,000	1,040,990
Exxon Mobil Corp.
3.04%, 03/01/2026	3,410,000	3,716,888
2.28%, 08/16/2026(b)	1,337,000	1,416,429
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
HollyFrontier Corp., 5.88%, 04/01/2026	$1,455,000	$1,681,344
Magellan Midstream Partners L.P., 5.00%, 03/01/2026(b)	874,000	1,012,411
MPLX L.P., 1.75%, 03/01/2026	2,014,000	2,042,601
ONEOK, Inc., 5.85%, 01/15/2026	805,000	955,834
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	953,000	1,074,301
Phillips 66, 1.30%, 02/15/2026	726,000	728,534
Phillips 66 Partners L.P., 3.55%, 10/01/2026	672,000	732,375
Pioneer Natural Resources Co.
1.13%, 01/15/2026	1,010,000	1,001,877
4.45%, 01/15/2026	676,000	765,551
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026(b)	977,000	1,095,881
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	2,016,000	2,394,796
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	2,287,000	2,486,905
2.50%, 09/12/2026(b)	1,301,000	1,395,918
Spectra Energy Partners L.P., 3.38%, 10/15/2026	803,000	873,254
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	1,136,000	1,313,194
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	1,339,000	1,709,073
Valero Energy Corp., 3.40%, 09/15/2026(b)	1,678,000	1,811,145
Valero Energy Partners L.P., 4.38%, 12/15/2026	711,000	809,191
		42,300,413
Personal Products-0.37%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	1,703,000	1,779,723
Pharmaceuticals-3.01%
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	1,611,000	1,578,354
Johnson & Johnson, 2.45%, 03/01/2026	2,678,000	2,869,772
Merck & Co., Inc., 0.75%, 02/24/2026(b)	1,289,000	1,280,846
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	1,000,000	1,105,741
Pfizer, Inc.
2.75%, 06/03/2026	1,674,000	1,815,183
3.00%, 12/15/2026	2,346,000	2,581,077
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	3,012,000	3,336,382
		14,567,355
Professional Services-0.15%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	675,000	738,898
Road & Rail-0.72%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	636,000	681,789
CSX Corp., 2.60%, 11/01/2026	967,000	1,032,928
Norfolk Southern Corp., 2.90%, 06/15/2026	803,000	868,159
Union Pacific Corp., 2.75%, 03/01/2026	850,000	912,040
		3,494,916
Semiconductors & Semiconductor Equipment-0.87%
Analog Devices, Inc., 3.50%, 12/05/2026	1,197,000	1,326,264

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp., 2.60%, 05/19/2026(b)	$1,308,000	$1,403,845
NVIDIA Corp., 3.20%, 09/16/2026	1,344,000	1,484,681
		4,214,790
Software-2.41%
Citrix Systems, Inc., 1.25%, 03/01/2026	1,010,000	997,967
Fortinet, Inc., 1.00%, 03/15/2026	670,000	663,189
Microsoft Corp., 2.40%, 08/08/2026	5,367,000	5,730,943
Oracle Corp., 2.65%, 07/15/2026	4,028,000	4,272,695
		11,664,794
Specialty Retail-1.66%
Home Depot, Inc. (The)
3.00%, 04/01/2026	1,745,000	1,904,625
2.13%, 09/15/2026	1,340,000	1,412,050
Lowe’s Cos., Inc., 2.50%, 04/15/2026	1,811,000	1,924,539
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	674,000	749,826
Ross Stores, Inc., 0.88%, 04/15/2026	666,000	654,093
TJX Cos., Inc. (The), 2.25%, 09/15/2026	1,338,000	1,415,613
		8,060,746
Technology Hardware, Storage & Peripherals-3.83%
Apple, Inc.
0.70%, 02/08/2026(b)	3,350,000	3,319,741
3.25%, 02/23/2026	4,354,000	4,794,906
2.45%, 08/04/2026	2,982,000	3,180,777
2.05%, 09/11/2026	2,687,000	2,820,119
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	1,007,000	1,023,562
Western Digital Corp., 4.75%, 02/15/2026	3,082,000	3,431,853
		18,570,958
Textiles, Apparel & Luxury Goods-0.29%
NIKE, Inc., 2.38%, 11/01/2026(b)	1,338,000	1,426,717
Tobacco-1.27%
Altria Group, Inc., 2.63%, 09/16/2026	547,000	575,785
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	1,337,000	1,420,313
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	2,084,000	2,081,509
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
2.75%, 02/25/2026	$1,005,000	$1,081,887
0.88%, 05/01/2026	1,007,000	997,475
		6,156,969
Trading Companies & Distributors-0.43%
Air Lease Corp., 2.88%, 01/15/2026	1,995,000	2,090,506
Wireless Telecommunication Services-0.14%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	651,000	700,265
Total U.S. Dollar Denominated Bonds & Notes (Cost $462,960,244)		479,477,348
	Shares
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $1,739,931)	1,739,931	1,739,931
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.30% (Cost $464,700,175)		481,217,279
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.84%
Invesco Private Government Fund, 0.01%(c)(d)(e)	15,194,140	15,194,140
Invesco Private Prime Fund, 0.09%(c)(d)(e)	22,782,098	22,791,211
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,985,351)		37,985,351
TOTAL INVESTMENTS IN SECURITIES-107.14% (Cost $502,685,526)		519,202,630
OTHER ASSETS LESS LIABILITIES-(7.14)%		(34,591,307)
NET ASSETS-100.00%		$484,611,323

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,406,811	$(13,666,880)	$-	$-	$1,739,931	$424
Invesco Premier U.S. Government Money Portfolio, Institutional Class	550,632	1,830,394	(2,381,026)	-	-	-	9
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,816,835	$41,572,626	$(28,195,321)	$-	$-	$15,194,140	$429*
Invesco Private Prime Fund	605,612	58,654,368	(36,468,839)	-	70	22,791,211	5,262*
Total	$2,973,079	$117,464,199	$(80,712,066)	$-	$70	$39,725,282	$6,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Aerospace & Defense-2.37%
Boeing Co. (The), 5.04%, 05/01/2027	$2,182,000	$2,512,423
General Dynamics Corp.
3.50%, 04/01/2027(b)	808,000	902,172
2.63%, 11/15/2027	543,000	585,796
Howmet Aerospace, Inc., 5.90%, 02/01/2027(b)	633,000	736,587
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	612,000	671,004
Northrop Grumman Corp., 3.20%, 02/01/2027	794,000	866,852
Raytheon Technologies Corp., 3.13%, 05/04/2027(b)	1,168,000	1,268,064
		7,542,898
Air Freight & Logistics-0.35%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	993,000	1,103,500
Airlines-0.81%
Southwest Airlines Co., 5.13%, 06/15/2027	2,192,000	2,567,482
Auto Components-0.65%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	1,172,000	1,237,205
Lear Corp., 3.80%, 09/15/2027	766,000	844,901
		2,082,106
Automobiles-2.12%
American Honda Finance Corp., 2.35%, 01/08/2027	512,000	541,026
General Motors Co.
4.20%, 10/01/2027	813,000	910,712
6.80%, 10/01/2027	1,061,000	1,340,801
General Motors Financial Co., Inc.
4.35%, 01/17/2027	1,318,000	1,485,369
2.70%, 08/20/2027	969,000	1,008,074
Toyota Motor Credit Corp.
3.20%, 01/11/2027	801,000	886,365
1.15%, 08/13/2027	607,000	597,230
		6,769,577
Banks-11.79%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	1,200,000	1,353,994
Bank of America Corp.
3.25%, 10/21/2027	2,690,000	2,928,298
Series L, 4.18%, 11/25/2027	2,185,000	2,459,418
Citigroup, Inc., 4.45%, 09/29/2027	4,159,000	4,763,482
Fifth Third Bancorp, 2.55%, 05/05/2027	808,000	852,033
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	700,000	735,403
JPMorgan Chase & Co.
8.00%, 04/29/2027	555,000	755,226
4.25%, 10/01/2027	1,628,000	1,875,774
3.63%, 12/01/2027	1,215,000	1,343,611
KeyCorp, 2.25%, 04/06/2027	849,000	884,375
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	1,450,000	1,608,676
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	500,000	552,253
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	1,107,000	1,243,062
3.29%, 07/25/2027	1,063,000	1,172,455
	Principal Amount	Value
Banks-(continued)
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	$600,000	$666,313
3.17%, 09/11/2027	1,100,000	1,200,071
PNC Bank N.A., 3.10%, 10/25/2027	1,150,000	1,262,799
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	815,000	893,374
Santander Holdings USA, Inc., 4.40%, 07/13/2027	1,113,000	1,249,285
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	1,371,000	1,505,264
3.36%, 07/12/2027(b)	1,828,000	2,012,684
3.35%, 10/18/2027	815,000	894,551
Truist Financial Corp., 1.13%, 08/03/2027	758,000	740,895
U.S. Bancorp, Series X, 3.15%, 04/27/2027	1,424,000	1,560,165
Wells Fargo & Co., 4.30%, 07/22/2027	2,694,000	3,081,278
		37,594,739
Beverages-1.99%
Coca-Cola Co. (The)
3.38%, 03/25/2027	1,101,000	1,232,108
2.90%, 05/25/2027(b)	557,000	609,558
1.45%, 06/01/2027(b)	1,572,000	1,591,513
Constellation Brands, Inc., 3.50%, 05/09/2027	507,000	558,248
PepsiCo, Inc.
2.63%, 03/19/2027(b)	507,000	547,808
3.00%, 10/15/2027	1,626,000	1,794,001
		6,333,236
Biotechnology-1.68%
Amgen, Inc.
2.20%, 02/21/2027	1,876,000	1,954,590
3.20%, 11/02/2027(b)	1,066,000	1,170,357
Gilead Sciences, Inc.
2.95%, 03/01/2027	1,369,000	1,476,764
1.20%, 10/01/2027	758,000	743,886
		5,345,597
Capital Markets-5.17%
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	793,000	875,567
BlackRock, Inc., 3.20%, 03/15/2027(b)	758,000	843,918
Cboe Global Markets, Inc., 3.65%, 01/12/2027	709,000	794,927
Charles Schwab Corp. (The), 3.20%, 03/02/2027	715,000	783,950
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	874,000	1,068,998
3.85%, 01/26/2027	3,252,000	3,609,600
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	816,000	951,549
Morgan Stanley
3.63%, 01/20/2027	3,246,000	3,616,909
3.95%, 04/23/2027	2,182,000	2,459,487
S&P Global, Inc., 2.95%, 01/22/2027	503,000	544,282
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	859,000	946,972
		16,496,159
Chemicals-1.64%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	807,000	830,814
Ecolab, Inc., 3.25%, 12/01/2027	506,000	559,893
LYB International Finance II B.V., 3.50%, 03/02/2027	1,094,000	1,196,022
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Mosaic Co. (The), 4.05%, 11/15/2027	$752,000	$838,961
Sherwin-Williams Co. (The), 3.45%, 06/01/2027(b)	1,621,000	1,791,883
		5,217,573
Commercial Services & Supplies-0.90%
Cintas Corp. No. 2, 3.70%, 04/01/2027(b)	1,066,000	1,199,199
Republic Services, Inc., 3.38%, 11/15/2027	711,000	782,808
Waste Management, Inc., 3.15%, 11/15/2027	815,000	892,213
		2,874,220
Communications Equipment-0.19%
Nokia OYJ (Finland), 4.38%, 06/12/2027(b)	538,000	589,825
Construction Materials-0.18%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	509,000	561,332
Consumer Finance-2.37%
American Express Credit Corp., 3.30%, 05/03/2027	2,098,000	2,331,592
Capital One Financial Corp.
3.75%, 03/09/2027	1,420,000	1,592,465
3.65%, 05/11/2027	1,120,000	1,250,383
Discover Financial Services, 4.10%, 02/09/2027	1,064,000	1,195,525
Synchrony Financial, 3.95%, 12/01/2027	1,084,000	1,199,137
		7,569,102
Containers & Packaging-0.32%
International Paper Co., 3.00%, 02/15/2027	360,000	393,646
Packaging Corp. of America, 3.40%, 12/15/2027	559,000	615,971
		1,009,617
Diversified Financial Services-0.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	1,050,000	1,116,858
4.63%, 10/15/2027(b)	650,000	719,291
ORIX Corp. (Japan), 3.70%, 07/18/2027	510,000	570,599
		2,406,748
Diversified Telecommunication Services-4.01%
AT&T, Inc.
4.25%, 03/01/2027	1,663,000	1,893,299
2.30%, 06/01/2027	2,688,000	2,786,929
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	1,650,000	1,862,099
TELUS Corp. (Canada)
2.80%, 02/16/2027	662,000	704,281
3.70%, 09/15/2027	553,000	622,260
Verizon Communications, Inc.
4.13%, 03/16/2027	3,547,000	4,052,700
3.00%, 03/22/2027	813,000	876,223
		12,797,791
Electric Utilities-2.51%
American Electric Power Co., Inc., 3.20%, 11/13/2027	510,000	554,038
Duke Energy Corp., 3.15%, 08/15/2027(b)	813,000	884,066
Duke Energy Florida LLC, 3.20%, 01/15/2027	665,000	728,449
Edison International, 5.75%, 06/15/2027(b)	656,000	754,626
ITC Holdings Corp., 3.35%, 11/15/2027	540,000	589,912
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	$1,615,000	$1,790,669
NSTAR Electric Co., 3.20%, 05/15/2027	763,000	838,171
Pacific Gas and Electric Co., 2.10%, 08/01/2027	981,000	947,137
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	810,000	900,153
		7,987,221
Electrical Equipment-0.43%
Eaton Corp., 3.10%, 09/15/2027	746,000	814,886
Emerson Electric Co., 1.80%, 10/15/2027	557,000	568,966
		1,383,852
Electronic Equipment, Instruments & Components-0.28%
Keysight Technologies, Inc., 4.60%, 04/06/2027	758,000	878,112
Energy Equipment & Services-0.68%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,423,000	1,561,916
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	547,000	621,327
		2,183,243
Entertainment-0.54%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	1,014,000	1,109,646
Walt Disney Co. (The), 3.70%, 03/23/2027(b)	546,000	614,601
		1,724,247
Equity REITs-3.72%
American Tower Corp.
2.75%, 01/15/2027	807,000	850,414
3.55%, 07/15/2027	816,000	894,432
Crown Castle International Corp.
4.00%, 03/01/2027	557,000	623,406
3.65%, 09/01/2027	1,064,000	1,169,899
Digital Realty Trust L.P., 3.70%, 08/15/2027	1,062,000	1,191,043
Healthcare Trust of America Holdings L.P., 3.75%, 07/01/2027	503,000	562,588
Mid-America Apartments L.P., 3.60%, 06/01/2027	663,000	735,425
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	759,000	843,846
Public Storage, 3.09%, 09/15/2027	559,000	611,867
Realty Income Corp., 3.00%, 01/15/2027	655,000	706,222
Regency Centers L.P., 3.60%, 02/01/2027(b)	514,000	568,309
Simon Property Group L.P.
3.38%, 06/15/2027	813,000	888,779
3.38%, 12/01/2027(b)	814,000	887,754
VEREIT Operating Partnership L.P., 3.95%, 08/15/2027	645,000	723,079
Welltower, Inc., 2.70%, 02/15/2027	562,000	597,744
		11,854,807
Food & Staples Retailing-1.51%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	1,065,000	1,170,401
1.38%, 06/20/2027	1,374,000	1,383,371
Kroger Co. (The), 3.70%, 08/01/2027	613,000	687,035
Sysco Corp., 3.25%, 07/15/2027	808,000	879,913
Walmart, Inc., 5.88%, 04/05/2027(b)	545,000	688,835
		4,809,555

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Food Products-2.53%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	$664,000	$733,760
Conagra Brands, Inc., 1.38%, 11/01/2027	1,011,000	984,967
General Mills, Inc., 3.20%, 02/10/2027	843,000	923,463
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	509,000	562,669
Kellogg Co., 3.40%, 11/15/2027	664,000	727,285
Kraft Heinz Foods Co., 3.88%, 05/15/2027	1,470,000	1,610,874
McCormick & Co., Inc., 3.40%, 08/15/2027	813,000	897,766
Tyson Foods, Inc., 3.55%, 06/02/2027	1,471,000	1,630,053
		8,070,837
Gas Utilities-0.19%
Atmos Energy Corp., 3.00%, 06/15/2027	561,000	609,338
Health Care Equipment & Supplies-0.65%
Becton, Dickinson and Co., 3.70%, 06/06/2027	1,855,000	2,069,626
Health Care Providers & Services-5.28%
AmerisourceBergen Corp., 3.45%, 12/15/2027	813,000	894,743
Anthem, Inc., 3.65%, 12/01/2027	1,726,000	1,926,262
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	1,370,000	1,500,920
Cigna Corp.
3.40%, 03/01/2027	1,395,000	1,535,771
3.05%, 10/15/2027	608,000	658,051
CVS Health Corp.
3.63%, 04/01/2027	808,000	896,996
1.30%, 08/21/2027	2,485,000	2,430,331
HCA, Inc., 4.50%, 02/15/2027	1,392,000	1,581,285
Humana, Inc., 3.95%, 03/15/2027	644,000	725,762
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	617,000	678,473
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	614,000	679,547
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	512,000	578,297
UnitedHealth Group, Inc.
3.45%, 01/15/2027	792,000	882,637
3.38%, 04/15/2027	685,000	761,206
2.95%, 10/15/2027(b)	1,014,000	1,107,570
		16,837,851
Hotels, Restaurants & Leisure-1.05%
Darden Restaurants, Inc., 3.85%, 05/01/2027	547,000	606,415
McDonald’s Corp.
3.50%, 03/01/2027	910,000	1,007,173
3.50%, 07/01/2027	1,066,000	1,185,336
Starbucks Corp., 2.00%, 03/12/2027	547,000	562,577
		3,361,501
Household Durables-0.91%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	507,000	499,085
Leggett & Platt, Inc., 3.50%, 11/15/2027	540,000	586,896
Lennar Corp., 4.75%, 11/29/2027(b)	965,000	1,117,210
PulteGroup, Inc., 5.00%, 01/15/2027	598,000	698,927
		2,902,118
Household Products-0.64%
Kimberly-Clark Corp., 1.05%, 09/15/2027	607,000	594,971
Procter & Gamble Co. (The)
2.80%, 03/25/2027	556,000	605,754
2.85%, 08/11/2027	757,000	832,693
		2,033,418
	Principal Amount	Value
Industrial Conglomerates-1.11%
3M Co., 2.88%, 10/15/2027	$914,000	$995,317
Carlisle Cos., Inc., 3.75%, 12/01/2027	594,000	662,455
General Electric Co., 3.45%, 05/01/2027	1,061,000	1,169,107
Roper Technologies, Inc., 1.40%, 09/15/2027	708,000	695,762
		3,522,641
Insurance-1.47%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	546,000	621,851
Aon Corp., 8.21%, 01/01/2027	600,000	789,721
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,418,000	1,552,767
CNA Financial Corp., 3.45%, 08/15/2027	557,000	612,707
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027	547,000	575,393
Progressive Corp. (The), 2.45%, 01/15/2027	503,000	536,121
		4,688,560
Interactive Media & Services-0.31%
Alphabet, Inc., 0.80%, 08/15/2027(b)	1,011,000	985,546
Internet & Direct Marketing Retail-2.23%
Amazon.com, Inc.
1.20%, 06/03/2027	1,274,000	1,270,778
3.15%, 08/22/2027	3,803,000	4,199,505
eBay, Inc., 3.60%, 06/05/2027	910,000	1,009,904
QVC, Inc., 4.75%, 02/15/2027	587,000	620,785
		7,100,972
IT Services-2.29%
Fiserv, Inc., 2.25%, 06/01/2027	1,061,000	1,098,083
International Business Machines Corp.
3.30%, 01/27/2027	600,000	662,004
1.70%, 05/15/2027	1,330,000	1,349,674
Mastercard, Inc., 3.30%, 03/26/2027	1,061,000	1,178,134
Visa, Inc.
1.90%, 04/15/2027	1,574,000	1,630,444
0.75%, 08/15/2027(b)	506,000	492,537
2.75%, 09/15/2027(b)	808,000	875,703
		7,286,579
Leisure Products-0.19%
Hasbro, Inc., 3.50%, 09/15/2027	556,000	608,620
Life Sciences Tools & Services-0.28%
Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	804,000	879,873
Machinery-1.24%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	758,000	747,093
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	558,000	620,359
John Deere Capital Corp.
1.75%, 03/09/2027	550,000	566,408
2.80%, 09/08/2027(b)	562,000	608,440
Otis Worldwide Corp., 2.29%, 04/05/2027	557,000	578,885
Parker-Hannifin Corp., 3.25%, 03/01/2027	766,000	842,106
		3,963,291

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Media-1.50%
Comcast Corp.
2.35%, 01/15/2027	$1,518,000	$1,594,040
3.30%, 02/01/2027	1,373,000	1,512,842
3.30%, 04/01/2027	809,000	892,455
ViacomCBS, Inc., 2.90%, 01/15/2027	746,000	789,011
		4,788,348
Multiline Retail-0.23%
Dollar General Corp., 3.88%, 04/15/2027	663,000	746,901
Multi-Utilities-0.98%
DTE Energy Co., 3.80%, 03/15/2027	504,000	562,265
NiSource, Inc., 3.49%, 05/15/2027	1,064,000	1,174,103
Sempra Energy, 3.25%, 06/15/2027	813,000	884,293
WEC Energy Group, Inc., 1.38%, 10/15/2027	507,000	495,697
		3,116,358
Oil, Gas & Consumable Fuels-8.02%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	506,000	561,468
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	1,675,000	1,839,574
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	1,368,000	1,513,384
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027(b)	1,021,000	1,133,115
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	1,625,000	1,888,457
Chevron Corp., 2.00%, 05/11/2027	1,066,000	1,108,174
Chevron USA, Inc., 1.02%, 08/12/2027	758,000	742,644
Cimarex Energy Co., 3.90%, 05/15/2027	766,000	843,053
Concho Resources, Inc., 3.75%, 10/01/2027(b)	864,000	950,179
Enable Midstream Partners L.P., 4.40%, 03/15/2027	766,000	846,729
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	711,000	784,570
Energy Transfer L.P.
4.20%, 04/15/2027	645,000	710,107
4.00%, 10/01/2027	790,000	863,696
Enterprise Products Operating LLC, 3.95%, 02/15/2027	574,000	644,441
Equinor ASA (Norway), 3.00%, 04/06/2027	546,000	594,168
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	1,061,000	1,181,371
Hess Corp., 4.30%, 04/01/2027(b)	1,066,000	1,187,956
Marathon Oil Corp., 4.40%, 07/15/2027(b)	1,069,000	1,203,510
MPLX L.P., 4.13%, 03/01/2027	1,377,000	1,544,526
ONEOK, Inc., 4.00%, 07/13/2027	554,000	612,121
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	1,647,000	1,909,434
TC PipeLines L.P., 3.90%, 05/25/2027	504,000	556,852
Valero Energy Corp., 2.15%, 09/15/2027	607,000	611,112
Williams Cos., Inc. (The), 3.75%, 06/15/2027(b)	1,568,000	1,741,108
		25,571,749
Personal Products-0.55%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	536,000	592,035
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027(b)	1,075,000	1,168,723
		1,760,758
	Principal Amount	Value
Pharmaceuticals-2.99%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	$814,000	$890,883
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	815,000	905,952
1.13%, 11/13/2027(b)	1,011,000	998,618
Eli Lilly and Co., 3.10%, 05/15/2027	423,000	463,535
Johnson & Johnson
2.95%, 03/03/2027	1,094,000	1,202,875
0.95%, 09/01/2027	1,627,000	1,605,568
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027	1,369,000	1,425,878
3.10%, 05/17/2027	1,064,000	1,170,511
Zoetis, Inc., 3.00%, 09/12/2027	808,000	873,067
		9,536,887
Road & Rail-0.88%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	562,000	619,015
CSX Corp., 3.25%, 06/01/2027	912,000	999,221
Union Pacific Corp.
2.15%, 02/05/2027	557,000	577,941
3.00%, 04/15/2027	555,000	602,512
		2,798,689
Semiconductors & Semiconductor Equipment-4.30%
Applied Materials, Inc., 3.30%, 04/01/2027	1,218,000	1,347,978
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	4,904,000	5,393,772
Intel Corp.
3.75%, 03/25/2027	1,065,000	1,203,071
3.15%, 05/11/2027(b)	1,050,000	1,153,955
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	511,000	562,216
Micron Technology, Inc., 4.19%, 02/15/2027	960,000	1,085,533
QUALCOMM, Inc., 3.25%, 05/20/2027	2,181,000	2,413,728
Texas Instruments, Inc., 2.90%, 11/03/2027	509,000	555,726
		13,715,979
Software-4.99%
Adobe, Inc., 2.15%, 02/01/2027	910,000	957,494
Autodesk, Inc., 3.50%, 06/15/2027	554,000	611,763
Citrix Systems, Inc., 4.50%, 12/01/2027	800,000	910,534
Intuit, Inc., 1.35%, 07/15/2027	507,000	505,935
Microsoft Corp., 3.30%, 02/06/2027	4,415,000	4,920,723
Oracle Corp.
2.80%, 04/01/2027	2,435,000	2,591,785
3.25%, 11/15/2027	2,990,000	3,254,647
VMware, Inc.
4.65%, 05/15/2027	546,000	627,428
3.90%, 08/21/2027	1,369,000	1,522,402
		15,902,711
Specialty Retail-1.97%
AutoZone, Inc., 3.75%, 06/01/2027	644,000	716,588
Home Depot, Inc. (The)
2.50%, 04/15/2027	808,000	862,036
2.80%, 09/14/2027(b)	1,064,000	1,154,717
Lowe’s Cos., Inc., 3.10%, 05/03/2027	1,628,000	1,773,282
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	792,000	881,093
TJX Cos., Inc. (The), 3.75%, 04/15/2027(b)	808,000	908,112
		6,295,828

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-3.46%
Apple, Inc.
3.35%, 02/09/2027	$2,435,000	$2,707,154
3.20%, 05/11/2027	2,183,000	2,413,242
3.00%, 06/20/2027	1,067,000	1,178,226
2.90%, 09/12/2027	2,183,000	2,377,896
3.00%, 11/13/2027	1,627,000	1,785,052
NetApp, Inc., 2.38%, 06/22/2027(b)	546,000	570,925
		11,032,495
Textiles, Apparel & Luxury Goods-0.79%
NIKE, Inc., 2.75%, 03/27/2027	1,051,000	1,137,225
Tapestry, Inc., 4.13%, 07/15/2027	655,000	716,925
VF Corp., 2.80%, 04/23/2027	625,000	668,771
		2,522,921
Tobacco-0.53%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	995,000	1,121,748
Philip Morris International, Inc., 3.13%, 08/17/2027(b)	508,000	556,664
		1,678,412
Trading Companies & Distributors-0.37%
Air Lease Corp.
3.63%, 04/01/2027	545,000	582,781
3.63%, 12/01/2027	548,000	582,377
		1,165,158
Water Utilities-0.22%
American Water Capital Corp., 2.95%, 09/01/2027	661,000	715,430
Total U.S. Dollar Denominated Bonds & Notes (Cost $304,727,807)		315,951,934
	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $361,208)	361,208	$361,208
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.22% (Cost $305,089,015)		316,313,142
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.29%
Invesco Private Government Fund, 0.01%(c)(d)(e)	10,298,859	10,298,859
Invesco Private Prime Fund, 0.09%(c)(d)(e)	16,122,004	16,128,453
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,427,312)		26,427,312
TOTAL INVESTMENTS IN SECURITIES-107.51% (Cost $331,516,327)		342,740,454
OTHER ASSETS LESS LIABILITIES-(7.51)%		(23,952,861)
NET ASSETS-100.00%		$318,787,593

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,434,584	$(11,073,376)	$-	$-	$361,208	$173
Invesco Premier U.S. Government Money Portfolio, Institutional Class	423,814	481,845	(905,659)	-	-	-	4
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$318,646	$38,448,852	$(28,468,639)	$-	$-	$10,298,859	$368*
Invesco Private Prime Fund	106,232	45,148,040	(29,126,005)	-	186	16,128,453	4,146*
Total	$848,692	$95,513,321	$(69,573,679)	$-	$186	$26,788,520	$4,691

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.15%
Aerospace & Defense-5.32%
Boeing Co. (The), 3.25%, 02/01/2028	$1,765,000	$1,859,957
General Dynamics Corp., 3.75%, 05/15/2028	1,606,000	1,817,236
L3Harris Technologies, Inc., 4.40%, 06/15/2028	1,360,000	1,558,650
Northrop Grumman Corp., 3.25%, 01/15/2028	3,208,000	3,476,831
Raytheon Technologies Corp., 4.13%, 11/16/2028	4,808,000	5,484,238
Teledyne Technologies, Inc., 2.25%, 04/01/2028	1,121,000	1,138,442
		15,335,354
Air Freight & Logistics-0.58%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	685,000	777,069
FedEx Corp., 3.40%, 02/15/2028(b)	809,000	894,875
		1,671,944
Airlines-0.71%
Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,202,928	1,208,253
Delta Air Lines, Inc., 4.38%, 04/19/2028	807,000	849,696
		2,057,949
Automobiles-2.40%
American Honda Finance Corp., 3.50%, 02/15/2028(b)	799,000	887,715
General Motors Co., 5.00%, 10/01/2028(b)	1,201,000	1,400,811
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,607,000	1,626,025
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	805,000	906,274
Toyota Motor Credit Corp.
3.05%, 01/11/2028(b)	802,000	871,809
1.90%, 04/06/2028	1,204,000	1,221,690
		6,914,324
Banks-10.03%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028	2,000,000	2,263,903
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	3,190,000	3,587,696
Citigroup, Inc., 4.13%, 07/25/2028	3,364,000	3,787,602
Fifth Third Bancorp, 3.95%, 03/14/2028	1,039,000	1,188,932
KeyCorp, 4.10%, 04/30/2028	1,205,000	1,380,266
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	2,445,000	2,797,942
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	2,086,000	2,351,013
4.05%, 09/11/2028	1,599,000	1,828,113
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	1,945,000	2,187,490
PNC Bank N.A.
3.25%, 01/22/2028	1,050,000	1,150,259
4.05%, 07/26/2028	1,870,000	2,138,686
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028(b)	1,206,000	1,326,486
3.94%, 07/19/2028(b)	1,202,000	1,351,653
U.S. Bancorp, 3.90%, 04/26/2028	1,360,000	1,561,782
		28,901,823
	Principal Amount	Value
Beverages-3.60%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	$4,012,000	$4,559,429
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	1,204,000	1,203,130
1.00%, 03/15/2028(b)	2,082,000	2,013,851
Constellation Brands, Inc., 3.60%, 02/15/2028	1,120,000	1,232,020
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	1,200,000	1,356,413
		10,364,843
Building Products-0.33%
Masco Corp., 1.50%, 02/15/2028	966,000	939,185
Capital Markets-2.78%
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	1,205,000	1,331,456
3.85%, 04/28/2028	1,441,000	1,645,697
3.00%, 10/30/2028	803,000	865,931
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	1,047,000	1,155,906
Charles Schwab Corp. (The), 3.20%, 01/25/2028	1,123,000	1,226,415
CME Group, Inc., 3.75%, 06/15/2028	809,000	917,903
Northern Trust Corp., 3.65%, 08/03/2028	776,000	869,906
		8,013,214
Chemicals-0.50%
PPG Industries, Inc., 3.75%, 03/15/2028	1,281,000	1,446,691
Commercial Services & Supplies-0.77%
Republic Services, Inc., 3.95%, 05/15/2028(b)	1,278,000	1,438,866
Waste Management, Inc., 1.15%, 03/15/2028	804,000	775,758
		2,214,624
Communications Equipment-0.45%
Motorola Solutions, Inc., 4.60%, 02/23/2028	1,123,000	1,289,362
Construction & Engineering-0.34%
Fluor Corp., 4.25%, 09/15/2028(b)	964,000	985,690
Consumer Finance-1.41%
Capital One Financial Corp., 3.80%, 01/31/2028	2,247,000	2,521,728
Discover Bank, 4.65%, 09/13/2028	1,340,000	1,555,322
		4,077,050
Containers & Packaging-0.37%
WRKCo, Inc., 4.00%, 03/15/2028(b)	949,000	1,066,860
Diversified Financial Services-1.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.88%, 01/23/2028	971,000	1,027,670
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	965,000	1,053,405
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	1,125,000	1,228,459
		3,309,534
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Diversified Telecommunication Services-2.93%
AT&T, Inc., 1.65%, 02/01/2028(b)	$3,605,000	$3,560,578
Verizon Communications, Inc., 2.10%, 03/22/2028	4,811,000	4,880,556
		8,441,134
Electric Utilities-3.41%
Commonwealth Edison Co., 3.70%, 08/15/2028	880,000	998,589
Duke Energy Florida LLC, 3.80%, 07/15/2028	965,000	1,078,897
Duke Energy Progress LLC, 3.70%, 09/01/2028	799,000	894,279
Edison International, 4.13%, 03/15/2028	853,000	904,950
Entergy Corp., 1.90%, 06/15/2028	1,048,000	1,038,068
Pacific Gas and Electric Co., 3.75%, 07/01/2028	1,399,000	1,458,481
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	921,000	1,039,550
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	1,125,000	1,263,626
Xcel Energy, Inc., 4.00%, 06/15/2028	1,017,000	1,149,673
		9,826,113
Electronic Equipment, Instruments & Components-1.01%
Arrow Electronics, Inc., 3.88%, 01/12/2028(b)	807,000	893,692
Jabil, Inc., 3.95%, 01/12/2028	808,000	897,363
Trimble, Inc., 4.90%, 06/15/2028	960,000	1,109,380
		2,900,435
Energy Equipment & Services-0.28%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	819,000	814,571
Entertainment-0.57%
Walt Disney Co. (The), 2.20%, 01/13/2028	1,601,000	1,648,980
Equity REITs-5.75%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	808,000	900,857
American Tower Corp.
3.60%, 01/15/2028	1,124,000	1,229,072
1.50%, 01/31/2028(b)	1,041,000	1,009,565
Crown Castle International Corp., 3.80%, 02/15/2028	1,604,000	1,769,047
Digital Realty Trust L.P., 4.45%, 07/15/2028	1,048,000	1,204,741
Equinix, Inc., 1.55%, 03/15/2028	1,041,000	1,015,213
ERP Operating L.P., 3.50%, 03/01/2028	808,000	882,539
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	803,000	944,894
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	888,000	993,598
Realty Income Corp., 3.65%, 01/15/2028	880,000	967,306
Simon Property Group L.P., 1.75%, 02/01/2028(b)	1,285,000	1,270,278
Ventas Realty L.P., 4.00%, 03/01/2028	1,045,000	1,166,845
VEREIT Operating Partnership L.P.
3.40%, 01/15/2028	967,000	1,045,189
2.20%, 06/15/2028	804,000	809,555
Welltower, Inc., 4.25%, 04/15/2028	1,199,000	1,359,958
		16,568,657
	Principal Amount	Value
Food & Staples Retailing-1.93%
CVS Pass-Through Trust, 6.04%, 12/10/2028	$469,248	$554,902
Walmart, Inc., 3.70%, 06/26/2028	4,412,000	5,013,283
		5,568,185
Food Products-2.34%
Campbell Soup Co., 4.15%, 03/15/2028(b)	1,599,000	1,810,712
General Mills, Inc., 4.20%, 04/17/2028	2,250,000	2,579,193
Kellogg Co., 4.30%, 05/15/2028	959,000	1,102,843
Mondelez International, Inc., 4.13%, 05/07/2028	1,083,000	1,241,865
		6,734,613
Health Care Equipment & Supplies-1.33%
Abbott Laboratories, 1.15%, 01/30/2028(b)	1,041,000	1,014,231
Boston Scientific Corp., 4.00%, 03/01/2028	581,000	659,970
Edwards Lifesciences Corp., 4.30%, 06/15/2028	964,000	1,101,090
Stryker Corp., 3.65%, 03/07/2028	962,000	1,070,236
		3,845,527
Health Care Providers & Services-8.84%
Anthem, Inc., 4.10%, 03/01/2028	2,009,000	2,279,634
Cigna Corp., 4.38%, 10/15/2028	6,092,000	7,038,828
CVS Health Corp., 4.30%, 03/25/2028	11,305,000	12,960,972
McKesson Corp., 3.95%, 02/16/2028	966,000	1,090,831
UnitedHealth Group, Inc., 3.85%, 06/15/2028	1,848,000	2,106,121
		25,476,386
Hotels, Restaurants & Leisure-2.40%
Booking Holdings, Inc., 3.55%, 03/15/2028	798,000	880,597
Expedia Group, Inc., 3.80%, 02/15/2028	1,605,000	1,731,270
McDonald’s Corp., 3.80%, 04/01/2028	1,685,000	1,891,339
Starbucks Corp.
3.50%, 03/01/2028(b)	959,000	1,060,326
4.00%, 11/15/2028	1,204,000	1,366,302
		6,929,834
Household Products-0.32%
Clorox Co. (The), 3.90%, 05/15/2028	803,000	908,050
Industrial Conglomerates-0.88%
3M Co., 3.63%, 09/14/2028	962,000	1,082,620
Roper Technologies, Inc., 4.20%, 09/15/2028	1,284,000	1,465,072
		2,547,692
Insurance-1.55%
American International Group, Inc., 4.20%, 04/01/2028	1,204,000	1,372,647
Lincoln National Corp., 3.80%, 03/01/2028	798,000	890,403
Prudential Financial, Inc., 3.88%, 03/27/2028	959,000	1,090,661
Willis North America, Inc., 4.50%, 09/15/2028	970,000	1,118,693
		4,472,404
Internet & Direct Marketing Retail-0.29%
QVC, Inc., 4.38%, 09/01/2028	804,000	825,748

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
IT Services-0.72%
Fidelity National Information Services, Inc., 1.65%, 03/01/2028	$1,204,000	$1,184,664
Mastercard, Inc., 3.50%, 02/26/2028(b)	798,000	891,649
		2,076,313
Machinery-1.71%
John Deere Capital Corp., 1.50%, 03/06/2028(b)	803,000	796,478
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	887,000	990,011
Wabtec Corp., 4.95%, 09/15/2028	2,009,000	2,319,051
Xylem, Inc., 1.95%, 01/30/2028	806,000	813,755
		4,919,295
Marine-0.31%
Kirby Corp., 4.20%, 03/01/2028	805,000	896,533
Media-4.34%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	1,600,000	1,742,989
4.20%, 03/15/2028	2,009,000	2,248,770
Comcast Corp.
3.15%, 02/15/2028	2,649,000	2,888,899
3.55%, 05/01/2028	1,604,000	1,783,895
Discovery Communications LLC, 3.95%, 03/20/2028	2,725,000	2,994,714
ViacomCBS, Inc., 3.38%, 02/15/2028	798,000	861,093
		12,520,360
Metals & Mining-0.31%
Nucor Corp., 3.95%, 05/01/2028	803,000	907,120
Multiline Retail-1.10%
Dollar General Corp., 4.13%, 05/01/2028	807,000	915,110
Dollar Tree, Inc., 4.20%, 05/15/2028	2,002,000	2,266,806
		3,181,916
Multi-Utilities-0.60%
Sempra Energy, 3.40%, 02/01/2028	1,596,000	1,739,200
Oil, Gas & Consumable Fuels-9.01%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028(b)	1,279,000	1,431,721
Chevron USA, Inc., 3.85%, 01/15/2028	958,000	1,093,590
Concho Resources, Inc., 4.30%, 08/15/2028	971,000	1,100,668
Continental Resources, Inc., 4.38%, 01/15/2028(b)	1,605,000	1,743,431
Enable Midstream Partners L.P., 4.95%, 05/15/2028	1,287,000	1,458,957
Energy Transfer L.P., 4.95%, 06/15/2028(b)	1,601,000	1,836,341
Equinor ASA (Norway), 3.63%, 09/10/2028	1,606,000	1,790,264
Kinder Morgan, Inc., 4.30%, 03/01/2028	2,010,000	2,276,842
MPLX L.P., 4.00%, 03/15/2028	2,005,000	2,224,806
ONEOK, Inc., 4.55%, 07/15/2028	1,278,000	1,444,837
Phillips 66, 3.90%, 03/15/2028(b)	1,278,000	1,424,831
Phillips 66 Partners L.P., 3.75%, 03/01/2028	802,000	872,372
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	2,170,000	2,423,382
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	2,248,000	2,565,718
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 4.35%, 06/01/2028	$1,207,000	$1,358,787
Valero Energy Partners L.P., 4.50%, 03/15/2028	808,000	914,483
		25,961,030
Personal Products-0.79%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028(b)	2,040,000	2,276,395
Pharmaceuticals-6.16%
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	2,324,000	2,643,812
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	2,809,000	3,195,474
Johnson & Johnson, 2.90%, 01/15/2028	2,410,000	2,637,800
Pfizer, Inc., 3.60%, 09/15/2028(b)	1,608,000	1,806,978
Pharmacia LLC, 6.60%, 12/01/2028	1,085,000	1,453,328
Sanofi (France), 3.63%, 06/19/2028(b)	1,599,000	1,802,090
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	2,780,000	3,322,194
Zoetis, Inc., 3.90%, 08/20/2028(b)	798,000	901,797
		17,763,473
Road & Rail-1.50%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	808,000	908,223
CSX Corp., 3.80%, 03/01/2028	1,278,000	1,433,294
Union Pacific Corp., 3.95%, 09/10/2028	1,732,000	1,972,983
		4,314,500
Semiconductors & Semiconductor Equipment-0.74%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,985,000	2,139,871
Software-0.95%
salesforce.com, inc., 3.70%, 04/11/2028	2,409,000	2,729,099
Specialty Retail-1.40%
Home Depot, Inc. (The), 0.90%, 03/15/2028(b)	803,000	780,721
Lowe’s Cos., Inc., 1.30%, 04/15/2028	1,607,000	1,554,293
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	809,000	927,671
TJX Cos., Inc. (The), 1.15%, 05/15/2028	804,000	771,031
		4,033,716
Technology Hardware, Storage & Peripherals-1.37%
Apple, Inc., 1.20%, 02/08/2028	4,014,000	3,950,391
Tobacco-1.26%
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	2,806,000	2,764,353
Philip Morris International, Inc., 3.13%, 03/02/2028(b)	808,000	872,907
		3,637,260
Water Utilities-0.39%
American Water Capital Corp., 3.75%, 09/01/2028	1,002,000	1,123,951
Wireless Telecommunication Services-1.92%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	4,806,000	5,540,465
Total U.S. Dollar Denominated Bonds & Notes (Cost $280,358,401)		285,807,664

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $155,564)	155,564	$155,564
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $280,513,965)		285,963,228
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.59%
Invesco Private Government Fund, 0.01%(c)(d)(e)	8,751,776	8,751,776
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(c)(d)(e)	13,122,415	$13,127,664
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,879,439)		21,879,440
TOTAL INVESTMENTS IN SECURITIES-106.79% (Cost $302,393,404)		307,842,668
OTHER ASSETS LESS LIABILITIES-(6.79)%		(19,575,646)
NET ASSETS-100.00%		$288,267,022

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,001,069	$(5,845,505)	$-	$-	$155,564	$112
Invesco Premier U.S. Government Money Portfolio, Institutional Class	335,319	1,156,078	(1,491,397)	-	-	-	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	894,764	21,062,056	(13,205,044)	-	-	8,751,776	220*
Invesco Private Prime Fund	298,263	28,010,352	(15,181,012)	1	60	13,127,664	2,486*
Total	$1,528,346	$56,229,555	$(35,722,958)	$1	$60	$22,035,004	$2,822

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.09%
Aerospace & Defense-0.92%
Boeing Co. (The), 3.20%, 03/01/2029	$517,000	$537,688
Raytheon Technologies Corp., 7.50%, 09/15/2029	284,000	392,385
		930,073
Air Freight & Logistics-0.43%
United Parcel Service, Inc., 3.40%, 03/15/2029	387,000	432,683
Airlines-0.32%
Delta Air Lines, Inc., 3.75%, 10/28/2029	327,000	326,814
Automobiles-0.90%
General Motors Financial Co., Inc., 5.65%, 01/17/2029	259,000	313,250
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	260,000	274,847
Toyota Motor Credit Corp., 3.65%, 01/08/2029	279,000	315,562
		903,659
Banks-7.47%
KeyCorp, 2.55%, 10/01/2029	410,000	424,671
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	810,000	903,255
3.20%, 07/18/2029	1,000,000	1,077,004
PNC Bank N.A., 2.70%, 10/22/2029	500,000	518,700
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	700,000	775,575
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.04%, 07/16/2029	1,330,000	1,411,311
2.72%, 09/27/2029	200,000	207,321
Truist Financial Corp., 3.88%, 03/19/2029	353,000	397,511
Wells Fargo & Co., 4.15%, 01/24/2029	1,353,000	1,547,372
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	259,642
		7,522,362
Beverages-4.23%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	2,300,000	2,715,913
Coca-Cola Co. (The), 2.13%, 09/06/2029	557,000	566,801
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	600,000	614,829
PepsiCo, Inc., 7.00%, 03/01/2029	264,000	363,723
		4,261,266
Biotechnology-3.13%
AbbVie, Inc., 3.20%, 11/21/2029	2,940,000	3,158,231
Building Products-0.40%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	377,000	403,461
Capital Markets-3.50%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	387,000	423,309
BlackRock, Inc., 3.25%, 04/30/2029	567,000	628,560
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029(b)	524,000	609,930
Charles Schwab Corp. (The)
4.00%, 02/01/2029	325,000	371,945
3.25%, 05/22/2029	320,000	349,608
Lazard Group LLC, 4.38%, 03/11/2029	267,000	300,708
Northern Trust Corp., 3.15%, 05/03/2029	270,000	294,869
	Principal Amount	Value
Capital Markets-(continued)
S&P Global, Inc., 2.50%, 12/01/2029	$267,000	$276,216
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	260,000	275,390
		3,530,535
Chemicals-2.99%
Dow Chemical Co. (The), 7.38%, 11/01/2029	570,000	783,559
FMC Corp., 3.45%, 10/01/2029(b)	270,000	291,559
Huntsman International LLC, 4.50%, 05/01/2029	410,000	463,350
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	410,000	468,988
Rohm & Haas Co., 7.85%, 07/15/2029	400,000	543,336
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	437,000	463,726
		3,014,518
Commercial Services & Supplies-0.29%
Waste Connections, Inc., 3.50%, 05/01/2029	267,000	291,312
Communications Equipment-0.79%
Juniper Networks, Inc., 3.75%, 08/15/2029	267,000	291,276
Motorola Solutions, Inc., 4.60%, 05/23/2029(b)	435,000	500,210
		791,486
Consumer Finance-0.39%
Synchrony Financial, 5.15%, 03/19/2029	334,000	388,508
Containers & Packaging-0.77%
Packaging Corp. of America, 3.00%, 12/15/2029	270,000	285,049
WRKCo, Inc., 4.90%, 03/15/2029	410,000	487,416
		772,465
Diversified Financial Services-0.51%
MidAmerican Energy Co., 3.65%, 04/15/2029	457,000	513,248
Diversified Telecommunication Services-4.85%
AT&T, Inc., 4.35%, 03/01/2029	1,620,000	1,855,398
Verizon Communications, Inc.
3.88%, 02/08/2029(b)	545,000	615,590
4.02%, 12/03/2029	2,140,000	2,419,206
		4,890,194
Electric Utilities-4.32%
Avangrid, Inc., 3.80%, 06/01/2029	405,000	449,794
Duke Energy Corp., 3.40%, 06/15/2029	327,000	353,415
Duke Energy Florida LLC, 2.50%, 12/01/2029	382,000	396,779
Duke Energy Progress LLC, 3.45%, 03/15/2029	327,000	359,719
Evergy, Inc., 2.90%, 09/15/2029	419,000	433,488
Eversource Energy, Series O, 4.25%, 04/01/2029	270,000	311,176
Nevada Power Co., Series CC, 3.70%, 05/01/2029	267,000	296,747
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	280,000	306,553
2.75%, 11/01/2029	553,000	576,416
Southern California Edison Co., Series A, 4.20%, 03/01/2029	280,000	313,146
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	259,000	275,798
Xcel Energy, Inc., 2.60%, 12/01/2029	270,000	279,132
		4,352,163
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-0.61%
Amphenol Corp., 4.35%, 06/01/2029	$278,000	$321,769
Keysight Technologies, Inc., 3.00%, 10/30/2029	277,000	289,469
		611,238
Energy Equipment & Services-0.88%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	287,000	304,412
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	272,000	310,535
NOV, Inc., 3.60%, 12/01/2029(b)	260,000	271,172
		886,119
Entertainment-1.64%
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	515,000	578,723
Walt Disney Co. (The), 2.00%, 09/01/2029	1,080,000	1,076,551
		1,655,274
Equity REITs-8.32%
American Tower Corp.
3.95%, 03/15/2029	327,000	363,786
3.80%, 08/15/2029	890,000	981,398
Boston Properties L.P., 3.40%, 06/21/2029	457,000	489,007
Camden Property Trust, 3.15%, 07/01/2029	327,000	350,262
Crown Castle International Corp., 4.30%, 02/15/2029	335,000	379,409
CyrusOne L.P./CyrusOne Finance Corp., 3.45%, 11/15/2029(b)	317,000	332,280
Digital Realty Trust L.P., 3.60%, 07/01/2029	490,000	540,209
ERP Operating L.P., 3.00%, 07/01/2029	327,000	346,422
Essex Portfolio L.P., 4.00%, 03/01/2029	265,000	296,814
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	410,000	473,564
Healthpeak Properties, Inc., 3.50%, 07/15/2029	359,000	393,008
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	260,000	295,800
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	257,000	269,309
Public Storage, 3.39%, 05/01/2029	270,000	296,986
Realty Income Corp., 3.25%, 06/15/2029(b)	270,000	289,907
Simon Property Group L.P., 2.45%, 09/13/2029	680,000	691,979
Ventas Realty L.P., 4.40%, 01/15/2029(b)	415,000	471,645
VEREIT Operating Partnership L.P., 3.10%, 12/15/2029	327,000	344,146
Welltower, Inc., 4.13%, 03/15/2029	295,000	331,129
Weyerhaeuser Co., 4.00%, 11/15/2029	390,000	442,803
		8,379,863
Food & Staples Retailing-1.78%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029(b)	274,000	368,618
Kroger Co. (The), 4.50%, 01/15/2029(b)	335,000	392,080
Walmart, Inc.
3.25%, 07/08/2029	680,000	754,585
2.38%, 09/24/2029	267,000	280,331
		1,795,614
	Principal Amount	Value
Food Products-1.30%
Kraft Heinz Foods Co. (The), 4.63%, 01/30/2029	$600,000	$679,609
Tyson Foods, Inc., 4.35%, 03/01/2029	544,000	629,539
		1,309,148
Gas Utilities-0.35%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029	327,000	357,095
Health Care Equipment & Supplies-0.96%
Boston Scientific Corp., 4.00%, 03/01/2029	460,000	517,668
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	437,000	453,272
		970,940
Health Care Providers & Services-2.87%
Anthem, Inc., 2.88%, 09/15/2029	447,000	470,196
CommonSpirit Health, 3.35%, 10/01/2029(b)	497,000	533,641
HCA, Inc., 4.13%, 06/15/2029	1,090,000	1,222,324
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029	337,000	352,618
Quest Diagnostics, Inc., 4.20%, 06/30/2029	275,000	314,305
		2,893,084
Hotels, Restaurants & Leisure-0.59%
Starbucks Corp., 3.55%, 08/15/2029	537,000	592,185
Household Durables-0.73%
Leggett & Platt, Inc., 4.40%, 03/15/2029(b)	275,000	310,927
Whirlpool Corp., 4.75%, 02/26/2029	364,000	428,338
		739,265
Household Products-0.41%
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	377,000	415,038
Industrial Conglomerates-1.44%
3M Co.
3.38%, 03/01/2029	437,000	485,985
2.38%, 08/26/2029	543,000	563,130
Roper Technologies, Inc., 2.95%, 09/15/2029	377,000	397,108
		1,446,223
Insurance-3.95%
American International Group, Inc., 4.25%, 03/15/2029(b)	325,000	371,433
Aon Corp., 3.75%, 05/02/2029	407,000	454,558
CNA Financial Corp., 3.90%, 05/01/2029	257,000	286,197
CNO Financial Group, Inc., 5.25%, 05/30/2029	270,000	317,297
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	317,000	328,782
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	810,000	945,126
PartnerRe Finance B LLC, 3.70%, 07/02/2029	257,000	282,764
Principal Financial Group, Inc., 3.70%, 05/15/2029	257,000	285,372
Progressive Corp. (The), 4.00%, 03/01/2029	301,000	344,354
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	325,000	360,299
		3,976,182
IT Services-6.08%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	387,000	400,803
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	487,000	543,421
Fiserv, Inc., 3.50%, 07/01/2029	1,624,000	1,766,277

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp., 3.50%, 05/15/2029	$1,790,000	$1,977,387
Mastercard, Inc., 2.95%, 06/01/2029	537,000	580,663
PayPal Holdings, Inc., 2.85%, 10/01/2029	810,000	860,927
		6,129,478
Leisure Products-0.54%
Hasbro, Inc., 3.90%, 11/19/2029	497,000	545,975
Life Sciences Tools & Services-0.99%
PerkinElmer, Inc., 3.30%, 09/15/2029	463,000	495,598
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029	483,000	501,260
		996,858
Machinery-2.00%
Caterpillar, Inc., 2.60%, 09/19/2029(b)	265,000	280,253
Deere & Co., 5.38%, 10/16/2029(b)	264,000	331,549
John Deere Capital Corp., 3.45%, 03/07/2029	327,000	364,051
Parker-Hannifin Corp., 3.25%, 06/14/2029	537,000	580,890
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	407,000	454,862
		2,011,605
Media-1.54%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	680,000	793,435
Discovery Communications LLC, 4.13%, 05/15/2029	407,000	449,409
ViacomCBS, Inc., 4.20%, 06/01/2029	277,000	310,440
		1,553,284
Metals & Mining-0.30%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029	280,000	304,377
Multiline Retail-0.60%
Target Corp., 3.38%, 04/15/2029	543,000	604,383
Multi-Utilities-0.62%
DTE Energy Co., Series C, 3.40%, 06/15/2029	259,000	279,594
Eastern Energy Gas Holdings LLC, Series B, 3.00%, 11/15/2029	327,000	342,602
		622,196
Oil, Gas & Consumable Fuels-9.50%
Cenovus Energy, Inc. (Canada), 4.40%, 04/15/2029	407,000	452,928
Chevron USA, Inc., 3.25%, 10/15/2029	270,000	296,613
Cimarex Energy Co., 4.38%, 03/15/2029	260,000	292,388
ConocoPhillips, 6.95%, 04/15/2029	840,000	1,131,304
Diamondback Energy, Inc., 3.50%, 12/01/2029(b)	650,000	690,278
Enable Midstream Partners L.P., 4.15%, 09/15/2029	297,000	320,318
Enbridge, Inc. (Canada), 3.13%, 11/15/2029(b)	537,000	568,103
Energy Transfer L.P., 5.25%, 04/15/2029	830,000	968,283
Enterprise Products Operating LLC, 3.13%, 07/31/2029	680,000	724,631
Exxon Mobil Corp., 2.44%, 08/16/2029	700,000	725,539
MPLX L.P., 4.80%, 02/15/2029	395,000	458,218
ONEOK, Inc., 4.35%, 03/15/2029	384,000	429,016
Phillips 66 Partners L.P., 3.15%, 12/15/2029	327,000	339,491
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029	$810,000	$831,913
Total Capital International S.A. (France), 3.46%, 02/19/2029(b)	680,000	749,680
Valero Energy Corp., 4.00%, 04/01/2029	543,000	595,446
		9,574,149
Paper & Forest Products-0.38%
Georgia-Pacific LLC, 7.75%, 11/15/2029	269,000	384,923
Personal Products-0.87%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	357,000	369,333
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	500,000	507,891
		877,224
Pharmaceuticals-4.00%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029(b)	545,000	622,893
Eli Lilly and Co., 3.38%, 03/15/2029	627,000	695,451
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029(b)	537,000	591,218
Merck & Co., Inc., 3.40%, 03/07/2029	950,000	1,058,238
Pfizer, Inc., 3.45%, 03/15/2029	950,000	1,058,146
		4,025,946
Road & Rail-1.03%
CSX Corp., 4.25%, 03/15/2029	514,000	592,020
Union Pacific Corp., 3.70%, 03/01/2029	403,000	449,669
		1,041,689
Semiconductors & Semiconductor Equipment-3.09%
Intel Corp., 2.45%, 11/15/2029	1,087,000	1,130,234
KLA Corp., 4.10%, 03/15/2029	435,000	495,645
Lam Research Corp., 4.00%, 03/15/2029	543,000	621,548
Micron Technology, Inc., 5.33%, 02/06/2029	375,000	447,993
Texas Instruments, Inc., 2.25%, 09/04/2029(b)	407,000	417,952
		3,113,372
Specialty Retail-2.18%
Home Depot, Inc. (The), 2.95%, 06/15/2029	943,000	1,018,386
Lowe’s Cos., Inc., 3.65%, 04/05/2029	810,000	896,323
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	257,000	287,211
		2,201,920
Technology Hardware, Storage & Peripherals-0.97%
Apple, Inc., 2.20%, 09/11/2029(b)	950,000	975,909
Tobacco-1.73%
Altria Group, Inc., 4.80%, 02/14/2029	920,000	1,055,281
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	257,000	267,951
Philip Morris International, Inc., 3.38%, 08/15/2029(b)	387,000	421,769
		1,745,001
Trading Companies & Distributors-0.30%
GATX Corp., 4.70%, 04/01/2029(b)	260,000	301,762
Water Utilities-0.33%
American Water Capital Corp., 3.45%, 06/01/2029	299,000	329,219
Total U.S. Dollar Denominated Bonds & Notes (Cost $100,932,648)		99,849,516

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $74,911)	74,911	$74,911
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $101,007,559)		99,924,427
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.52%
Invesco Private Government Fund, 0.01%(c)(d)(e)	2,618,280	2,618,280
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(c)(d)(e)	3,949,780	$3,951,360
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,569,640)		6,569,640
TOTAL INVESTMENTS IN SECURITIES-105.69% (Cost $107,577,199)		106,494,067
OTHER ASSETS LESS LIABILITIES-(5.69)%		(5,731,303)
NET ASSETS-100.00%		$100,762,764

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,024,628	$(1,949,717)	$-	$-	$74,911	$55
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,737	113,247	(154,984)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,049	10,959,482	(8,558,251)	-	-	2,618,280	85*
Invesco Private Prime Fund	73,454	13,271,574	(9,393,681)	-	13	3,951,360	1,059*
Total	$332,240	$26,368,931	$(20,056,633)	$-	$13	$6,644,551	$1,199

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.00%
Aerospace & Defense-3.92%
Boeing Co. (The), 5.15%, 05/01/2030	$600,000	$703,408
Raytheon Technologies Corp., 2.25%, 07/01/2030	133,000	132,915
Textron, Inc., 3.00%, 06/01/2030	71,000	74,101
		910,424
Auto Components-0.40%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	91,000	92,510
Automobiles-0.66%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	143,000	153,311
Banks-5.84%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	200,000	214,250
Citizens Financial Group, Inc., 3.25%, 04/30/2030(b)	70,000	75,287
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	200,000	204,454
2.05%, 07/17/2030	200,000	196,645
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.75%, 01/15/2030	200,000	207,545
2.13%, 07/08/2030	200,000	197,980
SVB Financial Group, 3.13%, 06/05/2030	67,000	70,339
Truist Financial Corp., 1.95%, 06/05/2030(b)	70,000	69,088
U.S. Bancorp, 1.38%, 07/22/2030	127,000	119,932
		1,355,520
Beverages-2.91%
Coca-Cola Co. (The), 1.65%, 06/01/2030	173,000	167,287
Constellation Brands, Inc., 2.88%, 05/01/2030	70,000	72,580
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	200,000	197,982
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030(b)	97,000	103,354
PepsiCo, Inc., 1.63%, 05/01/2030	137,000	133,468
		674,671
Biotechnology-2.54%
Amgen, Inc., 2.45%, 02/21/2030	143,000	145,564
Biogen, Inc., 2.25%, 05/01/2030	203,000	200,488
Gilead Sciences, Inc., 1.65%, 10/01/2030(b)	117,000	111,039
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	140,000	131,440
		588,531
Building Products-0.33%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	81,000	76,942
Capital Markets-3.25%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	77,000	87,790
Cboe Global Markets, Inc., 1.63%, 12/15/2030(b)	50,000	47,479
CI Financial Corp. (Canada), 3.20%, 12/17/2030	130,000	132,135
Franklin Resources, Inc., 1.60%, 10/30/2030	81,000	76,746
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	200,000	199,444
Northern Trust Corp., 1.95%, 05/01/2030	137,000	136,616
S&P Global, Inc., 1.25%, 08/15/2030	81,000	75,127
		755,337
	Principal Amount	Value
Chemicals-2.64%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	$117,000	$117,462
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	103,000	100,431
EI du Pont de Nemours and Co., 2.30%, 07/15/2030	60,000	60,834
Linde, Inc., 1.10%, 08/10/2030	81,000	75,200
LYB International Finance III LLC
3.38%, 05/01/2030	67,000	72,244
2.25%, 10/01/2030	60,000	59,178
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	67,000	70,148
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	58,000	58,273
		613,770
Commercial Services & Supplies-0.35%
Republic Services, Inc., 2.30%, 03/01/2030	80,000	80,139
Communications Equipment-0.51%
Motorola Solutions, Inc., 2.30%, 11/15/2030	123,000	119,289
Construction & Engineering-0.61%
Quanta Services, Inc., 2.90%, 10/01/2030(b)	137,000	141,342
Construction Materials-0.68%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	58,000	58,625
Vulcan Materials Co., 3.50%, 06/01/2030(b)	90,000	98,645
		157,270
Containers & Packaging-0.84%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	60,000	60,972
Avery Dennison Corp., 2.65%, 04/30/2030	58,000	59,173
Sonoco Products Co., 3.13%, 05/01/2030	70,000	74,035
		194,180
Distributors-0.24%
Genuine Parts Co., 1.88%, 11/01/2030	58,000	55,063
Diversified Consumer Services-0.57%
Block Financial LLC, 3.88%, 08/15/2030	71,000	75,833
Yale University, Series 2020, 1.48%, 04/15/2030	58,000	56,350
		132,183
Diversified Financial Services-0.63%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	130,000	145,893
Diversified Telecommunication Services-0.32%
Verizon Communications, Inc., 1.50%, 09/18/2030(b)	80,000	75,222
Electric Utilities-5.19%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	77,000	74,778
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	81,000	76,133
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	68,000	69,735
Duke Energy Corp., 2.45%, 06/01/2030	100,000	99,971
Duke Energy Florida LLC, 1.75%, 06/15/2030	58,000	56,279
Entergy Corp., 2.80%, 06/15/2030	67,000	68,661
Eversource Energy, Series R, 1.65%, 08/15/2030	71,000	66,845
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030(b)	$263,000	$262,387
Pacific Gas and Electric Co., 4.55%, 07/01/2030	407,000	428,707
		1,203,496
Electrical Equipment-0.41%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	38,000	37,026
Emerson Electric Co., 1.95%, 10/15/2030	58,000	57,655
		94,681
Electronic Equipment, Instruments & Components-0.58%
FLIR Systems, Inc., 2.50%, 08/01/2030	70,000	69,705
Jabil, Inc., 3.60%, 01/15/2030	60,000	64,575
		134,280
Energy Equipment & Services-1.15%
Halliburton Co., 2.92%, 03/01/2030(b)	117,000	119,444
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	143,000	147,502
		266,946
Entertainment-0.68%
Activision Blizzard, Inc., 1.35%, 09/15/2030	68,000	62,520
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	90,000	94,540
		157,060
Equity REITs-3.81%
American Tower Corp.
2.90%, 01/15/2030	100,000	103,535
2.10%, 06/15/2030	90,000	87,111
1.88%, 10/15/2030	90,000	85,628
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	90,000	99,320
Camden Property Trust, 2.80%, 05/15/2030	90,000	93,641
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	100,000	102,843
Kimco Realty Corp., 2.70%, 10/01/2030	60,000	60,852
Prologis L.P., 1.25%, 10/15/2030	91,000	84,365
Regency Centers L.P., 3.70%, 06/15/2030	70,000	76,646
Simon Property Group L.P., 2.65%, 07/15/2030(b)	90,000	91,322
		885,263
Food & Staples Retailing-1.36%
Costco Wholesale Corp., 1.60%, 04/20/2030	203,000	197,196
Kroger Co. (The), 2.20%, 05/01/2030	58,000	57,735
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	58,000	61,027
		315,958
Food Products-3.24%
Campbell Soup Co., 2.38%, 04/24/2030(b)	68,000	67,782
Hormel Foods Corp., 1.80%, 06/11/2030(b)	113,000	110,443
Ingredion, Inc., 2.90%, 06/01/2030	80,000	83,047
JM Smucker Co. (The), 2.38%, 03/15/2030(b)	58,000	58,284
Kellogg Co., 2.10%, 06/01/2030	68,000	67,119
Kraft Heinz Foods Co., 3.75%, 04/01/2030	110,000	117,945
McCormick & Co., Inc., 2.50%, 04/15/2030	78,000	79,147
Mondelez International, Inc., 2.75%, 04/13/2030	163,000	169,141
		752,908
	Principal Amount	Value
Gas Utilities-0.67%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	$68,000	$63,774
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	90,000	92,251
		156,025
Health Care Equipment & Supplies-2.73%
Abbott Laboratories, 1.40%, 06/30/2030	71,000	67,647
Becton, Dickinson and Co., 2.82%, 05/20/2030	87,000	90,204
Boston Scientific Corp., 2.65%, 06/01/2030	143,000	145,808
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	97,000	102,662
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030(b)	117,000	112,461
Stryker Corp., 1.95%, 06/15/2030	117,000	113,639
		632,421
Health Care Providers & Services-4.59%
AmerisourceBergen Corp., 2.80%, 05/15/2030	58,000	60,191
Anthem, Inc., 2.25%, 05/15/2030	123,000	122,458
Centene Corp., 3.00%, 10/15/2030	253,000	253,424
Cigna Corp., 2.40%, 03/15/2030	173,000	174,828
CommonSpirit Health, 2.78%, 10/01/2030	60,000	61,428
CVS Health Corp., 1.75%, 08/21/2030	170,000	162,034
Sutter Health, Series 20A, 2.29%, 08/15/2030	90,000	89,458
UnitedHealth Group, Inc., 2.00%, 05/15/2030	143,000	142,504
		1,066,325
Hotels, Restaurants & Leisure-3.08%
Booking Holdings, Inc., 4.63%, 04/13/2030	203,000	237,744
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	133,000	150,285
McDonald’s Corp., 2.13%, 03/01/2030	91,000	90,826
Starbucks Corp.
2.25%, 03/12/2030	90,000	89,703
2.55%, 11/15/2030	143,000	145,056
		713,614
Household Durables-0.79%
Mohawk Industries, Inc., 3.63%, 05/15/2030	70,000	76,264
NVR, Inc., 3.00%, 05/15/2030	103,000	107,721
		183,985
Household Products-0.81%
Clorox Co. (The), 1.80%, 05/15/2030	58,000	56,391
Procter & Gamble Co. (The), 1.20%, 10/29/2030	140,000	131,554
		187,945
Industrial Conglomerates-1.17%
General Electric Co., 3.63%, 05/01/2030(b)	143,000	157,328
Honeywell International, Inc., 1.95%, 06/01/2030	113,000	113,303
		270,631
Insurance-5.66%
Alleghany Corp., 3.63%, 05/15/2030(b)	60,000	65,655
Allstate Corp. (The), 1.45%, 12/15/2030	80,000	75,329
American International Group, Inc., 3.40%, 06/30/2030(b)	183,000	197,956
Aon Corp., 2.80%, 05/15/2030	117,000	121,250
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030	58,000	57,834
1.45%, 10/15/2030	91,000	87,888
Brighthouse Financial, Inc., 5.63%, 05/15/2030	70,000	84,953

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
CNA Financial Corp., 2.05%, 08/15/2030	$60,000	$58,226
Fidelity National Financial, Inc., 3.40%, 06/15/2030	70,000	74,491
Loews Corp., 3.20%, 05/15/2030	58,000	62,155
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	87,000	87,323
Principal Financial Group, Inc., 2.13%, 06/15/2030	71,000	69,958
Prudential Financial, Inc., 2.10%, 03/10/2030	58,000	58,540
Prudential PLC (United Kingdom), 3.13%, 04/14/2030	130,000	139,133
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	70,000	73,773
		1,314,464
Interactive Media & Services-1.06%
Alphabet, Inc., 1.10%, 08/15/2030	263,000	245,888
Internet & Direct Marketing Retail-1.46%
Amazon.com, Inc., 1.50%, 06/03/2030(b)	233,000	225,244
eBay, Inc., 2.70%, 03/11/2030	110,000	112,844
		338,088
IT Services-2.98%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	117,000	110,249
Fiserv, Inc., 2.65%, 06/01/2030(b)	113,000	115,566
Global Payments, Inc., 2.90%, 05/15/2030	133,000	136,641
International Business Machines Corp., 1.95%, 05/15/2030	200,000	197,364
PayPal Holdings, Inc., 2.30%, 06/01/2030	131,000	132,836
		692,656
Life Sciences Tools & Services-0.29%
Agilent Technologies, Inc., 2.10%, 06/04/2030	68,000	66,312
Machinery-2.16%
Cummins, Inc., 1.50%, 09/01/2030	113,000	107,436
Flowserve Corp., 3.50%, 10/01/2030	70,000	72,769
IDEX Corp., 3.00%, 05/01/2030	58,000	60,641
John Deere Capital Corp., 2.45%, 01/09/2030	60,000	62,298
Otis Worldwide Corp., 2.57%, 02/15/2030	193,000	197,276
		500,420
Media-0.84%
Discovery Communications LLC, 3.63%, 05/15/2030	117,000	125,250
Omnicom Group, Inc., 2.45%, 04/30/2030	71,000	70,733
		195,983
Metals & Mining-1.28%
Newmont Corp., 2.25%, 10/01/2030	117,000	115,722
Nucor Corp., 2.70%, 06/01/2030	58,000	60,237
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030(b)	58,000	56,630
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	60,000	64,243
		296,832
Multi-Utilities-1.22%
NiSource, Inc., 3.60%, 05/01/2030	117,000	128,123
	Principal Amount	Value
Multi-Utilities-(continued)
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030(b)	$71,000	$66,567
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	93,000	88,955
		283,645
Oil, Gas & Consumable Fuels-8.07%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	58,000	67,510
BP Capital Markets America, Inc., 1.75%, 08/10/2030	117,000	112,439
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	58,000	59,399
Chevron Corp., 2.24%, 05/11/2030	173,000	176,073
Enterprise Products Operating LLC, 2.80%, 01/31/2030(b)	163,000	169,947
EOG Resources, Inc., 4.38%, 04/15/2030	90,000	104,964
Equinor ASA (Norway), 2.38%, 05/22/2030	97,000	98,906
Exxon Mobil Corp., 2.61%, 10/15/2030	233,000	241,826
Magellan Midstream Partners L.P., 3.25%, 06/01/2030(b)	60,000	64,069
MPLX L.P., 2.65%, 08/15/2030	170,000	169,267
ONEOK, Inc., 3.10%, 03/15/2030(b)	90,000	92,696
Phillips 66, 2.15%, 12/15/2030(b)	100,000	96,745
Pioneer Natural Resources Co., 1.90%, 08/15/2030	127,000	119,889
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030(b)	87,000	91,730
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	80,000	85,106
Williams Cos., Inc. (The), 3.50%, 11/15/2030(b)	113,000	121,591
		1,872,157
Personal Products-0.77%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	80,000	83,232
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	100,000	95,236
		178,468
Pharmaceuticals-4.35%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030(b)	170,000	159,789
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	140,000	133,111
Johnson & Johnson, 1.30%, 09/01/2030	200,000	191,772
Merck & Co., Inc., 1.45%, 06/24/2030(b)	133,000	128,053
Pfizer, Inc., 1.70%, 05/28/2030(b)	117,000	114,528
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	200,000	195,227
Zoetis, Inc., 2.00%, 05/15/2030	90,000	88,100
		1,010,580
Professional Services-0.32%
Equifax, Inc., 3.10%, 05/15/2030	70,000	74,052
Road & Rail-0.17%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	40,000	39,313
Semiconductors & Semiconductor Equipment-2.15%
Applied Materials, Inc., 1.75%, 06/01/2030	61,000	59,715
Lam Research Corp., 1.90%, 06/15/2030	101,000	99,594
QUALCOMM, Inc., 2.15%, 05/20/2030	163,000	164,340

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc., 1.75%, 05/04/2030	$91,000	$88,989
Xilinx, Inc., 2.38%, 06/01/2030	87,000	87,438
		500,076
Software-1.72%
Autodesk, Inc., 2.85%, 01/15/2030	40,000	41,766
Citrix Systems, Inc., 3.30%, 03/01/2030	100,000	104,106
Intuit, Inc., 1.65%, 07/15/2030	68,000	65,989
ServiceNow, Inc., 1.40%, 09/01/2030	203,000	186,613
		398,474
Specialty Retail-1.56%
AutoNation, Inc., 4.75%, 06/01/2030	58,000	68,369
Best Buy Co., Inc., 1.95%, 10/01/2030	71,000	68,023
Lowe’s Cos., Inc., 1.70%, 10/15/2030	167,000	158,300
Tractor Supply Co., 1.75%, 11/01/2030	71,000	66,805
		361,497
Technology Hardware, Storage & Peripherals-1.83%
Apple, Inc.
1.65%, 05/11/2030	203,000	201,357
1.25%, 08/20/2030(b)	140,000	132,118
NetApp, Inc., 2.70%, 06/22/2030	90,000	92,033
		425,508
Textiles, Apparel & Luxury Goods-0.82%
Ralph Lauren Corp., 2.95%, 06/15/2030	91,000	95,200
VF Corp., 2.95%, 04/23/2030	90,000	94,318
		189,518
Tobacco-1.19%
Altria Group, Inc., 3.40%, 05/06/2030	87,000	90,933
Philip Morris International, Inc.
2.10%, 05/01/2030	90,000	88,177
1.75%, 11/01/2030	101,000	96,060
		275,170
Trading Companies & Distributors-1.09%
Air Lease Corp.
3.00%, 02/01/2030	90,000	89,847
3.13%, 12/01/2030	100,000	100,338
GATX Corp., 4.00%, 06/30/2030	57,000	63,775
		253,960
	Principal Amount	Value
Water Utilities-0.51%
American Water Capital Corp., 2.80%, 05/01/2030	$57,000	$59,810
Essential Utilities, Inc., 2.70%, 04/15/2030	58,000	59,632
		119,442
Total U.S. Dollar Denominated Bonds & Notes (Cost $23,671,442)		22,975,638
	Shares
Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $95,965)	95,965	95,965
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $23,767,407)		23,071,603
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.36%
Invesco Private Government Fund, 0.01%(c)(d)(e)	1,518,911	1,518,911
Invesco Private Prime Fund, 0.09%(c)(d)(e)	2,277,456	2,278,367
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,797,278)		3,797,278
TOTAL INVESTMENTS IN SECURITIES-115.77% (Cost $27,564,685)		26,868,881
OTHER ASSETS LESS LIABILITIES-(15.77)%		(3,660,989)
NET ASSETS-100.00%		$23,207,892

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$586,816	$(490,851)	$-	$-	$95,965	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	10,749	(10,749)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$3,330,383	$(1,811,472)	$-	$-	$1,518,911	$30*
Invesco Private Prime Fund	-	4,968,376	(2,690,014)	-	5	2,278,367	462*
Total	$-	$8,896,324	$(5,003,086)	$-	$5	$3,893,243	$501

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.09%
Aerospace & Defense-0.55%
Bombardier, Inc. (Canada), 8.75%, 12/01/2021(b)	$3,500,000	$3,602,077
Automobiles-5.87%
Ford Motor Credit Co. LLC
5.88%, 08/02/2021	23,930,000	24,079,562
3.81%, 10/12/2021	14,372,000	14,544,549
		38,624,111
Communications Equipment-1.63%
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	10,669,000	10,720,158
Diversified Telecommunication Services-2.59%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	569,000	592,426
Lumen Technologies, Inc., Series S, 6.45%, 06/15/2021	16,401,000	16,449,383
		17,041,809
Electric Utilities-6.68%
NRG Energy, Inc.
7.25%, 05/15/2026	13,119,000	13,649,729
6.63%, 01/15/2027	16,115,000	16,752,429
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	13,121,000	13,563,077
		43,965,235
Health Care Equipment & Supplies-0.78%
Teleflex, Inc., 4.88%, 06/01/2026	4,999,000	5,120,876
Hotels, Restaurants & Leisure-4.89%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/2026(b)	13,421,000	13,773,301
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (Canada), 7.00%, 07/15/2026(b)	13,117,000	13,661,487
Yum! Brands, Inc., 3.75%, 11/01/2021	4,746,000	4,775,283
		32,210,071
Household Durables-0.85%
KB Home, 7.00%, 12/15/2021	5,499,000	5,605,543
Independent Power and Renewable Electricity Producers-1.55%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	9,734,000	10,214,665
Insurance-1.39%
Genworth Holdings, Inc., 7.63%, 09/24/2021	9,061,000	9,143,319
Media-10.06%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	12,783,000	13,306,304
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 05/01/2027(b)	1,151,000	1,188,200
CSC Holdings LLC, 6.75%, 11/15/2021	13,114,000	13,452,473
DISH DBS Corp., 6.75%, 06/01/2021	24,807,000	24,807,000
Sirius XM Radio, Inc., 5.38%, 07/15/2026(b)	13,119,000	13,512,570
		66,266,547
	Principal Amount	Value
Mortgage REITs-1.39%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	$9,080,000	$9,151,005
Oil, Gas & Consumable Fuels-0.89%
DCP Midstream Operating L.P., 4.75%, 09/30/2021(b)	5,838,000	5,859,892
Paper & Forest Products-0.61%
Eldorado International Finance GmbH (Brazil), 8.63%, 06/16/2021(b)	4,050,000	4,037,850
Pharmaceuticals-3.74%
Bausch Health Cos., Inc.
7.00%, 03/15/2024(b)	788,000	805,281
9.00%, 12/15/2025(b)	15,827,000	16,954,674
Elanco Animal Health, Inc., 4.91%, 08/27/2021	6,779,000	6,846,688
		24,606,643
Software-1.75%
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	11,153,000	11,499,245
Trading Companies & Distributors-2.08%
United Rentals North America, Inc., 5.88%, 09/15/2026	13,113,000	13,667,680
Wireless Telecommunication Services-2.79%
Sprint Communications, Inc., 11.50%, 11/15/2021	5,514,000	5,785,813
Sprint Corp., 7.25%, 09/15/2021	12,409,000	12,615,982
		18,401,795
Total U.S. Dollar Denominated Bonds & Notes (Cost $328,440,898)		329,738,521
U.S. Treasury Securities-48.30%
U.S. Treasury Bills-48.30%(c)
0.00%–0.01%, 06/24/2021	170,000,000	170,000,272
0.00%, 07/22/2021	136,000,000	136,000,482
0.00%, 08/19/2021	12,000,000	11,999,868
Total U.S. Treasury Securities (Cost $317,998,859)		318,000,622
	Shares
Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,674,463)	3,674,463	3,674,463
TOTAL INVESTMENTS IN SECURITIES-98.95% (Cost $650,114,220)		651,413,606
OTHER ASSETS LESS LIABILITIES-1.05%		6,938,963
NET ASSETS-100.00%		$658,352,569

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $122,571,049, which represented 18.62% of the Fund’s Net Assets.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$620,031,096	$(616,356,633)	$-	$-	$3,674,463	$4,084
Invesco Premier U.S. Government Money Portfolio, Institutional Class	46,929,383	18,093,959	(65,023,342)	-	-	-	266
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,160,687	19,274,122	(46,434,809)	-	-	-	1,359*
Invesco Private Prime Fund	9,053,616	16,230,518	(25,284,809)	(268)	943	-	2,924*
Total	$83,143,686	$673,629,695	$(753,099,593)	$(268)	$943	$3,674,463	$8,633

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.44%
Aerospace & Defense-2.55%
Bombardier, Inc. (Canada)
5.75%, 03/15/2022(b)	$2,121,000	$2,177,207
6.00%, 10/15/2022(b)(c)	9,994,000	10,018,985
TransDigm, Inc., 8.00%, 12/15/2025(b)	9,141,000	9,890,196
		22,086,388
Air Freight & Logistics-1.18%
XPO Logistics, Inc., 6.25%, 05/01/2025(b)	9,577,000	10,252,849
Airlines-0.39%
United Airlines Holdings, Inc., 4.25%, 10/01/2022(c)	3,289,000	3,367,114
Auto Components-2.01%
Adient US LLC, 9.00%, 04/15/2025(b)	4,930,000	5,456,475
Clarios Global L.P., 6.75%, 05/15/2025(b)	4,168,000	4,476,078
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025	6,660,000	7,480,544
		17,413,097
Automobiles-4.66%
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	2,112,000	2,396,043
Ford Motor Credit Co. LLC
3.22%, 01/09/2022	6,344,000	6,420,445
3.34%, 03/28/2022(c)	7,091,000	7,197,365
2.98%, 08/03/2022	7,600,000	7,726,958
4.25%, 09/20/2022	8,330,000	8,606,139
3.55%, 10/07/2022	5,000,000	5,138,925
Mclaren Finance PLC (United Kingdom), 5.75%, 08/01/2022(b)(c)	2,902,000	2,880,830
		40,366,705
Building Products-0.26%
JELD-WEN, Inc., 6.25%, 05/15/2025(b)(c)	2,085,000	2,242,418
Capital Markets-1.48%
APX Group, Inc., 7.88%, 12/01/2022	5,657,000	5,685,002
MSCI, Inc., 5.38%, 05/15/2027(b)	4,164,000	4,445,445
NFP Corp., 7.00%, 05/15/2025(b)(c)	2,450,000	2,686,425
		12,816,872
Chemicals-1.48%
Ashland LLC, 4.75%, 08/15/2022(c)	3,434,000	3,573,798
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada), 8.50%, 12/15/2022(b)	3,038,000	3,129,140
Olin Corp., 5.50%, 08/15/2022	1,671,000	1,752,511
Tronox, Inc., 6.50%, 05/01/2025(b)	4,117,000	4,393,354
		12,848,803
Commercial Services & Supplies-4.50%
ADT Security Corp. (The), 3.50%, 07/15/2022	8,327,000	8,487,753
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	16,230,000	17,234,718
Brink’s Co. (The), 5.50%, 07/15/2025(b)(c)	3,243,000	3,456,811
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	4,531,000	4,773,386
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(b)(c)	3,130,000	3,067,557
Quad/Graphics, Inc., 7.00%, 05/01/2022(c)	1,989,000	1,960,895
		38,981,120
	Principal Amount	Value
Consumer Finance-4.34%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	$3,332,000	$3,526,715
Navient Corp.
7.25%, 01/25/2022	6,244,000	6,478,150
6.50%, 06/15/2022	8,525,000	8,929,938
OneMain Finance Corp.
6.13%, 05/15/2022	8,338,000	8,681,943
8.88%, 06/01/2025	4,937,000	5,448,868
PRA Group, Inc., 7.38%, 09/01/2025(b)(c)	2,526,000	2,731,048
SLM Corp., 5.13%, 04/05/2022	1,755,000	1,795,742
		37,592,404
Containers & Packaging-4.26%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 02/15/2025(b)	4,000,000	4,125,800
5.25%, 04/30/2025(b)(c)	5,960,000	6,268,907
Ball Corp., 5.00%, 03/15/2022	6,251,000	6,468,472
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	5,311,000	5,363,977
Graphic Packaging International LLC, 4.88%, 11/15/2022	2,058,000	2,152,699
LABL Escrow Issuer LLC, 10.50%, 07/15/2027(b)(c)	5,758,000	6,305,384
Sealed Air Corp., 4.88%, 12/01/2022(b)	3,542,000	3,698,556
Silgan Holdings, Inc., 4.75%, 03/15/2025(c)	2,500,000	2,541,163
		36,924,958
Diversified Consumer Services-0.56%
Service Corp. International, 4.63%, 12/15/2027	4,581,000	4,838,681
Diversified Financial Services-1.39%
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/2022(b)	2,515,000	2,542,703
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	2,584,000	2,737,632
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	6,590,000	6,797,980
		12,078,315
Diversified Telecommunication Services-5.33%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	12,970,000	14,516,673
Altice France S.A. (France), 8.13%, 02/01/2027(b)	14,615,000	15,948,619
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	3,586,000	3,659,405
Lumen Technologies, Inc., Series T, 5.80%, 03/15/2022	11,678,000	12,056,834
		46,181,531
Electric Utilities-0.49%
FirstEnergy Corp., Series A, 3.35%, 07/15/2022	4,122,000	4,215,636
Energy Equipment & Services-0.30%
Welltec A/S (Denmark), 9.50%, 12/01/2022(b)	2,620,000	2,603,795
Entertainment-0.97%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	2,171,000	2,364,100
Netflix, Inc., 5.50%, 02/15/2022	5,858,000	6,055,707
		8,419,807
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-2.25%
Diversified Healthcare Trust, 9.75%, 06/15/2025	$8,325,000	$9,270,637
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/2025(b)	3,289,000	3,474,006
Mack-Cali Realty L.P., 4.50%, 04/18/2022	2,501,000	2,567,571
Service Properties Trust, 5.00%, 08/15/2022	4,114,000	4,161,167
		19,473,381
Food Products-2.20%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	7,004,000	7,459,260
Post Holdings, Inc., 5.75%, 03/01/2027(b)	11,053,000	11,571,938
		19,031,198
Health Care Equipment & Supplies-0.54%
Teleflex, Inc., 4.63%, 11/15/2027	4,419,000	4,708,179
Health Care Providers & Services-1.96%
ModivCare, Inc., 5.88%, 11/15/2025(b)	4,503,000	4,763,814
Molina Healthcare, Inc., 5.38%, 11/15/2022	5,766,000	6,039,885
Tenet Healthcare Corp., 7.50%, 04/01/2025(b)	5,760,000	6,183,000
		16,986,699
Hotels, Restaurants & Leisure-9.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)(c)	4,162,000	4,405,498
Aramark Services, Inc., 6.38%, 05/01/2025(b)(c)	12,689,000	13,497,987
Boyd Gaming Corp., 8.63%, 06/01/2025(b)(c)	5,003,000	5,509,554
IRB Holding Corp., 7.00%, 06/15/2025(b)	6,256,000	6,766,802
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	6,258,000	6,570,587
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)	4,084,000	4,355,647
MGM Resorts International
7.75%, 03/15/2022	8,336,000	8,736,295
6.75%, 05/01/2025(c)	6,179,000	6,632,261
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)(c)	5,971,000	6,434,559
Travel + Leisure Co., 4.25%, 03/01/2022	5,421,000	5,502,505
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/2025(b)(c)	5,492,000	5,917,630
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	4,892,000	5,326,189
		79,655,514
Household Durables-0.36%
KB Home, 7.50%, 09/15/2022	2,917,000	3,146,028
Industrial Conglomerates-0.02%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.75%, 02/01/2024	160,000	163,504
Insurance-1.34%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	11,176,000	11,566,601
Leisure Products-0.71%
Mattel, Inc., 5.88%, 12/15/2027(b)	5,631,000	6,187,596
Machinery-0.64%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	5,145,000	5,498,719
	Principal Amount	Value
Media-15.10%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/2027(b)	$22,992,000	$24,055,380
5.00%, 02/01/2028(b)	17,481,000	18,311,697
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)(c)	3,034,000	3,175,703
CSC Holdings LLC
5.88%, 09/15/2022	5,411,000	5,679,223
5.50%, 04/15/2027(b)	10,990,000	11,553,238
DISH DBS Corp., 5.88%, 07/15/2022	16,645,000	17,331,606
Sirius XM Radio, Inc.
3.88%, 08/01/2022(b)	8,325,000	8,375,783
5.00%, 08/01/2027(b)	12,506,000	13,084,402
Univision Communications, Inc., 9.50%, 05/01/2025(b)	3,086,000	3,406,651
Videotron Ltd. (Canada)
5.00%, 07/15/2022	6,497,000	6,753,924
5.13%, 04/15/2027(b)	5,002,000	5,233,568
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	13,327,000	13,826,762
		130,787,937
Metals & Mining-2.29%
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(b)	5,210,000	6,102,682
Commercial Metals Co., 5.38%, 07/15/2027	2,472,000	2,615,339
Compass Minerals International, Inc., 6.75%, 12/01/2027(b)	4,221,000	4,532,404
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	4,312,000	4,361,868
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022(b)(c)	2,453,000	2,237,602
		19,849,895
Mortgage REITs-0.48%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	4,122,000	4,163,220
Multiline Retail-0.42%
Macy’s Retail Holdings LLC, 3.88%, 01/15/2022	3,612,000	3,662,965
Oil, Gas & Consumable Fuels-3.40%
Apache Corp., 3.25%, 04/15/2022	1,798,000	1,821,419
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)(c)	4,941,000	5,337,812
DCP Midstream Operating L.P., 4.95%, 04/01/2022	2,891,000	2,962,104
EQT Corp., 3.00%, 10/01/2022(c)	4,743,000	4,852,587
NuStar Logistics L.P., 4.75%, 02/01/2022	2,131,000	2,158,671
Occidental Petroleum Corp., 3.13%, 02/15/2022	2,300,000	2,316,629
Range Resources Corp., 5.00%, 08/15/2022	1,250,000	1,284,625
SM Energy Co., 6.13%, 11/15/2022(c)	1,940,000	1,936,362
Southwestern Energy Co., 4.10%, 03/15/2022(c)	1,817,000	1,837,469
Western Midstream Operating L.P., 4.00%, 07/01/2022	4,837,000	4,965,616
		29,473,294
Pharmaceuticals-3.92%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	12,057,000	13,036,631
8.50%, 01/31/2027(b)	14,046,000	15,064,335

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	$4,335,000	$4,532,524
Endo Finance LLC, 5.75%, 01/15/2022(b)	1,430,000	1,317,388
		33,950,878
Software-1.23%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	5,002,000	5,373,899
CDK Global, Inc., 4.88%, 06/01/2027	5,001,000	5,286,857
		10,660,756
Specialty Retail-1.66%
Gap, Inc. (The), 8.63%, 05/15/2025(b)	6,249,000	6,915,925
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)(c)	2,396,000	2,398,875
Murphy Oil USA, Inc., 5.63%, 05/01/2027	2,497,000	2,634,572
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)(c)	2,182,000	2,417,067
		14,366,439
Technology Hardware, Storage & Peripherals-1.11%
NCR Corp., 8.13%, 04/15/2025(b)	3,328,000	3,631,680
Vericast Corp., 8.38%, 08/15/2022(b)	5,877,000	6,001,269
		9,632,949
Textiles, Apparel & Luxury Goods-1.99%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	3,332,000	3,647,191
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	6,152,000	6,496,481
William Carter Co. (The), 5.50%, 05/15/2025(b)	4,160,000	4,389,216
Wolverine World Wide, Inc., 6.38%, 05/15/2025(b)	2,561,000	2,732,049
		17,264,937
Trading Companies & Distributors-2.58%
United Rentals North America, Inc., 5.50%, 05/15/2027	8,339,000	8,828,916
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	12,472,000	13,485,350
		22,314,266
Wireless Telecommunication Services-4.90%
C&W Senior Financing DAC (Panama), 6.88%, 09/15/2027(b)	10,100,000	10,782,205
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Sprint Communications, Inc., 6.00%, 11/15/2022	$19,008,000	$20,213,012
T-Mobile USA, Inc.
4.00%, 04/15/2022(c)	4,165,000	4,271,687
5.38%, 04/15/2027	4,161,000	4,419,814
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), 8.88%, 05/01/2022(b)(c)	2,744,000	2,726,205
		42,412,923
Total U.S. Dollar Denominated Bonds & Notes (Cost $809,689,369)		818,188,371
	Shares
Money Market Funds-4.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $36,403,628)	36,403,628	36,403,628
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.64% (Cost $846,092,997)		854,591,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.10%
Invesco Private Government Fund, 0.01%(d)(e)(f)	24,579,567	24,579,567
Invesco Private Prime Fund, 0.09%(d)(e)(f)	36,854,609	36,869,351
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,448,918)		61,448,918
TOTAL INVESTMENTS IN SECURITIES-105.74% (Cost $907,541,915)		916,040,917
OTHER ASSETS LESS LIABILITIES-(5.74)%		(49,709,728)
NET ASSETS-100.00%		$866,331,189

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $516,477,077, which represented 59.62% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$207,837,102	$(171,433,474)	$-	$-	$36,403,628	$4,227
Invesco Premier U.S. Government Money Portfolio, Institutional Class	34,889,820	18,700,891	(53,590,711)	-	-	-	170
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,169,364	74,630,669	(63,220,466)	-	-	24,579,567	1,516*
Invesco Private Prime Fund	4,401,169	96,419,253	(63,952,445)	(79)	1,453	36,869,351	11,916*
Total	$52,460,353	$397,587,915	$(352,197,096)	$(79)	$1,453	$97,852,546	$17,829

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.60%
Aerospace & Defense-1.55%
Bombardier, Inc. (Canada), 6.13%, 01/15/2023(b)(c)	$6,205,000	$6,523,006
SSL Robotics LLC, 9.75%, 12/31/2023(b)	2,717,000	3,002,312
		9,525,318
Air Freight & Logistics-0.49%
XPO Logistics, Inc., 6.13%, 09/01/2023(b)	2,950,000	2,987,214
Auto Components-0.83%
Ahern Rentals, Inc., 7.38%, 05/15/2023(b)(c)	3,030,000	2,752,543
Dana, Inc., 5.63%, 06/15/2028(c)	2,210,000	2,387,178
		5,139,721
Automobiles-6.26%
Ford Motor Co., 8.50%, 04/21/2023	11,214,000	12,532,486
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	4,960,000	5,059,225
4.14%, 02/15/2023	3,000,000	3,122,880
3.10%, 05/04/2023	3,102,000	3,169,003
4.38%, 08/06/2023	3,100,000	3,264,703
3.37%, 11/17/2023	3,240,000	3,349,350
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)(c)	2,703,000	2,706,379
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	3,252,000	3,556,875
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	1,630,000	1,770,840
		38,531,741
Capital Markets-1.21%
APX Group, Inc., 7.63%, 09/01/2023(c)	2,210,000	2,279,062
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	2,250,000	2,311,650
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	2,762,000	2,826,631
		7,417,343
Chemicals-2.22%
Avient Corp., 5.25%, 03/15/2023	3,251,000	3,488,989
CF Industries, Inc., 3.45%, 06/01/2023	4,134,000	4,304,528
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	3,555,000	3,550,556
LSB Industries, Inc., 9.63%, 05/01/2023(b)(c)	2,270,000	2,342,481
		13,686,554
Commercial Services & Supplies-4.53%
ADT Security Corp. (The), 4.13%, 06/15/2023	3,860,000	4,019,457
CoreCivic, Inc., 4.63%, 05/01/2023(c)	1,940,000	1,925,537
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2023(b)	5,439,000	5,570,406
Interface, Inc., 5.50%, 12/01/2028(b)	1,566,000	1,638,467
Modulaire Global Finance (2) PLC (United Kingdom), 10.00%, 08/15/2023(b)	1,602,000	1,644,028
Modulaire Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	2,800,000	2,864,050
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)	7,165,000	7,421,256
Stericycle, Inc., 3.88%, 01/15/2029(b)	2,760,000	2,757,102
		27,840,303
	Principal Amount	Value
Construction & Engineering-0.10%
Michael Baker International LLC, 8.75%, 03/01/2023(b)	$600,000	$612,000
Consumer Finance-2.95%
Navient Corp.
5.50%, 01/25/2023	5,422,000	5,679,545
7.25%, 09/25/2023	2,715,000	2,983,310
OneMain Finance Corp.
5.63%, 03/15/2023	4,825,000	5,114,500
8.25%, 10/01/2023(c)	1,562,000	1,771,956
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	2,542,000	2,595,382
		18,144,693
Containers & Packaging-4.70%
Ball Corp., 4.00%, 11/15/2023	5,422,000	5,761,309
Berry Global, Inc., 5.13%, 07/15/2023(c)	1,104,000	1,109,520
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	3,310,000	3,438,263
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	5,519,000	5,808,747
OI European Group B.V., 4.00%, 03/15/2023(b)(c)	1,714,000	1,768,634
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)	4,047,000	4,360,642
6.63%, 05/13/2027(b)(c)	3,857,000	4,194,487
Sealed Air Corp., 5.25%, 04/01/2023(b)	2,348,000	2,481,038
		28,922,640
Diversified Telecommunication Services-0.74%
Lumen Technologies, Inc., Series W, 6.75%, 12/01/2023	4,140,000	4,572,237
Electric Utilities-2.03%
FirstEnergy Corp., Series B, 4.75%, 03/15/2023	4,686,000	4,948,857
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	2,102,000	2,079,004
PG&E Corp., 5.00%, 07/01/2028(c)	5,510,000	5,489,337
		12,517,198
Electrical Equipment-0.74%
EnerSys, 5.00%, 04/30/2023(b)	1,631,000	1,709,353
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	2,653,000	2,840,925
		4,550,278
Energy Equipment & Services-1.22%
Precision Drilling Corp. (Canada), 7.75%, 12/15/2023	1,551,000	1,569,224
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)(c)	5,510,000	5,933,781
		7,503,005
Entertainment-0.73%
Cinemark USA, Inc., 4.88%, 06/01/2023	4,495,000	4,505,271
Equity REITs-0.86%
GEO Group, Inc. (The), 5.13%, 04/01/2023(c)	1,569,000	1,320,086
Mack-Cali Realty L.P., 3.15%, 05/15/2023(c)	1,192,000	1,250,322
Service Properties Trust, 4.50%, 06/15/2023	2,712,000	2,722,428
		5,292,836
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Food & Staples Retailing-1.66%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	$4,136,000	$4,244,487
Fresh Market, Inc. (The), 9.75%, 05/01/2023(b)	4,369,000	4,500,638
Ingles Markets, Inc., 5.75%, 06/15/2023	1,467,000	1,475,751
		10,220,876
Food Products-0.87%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(b)	4,899,000	5,365,630
Gas Utilities-0.29%
LBC Tank Terminals Holding Netherlands B.V. (Belgium), 6.88%, 05/15/2023(b)	1,808,000	1,815,982
Health Care Equipment & Supplies-2.63%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027(b)(c)	10,480,000	11,002,323
Hologic, Inc., 4.63%, 02/01/2028(b)	2,210,000	2,309,450
Teleflex, Inc., 4.25%, 06/01/2028(b)	2,755,000	2,844,538
		16,156,311
Health Care Providers & Services-6.10%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(b)	2,445,000	2,594,768
5.00%, 04/15/2029(b)	2,616,000	2,720,993
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	8,549,000	8,909,383
HCA, Inc., 5.88%, 05/01/2023	6,889,000	7,497,161
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)(c)	4,410,000	4,554,031
Tenet Healthcare Corp., 6.75%, 06/15/2023	10,320,000	11,225,580
		37,501,916
Hotels, Restaurants & Leisure-5.49%
Brinker International, Inc., 3.88%, 05/15/2023(c)	1,563,000	1,608,913
Carnival Corp., 10.50%, 02/01/2026(b)(c)	4,205,000	4,968,165
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)(c)	2,600,000	2,655,380
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	2,754,000	2,867,616
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)	2,755,000	2,971,942
International Game Technology PLC, 4.13%, 04/15/2026(b)	4,300,000	4,445,405
MGM Resorts International, 6.00%, 03/15/2023	6,891,000	7,364,756
Travel + Leisure Co., 3.90%, 03/01/2023(c)	2,205,000	2,276,663
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)(c)	2,679,000	2,757,361
Yum! Brands, Inc., 3.88%, 11/01/2023(c)	1,766,000	1,859,969
		33,776,170
Household Durables-2.49%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	1,716,000	1,719,775
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	1,305,000	1,401,074
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	1,585,000	1,673,855
KB Home, 7.63%, 05/15/2023	1,931,000	2,100,870
	Principal Amount	Value
Household Durables-(continued)
Newell Brands, Inc., 4.35%, 04/01/2023	$6,034,000	$6,354,375
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	1,926,000	2,063,026
		15,312,975
Household Products-0.66%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	1,650,000	1,736,897
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	2,207,000	2,313,079
		4,049,976
Independent Power and Renewable Electricity Producers-1.25%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	4,689,000	4,857,452
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	2,761,000	2,848,676
		7,706,128
Interactive Media & Services-0.50%
Rackspace Technology Global, Inc., 5.38%, 12/01/2028(b)(c)	3,030,000	3,061,815
Internet & Direct Marketing Retail-0.24%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	1,305,000	1,467,570
IT Services-1.24%
Gartner, Inc., 4.50%, 07/01/2028(b)(c)	4,408,000	4,647,884
Unisys Corp., 6.88%, 11/01/2027(b)	2,727,000	2,979,779
		7,627,663
Leisure Products-0.78%
Mattel, Inc.
3.15%, 03/15/2023	1,315,000	1,348,269
3.38%, 04/01/2026(b)	3,310,000	3,442,632
		4,790,901
Machinery-0.34%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)(c)	2,070,000	2,081,282
Media-4.17%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	2,758,000	2,785,097
CSC Holdings LLC, 5.38%, 02/01/2028(b)	5,610,000	5,904,525
DISH DBS Corp., 5.00%, 03/15/2023	8,276,000	8,607,040
GCI LLC, 4.75%, 10/15/2028(b)	3,304,000	3,374,227
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	4,687,000	4,979,680
		25,650,569
Metals & Mining-6.18%
Alcoa Nederland Holding B.V.
5.50%, 12/15/2027(b)(c)	4,210,000	4,567,703
6.13%, 05/15/2028(b)	2,700,000	2,943,135
Allegheny Technologies, Inc., 7.88%, 08/15/2023(c)	2,755,000	3,045,735
Arconic Corp., 6.13%, 02/15/2028(b)	4,960,000	5,286,120
Commercial Metals Co., 4.88%, 05/15/2023	1,819,000	1,921,637
Constellium SE, 5.63%, 06/15/2028(b)	1,700,000	1,807,058
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	5,494,000	5,703,349
4.13%, 03/01/2028	3,865,000	4,038,925
4.38%, 08/01/2028	3,585,000	3,791,675

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Joseph T. Ryerson & Son, Inc., 8.50%, 08/01/2028(b)	$2,344,000	$2,600,035
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	2,091,000	2,281,866
		37,987,238
Mortgage REITs-0.28%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	1,625,000	1,702,188
Multiline Retail-0.53%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023(c)	3,215,000	3,239,113
Oil, Gas & Consumable Fuels-8.50%
Antero Resources Corp., 5.63%, 06/01/2023(c)	3,033,000	3,033,000
Buckeye Partners L.P., 4.15%, 07/01/2023	2,709,000	2,805,115
Callon Petroleum Co., 6.25%, 04/15/2023(c)	2,990,000	2,832,128
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023	1,795,000	1,779,061
Cheniere Energy, Inc., 4.63%, 10/15/2028(b)	10,848,000	11,404,774
DCP Midstream Operating L.P., 3.88%, 03/15/2023(c)	2,758,000	2,869,478
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 01/30/2028(b)	5,510,000	5,840,214
EQM Midstream Partners L.P., 4.75%, 07/15/2023	3,311,000	3,469,994
Frontera Energy Corp. (Colombia), 9.70%, 06/25/2023(b)	1,938,000	1,914,744
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023(c)	2,950,000	2,876,250
Occidental Petroleum Corp., 2.70%, 02/15/2023(c)	5,112,000	5,149,139
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023(c)	3,064,000	3,062,100
Range Resources Corp., 5.00%, 03/15/2023(c)	2,937,000	3,025,110
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)(c)	2,203,000	2,229,161
		52,290,268
Personal Products-1.16%
Avon Products, Inc. (United Kingdom), 6.50%, 03/15/2023	2,546,000	2,741,482
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	4,135,000	4,406,463
		7,147,945
Pharmaceuticals-2.90%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	1,895,000	1,994,819
Elanco Animal Health, Inc., 5.27%, 08/28/2023	4,134,000	4,477,804
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	11,117,000	11,353,236
		17,825,859
Professional Services-0.68%
Jaguar Holding Co. II/PPD Development L.P., 5.00%, 06/15/2028(b)	3,865,000	4,183,631
	Principal Amount	Value
Real Estate Management & Development-1.00%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)	$3,532,000	$3,810,145
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(b)(c)	2,246,000	2,339,770
		6,149,915
Road & Rail-0.84%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)(c)	2,211,000	2,213,764
Uber Technologies, Inc., 6.25%, 01/15/2028(b)(c)	2,756,000	2,976,480
		5,190,244
Semiconductors & Semiconductor Equipment-0.37%
Entegris, Inc., 4.38%, 04/15/2028(b)(c)	2,168,000	2,262,850
Specialty Retail-2.02%
Caleres, Inc., 6.25%, 08/15/2023	1,046,000	1,053,437
Gap, Inc. (The)
8.38%, 05/15/2023(b)(c)	2,755,000	3,126,457
8.88%, 05/15/2027(b)	5,510,000	6,407,661
L Brands, Inc., 5.63%, 10/15/2023(c)	1,671,000	1,817,363
		12,404,918
Technology Hardware, Storage & Peripherals-2.75%
EMC Corp., 3.38%, 06/01/2023	5,517,000	5,696,882
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	2,190,000	2,395,181
Seagate HDD Cayman, 4.75%, 06/01/2023(c)	2,980,000	3,196,125
Xerox Corp., 4.38%, 03/15/2023	5,425,000	5,641,023
		16,929,211
Thrifts & Mortgage Finance-0.95%
Quicken Loans LLC, 5.25%, 01/15/2028(b)	5,570,000	5,831,149
Trading Companies & Distributors-3.31%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	2,184,000	2,522,520
United Rentals North America, Inc., 4.88%, 01/15/2028	9,201,000	9,730,518
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)	7,304,000	8,108,243
		20,361,281
Wireless Telecommunication Services-4.26%
Sprint Corp., 7.88%, 09/15/2023	16,937,000	19,212,656
T-Mobile USA, Inc., 4.75%, 02/01/2028(c)	6,539,000	6,997,449
		26,210,105
Total U.S. Dollar Denominated Bonds & Notes (Cost $579,478,238)		588,050,031
	Shares
Money Market Funds-3.25%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $19,987,639)	19,987,639	19,987,639
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $599,465,877)		608,037,670

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.44%
Invesco Private Government Fund, 0.01%(d)(e)(f)	30,615,029	$30,615,029
Invesco Private Prime Fund, 0.09%(d)(e)(f)	45,904,182	45,922,545
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,537,573)		76,537,574
TOTAL INVESTMENTS IN SECURITIES-111.29% (Cost $676,003,450)		684,575,244
OTHER ASSETS LESS LIABILITIES-(11.29)%		(69,455,759)
NET ASSETS-100.00%		$615,119,485

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $312,898,512, which represented 50.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$122,940,188	$(102,952,549)	$-	$-	$19,987,639	$2,652
Invesco Premier U.S. Government Money Portfolio, Institutional Class	7,208,077	11,401,325	(18,609,402)	-	-	-	72
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,260,253	81,263,885	(58,909,109)	-	-	30,615,029	1,622*
Invesco Private Prime Fund	2,753,473	107,924,300	(64,756,510)	1	1,281	45,922,545	14,781*
Total	$18,221,803	$323,529,698	$(245,227,570)	$1	$1,281	$96,525,213	$19,127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.49%
Aerospace & Defense-1.55%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)(c)	$2,853,000	$2,931,757
Triumph Group, Inc., 8.88%, 06/01/2024(b)	1,680,000	1,863,750
		4,795,507
Airlines-0.29%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	869,000	903,399
Auto Components-1.30%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	1,591,000	1,643,400
Tenneco, Inc.
5.38%, 12/15/2024	683,000	688,631
7.88%, 01/15/2029(b)(c)	1,510,000	1,691,132
		4,023,163
Automobiles-3.55%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)	1,490,000	1,618,848
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	2,200,000	2,289,936
3.66%, 09/08/2024	2,300,000	2,404,753
4.06%, 11/01/2024(c)	4,450,000	4,710,214
		11,023,751
Banks-2.54%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	1,311,000	1,349,176
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)	5,980,000	6,523,591
		7,872,767
Capital Markets-1.25%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	697,000	726,274
MSCI, Inc., 4.00%, 11/15/2029(b)	3,030,000	3,146,594
		3,872,868
Chemicals-3.08%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)(c)	1,743,000	1,620,075
INEOS Group Holdings S.A. (Luxembourg), 5.63%, 08/01/2024(b)(c)	1,500,000	1,513,253
OCI N.V. (Netherlands), 5.25%, 11/01/2024(b)	1,600,000	1,651,496
Olin Corp., 5.63%, 08/01/2029(c)	2,270,000	2,472,007
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	1,240,000	1,295,124
WR Grace & Co.-Conn, 5.63%, 10/01/2024(b)	905,000	998,233
		9,550,188
Commercial Services & Supplies-0.31%
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	900,000	978,476
Construction & Engineering-0.21%
AECOM, 5.88%, 10/15/2024	566,000	641,193
Construction Materials-0.20%
US Concrete, Inc., 6.38%, 06/01/2024	604,000	617,288
Consumer Finance-2.75%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)(c)	1,580,000	1,639,692
Enova International, Inc., 8.50%, 09/01/2024(b)	774,000	794,314
	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	$1,668,000	$1,728,215
Navient Corp.
6.13%, 03/25/2024	2,574,000	2,762,198
5.88%, 10/25/2024	1,514,000	1,612,448
		8,536,867
Containers & Packaging-2.14%
Graphic Packaging International LLC, 4.13%, 08/15/2024	727,000	773,270
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	4,515,000	4,562,114
Sealed Air Corp., 5.13%, 12/01/2024(b)	1,186,000	1,295,088
		6,630,472
Distributors-0.62%
Wolverine Escrow LLC, 8.50%, 11/15/2024(b)	1,966,000	1,934,052
Diversified Consumer Services-1.69%
Blackboard, Inc., 10.38%, 11/15/2024(b)(c)	743,000	787,116
Cengage Learning, Inc., 9.50%, 06/15/2024(b)(c)	1,960,000	1,998,406
Service Corp. International, 5.13%, 06/01/2029	2,259,000	2,448,078
		5,233,600
Diversified Financial Services-1.76%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	2,980,000	3,079,786
Fairstone Financial, Inc. (Canada), 7.88%, 07/15/2024(b)	1,286,000	1,341,915
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	1,000,000	1,031,595
		5,453,296
Diversified Telecommunication Services-2.40%
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	1,894,000	1,958,387
Lumen Technologies, Inc., Series Y, 7.50%, 04/01/2024(c)	3,029,000	3,396,266
McGraw Hill LLC/McGraw-Hill Global Education Finance, Inc., 8.00%, 11/30/2024(b)	2,080,000	2,108,662
		7,463,315
Electric Utilities-1.45%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)(c)	2,117,000	2,245,619
NRG Energy, Inc., 5.25%, 06/15/2029(b)	2,139,000	2,251,447
		4,497,066
Electrical Equipment-0.41%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	1,154,000	1,282,059
Electronic Equipment, Instruments & Components-0.63%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	1,738,000	1,944,405
Energy Equipment & Services-0.85%
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	1,050,000	1,135,328
Oceaneering International, Inc., 4.65%, 11/15/2024	1,510,000	1,517,414
		2,652,742
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Entertainment-1.01%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	$1,743,000	$1,776,988
Netflix, Inc., 5.75%, 03/01/2024	1,212,000	1,361,228
		3,138,216
Equity REITs-3.75%
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)(c)	1,513,000	1,560,440
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	3,178,000	3,416,350
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	1,490,000	1,387,563
SBA Communications Corp., 4.88%, 09/01/2024	3,332,000	3,404,904
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/2024(b)	1,820,000	1,876,875
		11,646,132
Food & Staples Retailing-1.55%
Performance Food Group, Inc., 5.50%, 06/01/2024(b)	1,056,000	1,060,868
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)(c)	3,410,000	3,755,825
		4,816,693
Food Products-3.12%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	4,135,000	4,640,028
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	2,527,000	2,615,445
Post Holdings, Inc., 5.50%, 12/15/2029(b)(c)	2,270,000	2,427,425
		9,682,898
Gas Utilities-0.73%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024(c)	2,049,000	2,260,149
Health Care Equipment & Supplies-0.92%
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029(b)	2,727,000	2,859,941
Health Care Providers & Services-2.66%
Owens & Minor, Inc., 4.38%, 12/15/2024	630,000	652,444
Tenet Healthcare Corp.
4.63%, 07/15/2024	5,662,000	5,745,514
4.63%, 09/01/2024(b)	1,816,000	1,859,239
		8,257,197
Hotels, Restaurants & Leisure-8.47%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	2,311,000	2,338,062
Carnival Corp.
7.63%, 03/01/2026(b)(c)	4,423,000	4,848,714
9.88%, 08/01/2027(b)	2,730,000	3,205,088
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024(c)	1,362,000	1,381,694
Diamond Resorts International, Inc., 10.75%, 09/01/2024(b)	1,813,000	1,901,656
Gateway Casinos & Entertainment Ltd. (Canada), 8.25%, 03/01/2024(b)	827,000	820,702
Golden Nugget, Inc., 6.75%, 10/15/2024(b)(c)	4,069,000	4,111,847
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024	$904,000	$952,920
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(b)	1,070,000	1,120,750
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)	1,514,000	1,584,416
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	3,027,000	3,059,056
Travel + Leisure Co., 5.65%, 04/01/2024(c)	866,000	947,789
		26,272,694
Household Durables-1.03%
Newell Brands, Inc., 4.00%, 12/01/2024	500,000	533,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	1,048,000	1,142,325
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	1,365,000	1,519,409
		3,195,484
Industrial Conglomerates-1.12%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	3,333,000	3,477,652
Interactive Media & Services-0.37%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	1,057,000	1,136,677
IT Services-0.19%
Flexential Intermediate Corp., 11.25%, 08/01/2024(b)	550,000	594,344
Machinery-1.65%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	669,000	705,437
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	1,246,000	1,295,971
Terex Corp., 5.00%, 05/15/2029(b)	1,810,000	1,884,807
Welbilt, Inc., 9.50%, 02/15/2024(c)	1,182,000	1,242,578
		5,128,793
Marine-0.51%
Stena AB (Sweden), 7.00%, 02/01/2024(b)(c)	1,500,000	1,574,948
Media-14.07%
AMC Networks, Inc., 5.00%, 04/01/2024(c)	1,192,000	1,207,579
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029(b)	4,543,000	4,942,852
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	2,832,000	2,975,724
CSC Holdings LLC
5.25%, 06/01/2024	2,233,000	2,424,915
6.50%, 02/01/2029(b)	5,300,000	5,805,010
DISH DBS Corp., 5.88%, 11/15/2024	6,057,000	6,458,276
Lamar Media Corp., 4.88%, 01/15/2029(c)	1,130,000	1,191,303
MDC Partners, Inc., 7.50%, 05/01/2024(b)(d)	2,679,000	2,732,366
Salem Media Group, Inc., 6.75%, 06/01/2024(b)(c)	670,000	655,126
Sirius XM Radio, Inc.
4.63%, 07/15/2024(b)(c)	4,540,000	4,659,175
5.50%, 07/01/2029(b)(c)	3,790,000	4,088,463

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Media-(continued)
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	$1,815,000	$1,985,229
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	4,220,000	4,520,675
		43,646,693
Metals & Mining-2.67%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(c)	1,200,000	1,271,820
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	641,000	660,964
Constellium SE, 5.75%, 05/15/2024(b)	1,150,000	1,164,087
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	2,134,000	2,318,207
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	1,800,000	1,874,259
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)(c)	978,000	998,323
		8,287,660
Multiline Retail-0.48%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024(c)	1,464,000	1,500,600
Oil, Gas & Consumable Fuels-8.79%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	1,941,000	1,999,230
Antero Resources Corp., 7.63%, 02/01/2029(b)	2,040,000	2,246,937
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)(c)	1,140,000	1,109,448
Callon Petroleum Co., 6.13%, 10/01/2024	1,390,000	1,284,124
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	610,000	670,671
Chesapeake Energy Corp., 5.88%, 02/01/2029(b)	1,520,000	1,642,140
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	1,585,000	1,651,047
EQM Midstream Partners L.P., 4.00%, 08/01/2024	1,490,000	1,526,475
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	1,031,000	1,034,985
Murphy Oil Corp., 6.88%, 08/15/2024(c)	1,669,000	1,711,284
Occidental Petroleum Corp., 6.95%, 07/01/2024	1,755,000	1,953,754
PDC Energy, Inc., 6.13%, 09/15/2024	1,213,000	1,241,809
Range Resources Corp., 8.25%, 01/15/2029(b)	1,820,000	2,031,875
SM Energy Co., 5.00%, 01/15/2024	960,000	935,621
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029(b)	2,510,000	2,497,186
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	2,020,000	2,247,250
Weatherford International Ltd., 8.75%, 09/01/2024(b)	1,417,000	1,482,536
		27,266,372
Pharmaceuticals-2.57%
Bausch Health Cos., Inc., 7.25%, 05/30/2029(b)	2,270,000	2,346,613
	Principal Amount	Value
Pharmaceuticals-(continued)
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)(c)	$950,000	$942,699
Jazz Securities DAC, 4.38%, 01/15/2029(b)	4,550,000	4,685,317
		7,974,629
Semiconductors & Semiconductor Equipment-0.89%
Qorvo, Inc., 4.38%, 10/15/2029	2,526,000	2,751,370
Software-4.23%
BY Crown Parent LLC, 7.38%, 10/15/2024(b)	1,009,000	1,031,536
CDK Global, Inc.
5.00%, 10/15/2024(c)	1,490,000	1,644,230
5.25%, 05/15/2029(b)	1,510,000	1,633,511
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/2024(b)	6,073,000	6,249,876
Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 02/01/2024(b)(c)	2,501,000	2,573,341
		13,132,494
Specialty Retail-0.78%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	705,000	694,457
L Brands, Inc., 7.50%, 06/15/2029(c)	1,493,000	1,721,048
		2,415,505
Technology Hardware, Storage & Peripherals-2.98%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	4,602,000	4,699,793
Diebold Nixdorf, Inc., 8.50%, 04/15/2024(c)	1,207,000	1,238,798
NCR Corp., 6.13%, 09/01/2029(b)	1,490,000	1,620,725
Seagate HDD Cayman, 4.88%, 03/01/2024(c)	1,558,000	1,684,588
		9,243,904
Textiles, Apparel & Luxury Goods-0.93%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	2,722,000	2,892,125
Tobacco-0.86%
Vector Group Ltd., 5.75%, 02/01/2029(b)	2,650,000	2,679,879
Trading Companies & Distributors-0.34%
WESCO Distribution, Inc., 5.38%, 06/15/2024	1,045,000	1,065,174
Wireless Telecommunication Services-2.84%
Sprint Corp., 7.13%, 06/15/2024	7,624,000	8,799,316
Total U.S. Dollar Denominated Bonds & Notes (Cost $300,315,356)		305,604,013
	Shares
Money Market Funds-1.85%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $5,749,762)	5,749,762	5,749,762
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $306,065,118)		311,353,775
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.63%
Invesco Private Government Fund, 0.01%(e)(f)(g)	15,671,344	15,671,344

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(e)(f)(g)	23,497,617	$23,507,016
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,178,360)		39,178,360
TOTAL INVESTMENTS IN SECURITIES-112.97% (Cost $345,243,478)		350,532,135
OTHER ASSETS LESS LIABILITIES-(12.97)%		(40,237,730)
NET ASSETS-100.00%		$310,294,405

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $193,802,699, which represented 62.46% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$70,501,287	$(64,751,525)	$-	$-	$5,749,762	$1,162
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,661,538	5,224,030	(8,885,568)	-	-	-	26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,302,260	56,126,345	(44,757,261)	-	-	15,671,344	906*
Invesco Private Prime Fund	1,434,103	72,237,421	(50,165,185)	-	677	23,507,016	8,392*
Total	$9,397,901	$204,089,083	$(168,559,539)	$-	$677	$44,928,122	$10,486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.64%
Aerospace & Defense-1.85%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)(c)	$1,984,000	$2,001,410
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	364,000	381,570
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)	671,000	708,747
7.50%, 04/15/2025(b)	1,585,000	1,697,931
		4,789,658
Air Freight & Logistics-0.21%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(c)	475,000	538,211
Airlines-1.93%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	660,000	596,531
American Airlines, Inc., 11.75%, 07/15/2025(b)	3,500,000	4,394,775
		4,991,306
Auto Components-0.70%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025(c)	912,000	946,040
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	525,000	542,021
GC EOS Buyer, Inc., 9.25%, 08/01/2025(b)	285,000	308,726
		1,796,787
Automobiles-6.33%
Ford Motor Co., 9.00%, 04/22/2025	4,350,000	5,320,267
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	700,000	754,110
5.13%, 06/16/2025	2,100,000	2,300,812
4.13%, 08/04/2025	1,800,000	1,911,600
3.38%, 11/13/2025	2,580,000	2,644,642
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	880,000	955,764
Tesla, Inc., 5.30%, 08/15/2025(b)	2,378,000	2,467,960
		16,355,155
Banks-0.37%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	914,000	953,645
Building Products-0.49%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/2025(b)	671,000	724,549
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	532,000	542,983
		1,267,532
Capital Markets-1.51%
Deutsche Bank AG (Germany), 4.50%, 04/01/2025(c)	2,100,000	2,280,049
MSCI, Inc., 3.63%, 09/01/2030(b)	1,190,000	1,203,578
StoneX Group, Inc., 8.63%, 06/15/2025(b)	399,000	427,877
		3,911,504
Chemicals-3.36%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	254,000	267,494
Avient Corp., 5.75%, 05/15/2025(b)	843,000	893,572
Chemours Co. (The), 7.00%, 05/15/2025(c)	993,000	1,022,864
Consolidated Energy Finance S.A. (Switzerland), 6.88%, 06/15/2025(b)	646,000	651,633
Koppers, Inc., 6.00%, 02/15/2025(b)	661,000	679,392
	Principal Amount	Value
Chemicals-(continued)
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/2025(b)(c)	$535,000	$543,175
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	590,000	615,066
Olin Corp., 9.50%, 06/01/2025(b)	661,000	822,020
PQ Corp., 5.75%, 12/15/2025(b)	367,000	378,179
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	671,000	691,284
SPCM S.A. (France), 4.88%, 09/15/2025(b)	600,000	614,418
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	663,000	677,115
Venator Finance S.a.r.l./Venator Materials LLC
9.50%, 07/01/2025(b)	264,000	297,554
5.75%, 07/15/2025(b)	531,000	523,970
		8,677,736
Commercial Services & Supplies-3.13%
Aptim Corp., 7.75%, 06/15/2025(b)(c)	680,000	597,744
Core & Main L.P., 6.13%, 08/15/2025(b)	991,000	1,013,297
Covanta Holding Corp.
5.88%, 07/01/2025	485,000	502,026
5.00%, 09/01/2030(c)	585,000	603,381
Garda World Security Corp. (Canada), 8.75%, 05/15/2025(b)	193,000	201,444
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)(c)	671,000	696,323
3.75%, 08/01/2025(b)	994,000	1,019,605
Intrado Corp., 8.50%, 10/15/2025(b)	1,138,000	1,132,748
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)(c)	1,244,000	1,270,435
Matthews International Corp., 5.25%, 12/01/2025(b)	343,000	355,477
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	663,000	684,770
		8,077,250
Communications Equipment-1.05%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	1,734,000	1,772,460
ViaSat, Inc., 5.63%, 09/15/2025(b)	923,000	944,460
		2,716,920
Construction & Engineering-0.85%
PowerTeam Services LLC, 9.03%, 12/04/2025(b)	1,362,000	1,505,902
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	668,000	692,365
		2,198,267
Construction Materials-0.74%
Associated Materials LLC/AMH New Finance, Inc., 9.00%, 09/01/2025(b)	254,000	270,510
Picasso Finance Sub, Inc., 6.13%, 06/15/2025(b)(c)	802,000	847,149
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/2025(b)	364,000	369,877
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)(c)	403,000	423,613
		1,911,149
Consumer Finance-2.49%
Ally Financial, Inc., 5.75%, 11/20/2025	1,393,000	1,604,157
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Curo Group Holdings Corp., 8.25%, 09/01/2025(b)	$1,013,000	$1,039,591
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	464,000	470,668
Navient Corp., 6.75%, 06/25/2025(c)	675,000	742,584
OneMain Finance Corp., 6.88%, 03/15/2025	1,650,000	1,866,563
SLM Corp., 4.20%, 10/29/2025(c)	681,000	722,725
		6,446,288
Containers & Packaging-2.32%
Ball Corp., 5.25%, 07/01/2025	1,331,000	1,508,475
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	1,785,000	1,759,707
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)(c)	362,000	386,786
6.38%, 08/15/2025(b)	364,000	404,722
Pactiv LLC, 7.95%, 12/15/2025	332,000	369,350
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)(c)	663,000	680,606
Sealed Air Corp., 5.50%, 09/15/2025(b)(c)	493,000	548,771
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)(c)	323,000	330,597
		5,989,014
Diversified Consumer Services-0.15%
Laureate Education, Inc., 8.25%, 05/01/2025(b)	367,000	382,350
Diversified Financial Services-1.22%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	994,000	1,080,548
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)(c)	409,000	425,871
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	1,620,000	1,651,347
		3,157,766
Diversified Telecommunication Services-0.88%
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b)	461,000	488,084
Level 3 Financing, Inc., 5.38%, 05/01/2025	1,052,000	1,078,878
Lumen Technologies, Inc., 5.63%, 04/01/2025	662,000	711,736
		2,278,698
Electric Utilities-1.26%
DPL, Inc., 4.13%, 07/01/2025	495,000	529,650
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	800,000	827,004
PG&E Corp., 5.25%, 07/01/2030(c)	1,327,000	1,343,587
Talen Energy Supply LLC, 6.50%, 06/01/2025(c)	642,000	543,293
		3,243,534
Electrical Equipment-0.40%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	932,000	1,037,838
Electronic Equipment, Instruments & Components-0.56%
Brightstar Escrow Corp., 9.75%, 10/15/2025(b)	565,000	615,372
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	784,000	820,664
		1,436,036
	Principal Amount	Value
Energy Equipment & Services-0.73%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)(c)	$469,000	$472,811
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	334,000	343,150
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	420,000	381,026
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)	616,000	693,206
		1,890,193
Entertainment-1.25%
AMC Entertainment Holdings, Inc., 10.50%, 04/15/2025(b)	611,000	663,702
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	600,000	616,743
Netflix, Inc.
5.88%, 02/15/2025(c)	1,033,000	1,191,638
3.63%, 06/15/2025(b)	711,000	763,272
		3,235,355
Equity REITs-4.00%
CTR Partnership L.P./CareTrust Capital Corp., 5.25%, 06/01/2025	370,000	380,367
FelCor Lodging L.P., 6.00%, 06/01/2025	574,000	588,390
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	1,711,000	1,788,705
iStar, Inc., 4.25%, 08/01/2025	662,000	671,520
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)(c)	1,048,000	1,113,469
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	843,000	912,885
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	3,008,000	3,226,080
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)(c)	972,000	991,323
XHR L.P., 6.38%, 08/15/2025(b)	631,000	670,390
		10,343,129
Food & Staples Retailing-1.27%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 5.75%, 03/15/2025(c)	263,000	270,433
Dole Food Co., Inc., 7.25%, 06/15/2025(b)(c)	395,000	404,142
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	333,000	356,498
Rite Aid Corp., 7.50%, 07/01/2025(b)	821,000	852,851
US Foods, Inc., 6.25%, 04/15/2025(b)	1,327,000	1,407,668
		3,291,592
Food Products-1.06%
B&G Foods, Inc., 5.25%, 04/01/2025	1,214,000	1,248,902
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	709,000	738,633
Del Monte Foods, Inc., 11.88%, 05/15/2025(b)	657,000	752,948
		2,740,483
Gas Utilities-0.42%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	991,000	1,091,255

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-0.12%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.38%, 06/01/2025(b)	$290,000	$311,222
Health Care Providers & Services-6.35%
Air Methods Corp., 8.00%, 05/15/2025(b)	621,000	582,188
Akumin, Inc., 7.00%, 11/01/2025(b)	581,000	602,021
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	1,274,000	1,298,002
Community Health Systems, Inc., 6.63%, 02/15/2025(b)	1,930,000	2,033,737
Encompass Health Corp., 5.75%, 09/15/2025	463,000	477,478
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	812,000	835,369
HCA, Inc.
5.38%, 02/01/2025	3,430,000	3,841,600
7.69%, 06/15/2025	141,000	172,492
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	762,000	807,507
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	1,328,000	1,420,960
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	1,060,000	1,097,073
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)(c)	485,000	495,042
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)(c)	902,000	839,988
Tenet Healthcare Corp., 5.13%, 05/01/2025	1,877,000	1,905,183
		16,408,640
Hotels, Restaurants & Leisure-11.56%
Aramark Services, Inc., 5.00%, 04/01/2025(b)	793,000	813,816
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	4,689,000	4,952,756
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025(b)(c)	1,323,000	1,389,084
5.25%, 10/15/2025(b)(c)	2,388,000	2,409,540
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	1,287,000	1,346,524
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	628,000	617,516
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	722,000	769,836
ESH Hospitality, Inc., 5.25%, 05/01/2025(b)	1,718,000	1,752,360
Golden Nugget, Inc., 8.75%, 10/01/2025(b)(c)	657,000	695,060
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	651,000	686,219
International Game Technology PLC, 6.50%, 02/15/2025(b)	1,500,000	1,663,680
MGM Resorts International, 5.75%, 06/15/2025	892,000	981,200
Powdr Corp., 6.00%, 08/01/2025(b)	365,000	385,303
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	1,049,000	1,228,641
7.38%, 09/01/2025(b)	1,125,000	1,213,594
Scientific Games International, Inc.
8.63%, 07/01/2025(b)	772,000	842,754
5.00%, 10/15/2025(b)	1,598,000	1,647,937
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025(b)	296,000	321,437
9.50%, 08/01/2025(b)	691,000	746,864
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	$420,000	$423,902
Station Casinos LLC, 5.00%, 10/01/2025(b)	627,000	641,697
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	363,000	357,063
Travel + Leisure Co., 6.60%, 10/01/2025	453,000	511,487
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	762,000	810,646
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	2,495,000	2,663,412
		29,872,328
Household Durables-2.26%
American Greetings Corp., 8.75%, 04/15/2025(b)	342,000	355,995
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/2025(b)	303,000	314,385
At Home Holding III, Inc., 8.75%, 09/01/2025(b)	334,000	373,450
Beazer Homes USA, Inc., 6.75%, 03/15/2025	278,000	288,650
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 6.38%, 05/15/2025(b)	473,000	484,096
Century Communities, Inc., 5.88%, 07/15/2025	525,000	544,063
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	631,000	668,475
M/I Homes, Inc., 5.63%, 08/01/2025	315,000	326,386
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	802,000	805,096
Meritage Homes Corp., 6.00%, 06/01/2025	484,000	551,983
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	384,000	410,383
Newell Brands, Inc., 4.88%, 06/01/2025(c)	633,000	705,595
		5,828,557
Household Products-0.93%
Central Garden & Pet Co., 4.13%, 10/15/2030	694,000	708,800
Spectrum Brands, Inc.
5.75%, 07/15/2025	1,213,000	1,244,841
5.50%, 07/15/2030(b)	420,000	451,733
		2,405,374
Industrial Conglomerates-0.92%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)(c)	1,331,000	1,365,087
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	987,000	1,019,823
		2,384,910
Insurance-1.08%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	1,235,000	1,262,899
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	660,000	675,563
USI, Inc., 6.88%, 05/01/2025(b)(c)	829,000	843,781
		2,782,243
Interactive Media & Services-0.27%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	655,000	705,871

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
IT Services-0.16%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)(c)	$414,000	$425,385
Leisure Products-0.82%
Mattel, Inc., 6.75%, 12/31/2025(b)	2,004,000	2,114,040
Machinery-1.48%
Meritor, Inc., 6.25%, 06/01/2025(b)(c)	415,000	441,722
Navistar International Corp.
9.50%, 05/01/2025(b)(c)	742,000	803,104
6.63%, 11/01/2025(b)	1,454,000	1,506,707
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/2025(b)	671,000	687,835
Wabash National Corp., 5.50%, 10/01/2025(b)	384,000	396,006
		3,835,374
Media-1.70%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	1,044,000	1,074,015
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)	362,000	386,779
Meredith Corp., 6.50%, 07/01/2025(b)	395,000	426,715
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	515,000	546,801
Univision Communications, Inc., 5.13%, 02/15/2025(b)	1,918,000	1,950,366
		4,384,676
Metals & Mining-1.42%
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025(c)	536,000	553,570
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	792,000	853,471
4.63%, 08/01/2030(c)	1,143,000	1,256,431
United States Steel Corp., 6.88%, 08/15/2025(c)	993,000	1,017,825
		3,681,297
Mortgage REITs-0.73%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	464,000	472,700
New Residential Investment Corp., 6.25%, 10/15/2025(b)	742,000	742,950
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	651,000	680,445
		1,896,095
Multiline Retail-0.73%
Macy’s, Inc., 8.38%, 06/15/2025(b)(c)	1,711,000	1,892,879
Oil, Gas & Consumable Fuels-12.89%
Antero Resources Corp., 5.00%, 03/01/2025(c)	781,000	801,501
Apache Corp., 4.63%, 11/15/2025(c)	661,000	702,312
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)(c)	761,000	818,277
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	1,480,000	1,541,080
Comstock Resources, Inc., 7.50%, 05/15/2025(b)	329,000	341,668
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025(c)	689,000	708,275
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	$1,567,000	$1,621,516
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	843,000	844,952
DCP Midstream Operating L.P., 5.38%, 07/15/2025	1,113,000	1,220,577
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	900,000	953,136
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	792,000	841,559
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	969,000	993,065
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	913,000	990,596
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	665,000	670,130
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 10/01/2025(b)	556,000	564,977
Laredo Petroleum, Inc., 9.50%, 01/15/2025(c)	767,000	805,492
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)(c)	514,000	537,130
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	677,000	701,399
Murphy Oil Corp., 5.75%, 08/15/2025(c)	729,000	749,711
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	1,100,000	1,128,594
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)	1,650,000	1,676,730
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	491,000	430,020
NuStar Logistics L.P., 5.75%, 10/01/2025	792,000	843,975
Occidental Petroleum Corp.
3.50%, 06/15/2025	1,104,000	1,106,070
8.00%, 07/15/2025(c)	721,000	848,898
5.88%, 09/01/2025(c)	1,186,000	1,286,573
5.50%, 12/01/2025(c)	992,000	1,067,665
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	364,000	368,141
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025(c)	960,000	781,714
Range Resources Corp., 4.88%, 05/15/2025(c)	993,000	1,011,619
SM Energy Co., 5.63%, 06/01/2025	440,000	421,982
Southwestern Energy Co., 6.45%, 01/23/2025(c)	1,132,000	1,241,204
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	816,000	845,580
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	1,257,000	1,359,728
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	364,000	360,768
Western Midstream Operating L.P.
4.35%, 02/01/2025	1,322,000	1,379,837
3.95%, 06/01/2025	709,000	737,271
		33,303,722
Paper & Forest Products-0.15%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	355,000	375,654

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-2.97%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	$4,587,000	$4,689,061
5.50%, 11/01/2025(b)	2,308,000	2,372,162
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	565,000	600,742
		7,661,965
Professional Services-0.52%
Jaguar Holding Co. II/PPD Development L.P., 4.63%, 06/15/2025(b)	671,000	703,715
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	630,000	648,112
		1,351,827
Real Estate Management & Development-0.88%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	812,000	858,316
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	766,000	788,980
WeWork Cos., Inc., 7.88%, 05/01/2025(b)	626,000	631,478
		2,278,774
Road & Rail-0.73%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	452,000	461,323
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	1,317,000	1,424,533
		1,885,856
Semiconductors & Semiconductor Equipment-0.94%
ams AG (Austria), 7.00%, 07/31/2025(b)(c)	700,000	753,575
Microchip Technology, Inc., 4.25%, 09/01/2025(b)	1,585,000	1,665,500
		2,419,075
Software-1.36%
Ascend Learning LLC, 6.88%, 08/01/2025(b)	419,000	428,800
PTC, Inc., 3.63%, 02/15/2025(b)	662,000	682,466
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	2,306,000	2,389,593
		3,500,859
Specialty Retail-1.89%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	615,000	643,751
Carvana Co., 5.63%, 10/01/2025(b)	656,000	676,572
L Brands, Inc., 6.63%, 10/01/2030(b)	1,327,000	1,518,586
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	394,000	408,241
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	722,000	744,721
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	861,000	889,564
		4,881,435
Technology Hardware, Storage & Peripherals-1.13%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	1,383,000	1,537,101
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Everi Payments, Inc., 7.50%, 12/15/2025(b)	$314,000	$326,321
Xerox Holdings Corp., 5.00%, 08/15/2025(b)(c)	994,000	1,046,225
		2,909,647
Textiles, Apparel & Luxury Goods-0.51%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	433,000	479,288
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/2025(b)	365,000	393,999
Levi Strauss & Co., 5.00%, 05/01/2025	432,000	441,737
		1,315,024
Thrifts & Mortgage Finance-0.49%
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	853,000	896,746
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	371,000	374,207
		1,270,953
Trading Companies & Distributors-0.20%
Boise Cascade Co., 4.88%, 07/01/2030(b)	485,000	513,494
Wireless Telecommunication Services-0.92%
Sprint Corp., 7.63%, 02/15/2025	1,997,000	2,363,689
Total U.S. Dollar Denominated Bonds & Notes (Cost $244,061,619)		249,709,516
	Shares
Money Market Funds-2.49%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $6,446,899)	6,446,899	6,446,899
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $250,508,518)		256,156,415
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.26%
Invesco Private Government Fund, 0.01%(d)(e)(f)	15,770,555	15,770,555
Invesco Private Prime Fund, 0.09%(d)(e)(f)	23,646,373	23,655,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,426,387)		39,426,387
TOTAL INVESTMENTS IN SECURITIES-114.39% (Cost $289,934,905)		295,582,802
OTHER ASSETS LESS LIABILITIES-(14.39)%		(37,183,236)
NET ASSETS-100.00%		$258,399,566

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $170,448,963, which represented 65.96% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$54,375,039	$(47,928,140)	$-	$-	$6,446,899	$941
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,169,837	2,535,356	(4,705,193)	-	-	-	16
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,287	41,740,598	(29,279,330)	-	-	15,770,555	709*
Invesco Private Prime Fund	1,103,113	54,225,528	(31,673,316)	-	507	23,655,832	6,365*
Total	$6,582,237	$152,876,521	$(113,585,979)	$-	$507	$45,873,286	$8,031

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.53%
Aerospace & Defense-1.84%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	$250,000	$259,071
BWX Technologies, Inc., 5.38%, 07/15/2026(b)	263,000	271,377
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	317,000	325,519
TransDigm, Inc., 6.38%, 06/15/2026	627,000	650,325
		1,506,292
Auto Components-2.17%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026(c)	266,000	274,826
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)(c)	200,000	207,222
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)(c)	373,000	392,879
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	591,000	605,751
Tenneco, Inc., 5.00%, 07/15/2026(c)	298,000	296,522
		1,777,200
Automobiles-3.32%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026(b)	290,000	250,298
Ford Motor Co., 4.35%, 12/08/2026	1,125,000	1,198,710
Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	840,000	895,826
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	360,000	380,734
		2,725,568
Banks-0.46%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	360,000	376,157
Building Products-0.62%
Masonite International Corp., 5.75%, 09/15/2026(b)	201,000	209,812
PGT Innovations, Inc., 6.75%, 08/01/2026(b)	283,000	299,802
		509,614
Chemicals-1.36%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	200,000	201,645
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	235,000	241,837
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)	320,000	320,300
Ingevity Corp., 4.50%, 02/01/2026(b)	175,000	179,036
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	163,000	171,476
		1,114,294
Commercial Services & Supplies-2.28%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	400,000	420,000
CoreCivic, Inc., 8.25%, 04/15/2026(c)	300,000	293,395
CPI CG, Inc., 8.63%, 03/15/2026(b)	200,000	209,624
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	245,000	263,145
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)	331,000	348,791
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	331,000	337,781
		1,872,736
	Principal Amount	Value
Communications Equipment-0.74%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	$549,000	$610,469
Construction & Engineering-0.65%
HC2 Holdings, Inc., 8.50%, 02/01/2026(b)(c)	220,000	217,889
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	305,000	314,722
		532,611
Consumer Finance-2.04%
Navient Corp., 6.75%, 06/15/2026(c)	325,000	358,355
OneMain Finance Corp., 7.13%, 03/15/2026	1,132,000	1,318,780
		1,677,135
Containers & Packaging-2.35%
Ball Corp., 4.88%, 03/15/2026	496,000	554,927
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	264,000	270,600
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)(c)	220,000	233,901
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	367,000	382,675
LABL Escrow Issuer LLC, 6.75%, 07/15/2026(b)	458,000	488,342
		1,930,445
Distributors-0.71%
Wolverine Escrow LLC, 9.00%, 11/15/2026(b)	596,000	585,618
Diversified Consumer Services-0.95%
Carriage Services, Inc., 6.63%, 06/01/2026(b)	251,000	263,472
frontdoor, inc., 6.75%, 08/15/2026(b)	224,000	238,099
Graham Holdings Co., 5.75%, 06/01/2026(b)	267,000	278,792
		780,363
Diversified Financial Services-1.41%
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	260,000	270,499
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	836,000	887,205
		1,157,704
Diversified Telecommunication Services-3.98%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,290,000	1,335,189
Level 3 Financing, Inc., 5.25%, 03/15/2026	464,000	479,207
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)(c)	827,000	857,754
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026, (Acquired 12/02/2020 - 05/14/2021; Cost $613,064)(b)(d)	590,000	597,213
		3,269,363
Electric Utilities-1.34%
Empresa Generadora de Electricidad Itabo SA (Dominican Republic), 7.95%, 05/11/2026(b)	98,820	102,187
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	333,000	349,144
Talen Energy Supply LLC, 10.50%, 01/15/2026(b)	408,000	371,790
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	265,000	273,831
		1,096,952
Energy Equipment & Services-2.81%
Colgate Energy Partners III LLC, 7.75%, 02/15/2026(b)	200,000	204,805
Energy Ventures Gom LLC / EnVen Finance Corp., 11.75%, 04/15/2026(b)	200,000	206,510
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	$1,510,000	$1,571,404
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	209,000	211,862
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	104,000	109,460
		2,304,041
Entertainment-1.64%
AMC Entertainment Holdings, Inc., 10.50%, 04/24/2026(b)	125,000	135,000
Cinemark USA, Inc., 5.88%, 03/15/2026(b)(c)	270,000	280,130
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	187,000	194,994
Netflix, Inc., 4.38%, 11/15/2026(c)	655,000	739,584
		1,349,708
Equity REITs-2.17%
iStar, Inc., 5.50%, 02/15/2026	250,000	257,515
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 09/01/2026	326,000	345,183
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	320,000	330,715
VICI Properties L.P./VICI Note Co., Inc., 4.25%, 12/01/2026(b)	826,000	851,181
		1,784,594
Food & Staples Retailing-1.88%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	546,000	550,546
Rite Aid Corp., 8.00%, 11/15/2026(b)	565,000	587,851
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)(c)	400,000	405,502
		1,543,899
Food Products-1.23%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	200,000	206,390
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	220,000	228,410
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(b)	552,000	573,106
		1,007,906
Gas Utilities-0.61%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	448,000	500,564
Health Care Providers & Services-5.12%
AHP Health Partners, Inc., 9.75%, 07/15/2026(b)	315,000	340,534
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	200,000	208,480
HCA, Inc.
5.88%, 02/15/2026	994,000	1,136,887
5.38%, 09/01/2026	727,000	823,328
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,389,000	1,436,559
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	245,000	252,670
		4,198,458
	Principal Amount	Value
Hotels, Restaurants & Leisure-6.18%
Aramark Services, Inc., 4.75%, 06/01/2026	$337,000	$345,004
Boyd Gaming Corp.
6.38%, 04/01/2026	492,000	508,949
6.00%, 08/15/2026(c)	458,000	477,030
CCM Merger, Inc., 6.38%, 05/01/2026(b)	170,000	179,730
IRB Holding Corp., 6.75%, 02/15/2026(b)	319,000	330,167
Life Time, Inc.
5.75%, 01/15/2026(b)	610,000	629,634
8.00%, 04/15/2026(b)	310,000	327,450
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	493,000	514,993
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	200,000	211,052
MGM Resorts International, 4.63%, 09/01/2026	257,000	270,762
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	770,000	788,295
Travel + Leisure Co., 6.63%, 07/31/2026(b)	430,000	492,948
		5,076,014
Household Durables-2.84%
LGI Homes, Inc., 6.88%, 07/15/2026(b)	173,000	180,309
Newell Brands, Inc., 4.70%, 04/01/2026	1,322,000	1,487,290
SRS Distribution, Inc., 8.25%, 07/01/2026(b)(c)	247,000	259,675
Tempur Sealy International, Inc., 5.50%, 06/15/2026(c)	391,000	401,766
		2,329,040
Household Products-0.36%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)(c)	290,000	295,091
Independent Power and Renewable Electricity Producers-1.07%
Calpine Corp., 5.25%, 06/01/2026(b)	558,000	574,031
Clearway Energy Operating LLC, 5.00%, 09/15/2026	297,000	307,009
		881,040
Industrial Conglomerates-1.20%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	928,000	983,123
Insurance-1.94%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	424,000	451,255
HUB International Ltd., 7.00%, 05/01/2026(b)	1,101,000	1,143,223
		1,594,478
Interactive Media & Services-0.37%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	290,000	302,908
IT Services-0.91%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	327,000	342,830
Twilio, Inc., 3.88%, 03/15/2031	400,000	406,982
		749,812
Leisure Products-0.63%
Party City Holdings, Inc., 8.75%, 02/15/2026(b)(c)	490,000	519,400
Life Sciences Tools & Services-0.76%
IQVIA, Inc., 5.00%, 10/15/2026(b)	600,000	623,991
Machinery-1.17%
Mueller Water Products, Inc., 5.50%, 06/15/2026(b)	300,000	308,700

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
SPX FLOW, Inc., 5.88%, 08/15/2026(b)	$201,000	$208,669
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)(c)	425,000	441,722
		959,091
Media-7.01%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(b)	200,000	203,678
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	993,000	1,027,705
DISH DBS Corp., 7.75%, 07/01/2026	1,330,000	1,512,476
Gray Television, Inc., 5.88%, 07/15/2026(b)	459,000	475,061
JCK Legacy Co., 9.00%, 07/15/2026(e)	88,000	87,560
Meredith Corp., 6.88%, 02/01/2026(c)	677,000	708,311
National CineMedia LLC, 5.75%, 08/15/2026	150,000	132,128
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)	233,000	239,277
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(b)	205,000	202,093
TEGNA, Inc., 4.75%, 03/15/2026(b)(c)	360,000	382,851
Townsquare Media, Inc., 6.88%, 02/01/2026(b)	360,000	380,700
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	390,000	404,918
		5,756,758
Metals & Mining-4.51%
Alcoa Nederland Holding B.V., 7.00%, 09/30/2026(b)	310,000	325,112
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	382,000	403,564
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	645,000	697,416
Constellium SE, 5.88%, 02/15/2026(b)	250,000	256,981
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	207,000	218,350
Novelis Corp., 5.88%, 09/30/2026(b)	989,000	1,032,926
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	250,000	261,633
United States Steel Corp., 6.25%, 03/15/2026(c)	492,000	503,070
		3,699,052
Multiline Retail-0.27%
99 Escrow Issuer, Inc., 7.50%, 01/15/2026(b)(c)	230,000	217,643
Oil, Gas & Consumable Fuels-15.94%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	501,000	536,847
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	370,000	410,700
Antero Resources Corp., 8.38%, 07/15/2026(b)	330,000	372,346
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	309,000	306,299
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)(c)	186,000	194,709
Buckeye Partners L.P., 3.95%, 12/01/2026(c)	403,000	409,549
California Resources Corp., 7.13%, 02/01/2026(b)	380,000	392,350
Callon Petroleum Co., 6.38%, 07/01/2026	250,000	224,454
Cheniere Energy Partners L.P., 5.63%, 10/01/2026	828,000	863,190
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	339,000	358,089
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	$430,000	$441,313
CNX Midstream Partners L.P./CNX Midstream Finance Corp., 6.50%, 03/15/2026(b)	249,000	260,722
Endeavor Energy Resources L.P./EER Finance, Inc., 5.50%, 01/30/2026(b)	337,000	348,792
EnLink Midstream Partners L.P., 4.85%, 07/15/2026	325,000	328,659
EQM Midstream Partners L.P., 4.13%, 12/01/2026	330,000	333,440
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	99,000	97,886
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	527,000	547,529
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	254,000	262,536
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	530,000	467,696
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	900,000	906,750
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	350,000	360,185
Occidental Petroleum Corp.
5.55%, 03/15/2026	722,000	771,637
3.40%, 04/15/2026	767,000	748,826
PDC Energy, Inc., 5.75%, 05/15/2026(c)	577,000	602,971
SM Energy Co., 6.75%, 09/15/2026(c)	280,000	279,790
Southwestern Energy Co., 7.50%, 04/01/2026(c)	436,000	461,731
Talos Production, Inc., 12.00%, 01/15/2026(b)	450,000	459,623
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 04/15/2026(c)	740,000	776,075
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	200,000	202,861
Western Midstream Operating L.P., 4.65%, 07/01/2026	331,000	353,728
		13,081,283
Paper & Forest Products-0.25%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	196,000	201,636
Personal Products-0.44%
Coty, Inc., 6.50%, 04/15/2026(b)(c)	360,000	358,603
Real Estate Management & Development-0.50%
Kennedy-Wilson, Inc., 5.00%, 03/01/2031	400,000	409,660
Software-3.25%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	252,000	265,261
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	976,000	1,034,560
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	230,000	242,538
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/2026(b)	490,000	512,628
Fair Isaac Corp., 5.25%, 05/15/2026(b)	235,000	263,494
Nuance Communications, Inc., 5.63%, 12/15/2026	333,000	350,433
		2,668,914
Specialty Retail-1.85%
Guitar Center, Inc., 8.50%, 01/15/2026(b)(c)	220,000	233,484
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	440,000	448,919

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Penske Automotive Group, Inc., 5.50%, 05/15/2026(c)	$328,000	$338,502
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	480,000	500,273
		1,521,178
Textiles, Apparel & Luxury Goods-1.42%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	589,000	631,255
Under Armour, Inc., 3.25%, 06/15/2026(c)	374,000	383,154
Wolverine World Wide, Inc., 5.00%, 09/01/2026(b)	144,000	147,819
		1,162,228
Thrifts & Mortgage Finance-0.42%
Home Point Capital, Inc., 5.00%, 02/01/2026(b)(c)	360,000	347,533
Tobacco-0.20%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	160,000	166,457
Trading Companies & Distributors-0.25%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)(c)	193,000	201,706
Wireless Telecommunication Services-3.11%
Sprint Corp., 7.63%, 03/01/2026	994,000	1,208,953
T-Mobile USA, Inc.
4.50%, 02/01/2026	663,000	680,642
2.25%, 02/15/2026(c)	660,000	666,402
		2,555,997
Total U.S. Dollar Denominated Bonds & Notes (Cost $79,678,894)		80,874,327
	Shares	Value
Money Market Funds-1.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $846,819)	846,819	$846,819
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $80,525,713)		81,721,146
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.20%
Invesco Private Government Fund, 0.01%(f)(g)(h)	5,975,854	5,975,854
Invesco Private Prime Fund, 0.09%(f)(g)(h)	8,960,196	8,963,781
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,939,634)		14,939,635
TOTAL INVESTMENTS IN SECURITIES-117.76% (Cost $95,465,347)		96,660,781
OTHER ASSETS LESS LIABILITIES-(17.76)%		(14,581,025)
NET ASSETS-100.00%		$82,079,756

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $49,649,460, which represented 60.49% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,294,239	$(11,447,420)	$-	$-	$846,819	$228
Invesco Premier U.S. Government Money Portfolio, Institutional Class	396,085	325,218	(721,303)	-	-	-	2
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,511,325	$21,395,097	$(16,930,568)	$-	$-	$5,975,854	$259*
Invesco Private Prime Fund	503,790	26,466,572	(18,006,660)	1	78	8,963,781	2,516*
Total	$2,411,200	$60,481,126	$(47,105,951)	$1	$78	$15,786,454	$3,005

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.28%
Aerospace & Defense-1.89%
Moog, Inc., 4.25%, 12/15/2027(b)	$145,000	$148,817
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	215,500
TransDigm, Inc., 7.50%, 03/15/2027	155,000	165,656
		529,973
Auto Components-1.75%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	133,000	141,354
Dana, Inc., 5.38%, 11/15/2027	117,000	124,605
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	215,000	224,664
		490,623
Automobiles-3.51%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	115,000	120,254
Ford Motor Credit Co. LLC
4.27%, 01/09/2027	225,000	237,272
4.13%, 08/17/2027	400,000	418,500
3.82%, 11/02/2027	200,000	204,500
		980,526
Building Products-0.84%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	107,000	111,896
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	118,000	121,983
		233,879
Capital Markets-0.66%
APX Group, Inc., 6.75%, 02/15/2027(b)	175,000	185,719
Chemicals-3.96%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B.V., 4.75%, 06/15/2027(b)	150,000	157,526
Chemours Co. (The), 5.38%, 05/15/2027(c)	145,000	156,273
HB Fuller Co., 4.00%, 02/15/2027	95,000	98,435
Hexion, Inc., 7.88%, 07/15/2027(b)	123,000	132,763
Methanex Corp. (Canada), 5.13%, 10/15/2027(c)	180,000	188,532
Olin Corp., 5.13%, 09/15/2027	146,000	152,624
WR Grace & Co.-Conn, 4.88%, 06/15/2027(b)	210,000	221,291
		1,107,444
Commercial Services & Supplies-4.83%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	302,000	333,524
Brink’s Co. (The), 4.63%, 10/15/2027(b)	175,000	179,594
CoreCivic, Inc., 4.75%, 10/15/2027	70,000	57,612
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	160,000	159,802
Harsco Corp., 5.75%, 07/31/2027(b)	146,000	153,307
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	110,000	114,545
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	285,000	274,099
RR Donnelley & Sons Co., 8.25%, 07/01/2027	70,000	77,944
		1,350,427
Communications Equipment-0.77%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)(c)	214,000	215,973
	Principal Amount	Value
Construction & Engineering-1.12%
AECOM, 5.13%, 03/15/2027	$282,000	$312,315
Consumer Finance-0.74%
Navient Corp., 5.00%, 03/15/2027	203,000	206,806
Containers & Packaging-1.90%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	250,000	252,737
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	85,000	91,784
Pactiv LLC, 8.38%, 04/15/2027(c)	50,000	57,428
Sealed Air Corp., 4.00%, 12/01/2027(b)	122,000	128,472
		530,421
Diversified Consumer Services-0.77%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	200,000	214,254
Diversified Financial Services-0.44%
LPL Holdings, Inc., 4.63%, 11/15/2027(b)	117,000	122,228
Diversified Telecommunication Services-3.38%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	200,000	195,072
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)	321,000	341,712
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	415,000	407,219
		944,003
Electric Utilities-3.64%
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	427,000	466,016
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)(c)	156,000	169,861
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	373,000	381,392
		1,017,269
Electrical Equipment-0.33%
EnerSys, 4.38%, 12/15/2027(b)	90,000	93,346
Energy Equipment & Services-1.49%
Transocean, Inc., 11.50%, 01/30/2027(b)	180,000	179,319
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	225,000	236,707
		416,026
Entertainment-2.82%
Live Nation Entertainment, Inc.
6.50%, 05/15/2027(b)	341,000	376,831
4.75%, 10/15/2027(b)(c)	273,000	279,158
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	128,000	132,324
		788,313
Equity REITs-5.25%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	288,000	299,161
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 02/01/2027(c)	214,000	237,274
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	194,000	197,385
SBA Communications Corp., 3.88%, 02/15/2027	389,000	398,256
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Service Properties Trust, 5.50%, 12/15/2027	$136,000	$140,239
VICI Properties L.P./VICI Note Co., Inc., 3.75%, 02/15/2027(b)(c)	194,000	196,439
		1,468,754
Food & Staples Retailing-2.65%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	409,000	423,835
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	304,000	317,783
		741,618
Gas Utilities-0.96%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	151,000	168,005
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	97,000	101,426
		269,431
Health Care Equipment & Supplies-0.23%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	58,000	65,790
Health Care Providers & Services-3.54%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	195,000	214,012
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	175,000	174,576
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	428,000	447,431
US Renal Care, Inc., 10.63%, 07/15/2027(b)	147,000	153,518
		989,537
Hotels, Restaurants & Leisure-11.77%
Academy Ltd., 6.00%, 11/15/2027(b)	110,000	117,067
Affinity Gaming, 6.88%, 12/15/2027(b)	130,000	138,267
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	282,000	288,657
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	506,000	562,260
Carnival Corp., 5.75%, 03/01/2027(b)	990,000	1,053,112
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	146,000	149,980
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	185,000	192,944
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/2027(b)	111,000	118,857
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	113,000	117,552
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)	140,000	145,785
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	125,000	138,796
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	253,000	267,864
		3,291,141
Household Durables-1.67%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	116,000	122,868
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	146,000	152,610
Meritage Homes Corp., 5.13%, 06/06/2027	85,000	96,012
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	88,000	94,209
		465,699
	Principal Amount	Value
Household Products-1.47%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)(c)	$130,000	$132,449
Reynolds Group Issuer, Inc./LLC, 4.00%, 10/15/2027(b)	282,000	277,556
		410,005
Industrial Conglomerates-1.03%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	281,000	288,432
Insurance-0.54%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/2027(b)	151,000	151,203
Interactive Media & Services-3.08%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	116,000	121,778
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027(b)	503,000	532,551
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	195,000	206,135
		860,464
Machinery-2.57%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)(c)	88,000	98,960
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	97,000	99,489
Vertical US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	500,000	520,625
		719,074
Media-5.41%
Belo Corp.
7.75%, 06/01/2027	60,000	70,735
7.25%, 09/15/2027	66,000	77,012
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	357,000	360,909
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	115,000	115,287
Telesat Canada/Telesat LLC (Canada)
4.88%, 06/01/2027(b)	117,000	111,660
6.50%, 10/15/2027(b)(c)	166,000	158,115
Terrier Media Buyer, Inc., 8.88%, 12/15/2027(b)	285,000	305,306
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	300,000	314,910
		1,513,934
Mortgage REITs-0.62%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	176,000	172,639
Oil, Gas & Consumable Fuels-12.81%
Apache Corp., 4.88%, 11/15/2027	224,000	235,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	107,000	147,393
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	150,000	145,739
DCP Midstream Operating L.P., 5.63%, 07/15/2027(c)	146,000	160,935
EQM Midstream Partners L.P., 6.50%, 07/01/2027(b)	253,000	278,686
EQT Corp., 3.90%, 10/01/2027(c)	359,000	383,825
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	230,000	236,612

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)	$345,000	$370,447
Murphy Oil Corp., 5.88%, 12/01/2027(c)	165,000	170,798
NuStar Logistics L.P., 5.63%, 04/28/2027	156,000	165,238
Occidental Petroleum Corp.
3.00%, 02/15/2027	223,000	211,259
8.50%, 07/15/2027	140,000	170,386
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	146,000	155,826
SM Energy Co., 6.63%, 01/15/2027(c)	100,000	100,352
Southwestern Energy Co., 7.75%, 10/01/2027(c)	125,000	135,881
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	123,000	126,075
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.38%, 02/01/2027	146,000	152,190
6.50%, 07/15/2027(c)	216,000	234,364
		3,581,506
Pharmaceuticals-1.74%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)(c)	270,000	275,062
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	200,000	212,690
		487,752
Professional Services-0.96%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	146,000	151,524
Korn Ferry, 4.63%, 12/15/2027(b)	113,000	116,620
		268,144
Road & Rail-1.39%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)(c)	113,000	119,215
5.75%, 07/15/2027(b)	105,000	110,119
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	150,000	159,042
		388,376
Software-1.00%
LogMeIn, Inc., 5.50%, 09/01/2027(b)	272,000	280,782
Specialty Retail-0.68%
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	120,000	126,567
Sonic Automotive, Inc., 6.13%, 03/15/2027	60,000	62,909
		189,476
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.66%
NCR Corp., 5.75%, 09/01/2027(b)	$139,000	$146,558
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	151,000	155,342
Seagate HDD Cayman, 4.88%, 06/01/2027(c)	148,000	161,838
		463,738
Thrifts & Mortgage Finance-0.65%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	175,000	180,688
Trading Companies & Distributors-1.76%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	338,000	356,590
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	130,000	136,826
		493,416
Total U.S. Dollar Denominated Bonds & Notes (Cost $27,340,278)		27,481,144
	Shares
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $39,364)	39,364	39,364
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.42% (Cost $27,379,642)		27,520,508
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.28%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,708,634	1,708,634
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,561,927	2,562,952
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,271,586)		4,271,586
TOTAL INVESTMENTS IN SECURITIES-113.70% (Cost $31,651,228)		31,792,094
OTHER ASSETS LESS LIABILITIES-(13.70)%		(3,830,430)
NET ASSETS-100.00%		$27,961,664

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $18,510,095, which represented 66.20% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,929,235	$(2,889,871)	$-	$-	$39,364	$23
Invesco Premier U.S. Government Money Portfolio, Institutional Class	41,482	74,099	(115,581)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	137,046	10,013,852	(8,442,264)	-	-	1,708,634	105*
Invesco Private Prime Fund	45,688	11,684,783	(9,167,561)	-	42	2,562,952	967*
Total	$224,216	$24,701,969	$(20,615,277)	$-	$42	$4,310,950	$1,095

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.77%
Aerospace & Defense-0.89%
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	$42,000	$42,337
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	72,000	69,771
		112,108
Airlines-0.50%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	62,000	63,556
Auto Components-1.35%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	42,000	45,627
ANGI Group LLC, 3.88%, 08/15/2028(b)	61,000	60,021
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	61,000	64,636
		170,284
Automobiles-2.21%
Ford Motor Co., 6.63%, 10/01/2028	65,000	75,627
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	204,463
		280,090
Banks-0.40%
CIT Group, Inc., 6.13%, 03/09/2028	42,000	50,926
Biotechnology-0.37%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	47,000	46,252
Capital Markets-1.73%
NFP Corp., 6.88%, 08/15/2028(b)	211,000	218,366
Chemicals-3.52%
Chemours Co. (The), 5.75%, 11/15/2028(b)	92,000	98,450
Element Solutions, Inc., 3.88%, 09/01/2028(b)	82,000	82,417
HB Fuller Co., 4.25%, 10/15/2028	31,000	31,699
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	50,000	55,443
Ingevity Corp., 3.88%, 11/01/2028(b)	65,000	64,276
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	25,000	27,172
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	42,000	43,807
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	41,000	42,660
		445,924
Commercial Services & Supplies-0.39%
GFL Environmental, Inc. (Canada), 4.00%, 08/01/2028(b)(c)	51,000	49,277
Communications Equipment-1.21%
Avaya, Inc., 6.13%, 09/15/2028(b)	102,000	108,439
ViaSat, Inc., 6.50%, 07/15/2028(b)	42,000	44,532
		152,971
Construction & Engineering-1.19%
MasTec, Inc., 4.50%, 08/15/2028(b)	72,000	75,345
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	20,000	22,300
Pike Corp., 5.50%, 09/01/2028(b)	51,000	52,211
		149,856
Consumer Finance-0.58%
FirstCash, Inc., 4.63%, 09/01/2028(b)	71,000	73,665
Containers & Packaging-2.05%
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	80,000	85,587
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	50,000	49,769
	Principal Amount	Value
Containers & Packaging-(continued)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	$60,000	$62,117
Silgan Holdings, Inc., 4.13%, 02/01/2028	60,000	62,137
		259,610
Diversified Consumer Services-0.71%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	90,000	90,121
Diversified Financial Services-0.51%
AG Issuer LLC, 6.25%, 03/01/2028(b)	62,000	64,486
Diversified Telecommunication Services-13.03%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	99,000	105,064
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	200,000	196,269
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	205,049
CommScope, Inc., 7.13%, 07/01/2028(b)(c)	92,000	98,670
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	50,000	50,938
6.50%, 10/01/2028(b)(c)	97,000	105,111
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	188,000	192,935
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	143,000	143,358
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028	50,000	55,778
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	122,000	125,619
Switch Ltd., 3.75%, 09/15/2028(b)	61,000	60,702
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	173,000	177,003
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	130,000	132,280
		1,648,776
Electric Utilities-1.42%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	65,000	66,623
Talen Energy Supply LLC
6.63%, 01/15/2028(b)	60,000	59,876
7.63%, 06/01/2028(b)	51,000	52,996
		179,495
Electronic Equipment, Instruments & Components-0.32%
Austin BidCo, Inc., 7.13%, 12/15/2028(b)	40,000	40,051
Energy Equipment & Services-1.85%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	82,000	85,213
Bristow Group, Inc., 6.88%, 03/01/2028(b)	50,000	51,320
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	91,000	98,081
		234,614
Entertainment-2.97%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/2028(b)	31,000	32,933
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	60,000	59,857
Netflix, Inc., 5.88%, 11/15/2028	234,000	283,455
		376,245
Equity REITs-3.18%
Diversified Healthcare Trust, 4.75%, 02/15/2028	62,000	59,920
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	$104,000	$108,832
5.00%, 07/15/2028(b)	62,000	64,154
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.50%, 01/15/2028(c)	37,000	38,832
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	74,000	79,088
QualityTech L.P./QTS Finance Corp., 3.88%, 10/01/2028(b)	51,000	51,830
		402,656
Food & Staples Retailing-3.15%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	41,000	39,200
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	250,000	259,238
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	33,000	34,592
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	61,000	65,420
		398,450
Food Products-2.25%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	53,000	54,705
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	52,000	57,205
Post Holdings, Inc., 5.63%, 01/15/2028(b)	106,000	112,240
TreeHouse Foods, Inc., 4.00%, 09/01/2028	61,000	60,753
		284,903
Health Care Equipment & Supplies-1.12%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 7.25%, 02/01/2028(b)	49,000	53,354
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	80,000	87,934
		141,288
Health Care Providers & Services-5.09%
HCA, Inc., 5.63%, 09/01/2028	173,000	201,329
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	133,000	132,531
Tenet Healthcare Corp., 6.13%, 10/01/2028(b)	296,000	310,195
		644,055
Hotels, Restaurants & Leisure-5.47%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)	78,000	78,792
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	138,000	142,614
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(b)	31,000	32,976
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	82,000	84,388
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	37,000	37,622
MGM Resorts International, 4.75%, 10/15/2028(c)	87,000	91,904
Scientific Games International, Inc., 7.00%, 05/15/2028(b)(c)	72,000	78,010
Station Casinos LLC, 4.50%, 02/15/2028(b)	81,000	82,002
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	62,000	63,479
		691,787
Household Durables-1.84%
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	74,000	76,630
M/I Homes, Inc., 4.95%, 02/01/2028(c)	42,000	44,200
	Principal Amount	Value
Household Durables-(continued)
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	$46,000	$50,502
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	60,000	61,678
		233,010
Household Products-0.58%
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	72,000	73,174
Independent Power and Renewable Electricity Producers-3.17%
Calpine Corp.
4.50%, 02/15/2028(b)	148,000	149,850
5.13%, 03/15/2028(b)	163,000	164,432
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	82,000	86,383
		400,665
Interactive Media & Services-1.83%
Cars.com, Inc., 6.38%, 11/01/2028(b)	41,000	43,631
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	62,000	63,627
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028(b)(c)	122,000	124,453
		231,711
Internet & Direct Marketing Retail-0.31%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028(b)	40,000	39,639
IT Services-1.27%
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	82,000	80,679
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028(b)	80,000	80,175
		160,854
Machinery-0.70%
ATS Automation Tooling Systems, Inc. (Canada), 4.13%, 12/15/2028(b)	60,000	60,419
Meritor, Inc., 4.50%, 12/15/2028(b)	28,000	28,147
		88,566
Media-5.20%
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)(c)	120,000	123,084
DISH DBS Corp., 7.38%, 07/01/2028	122,000	130,845
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	60,000	61,377
Lamar Media Corp., 3.75%, 02/15/2028	71,000	71,533
National CineMedia LLC, 5.88%, 04/15/2028(b)	42,000	40,115
TEGNA, Inc., 4.63%, 03/15/2028(c)	122,000	124,745
Urban One, Inc., 7.38%, 02/01/2028(b)	100,000	106,029
		657,728
Metals & Mining-0.75%
Century Aluminum Co., 7.50%, 04/01/2028(b)	30,000	31,856
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	62,000	63,473
		95,329
Oil, Gas & Consumable Fuels-5.80%
Apache Corp., 4.38%, 10/15/2028	121,000	124,297
CVR Energy, Inc., 5.75%, 02/15/2028(b)	42,000	42,235
EnLink Midstream LLC, 5.63%, 01/15/2028(b)	60,000	62,603
EQM Midstream Partners L.P., 5.50%, 07/15/2028	97,000	103,793
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)(c)	57,000	59,884
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	52,000	53,372
Laredo Petroleum, Inc., 10.13%, 01/15/2028	40,000	42,752
Murphy Oil Corp., 6.38%, 07/15/2028	60,000	63,085
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	60,000	62,933

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Occidental Petroleum Corp., 6.38%, 09/01/2028	$71,000	$79,054
Southwestern Energy Co., 8.38%, 09/15/2028(c)	36,000	39,936
		733,944
Paper & Forest Products-0.22%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	28,000	27,522
Pharmaceuticals-1.78%
Bausch Health Cos., Inc., 5.00%, 01/30/2028(b)	148,000	138,955
Elanco Animal Health, Inc., 5.90%, 08/28/2028(c)	75,000	86,512
		225,467
Professional Services-2.19%
ASGN, Inc., 4.63%, 05/15/2028(b)	67,000	69,876
KBR, Inc., 4.75%, 09/30/2028(b)	26,000	26,241
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/2028(b)	122,000	129,167
Science Applications International Corp., 4.88%, 04/01/2028(b)	50,000	52,107
		277,391
Real Estate Management & Development-0.98%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	31,000	32,235
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)(c)	87,000	91,731
		123,966
Road & Rail-0.49%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	60,000	61,876
Semiconductors & Semiconductor Equipment-0.74%
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	92,000	93,581
Software-2.04%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	102,000	100,479
Castle US Holding Corp., 9.50%, 02/15/2028(b)	45,000	46,663
Fair Isaac Corp., 4.00%, 06/15/2028(b)	46,000	46,805
PTC, Inc., 4.00%, 02/15/2028(b)	62,000	63,468
		257,415
Specialty Retail-2.92%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(c)	51,000	52,622
Carvana Co., 5.88%, 10/01/2028(b)	61,000	64,064
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	66,000	66,504
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	30,000	29,944
L Brands, Inc., 5.25%, 02/01/2028	52,000	56,488
White Cap Buyer LLC, 6.88%, 10/15/2028(b)(c)	95,000	100,117
		369,739
Technology Hardware, Storage & Peripherals-1.80%
Dell, Inc., 7.10%, 04/15/2028	31,000	39,385
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
NCR Corp., 5.00%, 10/01/2028(b)	$86,000	$88,472
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	97,000	100,374
		228,231
Thrifts & Mortgage Finance-1.24%
MGIC Investment Corp., 5.25%, 08/15/2028	67,000	70,971
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	87,000	86,344
		157,315
Trading Companies & Distributors-1.56%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	70,000	72,893
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	128,000	123,980
		196,873
Wireless Telecommunication Services-2.90%
Sprint Capital Corp., 6.88%, 11/15/2028	293,000	366,955
Total U.S. Dollar Denominated Bonds & Notes (Cost $12,313,520)		12,370,763
	Shares
Money Market Funds-0.93%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $118,002)	118,002	118,002
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.70% (Cost $12,431,522)		12,488,765
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.16%
Invesco Private Government Fund, 0.01%(d)(e)(f)	610,519	610,519
Invesco Private Prime Fund, 0.09%(d)(e)(f)	927,047	927,418
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,537,937)		1,537,937
TOTAL INVESTMENTS IN SECURITIES-110.86% (Cost $13,969,459)		14,026,702
OTHER ASSETS LESS LIABILITIES-(10.86)%		(1,374,141)
NET ASSETS-100.00%		$12,652,561

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $9,657,708, which represented 76.33% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,273,835	$(2,155,833)	$-	$-	$118,002	$18
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	107,783	(107,783)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,501,607	(1,891,088)	-	-	610,519	20*
Invesco Private Prime Fund	-	3,508,066	(2,580,663)	-	15	927,418	273*
Total	$-	$8,391,291	$(6,735,367)	$-	$15	$1,655,939	$311

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2021 Municipal Bond ETF (BSML)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.85%
Alabama-0.25%
Alabama (State of), Series 2014 A, Ref. GO Bonds	5.00%	08/01/2021	$100	$100,807
Alaska-0.06%
Anchorage (City of), AK Municipality, Series 2007 B, Ref. GO Bonds, (INS - NATL)(a)	5.00%	09/01/2021	25	25,302
Arizona-1.67%
Arizona (State of) Transportation Board, Series 2011 A, Ref. RB(b)(c)	5.00%	07/01/2021	400	401,591
Arizona (State of) Transportation Board, Series 2014, Ref. RB	5.00%	07/01/2021	15	15,060
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	4.00%	07/01/2021	5	5,016
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2021	100	100,397
Maricopa County Community College District (2004), Series 2011 D, GO Bonds	4.00%	07/01/2021	25	25,079
Mesa (City of), AZ, Series 2011, RB(b)(c)	5.00%	07/01/2021	25	25,098
Salt River Project Agricultural Improvement & Power District, Series 2011 A, Ref. RB(b)	5.00%	12/01/2026	100	102,430
				674,671
Arkansas-0.46%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds	5.00%	06/15/2021	150	150,268
University of Arkansas (Fayetteville Campus), Series 2011 A, RB(b)(c)	4.63%	11/01/2021	35	35,661
				185,929
California-15.61%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities), Series 2011, Ref. RB	6.13%	07/01/2041	150	150,533
Bay Area Toll Authority, Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(d)(e)	0.01%	04/01/2053	250	250,000
California (State of), Series 2011, GO Bonds	5.00%	09/01/2021	100	101,220
California (State of), Series 2011, GO Bonds(b)(c)	5.25%	09/01/2021	125	126,610
California (State of), Series 2011, GO Bonds	5.00%	10/01/2021	235	238,834
California (State of), Series 2011, GO Bonds	5.00%	10/01/2024	130	132,108
California (State of), Series 2011, GO Bonds	5.25%	10/01/2024	75	76,278
California (State of), Series 2011, GO Bonds(b)	5.00%	09/01/2030	100	101,226
California (State of), Series 2011, Ref. GO Bonds	5.00%	09/01/2021	175	177,135
California (State of), Series 2011, Ref. GO Bonds(b)	5.25%	09/01/2023	170	172,189
California (State of), Series 2011, Ref. GO Bonds(b)	5.25%	09/01/2024	600	607,727
California (State of), Series 2013 B, Ref. GO Bonds	5.00%	09/01/2021	5	5,061
California (State of), Series 2013, GO Bonds	5.00%	10/01/2021	10	10,163
California (State of), Series 2014, GO Bonds	5.00%	12/01/2021	25	25,613
California (State of), Series 2015, GO Bonds	5.00%	08/01/2021	50	50,404
California (State of), Series 2016 C, Ref. GO Bonds	5.00%	09/01/2021	125	126,525
California (State of), Series 2016, Ref. GO Bonds	5.00%	08/01/2021	135	136,092
California (State of), Series 2016, Ref. GO Bonds(b)	5.00%	09/01/2030	100	101,226
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2021	20	20,326
California (State of) Department of Water Resources (Central Valley), Series 2017, Ref. RB	5.00%	12/01/2021	100	102,454
California (State of) Public Works Board, Series 2011 D, RB(b)	5.00%	12/01/2031	140	143,381
California (State of) Public Works Board, Series 2011 G, RB(b)(c)	5.00%	12/01/2021	40	40,986
California (State of) Public Works Board, Series 2011 G, RB(b)(c)	5.00%	12/01/2021	75	76,849
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2021	160	161,940
California (State of) Public Works Board, Series 2015 E, Ref. RB	5.00%	09/01/2021	100	101,212
California (State of) Public Works Board (Judicial Council), Series 2011 D, RB(b)	5.00%	12/01/2021	125	128,018
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2021	150	153,070
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2021	105	107,149
Cucamonga Valley Water District, Series 2011 A, Ref. RB(b)(c)	5.25%	09/01/2021	30	30,383
East Side Union High School District (Election of 2016), Series 2017 A, GO Bonds	3.00%	08/01/2021	180	180,866
Los Angeles (City of), CA, Series 2011 B, Ref. GO Bonds	5.00%	09/01/2021	25	25,306
Los Angeles (City of), CA, Series 2012 A, Ref. GO Bonds	5.00%	09/01/2021	10	10,122
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2021	100	100,000
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	07/01/2021	100	100,399
Los Angeles Unified School District, Series 2015 A, Ref. GO Bonds	5.00%	07/01/2021	500	501,980
Los Angeles Unified School District, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2021	120	120,475
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds(b)(c)	5.00%	07/01/2021	220	220,870
M-S-R Public Power Agency, Series 2018 R, Ref. RB	5.00%	07/01/2021	15	15,059
Orange (County of), CA Sanitation District, Series 2018 A, Ref. COP	5.00%	08/15/2021	55	55,443
Sacramento (City of), CA Municipal Utility District, Series 2011 X, Ref. RB	5.00%	08/15/2027	100	100,990
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2021	$200	$202,002
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2011 A, Ref. RB(b)(c)	5.00%	12/01/2021	40	40,986
San Francisco (City & County of), CA, Series 2011 R1, Ref. GO Bonds(b)	5.00%	06/15/2024	100	102,659
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(b)(c)	4.50%	11/01/2021	160	162,953
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB(b)(c)	5.00%	11/01/2021	600	612,315
Southwestern Community College District (Election of 2008), Series 2011 C, GO Bonds(b)(c)	5.00%	08/01/2021	90	90,731
Southwestern Community College District (Election of 2008), Series 2011 C, GO Bonds(b)(c)	5.25%	08/01/2021	5	5,043
				6,302,911
Colorado-1.07%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2021	75	76,984
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2021	10	10,265
Colorado Springs (City of), CO, Series 2011 A, Ref. RB	5.00%	11/15/2021	125	127,787
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2021	200	204,908
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2009, Ref. GO Bonds	5.25%	12/15/2021	10	10,278
				430,222
Connecticut-1.25%
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2021	45	45,822
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2021	50	50,611
Connecticut (State of), Series 2016 G, Ref. GO Bonds	5.00%	11/01/2021	25	25,512
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2021	25	25,045
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2021	35	35,495
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2021	10	10,141
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2011 A, RB(b)(c)	5.00%	07/01/2021	10	10,040
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network), Series 2011 M, RB(b)(c)	5.38%	07/01/2021	300	301,272
				503,938
Delaware-0.02%
Delaware (State of) Transportation Authority, Series 2012, RB	5.00%	07/01/2021	10	10,040
District of Columbia-0.88%
District of Columbia, Series 2011 G, RB(b)(c)	5.00%	12/01/2021	200	204,911
District of Columbia, Series 2011 G, RB	5.00%	12/01/2027	45	46,074
District of Columbia, Series 2011 G, RB	5.00%	12/01/2028	100	102,388
				353,373
Florida-4.79%
Citizens Property Insurance Corp., Series 2012 A-1, RB	5.00%	06/01/2021	75	75,000
Davie (Town of), FL, Series 2011, RB(b)(c)	5.00%	10/01/2021	15	15,245
Florida (State of), Series 2011 D, Ref. GO Bonds(b)(c)	5.00%	06/01/2021	125	125,000
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds(b)(c)	5.00%	06/01/2021	50	50,000
Florida (State of) (Capital Outlay), Series 2011 E, Ref. GO Bonds(b)(c)	5.00%	06/01/2021	200	200,000
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2021	35	35,000
Florida (State of) Department of Environmental Protection, Series 2014, Ref. RB	5.00%	07/01/2021	15	15,060
Florida (State of) Department of Environmental Protection (FL Forever), Series 2011 B, Ref. RB	5.00%	07/01/2021	20	20,080
Hillsborough County School Board, Series 2017, Ref. COP	5.00%	07/01/2021	5	5,019
Jacksonville (City of), FL, Series 2010 B-1, RB	5.00%	10/01/2021	355	360,683
JEA Electric System Revenue, Series 2008 3C-1, VRD RB(d)	0.03%	10/01/2034	300	300,000
Mid-Bay Bridge Authority, Series 2011 A, RB(b)(c)	7.25%	10/01/2021	300	307,097
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2021	105	106,670
Palm Beach (County of), FL Solid Waste Authority, Series 2011, Ref. RB	5.00%	10/01/2031	75	76,201
School District of Broward County, Series 2011 A, COP	5.00%	07/01/2021	45	45,179
Tohopekaliga Water Authority, Series 2011 A, Ref. RB(b)(c)	5.25%	10/01/2021	195	198,344
				1,934,578
Georgia-3.26%
Atlanta (City of), GA, Series 2019 F, Ref. RB	5.00%	07/01/2021	400	401,580
Georgia (State of) Road & Tollway Authority (Garvee), Series 2017 B, Ref. RB	5.00%	06/01/2021	300	300,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gwinnett (County of), GA Water & Sewerage Authority, Series 2011, Ref. RB	5.00%	08/01/2024	$510	$514,082
Valdosta & Lowndes (County of), GA Hospital Authority (South Medical Center), Series 2011 B, RB(b)(c)	5.00%	10/01/2021	100	101,633
				1,317,295
Hawaii-0.62%
Hawaii (State of), Series 2011 EA, Ref. GO Bonds	5.00%	12/01/2021	10	10,245
Hawaii (State of), Series 2011 EA, Ref. GO Bonds	5.00%	12/01/2023	110	112,643
Hawaii (State of), Series 2012 EE, GO Bonds	5.00%	11/01/2021	35	35,714
Hawaii (State of), Series 2012 EF, Ref. GO Bonds	5.00%	11/01/2021	85	86,733
Hawaii (State of), Series 2015, Ref. GO Bonds	5.00%	10/01/2021	5	5,081
				250,416
Illinois-4.69%
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	25	25,645
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	60	61,548
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	25	25,645
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	175	179,514
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	50	51,290
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	130	133,354
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	20	20,516
Chicago (City of), IL Transit Authority, Series 2011, RB(b)(c)	5.25%	12/01/2021	75	76,935
Chicago (City of), IL Transit Authority (State of Good Repair), Series 2017, Ref. RB	5.00%	06/01/2021	30	30,000
Cook (County of), IL, Series 2011 A, Ref. GO Bonds	5.25%	11/15/2024	300	306,727
Greater Chicago Metropolitan Water Reclamation District, Series 2011 B, GO Bonds	5.00%	12/01/2030	45	46,100
Greater Chicago Metropolitan Water Reclamation District, Series 2011 C, GO Bonds	5.00%	12/01/2031	30	30,733
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2021	55	55,429
Illinois (State of) Finance Authority (Trinity Health), Series 2011 L, RB(b)(c)	5.00%	12/01/2021	310	317,612
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2021	110	111,761
Illinois (State of) Toll Highway Authority, Series 2014 A, Ref. RB	5.00%	12/01/2021	15	15,360
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2021	340	346,636
Regional Transportation Authority, Series 1999, Ref. RB, (INS - AGM)(a)	5.75%	06/01/2021	60	60,000
				1,894,805
Indiana-0.90%
Indiana (State of) Finance Authority, Series 2011 A, RB	5.25%	10/01/2031	60	60,990
Indiana (State of) Finance Authority (University Health), Series 2016 A, Ref. RB	5.00%	12/01/2021	50	51,214
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(d)(e)	0.02%	05/15/2038	250	250,000
				362,204
Kansas-0.05%
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2011 A, Ref. RB(b)(c)	5.00%	09/01/2021	20	20,242
Kentucky-0.75%
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System Obligated Group), Series 2011, RB(b)(c)	5.00%	08/15/2021	50	50,490
Kentucky (State of) Property & Building Commission (No. 100), Series 2011 A, Ref. RB	5.00%	08/01/2021	125	125,999
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2021	75	75,599
Kentucky (State of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2021	50	51,009
				303,097
Louisiana-0.99%
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B-3, Ref. VRD RB, (LOC - Bank of New York Mellon (The))(d)(e)	0.03%	07/01/2047	400	400,000
Maryland-2.60%
Maryland (State of), Series 2014 B, GO Bonds	5.00%	08/01/2021	10	10,081
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	160	161,291
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	10	10,081
Maryland (State of), Series 2015 A, GO Bonds	5.00%	08/01/2021	75	75,605
Maryland (State of) Department of Transportation, Series 2016, RB	5.00%	11/01/2021	150	153,064
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2012 B, RB(b)(c)	5.00%	11/15/2021	10	10,224
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(d)(e)	0.02%	07/01/2034	500	500,000
Montgomery (County of), MD (Trinity Health), Series 2011, Ref. RB(b)(c)	5.00%	12/01/2021	85	87,087
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Prince George’s (County of), MD, Series 2011 B, Ref. GO Bonds(b)(c)	5.00%	09/15/2021	$25	$25,353
Washington (District of), MD Suburban Sanitary Commission, Series 2011, RB	3.00%	06/01/2021	15	15,000
				1,047,786
Massachusetts-6.25%
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	4.00%	10/01/2021	200	202,604
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	4.25%	10/01/2021	20	20,277
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	5.00%	10/01/2021	100	101,632
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(b)(c)	5.00%	10/01/2021	25	25,408
Massachusetts (Commonwealth of), Series 2013 C, GO Bonds(b)(c)	4.00%	08/01/2021	10	10,065
Massachusetts (Commonwealth of), Series 2014 A, GO Bonds(b)(c)	4.25%	12/01/2021	100	102,083
Massachusetts (Commonwealth of), Series 2016 C, Ref. GO Bonds	5.00%	10/01/2021	250	254,095
Massachusetts (Commonwealth of) (Green Bonds), Series 2013 D, GO Bonds(b)(c)	5.00%	08/01/2021	370	372,995
Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note, Series 2013 A, RB	5.00%	06/15/2021	70	70,125
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2010 A, RB	5.00%	12/15/2021	200	205,291
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(b)(c)	5.00%	10/15/2021	200	203,649
Massachusetts (Commonwealth of) School Building Authority, Series 2011 B, RB(b)(c)	5.25%	10/15/2021	100	101,917
Massachusetts (State of) Bay Transportation Authority, Series 2006 B, RB	5.25%	07/01/2021	130	130,541
Massachusetts (State of) Bay Transportation Authority, Series 2017, RB	4.00%	12/01/2021	515	525,025
Massachusetts (State of) Development Finance Agency (Partners Healthcare), Series 2012, RB(b)(c)	5.00%	07/01/2021	95	95,378
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2021	35	35,349
Massachusetts (State of) Water Resources Authority, Series 2011 B, RB(b)(c)	5.00%	08/01/2021	20	20,162
Massachusetts (State of) Water Resources Authority, Series 2014 F, Ref. RB	5.00%	08/01/2021	25	25,202
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2021	10	10,081
University of Massachusetts Building Authority, Series 2015-2, Ref. RB	5.00%	11/01/2021	10	10,205
				2,522,084
Michigan-2.24%
Detroit (City of), MI, Series 2011 A, RB(b)(c)	5.25%	07/01/2021	255	256,066
Detroit (City of), MI, Series 2011 C, RB(b)(c)	5.00%	07/01/2021	50	50,199
Michigan (State of) Building Authority, Series 2011 A, Ref. RB(b)(c)	5.20%	10/15/2021	25	25,475
Michigan (State of) Building Authority, Series 2011, Ref. RB(b)(c)	5.38%	10/15/2021	45	45,883
Michigan (State of) Building Authority (Facilities Program), Series 2011 A, Ref. RB(b)(c)	5.38%	10/15/2021	30	30,589
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS - AGM)(a)	5.00%	07/01/2021	200	200,779
Michigan (State of) Finance Authority (Clean Water), Series 2011, Ref. RB	5.00%	10/01/2021	50	50,812
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2021	220	225,342
Michigan (State of) Strategic Fund (Cadillac Place Office Building), Series 2011, RB	5.25%	10/15/2031	20	20,374
				905,519
Minnesota-0.99%
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System), Series 2009 B-2, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(d)(e)	0.01%	11/15/2035	100	100,000
Minneapolis (City of), MN (Fairview Health), Series 2018 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(d)(e)	0.03%	11/15/2048	300	300,000
				400,000
Missouri-0.68%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2021	145	148,072
Missouri (State of) Health & Educational Facilities Authority (Washington University), Series 2011 B, RB(b)(c)	5.00%	11/15/2021	25	25,559
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	07/01/2021	100	100,389
				274,020
Nebraska-0.01%
West Haymarket Joint Public Agency, Series 2011, GO Bonds(b)(c)	4.25%	12/15/2021	5	5,112
Nevada-1.07%
Clark (County of), NV, Series 2016 A, Ref. GO Bonds	5.00%	11/01/2021	425	433,645
New Jersey-3.87%
New Jersey (State of), Series 2013, GO Bonds	5.00%	06/01/2021	35	35,000
New Jersey (State of), Series 2016 T, Ref. GO Bonds	5.00%	06/01/2021	45	45,000
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2021	40	40,069
New Jersey (State of) Economic Development Authority (Lawrenceville School), Series 1996 B, VRD RB(d)	0.01%	07/01/2026	200	200,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Educational Facilities Authority, Series 2006 B, Ref. VRD RB(d)	0.02%	07/01/2031	$200	$200,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2021	50	51,343
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	5.00%	06/15/2021	25	25,044
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	5.25%	06/15/2021	50	50,092
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	5.25%	06/15/2021	185	185,340
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 A, RB(b)(c)	6.00%	06/15/2021	300	300,630
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(b)(c)	5.00%	06/15/2021	105	105,183
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(b)(c)	5.25%	06/15/2021	100	100,183
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(b)(c)	5.25%	06/15/2021	75	75,138
New Jersey (State of) Transportation Trust Fund Authority, Series 2011 B, RB(b)(c)	5.50%	06/15/2021	100	100,193
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB	5.00%	06/15/2021	50	50,086
				1,563,301
New Mexico-0.56%
New Mexico (State of) Finance Authority (Garvee), Series 2010 B, Ref. RB	5.00%	06/15/2021	75	75,133
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2021	150	150,472
				225,605
New York-20.30%
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2021	400	408,648
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2021	295	301,375
Nassau (County of), NY Industrial Development Agency, Series 1999, Ref. VRD RB(d)	0.01%	01/01/2034	300	300,000
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2021	25	25,482
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2021	520	532,601
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2021	25	25,450
New York (City of), NY, Series 1993 E-3, GO Bonds	5.00%	08/01/2023	10	10,081
New York (City of), NY, Series 1994 A4, GO Bonds	5.00%	08/01/2021	75	75,607
New York (City of), NY, Series 1994 A-4, GO Bonds	5.00%	08/01/2023	35	35,282
New York (City of), NY, Series 2008 J8, GO Bonds	4.00%	08/01/2021	25	25,161
New York (City of), NY, Series 2010 DD, VRD RB(d)	0.01%	06/15/2043	400	400,000
New York (City of), NY, Series 2011 A-1, GO Bonds(b)(c)	5.00%	08/01/2021	55	55,446
New York (City of), NY, Series 2011 AA, Ref. RB(b)(c)	5.00%	06/15/2021	195	195,348
New York (City of), NY, Series 2011 AA, Ref. RB(b)(c)	5.00%	06/15/2021	35	35,063
New York (City of), NY, Series 2011 D-1, GO Bonds(b)(c)	5.00%	10/01/2021	50	50,818
New York (City of), NY, Series 2011 HH, RB(b)(c)	5.00%	06/15/2021	200	200,357
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2021	10	10,081
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2021	15	15,121
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2021	5	5,040
New York (City of), NY, Series 2013 AA1, VRD RB(d)	0.01%	06/15/2050	300	300,000
New York (City of), NY, Series 2013 B, Ref. GO Bonds(b)	5.00%	08/01/2021	15	15,120
New York (City of), NY, Series 2013 B, Ref. GO Bonds	5.00%	08/01/2021	40	40,324
New York (City of), NY, Series 2013 E, GO Bonds	5.00%	08/01/2021	25	25,202
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2021	10	10,081
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2021	200	201,619
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2021	200	201,619
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2021	5	5,040
New York (City of), NY, Series 2018 A, Ref. GO Bonds(b)	5.00%	08/01/2021	10	10,080
New York (City of), NY, Series 2018 A, Ref. GO Bonds	5.00%	08/01/2021	65	65,526
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2021	90	90,728
New York (City of), NY Municipal Water Finance Authority, Series 2011 HH, RB(b)(c)	5.00%	06/15/2021	100	100,179
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB	5.00%	06/15/2045	10	10,252
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	11/01/2024	20	20,403
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	07/15/2025	75	75,423
New York (City of), NY Transitional Finance Authority, Series 2011 A, RB	5.00%	11/01/2026	25	25,499
New York (City of), NY Transitional Finance Authority, Series 2011 S-1, RB	5.00%	07/15/2023	70	70,400
New York (City of), NY Transitional Finance Authority, Series 2012 C-4, VRD RB(d)	0.01%	11/01/2036	300	300,000
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2021	40	40,814
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB(b)	5.00%	08/01/2021	40	40,324
New York (City of), NY Transitional Finance Authority, Series 2018 B4, VRD RB(d)	0.01%	08/01/2042	260	260,000
New York (City of), NY Water & Sewer System, Series 2012 FF, RB(b)	5.00%	06/15/2021	415	415,742
New York (City of), NY Water & Sewer System, Series 2016 CC, Ref. RB	5.00%	06/15/2023	50	51,305
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - NATL)(a)	5.50%	07/01/2021	$25	$25,109
New York (State of) Dormitory Authority, Series 2011 E, RB	5.00%	08/15/2021	125	126,248
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB	5.00%	12/15/2021	215	220,677
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB	5.00%	03/15/2025	90	91,260
New York (State of) Dormitory Authority, Series 2013 A, RB(b)	5.00%	07/01/2021	90	90,355
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	5.00%	10/01/2021	150	152,437
New York (State of) Dormitory Authority, Seris 2016 A, Ref. RB	5.00%	07/01/2021	25	25,100
New York (State of) Dormitory Authority (Columbia University), Series 2012 A, RB	5.00%	10/01/2021	100	101,642
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(d)	0.02%	07/01/2039	300	300,000
New York (State of) Municipal Bond Bank Agency, Series 2012, RB	5.00%	12/01/2021	55	56,350
New York (State of) Power Authority, Series 2011 A, RB(b)(c)	5.00%	11/15/2021	10	10,224
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2023	25	25,349
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2024	35	35,491
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2026	45	45,605
New York (State of) Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2028	200	202,678
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2031	55	56,173
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2021	75	75,133
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2021	500	500,890
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2021	400	407,278
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	4.00%	11/15/2021	85	86,515
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	5.00%	11/15/2021	470	480,502
				8,197,657
North Carolina-1.34%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007 C, Ref. VRD RB(d)	0.01%	01/15/2037	300	300,000
North Carolina (State of), Series 2011 B, Ref. RB	5.00%	11/01/2021	235	239,780
				539,780
Ohio-2.16%
Columbus (City of), OH, Series 2012 1, Ref. GO Bonds	5.00%	07/01/2021	300	301,193
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2017 B, Ref. VRD RB(d)	0.03%	11/01/2052	200	200,000
Hancock (County of), OH (Blanchard Valley Regional Health Center), Series 2011 A, RB(b)(c)	5.75%	06/01/2021	15	15,000
Lucas (County of), OH (ProMedica Healthcare System), Series 2011 A, RB(b)(c)	6.50%	11/15/2021	200	205,802
Ohio (State of), Series 2010 A, Ref. GO Bonds	5.00%	09/15/2021	50	50,709
Ohio (State of), Series 2012 A, Ref. GO Bonds(b)(c)	4.50%	08/01/2021	75	75,545
Ohio (State of), Series 2014 A, Ref. GO Bonds	5.00%	09/15/2021	15	15,213
Ohio (State of), Series 2014 B, Ref. GO Bonds	5.00%	08/01/2021	10	10,081
				873,543
Oklahoma-0.26%
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2021	50	50,000
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2012, RB	4.50%	09/01/2021	55	55,595
				105,595
Oregon-0.76%
Oregon (State of) Department of Transportation, Series 2017 C, Ref. RB	5.00%	11/15/2021	300	306,690
Pennsylvania-3.02%
Central Bradford Progress Authority (Guthrie Healthcare System), Series 2011, RB(b)(c)	5.50%	12/01/2021	45	46,205
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Children’s Hospital), Series 2002 B, Ref. VRD RB(d)	0.65%	07/01/2025	300	300,000
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Children’s Hospital), Series 2011 D, RB	5.00%	07/01/2028	50	50,249
Pennsylvania (Commonwealth of), Series 2011, GO Bonds(b)(c)	5.00%	11/15/2021	35	35,783
Pennsylvania (Commonwealth of), Series 2011, GO Bonds(b)(c)	5.00%	11/15/2021	45	46,006
Pennsylvania (Commonwealth of), Series 2011, GO Bonds(b)(c)	5.00%	11/15/2021	250	255,590
Pennsylvania (Commonwealth of), Series 2012, Ref. GO Bonds	5.00%	07/01/2021	300	301,171
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	10/15/2021	15	15,268
Pennsylvania (Commonwealth of), Series 2015 D, GO Bonds	5.00%	08/15/2021	25	25,246
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2011 A, RB(b)	5.00%	12/01/2021	$40	$40,982
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2011 A, RB(b)(c)	5.25%	08/15/2021	100	101,052
				1,217,552
Rhode Island-0.15%
Rhode Island Commerce Corp., Seris 2016 A, Ref. RB	5.00%	06/15/2021	35	35,061
Rhode Island Health and Educational Building Corp. (Brown University), Series 2012, RB	5.00%	09/01/2021	25	25,304
				60,365
South Carolina-1.23%
Florence (County of), SC, Series 2014, GO Bonds	4.00%	06/01/2021	35	35,000
South Carolina (State of) Public Service Authority, Series 2011 B, Ref. RB(b)	5.00%	12/01/2021	20	20,486
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2021	20	20,475
South Carolina (State of) Public Service Authority, Series 2015 C, Ref. RB	5.00%	12/01/2021	35	35,830
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 B, Ref. RB(b)	4.00%	12/01/2021	175	178,383
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2011 C, Ref. RB	5.00%	12/01/2036	200	204,441
				494,615
Tennessee-0.35%
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment), Series 2011 B, RB(b)(c)	5.25%	11/01/2021	50	51,074
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2021	15	15,060
Tennessee (State of), Series 2012 A, Ref. GO Bonds	5.00%	08/01/2021	20	20,161
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2021	55	56,121
				142,416
Texas-5.54%
Austin (City of), TX, Series 2010, Ref. GO Bonds	5.00%	09/01/2021	55	55,668
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2021	375	383,345
Board of Regents of the University of Texas System, Series 2010, Ref. RB	5.00%	08/15/2021	25	25,250
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 D, Ref. RB	5.25%	11/01/2024	100	102,074
Dallas-Fort Worth (Cities of), TX International Airport, Series 2012 C, Ref. RB	5.00%	11/01/2031	100	101,971
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020, Ref. RB	5.00%	11/01/2021	300	306,013
Harris (County of), TX Flood Control District, Series 2008 A, Ref. RB	5.25%	10/01/2021	200	203,428
Houston (City of), TX, Series 2012 F, Ref. RB(b)(c)	5.00%	11/15/2021	55	56,230
Houston (City of), TX Combined Utility System, Series 2011 D, RB(b)(c)	5.00%	11/15/2021	65	66,453
Odessa Junior College District, Series 2011, GO Bonds(b)(c)	5.25%	08/15/2021	55	55,579
Odessa Junior College District, Series 2011, GO Bonds(b)(c)	5.38%	08/15/2021	50	50,539
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C-4, Ref. VRD RB, (LOC - Bank of Montreal)(d)(e)	0.03%	07/01/2047	400	400,000
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2021	70	71,142
Texas (State of), Series 2019, VRD GO Bonds(d)	0.03%	06/01/2050	300	300,000
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2021	60	60,981
				2,238,673
Utah-0.75%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2021	300	301,195
Virginia-0.66%
Loudoun (County of), VA Economic Development Authority (Sycolin Road), Series 2011 A, RB	5.00%	06/01/2031	255	255,892
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB	5.00%	09/01/2021	5	5,061
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)	5.00%	09/01/2021	5	5,059
				266,012
Washington-2.94%
Energy Northwest, Series 2018 A, Ref. RB(b)	5.00%	07/01/2021	135	135,532
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2021	210	210,827
Energy Northwest (Columbia Generating Station), Series 2011 A, Ref. RB(b)(c)	5.00%	07/01/2021	40	40,157
Energy Northwest (Columbia Generating Station), Series 2012 A, Ref. RB(b)	5.00%	07/01/2021	5	5,020
Washington (State of), Series 2011 A, GO Bonds(b)(c)	5.00%	08/01/2021	100	100,809
Washington (State of), Series 2011 A, GO Bonds(b)(c)	5.00%	08/01/2021	15	15,121
Washington (State of), Series 2011 C, GO Bonds(b)(c)	5.00%	06/01/2021	75	75,000
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2011 C, GO Bonds(b)(c)	5.25%	06/01/2021	$200	$200,000
Washington (State of), Series 2011 C, GO Bonds(b)(c)	5.25%	06/01/2021	50	50,000
Washington (State of), Series 2011 R, Ref. GO Bonds	5.00%	07/01/2021	20	20,080
Washington (State of), Series 2012 R, Ref. GO Bonds	4.00%	07/01/2021	5	5,016
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2021	45	45,364
Washington (State of), Series 2013 C, RB	5.00%	09/01/2021	30	30,365
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2021	50	50,199
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2021	25	25,099
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2021	45	45,364
Washington (State of) (Senior 520 Corridor Program), Series 2011 C, GO Bonds(b)(c)	5.00%	06/01/2021	135	135,000
				1,188,953
West Virginia-0.13%
West Virginia University, Series 2011 B, RB(b)(c)	5.00%	10/01/2021	50	50,816
Wisconsin-1.67%
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(d)	0.01%	04/01/2048	400	400,000
Wisconsin (State of), Series 2011 2, Ref. GO Bonds	5.00%	11/01/2021	35	35,715
Wisconsin (State of), Series 2011, Ref. GO Bonds	4.00%	11/01/2021	35	35,570
Wisconsin (State of), Series 2016 1, Ref. GO Bonds	5.00%	11/01/2021	200	204,085
				675,370
TOTAL INVESTMENTS IN SECURITIES(f)-96.85% (Cost $39,067,621)				39,106,134
OTHER ASSETS LESS LIABILITIES-3.15%				1,272,980
NET ASSETS-100.00%				$40,379,114

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.93%
Arizona-1.06%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	$360	$379,086
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	35	36,653
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	120,409
				536,148
Arkansas-0.50%
Arkansas (State of) (Four-Lane Highway Construction), Series 2013, GO Bonds(a)(b)	3.25%	06/15/2021	50	50,056
Springdale School District No. 50, Series 2017, Ref. GO Bonds	4.00%	06/01/2040	200	206,443
				256,499
California-14.63%
Bay Area Toll Authority (San Francisco Bay Area), Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	78,082
California (State of), Series 2011, Ref. GO Bonds	5.25%	09/01/2022	530	564,192
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	103,910
California (State of), Series 2012, Ref. GO Bonds	5.25%	02/01/2029	180	186,171
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	106,964
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2022	145	150,955
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2022	200	214,739
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	536,847
California (State of) Public Works Board, Series 2012 A, RB(a)	5.00%	04/01/2027	50	52,023
California (State of) Public Works Board (Department of Corrections & Rehabilitation), Series 2012, Ref. RB(a)	5.00%	06/01/2027	100	104,872
California (State of) Public Works Board (Various Capital), Series 2012 A, RB(a)	5.00%	04/01/2026	155	161,286
California (State of) Public Works Board (Various Capital), Series 2012 G, Ref. RB	5.00%	11/01/2030	135	144,103
California (State of) Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	102,953
California State University, Series 2012 A, RB(a)(b)	5.00%	11/01/2022	350	374,380
Coachella Valley Unified School District (2005 Election), Series 2012 D, GO Bonds(a)(b)	5.00%	08/01/2022	245	259,050
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	151,790
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	141,489
Los Angeles (City of), CA Department of Water & Power, Series 2012 A, RB	5.00%	07/01/2043	200	210,049
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	105,327
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	31,605
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2022	205	215,875
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	42,113
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	142,202
Mount Diablo Unified School District (2010 Election), Series 2012 E, GO Bonds	5.00%	06/01/2037	300	315,968
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2012 A, RB(a)(b)	5.00%	04/15/2022	1,000	1,043,022
San Diego (County of), CA Regional Transportation Commission, Series 2012 A, RB(a)(b)	5.00%	04/01/2022	100	104,110
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	150	158,008
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2012, Ref. RB	5.00%	05/01/2027	115	120,045
San Francisco (City of), CA Public Utilities Commission, Series 2012, RB(a)(b)	5.00%	05/01/2022	1,000	1,045,221
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	105,649
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	07/01/2022	155	163,240
University of California, Series 2012 G, RB(a)	5.00%	05/15/2037	10	10,452
University of California, Series 2012, RB(a)(b)	5.00%	05/15/2022	5	5,233
University of California, Series 2012, RB(a)	5.00%	05/15/2024	165	172,578
				7,424,503
Colorado-1.32%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	107,510
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2022	500	536,847
Regional Transportation District (Fastracks), Series 2012 A, RB(a)(b)	5.00%	11/01/2022	25	26,734
				671,091
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-0.73%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. RB(b)	5.00%	07/01/2022	$200	$210,716
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	158,565
				369,281
District of Columbia-0.92%
District of Columbia, Series 2012 C, RB	5.00%	12/01/2026	115	123,222
District of Columbia, Series 2012 C, RB	5.00%	12/01/2029	150	160,678
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB	5.00%	10/01/2053	180	186,199
				470,099
Florida-8.75%
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2022	100	102,443
Florida (State of), Series 2012 C, Ref. GO Bonds	4.00%	06/01/2030	100	103,702
Florida (State of) (Capital Outlay), Series 2012 C, Ref. GO Bonds	4.00%	06/01/2026	700	726,236
Florida (State of) (Capital Outlay), Series 2013 B, Ref. GO Bonds	4.00%	06/01/2026	360	373,493
Florida (State of) Municipal Power Agency (St. Lucie), Series 2012 A, RB	5.00%	10/01/2026	175	185,759
JEA Water & Sewer System, Series 2017 A, Ref. RB	3.25%	10/01/2036	100	102,168
Miami-Dade (County of), FL, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	500	532,638
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	100	106,527
Miami-Dade (County of), FL Expressway Authority, Series 2013 A, RB	5.00%	07/01/2029	1,000	1,049,912
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	1,000	1,053,017
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	105,637
				4,441,532
Georgia-0.32%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	25,981
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	84,190
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2022	50	52,434
				162,605
Guam-3.20%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2027	535	566,436
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2030	1,000	1,056,830
				1,623,266
Illinois-2.03%
Chicago (City of), IL, Series 2012, RB	5.00%	11/01/2042	200	211,571
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB(a)	5.00%	01/01/2022	215	221,100
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2022	100	107,032
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	104,207
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	109,417
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2022	100	103,497
Springfield (City of), IL, Series 2012, Ref. RB(a)(b)	5.00%	03/01/2022	170	176,259
				1,033,083
Indiana-0.42%
Indianapolis (City of), IN Department of Public Utilities, Series 2020 A, Ref. RB	5.00%	08/15/2022	200	211,771
Louisiana-0.21%
Louisiana State Citizens Property Insurance Corp., Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2022	100	104,900
Maryland-1.23%
Maryland (State of), Series 2014 B, GO Bonds(a)(b)	5.00%	08/01/2022	100	105,710
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2022	315	335,573
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	96,255
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	85,883
				623,421
Massachusetts-3.41%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2022	200	206,036
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	26,274
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	105,327
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	$20	$21,060
Massachusetts (Commonwealth of) (Green Bonds), Series 2014 E, GO Bonds	5.00%	09/01/2031	240	254,298
Massachusetts (State of) Bay Transportation Authority, Series 2020, RB	5.00%	07/01/2022	500	526,524
Massachusetts (State of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2022	200	210,632
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	5	5,289
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	70	74,131
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2024	245	259,174
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	42,294
				1,731,039
Michigan-1.47%
Michigan (State of) Finance Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2022	210	220,297
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2009 B, RB(a)(b)	5.00%	06/01/2022	500	524,259
				744,556
Minnesota-0.52%
Minnesota (State of), Series 2016 D, Ref. GO Bonds	5.00%	08/01/2022	250	264,335
Nebraska-0.50%
Central Plains Energy Project (No. 3), Series 2012, RB(b)(d)	5.00%	09/01/2022	240	254,280
Nevada-3.14%
Clark (County of), NV, Series 2012, Ref. GO Bonds	4.00%	06/01/2030	200	207,219
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	325	341,189
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2037	1,000	1,045,799
				1,594,207
New Jersey-1.68%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	230,841
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	30	32,305
New Jersey (State of) Transportation Trust Fund Authority, Series 2012 AA, RB(a)	5.00%	06/15/2038	265	278,216
New Jersey (State of) Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	205,338
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	104,852
				851,552
New York-18.81%
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	135	143,278
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	265	280,375
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2027	200	213,802
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2031	250	266,992
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	213,146
Metropolitan Transportation Authority, Series 2015 A-1, RB	5.00%	11/15/2022	100	106,874
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds(a)	5.00%	01/01/2022	600	616,832
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.00%	12/01/2026	500	527,440
New York (City of), NY, Series 2012 A-1, GO Bonds(a)(b)	5.00%	10/01/2022	100	106,541
New York (City of), NY, Series 2012 EE, RB	4.00%	06/15/2039	245	253,672
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	103,256
New York (City of), NY, Series 2012 G-1, GO Bonds(a)(b)	5.00%	04/01/2022	300	312,304
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	105,710
New York (City of), NY Transitional Finance Authority, Series 2012 C-1, RB	5.00%	11/01/2025	100	106,831
New York (City of), NY Transitional Finance Authority, Series 2020 A, RB	5.00%	11/01/2022	1,000	1,069,201
New York (State of) Dormitory Authority, Series 2005 A, RB, (INS - AMBAC)(c)	5.50%	05/15/2022	600	631,064
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2027	100	103,352
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	100	103,871
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2022	1,000	1,064,477
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	5.00%	09/15/2022	1,000	1,063,153
New York (State of) Power Authority, Series 2011 A, RB(a)	5.00%	11/15/2022	100	107,142
New York (State of) Thruway Authority, Series 2012 I, RB(a)(b)	5.00%	01/01/2022	800	822,983
New York State Environmental Facilities Corp., Series 2012 D, RB	5.00%	06/15/2024	200	210,113
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2022	100	107,040
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2022	$600	$640,403
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	267,655
				9,547,507
North Carolina-1.23%
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	100	103,680
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2007 C, Ref. RB(a)(b)	5.00%	04/01/2022	400	416,370
North Carolina Medical Care Commission (Novant Health), Series 2013, Ref. RB	4.00%	11/01/2046	100	103,098
				623,148
Ohio-3.96%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, Ref. RB(a)(b)	5.00%	05/01/2022	100	104,503
Columbus (City of), OH, Series 2012 A, GO Bonds(a)(b)	5.00%	08/15/2022	110	116,491
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2022	100	104,098
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	1,000	1,048,518
Ohio (State of), Series 2015 B, GO Bonds(a)(b)	5.00%	06/15/2022	65	68,311
Ohio (State of) (Garvee), Series 2012 1, RB	5.00%	12/15/2024	295	309,726
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2012 A, RB	5.00%	01/01/2027	50	51,299
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2012, RB(a)(b)	5.00%	01/01/2022	200	205,734
				2,008,680
Oklahoma-3.23%
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB(a)(b)	5.00%	01/03/2022	95	97,750
Oklahoma (State of) Turnpike Authority, Series 2020 A, Ref. RB	5.00%	01/01/2022	1,500	1,543,154
				1,640,904
Oregon-0.82%
Hillsboro School District No. 1J, Series 2012, Ref. GO Bonds(a)(b)	4.00%	06/15/2022	200	208,118
Oregon (State of) Department of Transportation, Series 2012 A, Ref. RB(a)(b)	5.00%	11/15/2022	195	208,897
				417,015
Pennsylvania-4.55%
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	3.25%	07/01/2032	200	205,012
Pennsylvania (Commonwealth of) , Series 2016, Ref. GO Bonds	5.00%	01/15/2022	90	92,700
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	410,983
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	112,712
Philadelphia (City of), PA, Series 2012, Ref. RB(a)(b)	5.00%	11/01/2022	400	427,449
Pittsburgh (City of), PA, Series 2012 B, GO Bonds(a)(b)	5.00%	09/01/2022	1,000	1,061,189
				2,310,045
Tennessee-1.14%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2022	50	52,658
Nashville & Davidson (County of), TN, Series 2017, GO Bonds	5.00%	07/01/2022	400	421,264
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	100	104,107
				578,029
Texas-9.02%
Dallas (City of), TX, Series 2012 A, Ref. RB(a)(b)	5.00%	10/01/2022	200	213,055
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2022	100	103,454
Dallas Independent School District, Series 2012, Ref. GO Bonds(a)(b)	4.00%	08/15/2022	500	523,496
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 B, RB	5.00%	11/01/2044	200	212,808
Fort Worth Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2022	320	331,121
Harris (County of), TX, Series 2012 A, Ref. GO Bonds	5.00%	10/01/2024	360	383,362
Houston (City of), TX, Series 2012 D, Ref. RB(a)(b)	4.00%	11/15/2022	170	179,392
Houston (City of), TX, Series 2012 D, Ref. RB	4.00%	11/15/2037	130	137,280
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	500	520,851
Lower Colorado River Authority, Series 2020, Ref. RB	5.00%	05/15/2022	200	209,185
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2022	200	209,185
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	$100	$105,838
North Texas Tollway Authority, Series 2012 B, Ref. RB(a)(b)	5.00%	01/01/2022	100	102,837
San Antonio (City of), TX, Series 2016, Ref. GO Bonds	5.00%	02/01/2022	100	103,283
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	500	518,553
Texas (State of), Series 2011, Ref. GO Bonds	5.00%	10/01/2022	100	101,627
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2012 A, Ref. RB(a)(b)	5.00%	08/15/2022	250	264,752
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2022	100	107,124
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	253,406
				4,580,609
Utah-0.21%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2022	100	105,339
Virginia-3.43%
Fairfax (County of), VA Economic Development Authority (Public Uses Complex), Series 2014, Ref. RB	5.00%	05/15/2022	200	209,363
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	104,239
Hampton Roads Transportation Accountability Commission, Series 2019 A, RB	5.00%	07/01/2022	500	526,244
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	500	536,724
Virginia (State of) College Building Authority, Series 2015 D, RB	5.00%	02/01/2022	355	366,654
				1,743,224
Washington-5.49%
Central Puget Sound Regional Transit Authority, Series 2012 P-1, Ref. RB	5.00%	02/01/2026	150	154,781
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	160	168,219
Seattle (Port of), WA, Series 2012 A, Ref. RB	5.00%	08/01/2031	1,000	1,056,006
Washington (State of), Series 2012 C, Ref. GO Bonds	5.00%	07/01/2024	320	336,796
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2022	200	210,654
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	41,137
Washington (State of) (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	159,190
Washington (State of) (Senior 520 Corridor Program), Series 2012, RB	5.00%	09/01/2024	500	529,918
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	129,587
				2,786,288
TOTAL INVESTMENTS IN SECURITIES(e)-97.93% (Cost $49,533,824)				49,708,956
OTHER ASSETS LESS LIABILITIES-2.07%				1,049,563
NET ASSETS-100.00%				$50,758,519

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.6%
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
May 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.70%
Alabama-0.98%
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(a)	5.50%	10/01/2053	$185	$208,114
Jefferson (County of), AL, Series 2018 A, Ref. GO Bonds	5.00%	04/01/2023	85	92,422
				300,536
Alaska-0.09%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	26,992
Arizona-0.97%
Arizona (State of) Water Infrastructure Finance Authority (Water Quality), Series 2012 A, Ref. RB(b)(c)	5.00%	10/01/2022	30	31,958
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	129,169
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	110,106
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	25	27,510
				298,743
Arkansas-0.14%
Russellville (City of), AR, Series 2015, Ref. RB(b)(c)	4.00%	07/01/2023	40	43,128
California-17.48%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB	5.25%	12/01/2025	65	72,977
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	103,020
Bay Area Toll Authority, Series 2017 A, Ref. RB	5.00%	04/01/2023	35	38,090
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	32,557
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	104,482
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	100,213
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	110,490
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	107,793
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	166,458
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	88,982
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	111,822
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	167,573
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	55,804
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	110,467
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	100	108,616
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	122,766
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	560,845
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(b)(c)	5.00%	10/01/2023	35	38,904
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	55,227
California (State of) Public Works Board, Series 2013 I, RB	5.25%	11/01/2027	65	72,700
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(b)(c)	5.00%	03/01/2023	100	108,607
California (State of) Public Works Board (Various State Universities), Series 2013 H, RB(b)(c)	5.00%	09/01/2023	100	110,996
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	75	83,723
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(b)(c)	5.00%	08/01/2023	100	110,589
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2027	30	32,257
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	565	620,480
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(b)(c)	4.00%	08/01/2023	50	54,214
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	110,084
Los Angeles Unified School District, Series 2016 A, GO Bonds	4.00%	07/01/2023	125	135,009
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	203,655
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	25	27,197
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(b)(c)	4.00%	08/01/2023	100	108,428
San Diego (City of), CA Association of Governments (Green Bonds), Series 2019, RB	5.00%	11/15/2023	100	107,001
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	33,154
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	109,283
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	80	88,471
San Diego Unified School District, Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(a)	5.50%	07/01/2023	165	183,315
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2023	45	49,168
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	50,199
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	$100	$109,727
San Jose (City of), CA Financing Authority, Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	100	109,690
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	110	118,588
University of California, Series 2013 AF, RB	5.00%	05/15/2025	90	98,353
University of California, Series 2013 AF, RB	5.00%	05/15/2026	80	87,425
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2023	175	191,532
				5,370,931
Colorado-1.54%
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	195,828
Board of Governors of Colorado State University System, Series 2013 E, RB(b)(c)	5.00%	03/01/2023	35	37,993
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	85	91,700
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	95	102,567
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,582
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	38,151
				471,821
Connecticut-1.58%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	26,848
Connecticut (State of), Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	150	157,238
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	110,673
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2023	20	22,151
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	27,694
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,869
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	102,499
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB	5.00%	01/01/2038	25	26,696
				484,668
District of Columbia-0.90%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2026	50	54,702
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	80	87,472
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	21,856
District of Columbia Water & Sewer Authority, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	100	111,329
				275,359
Florida-3.11%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	214,577
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	555,021
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(b)(c)	4.13%	10/01/2023	45	49,182
Reedy Creek Improvement District, Series 2013 A, GO Bonds(b)(c)	5.25%	06/01/2023	25	27,558
School Board of Miami-Dade County (The), Series 2013 A, COP(b)(c)	5.00%	05/01/2023	100	109,144
				955,482
Georgia-1.75%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	72,544
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	21,628
Georgia (State of), Series 2012 C, Ref. GO Bonds	5.00%	09/01/2023	120	127,293
Georgia (State of), Series 2013 C, Ref. GO Bonds	4.00%	10/01/2023	85	89,375
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	97,062
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	55,086
Gwinnett (County of) GA, Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(a)	5.25%	01/01/2023	50	54,043
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	21,628
				538,659
Guam-0.40%
Guam (Government of) Waterworks Authority, Series 2013, RB(b)(c)	5.50%	07/01/2023	110	121,782
Hawaii-1.45%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	444,711
Illinois-4.02%
Chicago O’Hare International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	40	42,957
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2023	50	53,754
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	272,375
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	$100	$108,794
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	157,398
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	86,973
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	194,009
Illinois (State of) Finance Authority, Series 2016, RB	4.00%	01/01/2023	110	116,741
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	11,002
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	26,832
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	59,602
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	55,765
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB	5.00%	03/01/2023	45	48,522
				1,234,724
Indiana-2.04%
Indiana (State of) Finance Authority (University Health), Series 2019, Ref. RB	5.00%	12/01/2023	150	167,693
Lake Central Multi-District School Building Corp., Series 2012 B, RB(b)(c)	5.00%	01/15/2023	35	37,744
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	420,463
				625,900
Iowa-0.50%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	32,878
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	121,615
				154,493
Kansas-0.25%
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2025	40	43,584
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB	5.00%	05/01/2026	30	32,676
				76,260
Kentucky-0.71%
Kentucky (State of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	40	44,420
Kentucky (State of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2023	40	44,205
Kentucky (State of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	50	55,130
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2013 C, RB(b)(c)	4.50%	05/15/2023	15	16,284
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	58,653
				218,692
Louisiana-1.46%
Louisiana (State of), Series 2012 A, GO Bonds(b)(c)	5.00%	08/01/2022	80	84,568
Louisiana (State of), Series 2012 A-1, Ref. RB	5.00%	05/01/2023	40	41,774
Louisiana (State of), Series 2013 A, GO Bonds(b)(c)	4.00%	05/15/2023	25	26,897
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(b)(c)	5.00%	02/01/2023	100	108,144
Louisiana (State of) University & Agricultural & Mechanical College, Series 2013, RB(b)(c)	5.00%	07/01/2023	5	5,500
Terrebonne Levee & Conservation District, Series 2013, RB(b)(c)	5.00%	07/01/2023	165	181,508
				448,391
Maryland-2.92%
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	541,423
Maryland (State of) Department of Transportation, Series 2015, Ref. RB	5.00%	02/15/2023	100	108,311
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	150	163,985
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	75	83,743
				897,462
Massachusetts-3.12%
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	327,667
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	143,052
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	54,540
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	108,919
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	27,510
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	93,553
Massachusetts (State of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	35	38,671
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	$100	$105,823
Massachusetts (State of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2023	55	59,193
				958,928
Michigan-0.96%
Livonia Public Schools, Series 2013 I, GO Bonds(b)(c)	5.00%	05/01/2023	105	114,707
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	100	109,091
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	43,216
Western Michigan University, Series 2013, Ref. RB(b)(c)	5.25%	11/15/2023	25	28,134
				295,148
Minnesota-0.18%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	10,747
Minnesota (State of), Series 2013, Ref. GO Bonds	5.00%	10/01/2023	40	44,521
				55,268
Missouri-0.29%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	38,510
Metropolitan St. Louis Sewer District, Series 2013 B, RB(b)(c)	5.00%	05/01/2023	25	27,337
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	20	22,240
				88,087
Nebraska-0.09%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	27,001
Nevada-0.59%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	54,788
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	65,746
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	32,910
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	27,202
				180,646
New Jersey-5.08%
New Jersey (State of), Series 2013, GO Bonds	4.00%	06/01/2028	265	283,846
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	108,212
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2029	70	75,367
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(b)(c)	5.00%	06/15/2023	150	164,720
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	198,270
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(a)	5.25%	12/15/2023	55	61,990
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	169,819
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	108,850
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	4.00%	05/01/2023	50	53,718
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	150	164,020
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(b)(c)	5.00%	05/01/2023	30	32,804
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(b)(c)	5.00%	05/01/2023	30	32,804
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	106,973
				1,561,393
New Mexico-0.46%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	25	27,521
New Mexico (State of), Series 2015 A, RB	5.00%	07/01/2023	55	60,498
New Mexico (State of), Series 2016 B, Ref. RB	4.00%	07/01/2023	50	53,960
				141,979
New York-19.53%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	446,216
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2023	25	26,966
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	214,018
Metropolitan Transportation Authority, Series 2013 E, RB(b)(c)	5.00%	11/15/2023	150	167,922
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	111,268
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	54,591
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	105,710
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	55,187
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	491,168
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	$70	$75,752
New York (City of), NY, Series 2018 AA, Ref. RB	5.00%	06/15/2023	125	137,375
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2025	100	112,156
New York (City of), NY, Series 2019 DD, RB	5.00%	06/15/2025	100	112,156
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB	5.00%	02/01/2023	200	206,487
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB	5.00%	02/01/2026	200	216,109
New York (City of), NY Transitional Finance Authority, Series 2014 B1, RB	5.00%	11/01/2023	150	167,331
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	306,773
New York (City of), NY Transitional Finance Authority, Series 2018 A1, RB	5.00%	08/01/2023	105	115,942
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, Ref. RB	5.00%	07/15/2023	100	110,227
New York (City of), NY Water & Sewer System, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	200	224,313
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2023	100	103,439
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	104,652
New York (State of) Dormitory Authority, Series 2013 A, RB(b)(c)	5.00%	02/15/2023	250	270,881
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	217,460
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	35	38,056
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	70,675
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2023	130	141,349
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	26,945
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	59,802
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	45	49,251
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	60	66,588
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2026	200	216,933
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	50	54,196
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	216,745
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	4.00%	10/15/2023	125	136,300
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,451
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	114,077
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2025	170	185,394
Trust for Cultural Resources of The City of New York (The), Series 2016, Ref. RB(b)	4.00%	02/01/2023	60	63,848
Trust for Cultural Resources of The City of New York (The), Series 2016, Ref. RB	4.00%	02/01/2023	130	137,974
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	117,679
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	25	28,012
Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2028	100	112,075
				6,000,449
North Carolina-1.14%
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2023	15	16,198
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2023	25	27,311
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	109,720
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	90	97,440
North Carolina State University at Raleigh, Series 2013 A, RB(b)(c)	5.00%	10/01/2023	90	100,084
				350,753
Ohio-2.83%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(a)	5.25%	12/01/2023	10	11,247
Cleveland (City of), OH, Series 2015, RB(b)(c)	5.00%	10/01/2023	15	16,699
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	20	22,023
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	27,529
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	11,148
Northeast Ohio Regional Sewer District, Series 2013, RB(b)(c)	5.00%	05/15/2023	50	54,768
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	11,049
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	27,718
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	205,113
Ohio (State of), Series 2016-1, RB	5.00%	12/15/2023	50	56,092
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	100	111,049
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	128,917
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2023	150	162,359
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	22,407
				868,118
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.52%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	$40	$43,593
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	42,983
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	4.00%	01/01/2023	45	47,758
Oklahoma County Independent School District No. 89 Oklahoma City, Series 2020 A, GO Bonds	2.50%	07/01/2023	25	26,202
				160,536
Oregon-0.16%
Oregon (State of) Department of Transportation, Series 2013 A, RB(b)(c)	5.00%	11/15/2023	25	27,980
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	22,351
				50,331
Pennsylvania-3.40%
Northampton (County of), PA General Purpose Authority (Lafayette College), Series 2013 A, Ref. RB(b)(c)	5.00%	11/01/2023	60	67,040
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	125	136,175
Pennsylvania (Commonwealth of), Series 2013, GO Bonds(b)(c)	5.00%	04/01/2023	65	70,811
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	10/15/2023	30	33,368
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2023	100	108,579
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2023	150	165,721
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2023	100	107,792
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	260,507
Pennsylvania (Commonwealth of), Series 2017, Ref. GO Bonds	5.00%	01/01/2023	25	26,902
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	10	11,059
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(b)(c)	5.00%	08/15/2023	50	55,296
				1,043,250
South Carolina-0.64%
Charleston Educational Excellence Finance Corp., Series 2013, Ref. RB	4.00%	12/01/2028	25	27,130
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	75,941
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	20	22,152
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 B, Ref. RB	5.13%	12/01/2043	30	33,341
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 E, RB	5.50%	12/01/2053	20	22,345
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	16,632
				197,541
Tennessee-1.07%
Chattanooga (City of), TN Health Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(b)(c)	5.25%	01/01/2023	25	26,971
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	27,882
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	35	37,708
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(b)(c)	5.00%	07/01/2023	25	27,529
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	110,040
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	15	16,160
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(b)(c)	5.00%	01/01/2023	60	64,642
Tennessee State School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2023	15	16,729
				327,661
Texas-9.13%
Bexar (County of), TX, Series 2013 A, GO Bonds(b)(c)	4.00%	06/15/2023	25	26,972
Bexar (County of), TX, Series 2013 B, GO Bonds(b)(c)	5.00%	06/15/2023	400	439,684
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	221,195
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	27,650
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	21,648
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	138,910
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	27,661
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 F, Ref. RB	5.25%	11/01/2033	270	301,637
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(b)(c)	5.00%	12/01/2023	75	83,863
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	27,141
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	200,839
Houston Community College System, Series 2013, GO Bonds(b)(c)	5.00%	02/15/2023	65	70,417
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2026	70	75,302
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	345	371,304
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2025	50	53,729
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(b)(c)	5.00%	03/15/2023	$100	$108,742
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(b)(c)	5.00%	08/01/2023	90	99,364
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(b)(c)	4.00%	05/15/2023	25	26,871
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	4.00%	08/15/2023	130	140,912
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(b)(c)	5.00%	08/15/2023	35	38,707
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	150,224
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2023	75	82,885
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	32,733
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	25	27,164
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	10,828
				2,806,382
Utah-0.16%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016, Ref. RB	5.00%	05/15/2023	45	49,270
Virginia-1.76%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	110,938
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB(b)(c)	5.00%	09/01/2022	100	105,924
Virginia (State of) Public School Authority, Series 2012, Ref. RB(b)(c)	5.00%	08/01/2022	155	163,757
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,285
Virginia Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	154,525
				540,429
Washington-2.66%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	330,318
King (County of), WA, Series 2016 B, Ref. RB(b)(c)	5.00%	07/01/2023	15	16,517
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	125	131,603
Washington (State of), Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	85	89,490
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2027	25	27,548
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	221,266
				816,742
West Virginia-0.18%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	50	55,364
Wisconsin-1.46%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	375	404,942
Wisconsin (State of), Series 2016 B, GO Bonds	4.00%	05/01/2023	40	42,965
				447,907
TOTAL INVESTMENTS IN SECURITIES(d)-97.70% (Cost $29,755,468)				30,011,917
OTHER ASSETS LESS LIABILITIES-2.30%				706,475
NET ASSETS-100.00%				$30,718,392

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.04%
Alabama-0.85%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB	5.00%	09/01/2024	$100	$115,163
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	34,258
Alabama Public School and College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	114,394
				263,815
Arizona-2.28%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	193,399
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	171,889
City of Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	114,659
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	21,330
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	155,427
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	45,665
				702,369
California-17.39%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2046	100	108,972
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	56,816
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	57,854
California (State of), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	100	116,682
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	115,728
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	251,659
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	111,849
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	144,218
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	100	113,188
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	46,432
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	140,518
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	39,746
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	235	264,870
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	28,297
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	100	115,223
California (State of) Department of Water Resources, Series 2014, RB(a)(b)	5.00%	12/01/2024	50	58,341
California (State of) Infrastructure & Economic Development Bank, Series 2017, RB	5.00%	10/01/2024	100	115,728
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2026	100	114,637
California (State of) Public Works Board, Series 2014 A, RB	5.00%	09/01/2033	100	114,115
California (State of) Public Works Board, Series 2014 A, RB	4.50%	09/01/2035	100	111,717
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	79,831
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	86,688
California (State of) Public Works Board (Coalinga State Health), Series 2013 E, RB	5.00%	06/01/2024	125	136,939
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	113,699
California State University, Series 2014 A, Ref. RB	5.00%	11/01/2029	200	231,273
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	111,253
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2024	30	33,052
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	226,673
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,721
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	45,917
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	228,943
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	27,986
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	23,010
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	57,548
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	46,039
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	105	120,851
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	165	189,909
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	143,871
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,753
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	28,640
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	229,119
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	70	80,238
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	114,626
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	11,495
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	$25	$28,444
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	34,757
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	22,985
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	225,951
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	286,438
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,627
University of California, Series 2013 AF, RB	5.00%	05/15/2024	110	120,255
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	39,813
				5,369,934
Colorado-0.77%
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	28,967
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	28,946
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	23,288
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	119,951
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	36,997
				238,149
Connecticut-1.72%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	112,492
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	85,873
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	102,220
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2014 E, RB	5.00%	07/01/2024	200	228,787
				529,372
District of Columbia-0.73%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	40,711
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	22,686
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	39,678
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	25	28,574
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	40	46,357
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	28,905
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	15	16,958
				223,869
Florida-4.02%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014, RB	4.00%	12/01/2044	145	156,303
Florida (State of), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	188,380
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	114,593
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	74,399
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	100	113,512
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	111,058
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	102,894
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	125,359
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	26,540
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	27,578
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	138,614
School Board of Miami-Dade County (The), Series 2014 D, Ref. COP	5.00%	11/01/2028	25	28,689
School Board of Miami-Dade County (The), Series 2014 D, Ref. COP	5.00%	11/01/2030	30	34,338
				1,242,257
Georgia-1.81%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	55,848
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	111,695
Atlanta (City of), GA, Series 2015, GO Bonds	5.00%	12/01/2031	50	57,798
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	100	115,969
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	23,068
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	10	11,279
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	25	28,103
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	25	28,103
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	$100	$114,626
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	11,498
				557,987
Hawaii-0.60%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	115,475
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	10	11,548
Hawaii (State of), Series 2016, GO Bonds	5.00%	10/01/2024	50	57,738
				184,761
Illinois-4.84%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	108,168
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	167,337
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2024	60	67,133
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	20	22,520
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	95	103,203
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	56,469
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	232,705
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	110,502
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	28,697
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	34,437
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	11,446
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	80	92,236
Illinois (State of) Finance Authority (University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	40,065
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	223,830
Metropolitan Water Reclamation District of Greater Chicago (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	34,770
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	66,804
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	67,208
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	27,037
				1,494,567
Indiana-0.47%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	11,624
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	28,545
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	22,557
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	28,975
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	54,009
				145,710
Iowa-0.20%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	62,669
Kansas-0.29%
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	27,083
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	63,301
				90,384
Kentucky-0.55%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	170,629
Louisiana-1.00%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	70	78,902
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,660
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	171,117
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	17,366
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	34,731
				307,776
Maine-0.07%
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	23,004
Maryland-3.12%
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	80	89,879
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	50,557
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2027	$120	$133,122
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2030	25	27,537
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	22,648
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	11,488
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	50	57,440
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	74,672
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	39,635
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2024	30	34,464
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	57,440
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	25	28,111
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	112,391
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	51,871
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	113,720
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	46,455
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	11,597
				963,027
Massachusetts-3.32%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	229,693
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	32,700
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	51,522
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	202,817
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	25	28,559
Massachusetts (State of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	10	11,449
Massachusetts (State of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	324,547
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	28,720
Massachusetts Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	114,949
				1,024,956
Michigan-1.98%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	255,412
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	180,337
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	20	22,826
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2032	20	22,720
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	34,100
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	96,500
				611,895
Minnesota-0.73%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	111,558
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	112,349
				223,907
Mississippi-0.06%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	17,321
Missouri-1.74%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	17,351
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	34,063
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	90	102,312
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	28,652
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	354,207
				536,585
Nebraska-0.07%
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,949
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	11,256
				22,205
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-1.22%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	$70	$80,098
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	113,995
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	34,173
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	85,433
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	34,600
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	25	28,609
				376,908
New Jersey-4.57%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	113,783
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB	5.00%	06/15/2031	185	208,191
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	85,167
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	130	148,688
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	28,999
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	113,556
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	200	223,063
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	28,999
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	114,601
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	114,095
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	141,670
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	39,610
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	45	50,883
				1,411,305
New Mexico-0.33%
New Mexico (State of) Finance Authority, Series 2014 B1, Ref. RB	5.00%	06/15/2027	15	17,062
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	28,607
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	55,681
				101,350
New York-16.41%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2024	5	5,689
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	115,414
Metropolitan Transportation Authority, Series 2014 D-1, RB	5.25%	11/15/2044	100	113,368
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	17,379
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2028	25	28,686
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2033	100	114,637
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2024	125	144,318
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2024	20	22,884
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	56,080
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	25	27,571
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,732
New York (City of), NY, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	73,936
New York (City of), NY, Series 2014 I, GO Bonds	5.00%	03/01/2036	15	16,767
New York (City of), NY, Series 2014, Ref. RB	5.00%	06/15/2045	10	11,297
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	28,677
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,735
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	11,471
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	11,471
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	232,877
New York (City of), NY, Series 2020 GG, RB	5.00%	06/15/2026	75	87,329
New York (City of), NY Transitional Finance Authority, Series 2013, RB	5.00%	05/01/2024	25	27,311
New York (City of), NY Transitional Finance Authority, Series 2014 B1, RB	5.00%	11/01/2024	200	227,297
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	10	11,451
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2029	100	113,461
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	17,155
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2031	15	16,845
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	92,686
New York (City of), NY Transitional Finance Authority, Series 2018 A-1, RB	5.00%	08/01/2024	50	57,406
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	39,810
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Water & Sewer System, Series 2014 DD, Ref. RB	5.00%	06/15/2028	$200	$228,343
New York (State of) Dormitory Authority, Series 2013 A, RB	5.00%	07/01/2024	5	5,483
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2024	25	28,306
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	16,870
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	55	62,053
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	112,734
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	16,910
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2024	10	11,322
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2024	25	28,200
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	22,687
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	62,490
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	564,242
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2024	150	169,837
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	11,439
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	114,393
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	334,428
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	28,625
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	114,499
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	168,923
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	225,171
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	225,111
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	311,039
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2024	30	34,735
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	3.00%	10/15/2029	10	10,606
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2030	20	23,011
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	4.00%	10/15/2032	20	22,310
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	219,136
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	11,598
Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	06/15/2024	135	141,812
				5,066,053
North Carolina-1.21%
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	20	22,026
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	122,212
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	51,463
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	11,374
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	28,436
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	11,423
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	114,234
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	10	11,313
				372,481
Ohio-2.31%
Columbus (City of), OH, Series 2017, Ref. GO Bonds	5.00%	04/01/2024	100	113,500
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	33,696
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	227,232
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	11,513
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	45,141
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	230,678
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	23,065
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,824
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	10	11,643
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	11,423
				713,715
Oklahoma-0.29%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	16,764
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	62,657
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	11,371
				90,792
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-0.67%
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	$30	$34,291
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	28,995
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	29,080
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	40,712
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	34,896
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	40,048
				208,022
Pennsylvania-3.71%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	68,250
Erie (City & County of), PA City Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	145,424
Pennsylvania (Commonwealth of), Series 2013, GO Bonds	5.00%	10/15/2024	90	100,286
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2024	150	169,594
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2024	200	229,674
Pennsylvania (Commonwealth of), Series 2016, GO Bonds	5.00%	09/15/2024	175	201,569
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	115,183
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	114,267
				1,144,247
Rhode Island-0.28%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	86,186
South Carolina-1.34%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	50	56,550
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	57,893
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	149,655
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	34,438
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	114,229
				412,765
Tennessee-0.66%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	27,499
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	55,698
Tennessee (State of) School Bond Authority, Series 2015 B, RB	5.00%	11/01/2024	55	63,681
Tennessee State School Bond Authority, Series 2014, Ref. RB	5.00%	11/01/2024	50	57,892
				204,770
Texas-10.86%
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	40,344
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,807
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	97,260
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	40,229
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	11,494
Board of Regents of The University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	40,229
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	112,727
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	140	157,171
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	34,902
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	139,398
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	52,352
Dallas Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	75,620
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	46,004
Dallas Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2033	35	38,712
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 A, Ref. RB	5.00%	11/01/2024	500	578,181
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	33,871
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	23,002
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	40,672
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	63,358
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,899
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	118,515
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	56,378
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	11,021
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	140,307
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	$30	$33,674
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	17,169
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	152,455
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	78,810
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	100	115,744
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	73,782
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	113,511
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	22,688
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	11,551
Texas (State of) (Water Financial Assistance), Series 2018 B3, Ref. GO Bonds	5.00%	08/01/2024	30	34,444
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	86,796
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	23,146
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	39,796
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	30	34,757
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	57,398
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	309,919
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	51,736
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	126,466
				3,352,295
Utah-0.24%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	10	10,711
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	17,189
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	45,695
				73,595
Virginia-1.69%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	11,562
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	107,651
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	39,624
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	11,536
Virginia (State of) College Building Authority, Series 2015 D, RB	5.00%	02/01/2024	65	73,199
Virginia (State of) College Building Authority, Series 2016 A, Ref. RB	3.00%	09/01/2024	25	27,168
Virginia (State of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	175	201,041
Virginia College Building Authority (21st Century College), Series 2020, RB	5.00%	02/01/2024	10	11,262
Virginia Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	39,880
				522,923
Washington-2.55%
Energy Northwest, Series 2014 C, Ref. RB	5.00%	07/01/2027	150	170,944
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	232,329
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	224,773
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	49,948
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	22,912
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	75	86,186
				787,092
West Virginia-0.04%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	11,492
Wisconsin-1.05%
Wisconsin (State of), Series 2013, Ref. GO Bonds	5.00%	05/01/2024	30	32,797
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	28,965
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	22,111
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	23,172
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	100	109,323
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Department of Transportation, Series 2014 A2, Ref. RB	5.00%	07/01/2027	$25	$28,565
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	80,075
				325,008
TOTAL INVESTMENTS IN SECURITIES(d)-98.04% (Cost $29,953,641)				30,268,147
OTHER ASSETS LESS LIABILITIES-1.96%				604,314
NET ASSETS-100.00%				$30,872,461

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.01%
Alaska-0.34%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	$100	$114,587
Arizona-3.17%
Arizona (State of) Transportation Board, Seris 2016, Ref. RB	5.00%	07/01/2025	200	236,586
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	29,132
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	145,659
City of Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	76,746
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2045	500	580,097
				1,068,220
California-16.25%
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	71,231
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	116,011
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	88,762
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	117,181
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	117,181
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	118,805
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	118,623
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	59,755
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	50	59,924
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	200	241,040
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	119,920
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	119,105
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	176,516
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	210,094
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	178,391
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	58,843
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	229,312
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	75,552
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	52,253
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	200	237,059
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	234,536
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	472,958
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	47,460
Metropolitan Water District of Southern California, Series 2015 A, RB	4.00%	07/01/2045	200	224,510
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	118,919
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	119,748
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	46,848
Pasadena (City of), CA, Series 2015 A, Ref. COP	4.00%	02/01/2038	200	219,379
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	117,805
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	142,380
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	76,833
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	69,436
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	293,448
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	118,561
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	135,883
San Francisco Bay Area Rapid Transit District, Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	77,046
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	118,668
University of California, Series 2015 I, Ref. RB	5.00%	05/15/2030	95	111,734
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	162,215
				5,473,925
Colorado-0.30%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	11,821
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	59,839
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	30,031
				101,691
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-2.30%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	$200	$233,824
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	245,178
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	296,849
				775,851
Delaware-0.69%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	233,400
District of Columbia-0.68%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	58,503
District of Columbia Water & Sewer Authority, Series 2015 B, RB	5.00%	10/01/2037	145	170,633
				229,136
Florida-3.26%
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	53,433
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	15	17,764
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	50	59,639
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	89,245
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	53,392
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	107,421
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	243,169
Miami-Dade (County of), FL Water & Sewer System, Series 2017 A, RB	5.00%	10/01/2032	10	11,914
Miami-Dade (County of), FL Water & Sewer System, Series 2017 A, RB	5.00%	10/01/2034	10	11,852
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	117,140
School Board of Miami-Dade County (The), Series 2015 A, Ref. COP	5.00%	05/01/2028	200	232,644
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	81,691
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	17,583
				1,096,887
Georgia-3.07%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	205	238,751
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	71,678
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB	5.25%	08/15/2049	100	114,612
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB	5.50%	08/15/2054	100	114,769
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	58,981
Metropolitan Atlanta Rapid Transit Authority, Series 2015 A, RB	5.00%	07/01/2041	200	234,723
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	202,296
				1,035,810
Hawaii-2.31%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2027	150	178,349
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	155,370
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	297,839
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	146,578
				778,136
Illinois-3.93%
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2031	300	346,613
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2033	135	155,976
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	59,438
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	88,725
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	100	116,117
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	556,510
				1,323,379
Indiana-1.04%
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	350,772
Kansas-0.77%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	200	236,910
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	23,018
				259,928
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.35%
Louisville (City of) & Jefferson (County of), KY Sewer District, Seris 2016 A, RB	3.00%	05/15/2047	$110	$116,797
Louisiana-1.57%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	100	116,993
Louisiana (State of), Series 2015 A, Ref. RB	5.00%	05/01/2041	150	173,454
Louisiana (State of) Public Facilities Authority (Lafayette General Health System), Series 2016 A, Ref. RB(a)(b)	5.00%	11/01/2025	200	240,211
				530,658
Maryland-1.74%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	130	152,591
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2025	100	119,611
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health System (The)), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	82,472
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	113,870
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	118,605
				587,149
Massachusetts-4.02%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	41,231
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	40	47,057
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	97,915
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	59,303
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	311,592
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	58,292
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	299,855
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2035	70	82,721
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	236,382
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	118,582
				1,352,930
Michigan-0.85%
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	11,914
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	10	11,891
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	35,330
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	116,411
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	69,096
Michigan (State of) Finance Authority (Trinity Health Corp.), Series 2015, Ref. RB	5.00%	12/01/2025	35	41,226
				285,868
Mississippi-0.35%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	119,468
Missouri-0.88%
Health & Educational Facilities Authority of the State of Missouri (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,855
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	284,302
				295,157
Nebraska-0.26%
Public Power Generation Agency (Whelan Energy Center Unit), Series 2015, Ref. RB	5.00%	01/01/2028	75	86,382
Nevada-1.72%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	245,627
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	200,049
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	135,084
				580,760
New Jersey-3.52%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	180	211,782
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	250	293,888
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	236,675
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	100	113,679
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	$100	$115,852
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	81,201
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	115	131,285
				1,184,362
New York-17.00%
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2029	265	310,048
Metropolitan Transportation Authority (Green Bonds), Series 2017 A2, Ref. RB	5.00%	11/15/2025	200	238,801
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	88,162
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	82,136
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	200	232,813
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	106,343
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2039	200	234,215
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	130,636
New York (City of), NY Transitional Finance Authority, Series 2015 A1, RB	5.00%	08/01/2037	85	100,059
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	354,643
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2032	180	214,503
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	234,123
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	119,845
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	59,922
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2025	200	234,716
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	116,843
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	99,212
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2025	105	122,788
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2027	40	46,671
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	207,120
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	90	103,148
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	118,946
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	238,745
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	117,275
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	232,068
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	127,601
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	231,306
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	111,004
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	225,879
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	119,286
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2025	120	138,720
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	481,452
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	50	58,970
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	89,313
				5,727,312
North Carolina-1.45%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	130,663
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	117,848
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	200	239,458
				487,969
Ohio-1.61%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	117,202
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	29,032
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	117,515
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	175,941
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	102,276
				541,966
Oklahoma-0.35%
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	117,744
Pennsylvania-4.80%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2025	95	111,352
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2028	$500	$587,716
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	143,036
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	113,867
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	116,011
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	178,137
Pennsylvania (State of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	238,394
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	128,649
				1,617,162
South Carolina-1.41%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	233,296
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	242,297
				475,593
Tennessee-0.04%
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	11,986
Texas-10.03%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	197,151
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	115,564
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	84,328
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB	5.00%	12/01/2034	50	59,228
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	83,561
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	240,288
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	155,862
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	236,975
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	115,615
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	230,998
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	165,822
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	205,051
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	118,678
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	175,038
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	179,202
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	100	119,468
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	364,112
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	136,411
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	118,050
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2025	100	118,690
Texas State University System, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	158,126
				3,378,218
Utah-0.69%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	165,882
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2037	60	68,183
				234,065
Vermont-0.07%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	23,340
Virginia-1.11%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	86,493
Virginia (State of) Commonwealth Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	141,707
Virginia College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	46,797
Virginia Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	100,304
				375,301
Washington-4.63%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2029	75	89,412
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2030	30	35,765
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB	5.00%	11/01/2036	75	88,693
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	117,539
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	88,088
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
King (County of), WA, Series 2015, Ref. GO Bonds	5.00%	07/01/2034	$115	$133,624
King (County of), WA, Series 2015, Ref. RB	5.00%	07/01/2036	40	45,939
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	236,247
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	17,458
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	115	133,401
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	231,306
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	297,469
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	45,132
				1,560,073
Wisconsin-1.45%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	193,957
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	293,874
				487,831
TOTAL INVESTMENTS IN SECURITIES(d)-98.01% (Cost $32,645,101)				33,019,813
OTHER ASSETS LESS LIABILITIES-1.99%				671,187
NET ASSETS-100.00%				$33,691,000

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.27%
Alabama-0.52%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB	5.00%	09/01/2026	$20	$24,592
Tuscaloosa (City of), AL Board of Education, Series 2016, RB(a)(b)	5.00%	08/01/2026	60	73,678
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	21,983
				120,253
Arizona-1.02%
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	238,501
California-18.72%
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	28,996
Alameda Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	111,709
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	104,494
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	30,639
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	5,235
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	514,003
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	122,324
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	161,105
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	121,689
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	18,252
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	60	74,172
California (State of), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	61,501
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	112,020
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	20	23,631
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	61,412
California (State of) Health Facilities Financing Authority (Cedars Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	70	78,866
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	10	12,009
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	28,392
California (State of) Health Facilities Financing Authority (Providence St. Joseph Healthcare), Series 2016 A, Ref. RB	3.00%	10/01/2047	30	31,474
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	49,500
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	72,429
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	229,049
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	41,232
California (State of) Public Works Board, Series 2016 A, Ref. RB	4.00%	11/01/2032	220	256,871
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2026	25	30,921
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	37,015
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	120,272
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	100	120,058
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	225,564
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	30	33,854
Grossmont Union High School District (Election 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	5	5,231
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	48,714
Imperial Irrigation District Electric System, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	29,722
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	36,648
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	120	146,447
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	59,300
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	118,302
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	6,038
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	46,976
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	170	184,744
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	184,204
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	120,687
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	22,231
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	30	35,866
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	20	22,846
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	$60	$72,068
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	15	17,950
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	23,111
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	36,672
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	42,662
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	40	48,853
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	84,482
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	29,766
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	21,675
				4,363,883
Colorado-1.97%
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	36,728
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	259,631
Denver (City & County of), CO Airport System Revenue, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	12,124
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	25	28,968
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	12,265
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	108,819
				458,535
Connecticut-1.44%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	25	29,926
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	122,671
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	159,956
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	24,301
				336,854
District of Columbia-1.59%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	50	60,581
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	211,844
District of Columbia, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	15	18,253
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	35	43,096
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	18,013
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	18,005
				369,792
Florida-4.61%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	114,992
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	91,580
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	48,688
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	07/01/2026	10	11,829
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	121,435
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	36,571
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	78,874
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	120,321
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	150,432
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	12,062
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	12,039
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	61,215
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	24,453
School Board of Miami-Dade County (The), Series 2015 D, Ref. COP	5.00%	02/01/2028	25	29,772
School District of Broward County, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	64,988
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	11,982
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	30,101
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	30,021
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	23,849
				1,075,204
Georgia-1.90%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	70	86,742
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	209,501
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	$35	$42,391
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	60,639
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	42,616
				441,889
Hawaii-0.98%
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	104,775
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	123,265
				228,040
Illinois-5.03%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	113,216
Chicago O’Hare International Airport, Series 2015 B, Ref. RB	5.00%	01/01/2026	90	104,436
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2029	10	11,915
Chicago O’Hare International Airport, Series 2016 C, Ref. RB	5.00%	01/01/2034	20	23,724
Chicago O’Hare International Airport, Series 2017 E, RB	5.00%	01/01/2026	30	35,893
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	100	122,318
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	93,550
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	483,173
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	17,393
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	65,148
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	60	71,547
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	25	29,687
				1,172,000
Indiana-0.37%
Indiana University, Seris 2016 A, Ref. RB	5.00%	06/01/2028	25	30,332
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	45	55,098
				85,430
Iowa-0.71%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	55,325
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	109,517
				164,842
Kentucky-0.72%
Kentucky (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	20	24,140
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	24,124
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	120,362
				168,626
Louisiana-0.77%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	179,378
Maryland-1.84%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	49,109
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	79,802
Maryland (State of), Series 2018 B, GO Bonds	5.00%	08/01/2026	25	30,693
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2028	75	91,668
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	123,502
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	30,951
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	22,407
				428,132
Massachusetts-4.99%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	72,604
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	419,039
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	30,630
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	90	111,371
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	24,504
Massachusetts (Commonwealth of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	83,997
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	$300	$371,647
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	48,800
				1,162,592
Michigan-2.60%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	139,365
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	24,268
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	48,488
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	42,284
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	184,761
Michigan (State of) Hospital Finance Authority, Series 2010, Ref. RB	5.00%	11/15/2047	45	54,190
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	21,904
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	91,178
				606,438
Minnesota-0.25%
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	59,545
Missouri-0.34%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	38,017
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	42,252
				80,269
Nevada-1.14%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	10	12,332
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	29,895
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	115,286
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	47,640
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	20	24,354
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	36,365
				265,872
New Jersey-3.70%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	244,055
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	334,814
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	284,400
				863,269
New Mexico-1.25%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	290,745
New York-14.79%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	11,975
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	24,462
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	432,095
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	119,299
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	146,934
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	75	90,231
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	196,513
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	76,463
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	121,386
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	25	30,017
New York (City of), NY, Series 2016 A-1, GO Bonds	4.00%	08/01/2035	25	28,736
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	240	289,849
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	66,057
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	30,001
New York (City of), NY, Series 2016 CC1, Ref. RB	5.00%	06/15/2038	100	122,716
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	70	85,821
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2037	415	510,028
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	41,704
New York (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2030	90	107,544
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2016 E-1, RB	5.00%	02/01/2037	$35	$41,575
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	11,974
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	17,915
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	17,291
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	37,088
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	48,547
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	42,275
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	120,786
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	12,062
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	50	60,393
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	53,116
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2026	15	18,181
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	73,499
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2026	5	6,060
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2026	35	42,423
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	152,683
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	24,459
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2029	25	30,449
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	25	30,126
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	45,324
Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	30,324
				3,448,381
North Carolina-1.18%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	103,972
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	30,580
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	24,346
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	18,410
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	66,381
North Carolina Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	31,219
				274,908
Ohio-2.30%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	30,291
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	42,948
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	36,362
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	60,298
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	84,491
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	6,136
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	101,786
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	50	59,620
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	48,013
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	48,862
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	18,625
				537,432
Oklahoma-0.52%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	61,162
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	12,155
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	18,509
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	29,590
				121,416
Pennsylvania-4.08%
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	105,273
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	41,140
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	357,568
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	36,421
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	150	182,990
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	75,458
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (State of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	$80	$98,269
Pennsylvania (State of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	54,210
				951,329
Rhode Island-0.46%
Rhode (State of) Island Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	47,417
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	60,787
				108,204
South Carolina-0.87%
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	179,900
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	22,287
				202,187
Tennessee-1.13%
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	122,490
Nashville & Davidson (County of), TN, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	60,249
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	35	43,248
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	36,426
				262,413
Texas-9.41%
Bexar (County of), TX, Series 2017, Ref. GO Bonds	5.00%	06/15/2030	60	72,779
Board of Regents of The University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	165,857
Board of Regents of The University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	43,000
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	191,148
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	35,720
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	5	6,043
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	30,971
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	73,007
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	24,018
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	70	83,920
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	45	53,764
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	60,511
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	28,203
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	100	104,600
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	200	208,267
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	36,561
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	43,222
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	18,094
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	242,715
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	35,994
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	35	43,184
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	34,605
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	89,476
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	467,964
				2,193,623
Utah-0.54%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	99,421
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	25	27,174
				126,595
Virginia-1.50%
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	24,150
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	29,600
Virginia (State of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	10	11,465
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (State of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	$35	$42,288
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	242,797
				350,300
Washington-2.94%
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	60,756
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	18,497
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	61,445
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	10	11,044
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	242,706
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	11,964
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	48,858
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	10	12,203
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	35	42,910
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	30,536
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	30	35,863
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	108,740
				685,522
Wisconsin-2.09%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	244,641
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	72,809
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	24,437
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	28,037
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	116,711
				486,635
TOTAL INVESTMENTS IN SECURITIES(d)-98.27% (Cost $22,417,082)				22,909,034
OTHER ASSETS LESS LIABILITIES-1.73%				403,546
NET ASSETS-100.00%				$23,312,580

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.63%
Arizona-2.08%
Arizona (State of), Series 2019 A, Ref. COP	5.00%	10/01/2027	$100	$126,435
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	200	248,443
				374,878
California-19.06%
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	11,454
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	31,016
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	150	160,056
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	18,424
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	63,047
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	250,200
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	100	126,790
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	420,054
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	95,297
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-1, RB	5.00%	11/01/2027	135	171,924
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	58,306
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	31,251
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	220,801
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	55	62,920
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	37,696
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	367,137
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	54,270
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	247,690
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	12,650
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	10	12,602
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	51,483
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	12,152
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	251,860
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	263,100
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	112,072
San Jose Unified School District, Series 2018 E, GO Bonds	4.00%	08/01/2042	100	115,388
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	22,946
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	159,110
				3,441,696
Colorado-0.97%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	110,805
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	10	12,673
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	50,825
				174,303
Connecticut-1.15%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	30,538
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	30,352
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	24,985
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	121,884
				207,759
District of Columbia-4.07%
Washington (State of) Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	735,334
Florida-3.91%
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	49,076
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	55,134
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	100,125
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	43,897
Miami-Dade (County of), FL Water & Sewer System, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	56,896
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	10	12,277
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
School Board of Miami-Dade County (The), Series 2016 B, Ref. COP	5.00%	08/01/2027	$20	$24,293
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	365,056
				706,754
Georgia-5.54%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	68,476
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	247,022
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	672,141
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	12,417
				1,000,056
Hawaii-1.11%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	10	12,083
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	43,863
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	63,359
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	80,918
				200,223
Idaho-0.48%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	87,545
Illinois-6.64%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	243,457
Chicago O’Hare International Airport, Series 2017 C, Ref. RB	5.00%	01/01/2041	100	121,831
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	121,357
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	100	120,917
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	200	246,363
Illinois (State of) Finance Authority, Series 2017, RB	5.00%	01/01/2027	95	118,069
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	25	30,834
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	30,558
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	166,696
				1,200,082
Indiana-0.55%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	49,575
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	49,313
				98,888
Kansas-0.06%
Johnson (County of), KS Public Building Commission, Series 2018 A, RB	4.00%	09/01/2027	10	11,731
Louisiana-1.19%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	50	62,211
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	122,222
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	31,402
				215,835
Maryland-2.98%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	18,742
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	31,559
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	18,814
Maryland (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	245	309,280
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	24,907
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	134,727
				538,029
Massachusetts-3.79%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2027	50	62,545
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	19,019
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	30	37,787
Massachusetts (State of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	564,872
				684,223
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.28%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	$30	$36,988
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	10	12,722
				49,710
Mississippi-0.07%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	12,672
Missouri-1.81%
Health & Educational Facilities Authority of the State of Missouri (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	249,615
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(a)	5.50%	07/01/2027	60	76,497
				326,112
Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	30,087
New Jersey-2.33%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	88,828
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	124,631
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	125,630
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	31,261
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	27,867
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	22,875
				421,092
New Mexico-0.63%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	4.00%	08/01/2039	100	113,908
New York-17.65%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	54,395
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	241,053
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	538,991
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	119,078
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	257,496
Metropolitan Transportation Authority (Green Bonds), Series 2017 C1, Ref. RB	5.00%	11/15/2027	50	62,804
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	07/15/2027	70	87,688
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	122,114
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	42,711
New York (City of), NY, Series 2017, Ref. RB	5.00%	06/15/2037	140	173,612
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	18,991
New York (City of), NY Transitional Finance Authority, Series 2017 A, RB	3.50%	02/01/2038	45	49,602
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	31,051
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	43,795
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	43,207
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	123,499
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	41,211
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2027	60	73,791
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	171,936
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	150	185,124
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	42,382
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	242,945
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	43,041
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	117,635
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	37,726
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2027	40	48,348
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	24,494
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	12,512
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	12,277
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	125,172
				3,188,681
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.61%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	$40	$47,278
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	20	25,064
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	37,245
				109,587
Ohio-1.89%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	145	164,187
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	25,177
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	12,664
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	12,539
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	63,667
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	25,049
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	37,363
				340,646
Oklahoma-0.65%
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	118,018
Oregon-1.17%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	87,740
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	124,481
				212,221
Pennsylvania-3.61%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	119,230
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	122,750
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	49,100
Pennsylvania (Commonwealth of), Series 2017, Ref. GO Bonds	5.00%	01/01/2027	195	241,386
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	43,963
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	18,121
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	58,062
				652,612
Rhode Island-0.16%
Rhode Island Health and Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	28,809
South Carolina-0.41%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	11,611
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	61,770
				73,381
South Dakota-0.18%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	33,302
Tennessee-0.17%
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	30,062
Texas-7.11%
Bexar (County of), TX Hospital District, Series 2018, GO Bonds	5.00%	02/15/2048	75	89,943
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	56,221
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	40	49,864
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	63,413
Metropolitan Transit Authority of Harris County, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	216,555
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	30	35,946
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	37,809
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	169,163
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	186,207
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	65	81,207
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	218,119
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	$25	$31,136
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	17,846
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	31,314
				1,284,743
Virginia-1.53%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	196,440
Virginia (State of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	60,308
Virginia (State of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	6,226
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	10	12,507
				275,481
Washington-2.78%
Energy Northwest, Series 2018, Ref. RB	5.00%	07/01/2027	35	43,919
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	123,681
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	25	30,882
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	10	12,487
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	25,220
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	43,852
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	97,856
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	37,500
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	12,610
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	74,933
				502,940
Wisconsin-1.84%
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	25,038
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	12,351
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	294,204
				331,593
TOTAL INVESTMENTS IN SECURITIES(b)-98.63% (Cost $17,567,932)				17,812,993
OTHER ASSETS LESS LIABILITIES-1.37%				248,090
NET ASSETS-100.00%				$18,061,083

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.89%
Arizona-1.66%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	$175	$217,632
Arkansas-0.29%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	37,903
California-14.06%
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	257,755
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	133,810
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	245,969
Chaffey Community College District, Series 2019 A, GO Bonds	3.00%	06/01/2046	185	196,835
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	251,570
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	70,850
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	187,653
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	232,499
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	107,823
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	100	95,962
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	58,113
				1,838,839
Colorado-0.39%
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	50,814
Connecticut-3.09%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	127,538
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	276,612
				404,150
District of Columbia-2.18%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	38,252
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	246,394
				284,646
Florida-0.82%
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	107,532
Georgia-4.08%
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	228,257
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	64,261
Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	240,863
				533,381
Illinois-3.78%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	63,978
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	100	121,795
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	308,262
				494,035
Indiana-1.69%
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	221,450
Louisiana-0.22%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	29,196
Maryland-3.08%
Maryland (State of), Series 2018, GO Bonds	5.00%	08/01/2031	125	160,700
Maryland (State of), Series 2018, GO Bonds	4.00%	08/01/2032	200	242,037
				402,737
Massachusetts-6.73%
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	270,178
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	260,346
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (State of) Health & Educational Facilities Authority (Institute of Technology), Series 1998 I, RB	5.20%	01/01/2028	$90	$115,932
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	233,277
				879,733
Minnesota-0.10%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	12,849
Nevada-1.40%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	63,611
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	119,702
				183,313
New Jersey-4.19%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	150	161,341
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	248,797
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	137,024
				547,162
New York-19.27%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	248,774
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	85,735
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	145	161,863
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	4.00%	11/15/2035	150	171,293
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	125,331
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2033	90	112,524
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2043	100	122,680
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	230,680
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	200	258,017
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	94,367
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	100	129,423
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	150,588
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	123,706
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	313,067
Port Authority of New York & New Jersey, Series 2018, Ref. RB	5.00%	07/15/2030	150	191,986
				2,520,034
North Carolina-1.97%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	257,002
Ohio-1.58%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	18,660
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	150	187,714
				206,374
Oregon-0.98%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	128,022
Pennsylvania-3.81%
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2028	200	248,612
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	249,469
				498,081
Texas-10.98%
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	150	178,356
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	25,048
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	75,506
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	63,990
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	120	150,644
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	25,642
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	258,888
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	150	188,924
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	$250	$318,362
Texas Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	130	150,962
				1,436,322
Utah-0.19%
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	20	24,682
Virginia-1.84%
Virginia (State of) Commonwealth Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	240,619
Washington-6.59%
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2028	100	125,483
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	259,993
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	56,590
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	49,781
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	200	236,587
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	132,730
				861,164
West Virginia-2.92%
West Virginia (State of), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	158,008
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	224,387
				382,395
TOTAL INVESTMENTS IN SECURITIES(b)-97.89% (Cost $12,501,004)				12,800,067
OTHER ASSETS LESS LIABILITIES-2.11%				276,428
NET ASSETS-100.00%				$13,076,495

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.59%
Alabama-0.41%
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	$45	$53,474
Arizona-1.52%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	38,917
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	125	158,521
				197,438
California-15.64%
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	65	84,572
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	208,240
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	99,156
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	32,528
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	65,880
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	169,801
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	116,944
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	127,976
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	253,972
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2036	100	130,075
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	126,527
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	126,052
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	70	89,783
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	86,089
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	51,500
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	125	146,606
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	50	63,735
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	20	26,043
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	25	29,608
				2,035,087
Colorado-0.82%
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	38,741
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	5	5,871
Colorado (State of) Health Facilities Authority (Adventhealth Obligated), Series 2019, Ref. RB	4.00%	11/15/2038	30	35,619
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	20	26,481
				106,712
Connecticut-1.51%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	25	32,087
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	157,847
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	6,516
				196,450
District of Columbia-4.39%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	130,147
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	39,263
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	34,897
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	50	65,293
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	117,790
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	175	184,533
				571,923
Florida-4.32%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	115,376
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	125,861
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	130,162
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	191,164
				562,563
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-2.73%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta), Series 2019 A, RB	3.00%	07/01/2046	$50	$53,265
Development Authority for Fulton County (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	115,830
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	128,627
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	45	57,393
				355,115
Hawaii-0.84%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	32,537
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	76,490
				109,027
Illinois-4.50%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	125,246
Illinois (State of), Series 2019 B, GO Bonds	4.00%	11/01/2035	100	114,945
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	170	220,437
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	100	124,419
				585,047
Indiana-1.89%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	65,606
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	57,459
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	123,514
				246,579
Iowa-0.35%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	35	45,925
Kansas-0.93%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	121,628
Louisiana-2.34%
East Baton Rouge Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	100	117,794
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	110	141,271
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	35	44,912
				303,977
Maryland-1.91%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	100	117,945
Maryland (State of), Series 2019, GO Bonds	5.00%	03/15/2031	80	104,060
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	26,492
				248,497
Massachusetts-3.71%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	50,807
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	45	59,353
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	90,356
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	76,887
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	19,715
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	13,236
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	19,645
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	13,190
Massachusetts (State of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB	4.00%	06/01/2049	100	113,145
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	20	26,153
				482,487
Michigan-2.08%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2029	30	40,056
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	100,525
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	129,729
				270,310
Minnesota-0.66%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	85,334
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.23%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	$25	$30,152
Missouri-0.46%
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	60,453
Nebraska-0.25%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	19,058
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	12,877
				31,935
Nevada-0.45%
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	25	32,464
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	25,865
				58,329
New Jersey-2.71%
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	125	162,562
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	189,504
				352,066
New York-16.53%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	130,432
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	125,275
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	23,821
New York (City of), NY, Series 2019 A-1, GO Bonds	5.00%	08/01/2039	100	126,606
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	38,811
New York (City of), NY, Series 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	64,135
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	95	121,217
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	35	45,226
New York (City of), NY Transitional Finance Authority, Series 2019 A-2, RB	5.00%	05/01/2037	100	126,970
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	40	47,067
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	95	111,506
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	95	111,599
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	19,160
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	30	35,342
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	44,280
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	126,149
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	412,961
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	50	65,207
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	32,838
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2044	35	44,636
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	110	140,026
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	33,061
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	124,065
				2,150,390
North Carolina-1.58%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	50	65,627
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	19,400
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	120,994
				206,021
Ohio-3.00%
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	64,717
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	26,175
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	70,898
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	66,423
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	111,191
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	51,517
				390,921
Oregon-1.75%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	15	19,861
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of), Series 2019 A, GO Bonds	5.00%	05/01/2033	$60	$77,848
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	130,178
				227,887
Pennsylvania-5.14%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2038	100	118,634
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	119,232
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	118,309
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	45,594
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	127,509
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	139,904
				669,182
Rhode Island-1.01%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	131,613
Texas-10.04%
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	131,247
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	77,396
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	96,504
Dallas Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	25	30,435
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	95,839
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	44,605
Lower Colorado River Authority, Series 2019, Ref. RB	5.00%	05/15/2032	20	25,629
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	157,347
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	88,012
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	31,526
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	100	118,432
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	10	13,171
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	152,705
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	115,216
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	128,114
				1,306,178
Utah-0.75%
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	97,939
Virginia-1.38%
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	13,149
Virginia College Building Authority (21st Century College), Series 2017 E, Ref. RB	5.00%	02/01/2029	100	127,352
Virginia College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	39,218
				179,719
Washington-2.76%
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	46,461
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	46,245
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	65,651
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	45,656
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	60	77,508
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	77,264
				358,785
TOTAL INVESTMENTS IN SECURITIES(b)-98.59% (Cost $12,644,769)				12,829,143
OTHER ASSETS LESS LIABILITIES-1.41%				182,945
NET ASSETS-100.00%				$13,012,088

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.84%
California-15.66%
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	$45	$48,336
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	120,154
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	33,323
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	50,486
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	81,089
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	122,224
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	100	119,829
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2030	60	79,117
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	67,260
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	95,188
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	173,877
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	60	79,170
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	129,725
				1,199,778
Colorado-2.91%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	33,364
Colorado (State of), Series 2020 A, COP	4.00%	12/15/2038	100	121,714
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	50	67,624
				222,702
Connecticut-1.69%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	129,699
Delaware-1.62%
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	124,109
District of Columbia-3.46%
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	264,671
Florida-1.20%
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	65,746
School District of Broward County, Series 2020 A, COP	5.00%	07/01/2033	20	26,226
				91,972
Georgia-0.56%
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	42,952
Illinois-3.36%
Illinois (State of) Finance Authority (Northshore University), Series 2020, Ref. RB	4.00%	08/15/2040	100	119,907
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	19,786
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	100	117,383
				257,076
Maryland-3.88%
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	126,623
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	170,716
				297,339
Massachusetts-4.25%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	25	32,400
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	160	171,263
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	15,495
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	100	106,230
				325,388
Missouri-1.37%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2020, RB	3.00%	06/01/2053	100	105,277
Nevada-0.87%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	50	66,882
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-3.01%
Gloucester County Improvement Authority (The) (Rowan University), Series 2021, RB, (INS - BAM)(a)	4.00%	07/01/2051	$100	$116,740
New Jersey (State of) Economic Development Authority, Series 2021, RB	4.00%	06/15/2050	100	114,224
				230,964
New York-29.27%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	100	117,391
New York & New Jersey (States of) Port Authority, Series 2019, Ref. RB	5.00%	09/01/2030	100	131,259
New York (City of), NY, Series 2019 L-6, GO Bonds	5.00%	04/01/2030	20	25,850
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	125	147,971
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	126,507
New York (City of), NY, Series 2020 EE, Ref. RB	5.00%	06/15/2030	70	94,185
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	64,534
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	108,326
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	115	150,336
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2037	200	239,905
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	114,633
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	100	116,902
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	18,909
New York (State of) Power Authority, Series 2020 A, Ref. RB	4.00%	11/15/2055	100	116,581
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2038	200	236,560
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	40	47,064
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	200	238,139
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	146,874
				2,241,926
North Carolina-1.83%
Brunswick (County of), NC, Series 2020, RB	3.00%	04/01/2050	100	107,539
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	32,734
				140,273
Ohio-2.28%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	174,759
Oregon-0.86%
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	66,012
Pennsylvania-1.54%
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	100	117,896
Tennessee-1.64%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	125,487
Texas-8.72%
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	32,463
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020, Ref. RB	4.00%	11/01/2045	100	118,526
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	195,902
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	152,442
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	168,410
				667,743
Virginia-2.89%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	87,372
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	133,984
				221,356
Washington-3.47%
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2033	55	73,310
Washington (State of), Series 2020 C, GO Notes	5.00%	02/01/2034	50	65,686
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	126,491
				265,487
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.50%
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020, Ref. RB	4.00%	01/01/2045	$100	$115,206
TOTAL INVESTMENTS IN SECURITIES(b)-97.84% (Cost $7,387,037)				7,494,954
OTHER ASSETS LESS LIABILITIES-2.16%				165,189
NET ASSETS-100.00%				$7,660,143

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-56.52%
U.S. Treasury Bills-56.52%(a)
0.01%, 06/24/2021	$2,900,000	$2,900,005
0.00%–0.01%, 07/22/2021	1,850,000	1,850,006
0.00%, 08/19/2021	900,000	899,990
		5,650,001
Total U.S. Treasury Securities (Cost $5,649,967)		5,650,001
U.S. Dollar Denominated Bonds & Notes-38.64%
Brazil-2.06%
Itau Unibanco Holding S.A., 6.20%, 12/21/2021(b)	200,000	205,852
Chile-1.01%
Chile Government International Bond, 3.25%, 09/14/2021	100,000	100,721
China-5.54%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	100,000	100,865
Industrial & Commercial Bank of China Ltd., 2.45%, 10/20/2021	250,000	251,533
Sinopec Group Overseas Development (2016) Ltd., 2.00%, 09/29/2021(b)	200,000	200,912
		553,310
India-2.02%
Indian Oil Corp. Ltd., 5.63%, 08/02/2021(b)	200,000	201,770
Indonesia-4.10%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 5.50%, 11/22/2021(b)	400,000	410,170
Malaysia-4.03%
Export-Import Bank of Malaysia Bhd., 2.48%, 10/20/2021(b)	200,000	201,523
RHB Bank Bhd., 2.50%, 10/06/2021(b)	200,000	201,316
		402,839
	Principal Amount	Value
Russia-2.00%
Sberbank of Russia Via SB Capital S.A., Series 7, 5.72%, 06/16/2021(b)	$200,000	$200,393
Turkey-8.07%
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(b)	200,000	200,728
4.25%, 06/08/2021(b)	200,000	200,728
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(b)	200,000	202,831
5.50%, 10/27/2021(b)	200,000	202,830
		807,117
United Arab Emirates-6.15%
Abu Dhabi National Energy Co. PJSC, 5.88%, 12/13/2021(b)	200,000	206,492
Dolphin Energy Ltd. LLC, 5.50%, 12/15/2021(b)	200,000	205,345
Unity 1 Sukuk Ltd., 3.86%, 11/30/2021(b)	200,000	203,265
		615,102
United States-3.66%
Novelis Corp., 5.88%, 09/30/2026(b)	350,000	365,545
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,824,713)		3,862,819
	Shares
Money Market Funds-2.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $238,218)	238,218	238,218
TOTAL INVESTMENTS IN SECURITIES-97.54% (Cost $9,712,898)		9,751,038
OTHER ASSETS LESS LIABILITIES-2.46%		245,837
NET ASSETS-100.00%		$9,996,875
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $3,409,700, which represented 34.11% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,178,986	$(7,940,768)	$-	$-	$238,218	$60
Invesco Premier U.S. Government Money Portfolio, Institutional Class	31,602	6,501	(38,103)	-	-	-	-
Total	$31,602	$8,185,487	$(7,978,871)	$-	$-	$238,218	$60

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Australia-0.54%
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	$200,000	$195,444
Brazil-8.52%
Banco Bradesco S.A.
5.75%, 03/01/2022(a)	200,000	207,152
5.75%, 03/01/2022(a)	200,000	207,152
Banco BTG Pactual S.A., 5.75%, 09/28/2022(a)	200,000	211,352
Banco do Brasil S.A.
5.88%, 01/26/2022(a)	200,000	205,852
5.88%, 01/26/2022(a)	200,000	205,852
3.88%, 10/10/2022	200,000	206,867
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	200,000	207,086
Caixa Economica Federal, 3.50%, 11/07/2022(a)	150,000	155,129
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	94,736
Embraer S.A., 5.15%, 06/15/2022	100,000	103,463
Itau Unibanco Holding S.A.
5.65%, 03/19/2022(a)	200,000	206,552
5.65%, 03/19/2022(a)	200,000	206,552
5.50%, 08/06/2022(a)	200,000	208,802
5.50%, 08/06/2022(a)	200,000	208,802
NBM US Holdings, Inc.
7.00%, 05/14/2026(a)(b)	200,000	216,250
7.00%, 05/14/2026(a)	200,000	216,250
		3,067,849
Chile-0.85%
Banco del Estado de Chile
3.88%, 02/08/2022(a)	150,000	153,528
3.88%, 02/08/2022(a)	150,000	153,528
		307,056
China-9.07%
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/2022(a)	200,000	203,327
China Cinda Finance 2017 I Ltd., 3.65%, 03/09/2022(a)	200,000	202,162
China South City Holdings Ltd., 11.50%, 02/12/2022(a)	200,000	193,430
China Southern Power Grid International Finance BVI Co. Ltd.
2.75%, 05/08/2022(a)	200,000	203,677
2.75%, 05/08/2022(a)	200,000	203,677
China State Construction Finance Cayman II Ltd., 3.38%, 11/29/2022(a)	200,000	205,067
CNPC General Capital Ltd., 3.95%, 04/19/2022(a)	200,000	205,321
Export-Import Bank of China (The), 2.63%, 03/14/2022(a)	200,000	203,163
Industrial & Commercial Bank of China Ltd.
2.88%, 10/12/2022(a)	200,000	205,245
2.96%, 11/08/2022	200,000	206,277
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/2023(a)	200,000	210,377
Sinopec Group Overseas Development (2012) Ltd.
3.90%, 05/17/2022(a)	200,000	205,716
3.90%, 05/17/2022(a)	200,000	205,716
	Principal Amount	Value
China-(continued)
Sinopec Group Overseas Development (2017) Ltd.
3.00%, 04/12/2022(a)	$200,000	$204,027
2.50%, 09/13/2022(a)	200,000	204,402
State Grid Overseas Investment (2016) Ltd., 2.75%, 05/04/2022(a)	200,000	203,819
		3,265,403
Colombia-2.16%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	200,000	208,452
Bancolombia S.A., 5.13%, 09/11/2022(b)	100,000	104,400
Grupo Aval Ltd.
4.75%, 09/26/2022(a)	200,000	207,000
4.75%, 09/26/2022(a)	250,000	258,750
		778,602
India-7.85%
Axis Bank Ltd., 3.00%, 08/08/2022(a)	200,000	204,254
Bank of Baroda, 3.50%, 04/04/2022(a)	200,000	204,131
Bharat Petroleum Corp. Ltd.
4.38%, 01/24/2022(a)	200,000	204,200
4.63%, 10/25/2022(a)	200,000	209,264
Canara Bank, 3.25%, 08/10/2022(a)	200,000	204,899
ICICI Bank Ltd., 3.25%, 09/09/2022(a)	200,000	205,413
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	205,124
Reliance Industries Ltd.
5.40%, 02/14/2022(a)	250,000	258,010
5.40%, 02/14/2022(a)	500,000	516,020
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/2022(a)	200,000	205,003
5.95%, 10/24/2022(a)	200,000	205,003
State Bank of India, 3.25%, 01/24/2022(a)	200,000	203,215
		2,824,536
Indonesia-9.26%
Indika Energy Capital IV Pte Ltd.
8.25%, 10/22/2025(a)	250,000	267,563
8.25%, 10/22/2025(a)	250,000	267,563
Indonesia Government International Bond
3.70%, 01/08/2022(a)	200,000	204,035
3.70%, 01/08/2022(a)	200,000	204,035
3.75%, 04/25/2022(a)	300,000	309,124
3.75%, 04/25/2022(a)	200,000	206,083
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/2025(a)	200,000	211,538
6.75%, 01/30/2025(a)	200,000	211,538
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	200,000	205,053
3.40%, 03/29/2022(a)	200,000	205,053
3.30%, 11/21/2022(a)	200,000	208,725
3.30%, 11/21/2022(a)	200,000	208,725
PT Pertamina (Persero)
4.88%, 05/03/2022(a)	200,000	207,900
4.88%, 05/03/2022(a)	400,000	415,800
		3,332,735
Ireland-0.88%
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022(a)	200,000	210,317
5.25%, 08/15/2022(a)	100,000	105,159
		315,476
Malaysia-3.46%
CIMB Bank Bhd., 3.26%, 03/15/2022(a)	200,000	204,039
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Malaysia-(continued)
IOI Investment L Bhd., 4.38%, 06/27/2022(a)	$200,000	$205,420
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	200,000	204,159
3.13%, 03/18/2022(a)	200,000	204,159
7.88%, 05/22/2022(a)	200,000	214,221
7.88%, 05/22/2022(a)	200,000	214,221
		1,246,219
Mexico-4.93%
America Movil S.A.B. de C.V., 3.13%, 07/16/2022	800,000	822,629
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander
4.13%, 11/09/2022(a)	300,000	313,503
4.13%, 11/09/2022(a)	400,000	418,004
Mexico Government International Bond, 8.00%, 09/24/2022	200,000	220,752
		1,774,888
Morocco-2.05%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	700,000	736,295
Peru-3.40%
Banco BBVA Peru S.A.
5.00%, 08/26/2022(a)	100,000	104,028
5.00%, 08/26/2022(a)	100,000	104,029
Inkia Energy Ltd.
5.88%, 11/09/2027(a)	200,000	203,300
5.88%, 11/09/2027(a)	200,000	203,300
Orazul Energy Egenor S.C.A.
5.63%, 04/28/2027(a)	200,000	201,950
5.63%, 04/28/2027(a)	200,000	201,950
Southern Copper Corp., 3.50%, 11/08/2022	100,000	104,125
Volcan Cia Minera S.A.A., Class B, 5.38%, 02/02/2022(a)	100,000	99,900
		1,222,582
Philippines-0.58%
Union Bank of the Philippines, 3.37%, 11/29/2022(a)	200,000	207,664
Poland-2.89%
Powszechna Kasa Oszczednosci Bank Polski S.A. Via PKO Finance AB, 4.63%, 09/26/2022(a)	200,000	209,808
Republic of Poland Government International Bond, 5.00%, 03/23/2022	800,000	831,399
		1,041,207
Russia-9.83%
Gazprom Neft OAO Via GPN Capital S.A.
4.38%, 09/19/2022(a)	200,000	208,153
4.38%, 09/19/2022(a)	200,000	208,153
Gazprom PJSC Via Gaz Capital S.A.
6.51%, 03/07/2022(a)	200,000	208,970
4.95%, 07/19/2022(a)	200,000	208,900
Rosneft Oil Co. Via Rosneft International Finance DAC
4.20%, 03/06/2022(a)	200,000	205,099
4.20%, 03/06/2022(a)	200,000	205,099
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022(a)	600,000	619,548
4.50%, 04/04/2022(a)	200,000	206,516
	Principal Amount	Value
Russia-(continued)
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	$200,000	$207,375
6.13%, 02/07/2022(a)	200,000	207,375
5.13%, 10/29/2022(a)	200,000	209,402
5.13%, 10/29/2022(a)	200,000	209,402
Vnesheconombank Via VEB Finance PLC, 6.03%, 07/05/2022(a)	200,000	210,496
VTB Bank OJSC Via VTB Capital S.A.
6.95%, 10/17/2022(a)	200,000	212,319
6.95%, 10/17/2022(a)	200,000	212,319
		3,539,126
South Africa-3.42%
MTN (Mauritius) Investments Ltd., 5.37%, 02/13/2022(a)	200,000	205,590
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	200,000	210,580
Sasol Financing International Ltd., 4.50%, 11/14/2022	200,000	205,229
Stillwater Mining Co., 6.13%, 06/27/2022(a)	200,000	201,136
Transnet SOC Ltd.
4.00%, 07/26/2022(a)	200,000	204,450
4.00%, 07/26/2022(a)	200,000	204,450
		1,231,435
Supranational-5.36%
Asian Development Bank
2.00%, 02/16/2022	200,000	202,697
1.88%, 02/18/2022	200,000	202,539
0.63%, 04/07/2022(b)	550,000	552,397
1.88%, 07/19/2022	450,000	459,026
1.88%, 08/10/2022	100,000	102,108
1.75%, 09/13/2022	400,000	408,385
		1,927,152
Tanzania-0.73%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022	250,000	260,596
Thailand-2.59%
Bangkok Bank PCL, 3.88%, 09/27/2022(a)	200,000	208,569
Kasikornbank PCL, 2.38%, 04/06/2022(a)	200,000	202,741
PTT Global Chemical PCL, 4.25%, 09/19/2022(a)	500,000	521,099
		932,409
Turkey-9.70%
Anadolu Efes Biracilik Ve Malt Sanayii A.S., 3.38%, 11/01/2022(a)	200,000	203,050
Hazine Mustesarligi Varlik Kiralama A.S.
5.80%, 02/21/2022(a)	400,000	409,081
5.80%, 02/21/2022(a)	200,000	204,540
QNB Finansbank A.S.
4.88%, 05/19/2022(a)	200,000	204,847
4.88%, 05/19/2022(a)	200,000	204,847
T.C. Ziraat Bankasi A.S., 5.13%, 05/03/2022(a)	200,000	204,288
Turkey Government International Bond
5.13%, 03/25/2022	200,000	204,658
6.25%, 09/26/2022	600,000	624,706
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	200,000	207,024
5.25%, 09/13/2022(a)	200,000	207,024
Turkiye Ihracat Kredi Bankasi A.S., 4.25%, 09/18/2022(a)	200,000	202,809

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Turkiye Is Bankasi A.S., 5.50%, 04/21/2022(a)	$200,000	$205,020
Turkiye Vakiflar Bankasi T.A.O., 5.63%, 05/30/2022(a)	200,000	204,929
Yapi ve Kredi Bankasi A.S., 5.50%, 12/06/2022(a)	200,000	203,915
		3,490,738
United Arab Emirates-8.29%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	600,000	618,516
2.50%, 10/11/2022(a)	600,000	618,516
BOS Funding Ltd., 4.23%, 03/07/2022(a)	200,000	205,000
DAE Funding LLC
4.50%, 08/01/2022(a)	100,000	100,265
4.50%, 08/01/2022(a)	200,000	200,529
DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	200,000	204,390
Emirates NBD Bank PJSC, 3.25%, 11/14/2022(a)	200,000	207,570
First Abu Dhabi Bank PJSC, 3.00%, 03/30/2022(a)	200,000	204,582
MDGH - GMTN B.V.
5.50%, 03/01/2022(a)	200,000	208,053
5.50%, 03/01/2022(a)	400,000	416,106
		2,983,527
United Kingdom-0.60%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025(a)	200,000	217,219
United States-2.07%
JBS USA Food Co.
7.00%, 01/15/2026(a)	200,000	213,550
7.00%, 01/15/2026(a)	200,000	213,550
5.75%, 01/15/2028(a)	200,000	212,202
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(a)	100,000	106,500
		745,802
Total U.S. Dollar Denominated Bonds & Notes (Cost $35,335,856)		35,643,960
	Shares	Value
Money Market Funds-0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $155,871)	155,871	$155,871
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $35,491,727)		35,799,831
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.76%
Invesco Private Government Fund, 0.01%(c)(d)(e)	253,830	253,830
Invesco Private Prime Fund, 0.09%(c)(d)(e)	380,593	380,745
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $634,575)		634,575
TOTAL INVESTMENTS IN SECURITIES-101.22% (Cost $36,126,302)		36,434,406
OTHER ASSETS LESS LIABILITIES-(1.22)%		(439,125)
NET ASSETS-100.00%		$35,995,281

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $29,611,127, which represented 82.26% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,460,955	$(2,305,084)	$-	$-	$155,871	$26
Invesco Premier U.S. Government Money Portfolio, Institutional Class	68,228	26,233	(94,461)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$918,117	$(664,287)	$-	$-	$253,830	$3*
Invesco Private Prime Fund	-	1,207,726	(826,986)	-	5	380,745	40*
Total	$68,228	$4,613,031	$(3,890,818)	$-	$5	$790,446	$69

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.82%
Brazil-9.14%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	$200,000	$205,213
Banco do Brasil S.A.
5.88%, 01/19/2023(a)	200,000	214,000
5.88%, 01/19/2023(a)(b)	200,000	214,000
4.88%, 04/19/2023(a)	200,000	213,350
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/2023(a)	200,000	222,281
Brazilian Government International Bond, 2.63%, 01/05/2023	400,000	413,856
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	61,000	65,222
Gerdau Trade, Inc., 4.75%, 04/15/2023(a)	200,000	214,819
Itau Unibanco Holding S.A.
2.90%, 01/24/2023(a)	200,000	205,077
5.13%, 05/13/2023(a)	200,000	212,300
5.13%, 05/13/2023(a)	500,000	530,750
Petrobras Global Finance B.V., 4.38%, 05/20/2023	150,000	159,225
		2,870,093
Chile-3.77%
Banco de Credito e Inversiones S.A.
4.00%, 02/11/2023(a)	200,000	210,400
4.00%, 02/11/2023(a)	275,000	289,300
Falabella S.A., 3.75%, 04/30/2023(a)	200,000	209,800
Inversiones CMPC S.A.
4.38%, 05/15/2023(a)	200,000	210,952
4.38%, 05/15/2023(a)	250,000	263,690
		1,184,142
China-8.46%
China Government International Bond
3.25%, 10/19/2023(a)	490,000	524,110
0.40%, 10/21/2023(a)	250,000	250,539
China Great Wall International Holdings III Ltd., 4.38%, 05/25/2023(a)	200,000	208,942
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	210,844
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	209,520
3.40%, 04/16/2023(a)	200,000	209,520
Industrial & Commercial Bank of China Ltd., 1.00%, 09/09/2023(a)	200,000	201,506
Sinopec Group Overseas Development (2013) Ltd., 4.38%, 10/17/2023(a)	200,000	215,812
State Grid Overseas Investment (2013) Ltd., 3.13%, 05/22/2023(a)	200,000	209,433
State Grid Overseas Investment (2016) Ltd., 3.75%, 05/02/2023(a)	200,000	211,713
Sunac China Holdings Ltd., 6.50%, 07/09/2023(a)	200,000	207,002
		2,658,941
Colombia-2.27%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	200,000	210,350
Colombia Government International Bond, 2.63%, 03/15/2023	300,000	307,047
Termocandelaria Power Ltd., 7.88%, 01/30/2029(a)	185,000	197,115
		714,512
Hong Kong-0.63%
BOSCI BVI Ltd., 1.25%, 09/10/2023(a)	200,000	199,395
	Principal Amount	Value
Hungary-2.82%
Hungary Government International Bond
5.38%, 02/21/2023	$400,000	$434,878
5.75%, 11/22/2023	400,000	451,966
		886,844
India-5.17%
Bharti Airtel International Netherlands B.V., 5.13%, 03/11/2023(a)	200,000	212,778
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	209,358
IIFL Finance Ltd., 5.88%, 04/20/2023(a)(b)	400,000	387,488
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	200,000	218,662
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/2023(a)	200,000	201,850
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/2023(a)	400,000	395,691
		1,625,827
Indonesia-10.13%
Indonesia Government International Bond
2.95%, 01/11/2023	500,000	519,957
3.38%, 04/15/2023(a)	400,000	421,504
3.38%, 04/15/2023(a)	700,000	737,625
5.38%, 10/17/2023(a)	200,000	222,788
5.38%, 10/17/2023(a)	200,000	222,788
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/2023(a)	500,000	527,872
3.75%, 03/01/2023(a)	200,000	211,149
PT Pertamina (Persero), 4.30%, 05/20/2023(a)	300,000	319,500
		3,183,183
Ireland-0.68%
Avolon Holdings Funding Ltd., 5.13%, 10/01/2023(a)	100,000	107,942
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	104,952
		212,894
Mexico-7.28%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	218,090
Credito Real S.A.B. de C.V. SOFOM E.N.R., 9.50%, 02/07/2026(a)	200,000	195,070
Fresnillo PLC
5.50%, 11/13/2023(a)	200,000	222,377
5.50%, 11/13/2023(a)	200,000	222,377
Mexico Government International Bond, 4.00%, 10/02/2023(b)	68,000	73,636
Petroleos Mexicanos
3.50%, 01/30/2023	400,000	410,280
4.63%, 09/21/2023	485,000	507,512
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)	200,000	193,940
Unifin Financiera S.A.B. de C.V., SOFOM, E.N.R., 7.25%, 09/27/2023(a)(b)	250,000	242,425
		2,285,707
Peru-3.77%
Banco de Credito del Peru, 4.25%, 04/01/2023(a)	200,000	209,396
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Peru-(continued)
Banco Internacional del Peru SAA Interbank
3.38%, 01/18/2023(a)	$200,000	$203,875
3.38%, 01/18/2023(a)	500,000	509,687
Gas Natural de Lima y Callao S.A., 4.38%, 04/01/2023(a)	250,000	261,058
		1,184,016
Philippines-1.99%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	400,000	415,040
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	210,749
		625,789
Poland-1.40%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	420,000	440,155
Russia-9.84%
Gazprom Neft OAO Via GPN Capital S.A., 6.00%, 11/27/2023(a)	500,000	551,543
Lukoil International Finance B.V.
4.56%, 04/24/2023(a)	200,000	212,157
4.56%, 04/24/2023(a)	500,000	530,393
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	213,672
Russian Foreign Bond - Eurobond
4.88%, 09/16/2023(a)	400,000	435,486
4.88%, 09/16/2023(a)	600,000	653,230
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)	450,000	493,451
		3,089,932
South Africa-1.95%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	200,000	211,101
Growthpoint Properties International Pty. Ltd., 5.87%, 05/02/2023(a)	375,000	402,300
		613,401
Supranational-5.78%
Asian Development Bank
1.63%, 01/24/2023	500,000	511,990
2.75%, 03/17/2023	400,000	418,460
0.25%, 07/14/2023	335,000	335,130
0.25%, 10/06/2023(b)	300,000	299,854
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023	250,000	249,875
		1,815,309
Thailand-1.36%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	219,743
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	207,584
		427,327
Turkey-9.53%
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	204,885
5.00%, 04/06/2023(a)	500,000	512,214
KOC Holding A.S.
5.25%, 03/15/2023(a)	200,000	206,418
5.25%, 03/15/2023(a)	200,000	206,418
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	205,336
	Principal Amount	Value
Turkey-(continued)
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	$200,000	$191,484
Turkey Government International Bond
3.25%, 03/23/2023	200,000	198,908
7.25%, 12/23/2023	500,000	538,466
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	209,498
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	103,888
6.10%, 03/16/2023(a)	400,000	415,550
		2,993,065
United Arab Emirates-10.48%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	800,000	807,668
0.75%, 09/02/2023(a)	575,000	580,511
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/2023(a)	200,000	210,316
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	212,293
4.00%, 03/29/2023(a)	200,000	212,130
AHB Sukuk Co. Ltd., 4.38%, 09/19/2023(a)	200,000	216,283
DP World Crescent Ltd., 3.91%, 05/31/2023(a)	400,000	422,640
Fab Sukuk Co. Ltd., 3.63%, 03/05/2023(a)	200,000	210,550
MDGH - GMTN B.V., 2.75%, 05/11/2023(a)	200,000	208,543
SIB Sukuk Co. III Ltd., 4.23%, 04/18/2023(a)	200,000	212,080
		3,293,014
United Kingdom-1.32%
Avon Products, Inc., 6.50%, 03/15/2023(b)	200,000	215,356
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)(b)	200,000	200,250
		415,606
United States-1.05%
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 02/15/2028(a)	200,000	219,050
6.75%, 02/15/2028(a)	100,000	109,525
		328,575
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,558,949)		31,047,727
	Shares
Money Market Funds-0.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $104,698)	104,698	104,698
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $30,663,647)		31,152,425
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.64%
Invesco Private Government Fund, 0.01%(c)(d)(e)	583,891	583,891

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(c)(d)(e)	874,477	$874,827
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,458,718)		1,458,718
TOTAL INVESTMENTS IN SECURITIES-103.80% (Cost $32,122,365)		32,611,143
OTHER ASSETS LESS LIABILITIES-(3.80)%		(1,192,644)
NET ASSETS-100.00%		$31,418,499
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $24,561,176, which represented 78.17% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,150,250	$(3,045,552)	$-	$-	$104,698	$35
Invesco Premier U.S. Government Money Portfolio, Institutional Class	96,114	52,162	(148,276)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	147,005	3,118,050	(2,681,164)	-	-	583,891	29*
Invesco Private Prime Fund	49,015	3,849,949	(3,024,153)	-	16	874,827	219*
Total	$292,134	$10,170,411	$(8,899,145)	$-	$16	$1,563,416	$284

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.53%
Brazil-9.93%
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	$150,000	$153,562
Banco do Brasil S.A., 4.75%, 03/20/2024(a)	200,000	216,152
Brazilian Government International Bond, 8.88%, 04/15/2024	300,000	371,971
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	231,095
CSN Inova Ventures
6.75%, 01/28/2028(a)	200,000	220,513
6.75%, 01/28/2028(a)	200,000	220,513
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, 04/29/2024(a)	200,000	225,511
Petrobras Global Finance B.V., 6.25%, 03/17/2024	290,000	325,856
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/2024(a)	109,359	121,663
		2,086,836
Cayman Islands-0.95%
Global Aircraft Leasing Co. Ltd., 7.25% PIK Rate, 6.50% Cash Rate, 6.50%, 09/15/2024(a)(b)	200,000	200,402
Chile-1.03%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	200,000	215,914
China-7.07%
Agricultural Bank of China Ltd., 0.85%, 01/19/2024(a)	200,000	200,511
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	217,451
Export-Import Bank of China (The), 3.63%, 07/31/2024(a)	200,000	218,753
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)	200,000	198,400
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	218,901
4.13%, 05/07/2024(a)	200,000	218,901
Tencent Holdings Ltd., 3.28%, 04/11/2024(a)	200,000	213,660
		1,486,577
Colombia-3.17%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	212,653
8.13%, 05/21/2024(c)	200,000	237,433
SURA Asset Management S.A., 4.88%, 04/17/2024(a)	200,000	215,500
		665,586
Hong Kong-1.08%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	227,659
Hungary-1.62%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	340,453
India-9.35%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(a)	600,000	653,418
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	200,000	220,935
5.35%, 05/20/2024(a)	200,000	220,935
Indian Oil Corp. Ltd., 4.75%, 01/16/2024(a)	200,000	215,970
JSW Steel Ltd., 5.95%, 04/18/2024(a)	200,000	215,203
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	220,878
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	218,307
		1,965,646
	Principal Amount	Value
Indonesia-10.36%
Indonesia Government International Bond
5.88%, 01/15/2024(a)	$200,000	$227,006
5.88%, 01/15/2024(a)	200,000	227,006
4.45%, 02/11/2024	200,000	219,484
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	218,489
4.35%, 09/10/2024(a)	400,000	442,420
4.35%, 09/10/2024(a)	200,000	221,210
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	221,176
5.13%, 05/16/2024(a)	200,000	221,176
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	200,000	180,500
		2,178,467
Ireland-1.57%
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(a)	200,000	219,958
5.50%, 02/15/2024(a)	100,000	109,979
		329,937
Mexico-9.82%
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	150,000	160,802
4.13%, 06/06/2024(a)	150,000	160,802
Cemex S.A.B. de C.V.
5.45%, 11/19/2029(a)	200,000	219,850
5.45%, 11/19/2029(a)	200,000	219,850
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	219,129
4.88%, 01/15/2024(a)	400,000	438,258
Grupo Bimbo S.A.B. de C.V.
3.88%, 06/27/2024(a)	200,000	217,794
3.88%, 06/27/2024(a)	200,000	217,794
Petroleos Mexicanos, 4.88%, 01/18/2024	200,000	211,400
		2,065,679
Morocco-2.08%
OCP S.A., 5.63%, 04/25/2024(a)	400,000	436,828
Peru-1.02%
Minsur S.A., 6.25%, 02/07/2024(a)	200,000	214,800
Philippines-4.46%
Philippine Government International Bond, 4.20%, 01/21/2024(c)	300,000	329,660
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	211,014
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	244,687
7.39%, 12/02/2024(a)	125,000	152,929
		938,290
Poland-2.08%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	437,095
Singapore-0.96%
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	201,479
South Africa-4.08%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	213,772
4.76%, 11/11/2024(a)	200,000	213,772
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
South Africa-(continued)
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	$200,000	$215,900
Sasol Financing USA LLC, 5.88%, 03/27/2024	200,000	214,871
		858,315
Supranational-5.74%
Asian Development Bank
2.63%, 01/30/2024	550,000	584,172
1.50%, 10/18/2024	500,000	517,552
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	100,000	105,421
		1,207,145
Turkey-10.88%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	210,581
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	204,452
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	208,902
Turkey Government International Bond
5.75%, 03/22/2024	200,000	206,760
6.35%, 08/10/2024	400,000	418,353
5.60%, 11/14/2024	400,000	409,313
Turkiye Is Bankasi A.S., 6.13%, 04/25/2024(a)	400,000	413,753
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	216,581
		2,288,695
United Arab Emirates-9.16%
Abu Dhabi Government International Bond, 2.13%, 09/30/2024(a)	400,000	420,187
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	217,660
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	215,012
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	216,352
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	218,875
MDGH - GMTN B.V.
3.00%, 04/19/2024(a)	200,000	212,567
2.50%, 11/07/2024(a)	200,000	210,500
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	214,897
		1,926,050
	Principal Amount	Value
Vietnam-2.12%
Vietnam Government International Bond
4.80%, 11/19/2024(a)	$200,000	$223,298
4.80%, 11/19/2024(a)	200,000	223,298
		446,596
Total U.S. Dollar Denominated Bonds & Notes (Cost $19,831,087)		20,718,449
	Shares
Money Market Funds-0.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $142,489)	142,489	142,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $19,973,576)		20,860,938
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.75%
Invesco Private Government Fund, 0.01%(d)(e)(f)	231,264	231,264
Invesco Private Prime Fund, 0.09%(d)(e)(f)	346,757	346,896
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $578,160)		578,160
TOTAL INVESTMENTS IN SECURITIES-101.96% (Cost $20,551,736)		21,439,098
OTHER ASSETS LESS LIABILITIES-(1.96)%		(411,305)
NET ASSETS-100.00%		$21,027,793

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
PIK-Pay-in-Kind

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $15,142,651, which represented 72.01% of the Fund’s Net Assets.
(b)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,367,254	$(1,224,765)	$-	$-	$142,489	$16
Invesco Premier U.S. Government Money Portfolio, Institutional Class	50,313	29,665	(79,978)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	170,775	1,292,249	(1,231,760)	-	-	231,264	19*
Invesco Private Prime Fund	56,925	1,888,197	(1,598,249)	-	23	346,896	161*
Total	$278,013	$4,577,365	$(4,134,752)	$-	$23	$720,649	$196

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021, for each Fund (except for BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF and BulletShares 2030 Municipal Bond ETF). As of May 31, 2021, all of the securities in BulletShares 2021 Municipal Bond ETF, BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF and BulletShares 2030 Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,514,556,610	$-	$1,514,556,610
Money Market Funds	354,939,867	-	-	354,939,867
Total Investments	$354,939,867	$1,514,556,610	$-	$1,869,496,477
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,311,181,327	$-	$2,311,181,327
Money Market Funds	40,121,544	50,019,690	-	90,141,234
Total Investments	$40,121,544	$2,361,201,017	$-	$2,401,322,561
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,897,558,777	$-	$1,897,558,777
Money Market Funds	34,024,515	55,184,593	-	89,209,108
Total Investments	$34,024,515	$1,952,743,370	$-	$1,986,767,885
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,418,231,216	$-	$1,418,231,216
Money Market Funds	11,518,455	63,216,450	-	74,734,905
Total Investments	$11,518,455	$1,481,447,666	$-	$1,492,966,121

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$983,824,471	$-	$983,824,471
Money Market Funds	11,155,976	65,577,806	-	76,733,782
Total Investments	$11,155,976	$1,049,402,277	$-	$1,060,558,253
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$479,477,348	$-	$479,477,348
Money Market Funds	1,739,931	37,985,351	-	39,725,282
Total Investments	$1,739,931	$517,462,699	$-	$519,202,630
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$315,951,934	$-	$315,951,934
Money Market Funds	361,208	26,427,312	-	26,788,520
Total Investments	$361,208	$342,379,246	$-	$342,740,454
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$285,807,664	$-	$285,807,664
Money Market Funds	155,564	21,879,440	-	22,035,004
Total Investments	$155,564	$307,687,104	$-	$307,842,668
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$99,849,516	$-	$99,849,516
Money Market Funds	74,911	6,569,640	-	6,644,551
Total Investments	$74,911	$106,419,156	$-	$106,494,067
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$22,975,638	$-	$22,975,638
Money Market Funds	95,965	3,797,278	-	3,893,243
Total Investments	$95,965	$26,772,916	$-	$26,868,881
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$329,738,521	$-	$329,738,521
U.S. Treasury Securities	-	318,000,622	-	318,000,622
Money Market Funds	3,674,463	-	-	3,674,463
Total Investments	$3,674,463	$647,739,143	$-	$651,413,606
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$818,188,371	$-	$818,188,371
Money Market Funds	36,403,628	61,448,918	-	97,852,546
Total Investments	$36,403,628	$879,637,289	$-	$916,040,917
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$588,050,031	$-	$588,050,031
Money Market Funds	19,987,639	76,537,574	-	96,525,213
Total Investments	$19,987,639	$664,587,605	$-	$684,575,244
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$305,604,013	$-	$305,604,013
Money Market Funds	5,749,762	39,178,360	-	44,928,122
Total Investments	$5,749,762	$344,782,373	$-	$350,532,135

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$249,709,516	$-	$249,709,516
Money Market Funds	6,446,899	39,426,387	-	45,873,286
Total Investments	$6,446,899	$289,135,903	$-	$295,582,802
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$80,786,767	$87,560	$80,874,327
Money Market Funds	846,819	14,939,635	-	15,786,454
Total Investments	$846,819	$95,726,402	$87,560	$96,660,781
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$27,481,144	$-	$27,481,144
Money Market Funds	39,364	4,271,586	-	4,310,950
Total Investments	$39,364	$31,752,730	$-	$31,792,094
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$12,370,763	$-	$12,370,763
Money Market Funds	118,002	1,537,937	-	1,655,939
Total Investments	$118,002	$13,908,700	$-	$14,026,702
Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Treasury Securities	$-	$5,650,001	$-	$5,650,001
U.S. Dollar Denominated Bonds & Notes	-	3,862,819	-	3,862,819
Money Market Funds	238,218	-	-	238,218
Total Investments	$238,218	$9,512,820	$-	$9,751,038
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$35,643,960	$-	$35,643,960
Money Market Funds	155,871	634,575	-	790,446
Total Investments	$155,871	$36,278,535	$-	$36,434,406
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$31,047,727	$-	$31,047,727
Money Market Funds	104,698	1,458,718	-	1,563,416
Total Investments	$104,698	$32,506,445	$-	$32,611,143
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$20,718,449	$-	$20,718,449
Money Market Funds	142,489	578,160	-	720,649
Total Investments	$142,489	$21,296,609	$-	$21,439,098